1933 Act Registration No. 333-76083

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[ ] Pre-Effective                                 [ X ] Post-Effective
     Amendment No.                                    Amendment No. 1


                             EVERGREEN EQUITY TRUST
                  (Evergreen Fund and Evergreen Micro Cap Fund)
               [Exact Name of Registrant as Specified in Charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                       -----------------------------------
                    (Address of Principal Executive Offices)

                             Michael H. Koonce, Esq.
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    -----------------------------------------
                     (Name and Address of Agent for Service)


         Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

         The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the InvestmentCompany Act of 1940 (File No. 333-50059); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's fiscal year ended September 30, 1998 was filed with the Commission on or about October 29, 1998.

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 488 of the Securities Act of 1933.




                             EVERGREEN EQUITY TRUST

                              CROSS REFERENCE SHEET


         Pursuant to Rule 481(a) under the Securities Act of 1933


                                               Location in Prospectus/
Item of Part A of Form N-14                    Proxy Statement
---------------------------                    -----------------------

1.       Beginning of Registration             Cross Reference Sheet;
         Statement and Outside                 Cover Page
         Front Cover Page of
         Prospectus

2.       Beginning and Outside                 Table of Contents
         Back Cover Page of
         Prospectus

3.       Fee Table, Synopsis and               Comparison of Fees and
         Risk Factors                          Expenses; Summary;
                                               Comparison of Investment
                                               Objectives and Policies;
                                               Risks

4.       Information About the                 Summary; Reasons for the
         Transaction                           Merger; Information on
                                               Shareholders' Rights;
                                               Exhibit A (Agreement and Plan of
                                               Reorganization)

5.       Information about the                 Cover Page; Summary;
         Registrant                            Risks; Comparison of
                                               Investment Objectives and
                                               Policies; Information on
                                               Shareholders' Rights;
                                               Additional Information

6.       Information about the                 Cover Page; Summary;
         Company Being Acquired                Risks; Comparison of
                                               Investment Objectives and
                                               Policies; Information on
                                               Shareholders' Rights;
                                               Additional Information

7.       Voting Information                    Cover Page; Summary;
                                               Voting Information
                                               Concerning the Meeting

8.       Interest of Certain                   Financial Statements and
         Persons and Experts                   Experts; Legal Matters

9.       Additional Information                Inapplicable
         Required for Reoffering
         by Persons Deemed to be
         Underwriters



                                               Location in Prospectus/
Item of Part B of Form N-14                    Proxy Statement
---------------------------                    -----------------------


10.      Cover Page                            Cover Page

11.      Table of Contents                     Omitted

12.      Additional Information                Statement of Additional
         About the Registrant                  Information of Evergreen
                                               Fund dated February 1, 1999


13.      Additional Information                Statement of Additional
         about the Company Being               Information of Evergreen
         Acquired                              Micro Cap Fund dated
                                               February 1, 1999;

14.      Financial Statements                  Financial Statements of Evergreen
                                               Fund dated September 30, 1998;
                                               Financial Statements of
                                               Evergreen Micro Cap Fund dated
                                               September 30, 1998

                                                Location in Prospectus/
Item of Part C of Form N-14                     Proxy Statement
---------------------------                     -----------------------

                                               Incorporated by Reference
15.      Indemnification                       to Part A Caption -
                                               "Information on Shareholders'
                                               Rights - Liability and
                                               Indemnification of
                                               Trustees"

16.      Exhibits                              Item 16.          Exhibits

17.      Undertakings                          Item 17.          Undertakings

Two New Low-Cost Ways to Vote Your Proxy

It's fast and convenient, and your voting instructions are received immediately.

The  enclosed  Proxy  Statement   contains  important issues affecting your
Evergreen fund. You can help us save time and postage costs when you vote on the Internet or by phone. Vote 24 hours a day, seven days a week by following the simple instructions below.

Please do not mail the Proxy  Card if you are  voting by Internet or telephone.


To Vote By Internet:

1.       Go to the website
         www.proxyvote.com

2.       Enter the 12-digit Control Number
         found on your Proxy Card, then
         follow the simple instructions.

3.       Or, go to the Proxy Vote link on the
         Evergreen Funds website www.evergreen-funds.com.
         Click on the link and you will be
         connected to the Proxy Vote website
         mentioned in number 1. Follow the
         simple instructions located at that
         site.


To Vote By Telephone:

1.       Call 1-800-690-6903 to record your vote by telephone.

2.       Please have your Proxy Card at hand when you call.

3. Enter the 12-digit Control Number found on the card, then follow the simple recorded instructions.


                                                      Thank you for your vote.

                                      LOGO


                            EVERGREEN MICRO CAP FUND
                               200 Berkeley Street
                                Boston, MA 02116



June 2, 1999

Dear Shareholder,

     As a shareholder of Evergreen Micro Cap Fund ("Micro Cap Fund"), you are invited to vote on an important matter affecting your Fund. Specifically, you are invited to vote on a proposal to merge Micro Cap Fund into Evergreen Fund. Evergreen Fund is another mutual fund managed by Evergreen Asset Management Corp. that invests primarily in equity securities of small, mid-size and large companies.

     If the merger is approved you will receive shares of Evergreen Fund having the same total value as the shares of Micro Cap Fund you currently own. Details about Evergreen Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed merger, are contained in the attached Prospectus/Proxy Statement. You will not incur any Federal income taxes as a result of the merger.

     The Board of Trustees of Evergreen Equity Trust has approved the merger and recommends that you vote FOR this proposal.

     I realize that the attached Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of Micro Cap Fund shareholders to be held on July 23, 1999. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope. Instructions on how to complete the proxy card are included immediately after the Notice of Special Meeting.


     If you have any questions about the proposal or the proxy card, please call Shareholder Communications Corporation at 800-645-7816. You may also FAX your completed and signed proxy card (both front and back sides) to Management Information Services an ADP Company, our proxy tabulator, at 800-451-8683 or vote on the Internet by going to the website www.proxyvote.com or by going to the Voting link on the Evergreen Funds website at www.evergreen-funds.com.


     Thank you for taking this matter seriously and participating in this important process.


                                                           Sincerely,


                                                           [Signature]

                                                           William M. Ennis
                                                           Managing Director
                                                           Evergreen Funds

                            EVERGREEN MICRO CAP FUND
                               200 Berkeley Street
                           Boston, Massachusetts 02116



                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 23, 1999



     Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Evergreen Micro Cap Fund ("Micro Cap Fund"), a series of Evergreen Equity Trust, will be held at the offices of the Evergreen funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116, on July 23, 1999 at 2:00 p.m. for the following purposes:

          1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of April 30, 1999, providing for the acquisition of all of the assets of Micro Cap Fund by Evergreen Fund, a series of Evergreen Equity Trust, in exchange for shares of Evergreen Fund and the assumption by Evergreen Fund of the identified liabilities of Micro Cap Fund. The Plan also provides for distribution of these shares of Evergreen Fund to shareholders of Micro Cap Fund in liquidation and subsequent termination of Micro Cap Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Micro Cap Fund.

          2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

     On behalf of Micro Cap Fund, the Trustees of Evergreen Equity Trust have fixed the close of business on May 5, 1999 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

     IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.


                                               By Order of the Board of Trustees



                                                           Michael H. Koonce
                                                           Secretary

 June 2, 1999

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

          1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

          2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

          3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

          REGISTRATION                            VALID SIGNATURE

          CORPORATE ACCOUNTS
          (1) ABC Corp.                           ABC Corp.
          (2) ABC Corp.                           John Doe, Treasurer
          (3) ABC Corp.                           John Doe, Treasurer
              c/o John Doe, Treasurer
          (4) ABC Corp. Profit Sharing Plan       John Doe, Trustee

          TRUST ACCOUNTS
          (1) ABC Trust                           Jane B. Doe, Trustee
          (2) Jane B. Doe, Trustee                Jane B. Doe
              u/t/d 12/28/78

          CUSTODIAL OR ESTATE ACCOUNTS
          (1) John B. Smith, Cust.                John B. Smith
              F/b/o John B. Smith, Jr. UGMA
          (2) John B. Smith                       John B. Smith, Jr., Executor

                  PROSPECTUS/PROXY STATEMENT DATED JUNE 2, 1999

                            Acquisition of Assets of

                            EVERGREEN MICRO CAP FUND
                                   a series of
                             Evergreen Equity Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                        By and in Exchange for Shares of

                                 EVERGREEN FUND
                                   a series of
                             Evergreen Equity Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116


     This Prospectus/Proxy Statement is being sent to shareholders of Evergreen Micro Cap Fund ("Micro Cap Fund") to ask them to approve the Agreement and Plan of Reorganization (the "Plan") at a Special Meeting of Shareholders to be held on July 23, 1999 at 2:00 p.m. at the offices of the Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting").


     Under the Plan, Micro Cap Fund will be merged into Evergreen Fund. This will be accomplished by Evergreen Fund acquiring all of the assets of Micro Cap Fund in exchange for shares of Evergreen Fund. Along with acquiring the assets of Micro Cap Fund, Evergreen Fund will also assume the identified liabilities of Micro Cap Fund. This transaction will be referred to as the "Merger" for the rest of this Prospectus/Proxy Statement. Micro Cap Fund and Evergreen Fund are sometimes referred to each as the "Fund" or together as the "Funds" in this Prospectus/Proxy Statement. After the Merger, Micro Cap Fund shareholders will receive shares of Evergreen Fund and Micro Cap Fund will be terminated. Micro Cap Fund shareholders will receive Evergreen Fund shares that have the same letter description (i.e. Class A, Class B, Class C or Class Y), and the same distribution-related fees, shareholder servicing-related fees and contingent deferred sales charges ("CDSCs"), if any, as the shares they currently hold ("Corresponding Shares"). Micro Cap Fund shareholders will incur no fees in connection with receiving the Corresponding Shares. Micro Cap Fund shareholders will receive Corresponding Shares that have the same aggregate net asset value as the shares they hold. The Merger is being structured as a tax-free reorganization for federal income tax purposes.

      Micro Cap Fund and Evergreen Fund are each a separate series of Evergreen Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Evergreen Fund is to seek capital appreciation. The investment objective of Micro Cap Fund is the same--to seek capital appreciation.

     This Prospectus/Proxy Statement, which should be kept for future reference, sets forth concisely the information about Evergreen Fund that Micro Cap Fund shareholders should know before voting on the Merger. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference to (which means, legally considered to be part of) this Prospectus/Proxy Statement. A Statement of Additional Information dated June 2, 1999 relating to this Prospectus/Proxy Statement and the Merger, which includes the most recent annual financial statements of Evergreen Fund and Micro Cap Fund, has been filed with the SEC and is legally considered to be part of this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Fund at 200 Berkeley Street, Boston, Massachusetts 02116 or by calling toll-free 1-800-645-7816.


     The two Prospectuses of Evergreen Fund, one offering Class A, Class B and Class C shares and the other offering Class Y shares, dated February 1, 1999, and its Annual Report for the fiscal year ended September 30, 1998 are legally considered to be part of this Prospectus/Proxy Statement insofar as they relate to Evergreen Fund only and not to any other fund described therein. Along with this Prospectus/Proxy Statement, shareholders of Micro Cap Fund will receive copies of the Prospectus pertaining to the class of shares of Evergreen Fund that they will receive as a result of the Merger. Additional information about Evergreen Fund is contained in its Statement of Additional Information dated February 1, 1999, which has been filed with the SEC and which is available upon request and without charge by writing to or calling Evergreen Fund at the address or telephone number listed in the paragraph above.

     The two Prospectuses of Micro Cap Fund, one offering Class A, Class B and Class C shares and the other offering Class Y shares, dated February 1, 1999 are legally considered to be part of this Prospectus/Proxy Statement insofar as they relate to Micro Cap Fund only and not to any other fund described therein. Copies of the Prospectuses, the related Statement of Additional Information, and the Annual Report for the fiscal year ended September 30, 1998 are available upon request and without charge by writing to Micro Cap Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
     UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS

                                                                           Page
COMPARISON OF FEES AND EXPENSES..........................................    7


SUMMARY .                                                                   10
     Proposed Plan of Reorganization.....................................   10
     Tax Consequences....................................................   11
     Investment Objectives and Policies of the Funds.....................   11
     Comparative Performance Information for each Fund...................   11
     Management of the Funds.............................................   12
     Investment Advisors.................................................   12
     Portfolio Management................................................   13
     Distribution of Shares..............................................   13
     Purchase and Redemption Procedures..................................   14
     Exchange Privileges.................................................   14
     Dividend Policy.....................................................   15
     Risks...............................................................   15


REASONS FOR THE MERGER...................................................   16
     Agreement and Plan of Reorganization................................   17
     Federal Income Tax Consequences.....................................   18
     Pro-forma Capitalization............................................   19
     Shareholder Information.............................................   20

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.........................   20

INFORMATION ON SHAREHOLDERS' RIGHTS......................................   21
     Form of Organization................................................   21
     Capitalization......................................................   21
     Shareholder Liability...............................................   21
     Shareholder Meetings and Voting Rights..............................   22
     Liquidation or Dissolution..........................................   22
     Liability and Indemnification of Trustees...........................   22


ADDITIONAL INFORMATION...................................................   23


VOTING INFORMATION CONCERNING THE MEETING................................   23

FINANCIAL STATEMENTS AND EXPERTS.........................................   24


LEGAL MATTERS............................................................   25


OTHER BUSINESS...........................................................   25

EXHIBIT A................................................................   A-1

EXHIBIT B................................................................   B-1

                         COMPARISON OF FEES AND EXPENSES


     The amounts of fees and expenses for Class A, Class B, Class C and Class Y shares of Evergreen Fund and Micro Cap Fund are set forth in the following tables and in the examples. The amounts given are based on the actual expenses of Evergreen Fund for the fiscal year ended September 30, 1998 and the estimated expenses of Micro Cap Fund for the fiscal year ending September 30, 1999. The pro forma amounts for Class A, Class B, Class C and Class Y shares of Evergreen Fund are based on what the estimated combined expenses of Evergreen Fund would have been for the fiscal year ended September 30, 1998.


     The following tables show:

     o the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A, Class B, Class C and Class Y shares of each of Micro Cap Fund and Evergreen Fund, and

     o the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A, Class B, Class C and Class Y shares of Evergreen Fund assuming the Merger takes place ("Evergreen Fund Pro Forma").


                                  Comparison of
         Class A, Class B, Class C and Class Y Shares of Evergreen Fund
                                      With
         Class A, Class B, Class C and Class Y Shares of Micro Cap Fund



                                           Evergreen                                      Micro Cap
                                             Fund                                            Fund
                           Class A   Class B      Class C       Class Y     Class A      Class B    Class C      Class Y


Shareholder
   Transaction
   Expenses
Maximum Sales
   Load Imposed on
   Purchases (as a
   Percentage of
   Offering price)......    4.75%      None         None          None       4.75%        None         None        None
Contingent Deferred
   Sales Charge (as
   a percentage of
   original purchase
   price or
   redemption
   proceeds,
   whichever is
   lower)............... None(1)    5.00% in      1.00% in        None       None(1)     5.00% in     1.00% in     None
                                    the           the first year                         the first    the first
                                    first         and 0.00%                              year         year
                                    year          thereafter                             declining to and 0.00%
                                    declining                                            1.00% in     thereafter
                                    to                                                   the sixth
                                    1.00% in                                             year and
                                    the sixth                                            0.00%
                                    year and                                             thereafter
                                    0.00%
                                    thereafter

                                                              Evergreen                        Micro Cap
                                                                Fund                            Fund
                                            Class A Class B  Class C Class Y Class A Class B  Class C Class Y

Annual Fund Operating Expenses (as a
   Percentage of average daily net assets)
Management Fee ...........................   0.89%   0.89%    0.89%   0.89%   1.00%   1.00%    1.00%   1.00%
12b-1 Fees (2) ...........................   0.25%   1.00%    1.00%    None   0.25%   1.00%    1.00%    None
Other Expenses............................   0.30%   0.30%    0.30%   0.29%   0.40%   0.40%    0.40%   0.39%
                                             -----   -----    -----   -----   -----   -----    -----   -----
Annual Fund Operating Expenses ...........   1.44%   2.19%    2.19%   1.18%   1.65%   2.40%    2.40%   1.39%


                                                                                Evergreen Fund Pro Forma
                                                          Class A     Class B             Class          Class Y

Maximum Sales Load Imposed on Purchases (as a
   percentage of offering price)......................     4.75%        None               None          None
Contingent Deferred Sales Charge (as a percentage
   of original purchase price or redemption
   proceeds, whichever is lower)......................     None(1)      5.00% in the       1.00% in the  None
                                                                        first              first year and
                                                                        year declining     0.00% thereafter
                                                                        to
                                                                        1.00% in the
                                                                        sixth year and
                                                                        0.00%
                                                                        thereafter
Annual Fund Operating Expenses (as a
   Percentage of average daily net assets)
Management Fee........................................    0.89%        0.89%           0.89%           0.89%
12b-1 Fees (2)........................................    0.25%        1.00%           1.00%            None
Other Expenses........................................    0.30%        0.30%           0.30%           0.30%
                                                          -----        -----           -----           -----
Annual Fund Operating Expenses........................    1.44%        2.19%           2.19%           1.19%

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.
(2) Class A shares can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets.

     Examples. The following tables show for Evergreen Fund and Micro Cap Fund, and for Evergreen Fund pro forma, assuming the Merger takes place, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $10,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period. For Class B and Class C shares, the tables also show the effect of shareholder expenses assuming the shares are not redeemed. In the case of Evergreen Fund pro forma, the examples reflect the imposition of the 4.75% maximum sales load on purchases.

                                                                         Evergreen Fund
                                                                          Three   Five
                                                                 One Year Years  Years  Ten Years

Class A........................................................       $615   $909 $1,225    $2,117
Class B (assuming redemption at the end of the period).........       $722   $985 $1,375    $2,245
Class B (assuming no redemption at the end of the period)......       $222   $685 $1,175    $2,245
Class C (assuming redemption at the end of the period).........       $322   $685 $1,175    $2,524
Class C (assuming no redemption at the end of the period)......       $222   $685 $1,175    $2,524
Class Y........................................................                                       $120   $375   $649    $1,432

                                                                         Micro Cap Fund
                                                                          Three   Five
                                                                 One Year Years  Years  Ten Years
Class A........................................................       $635   $971 $1,329    $2,337
Class B (assuming redemption at the end of the period).........       $743 $1,048 $1,480    $2,463
Class B (assuming no redemption at the end of the period)......       $243   $748 $1,280    $2,463
Class C (assuming redemption at the end of the period).........       $343   $748 $1,280    $2,736
Class C (assuming no redemption at the end of the period)......       $243   $748 $1,280    $2,736
Class Y........................................................                                       $142   $440   $761    $1,669

                                                                     Evergreen Fund Pro Forma
                                                                          Three   Five
                                                                 One Year Years  Years  Ten Years

Class A........................................................       $615   $909 $1,225    $2,117
Class B (assuming redemption at the end of the period).........       $722   $985 $1,375    $2,245
Class B (assuming no redemption at the end of the period)......       $222   $685 $1,175    $2,245
Class C (assuming redemption at the end of the period).........       $322   $685 $1,175    $2,524
Class C (assuming no redemption at the end of the period)......       $222   $685 $1,175    $2,524
Class Y........................................................                                       $121   $378   $654    $1,443


     The purpose of the foregoing examples is to assist Micro Cap Fund shareholders in understanding the various costs and expenses that an investor in Evergreen Fund as a result of the Merger would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in Micro Cap Fund. These examples should not be considered a representation of past or future expenses or annual return.
Actual expenses may be greater or less than those shown.

                                     SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses of Evergreen Fund and Micro Cap Fund dated February 1, 1999 (which are legally considered to be a part of this Prospectus/Proxy Statement) and the Plan, the form of which is attached to this Prospectus/Proxy Statement as Exhibit A.


Proposed Plan of Reorganization

     The Plan generally provides for the following:

o the transfer of all of the assets of Micro Cap Fund in exchange for shares of Evergreen Fund, and
o the assumption by Evergreen Fund of the identified liabilities of Micro Cap Fund. (The identified liabilities consist only of those liabilities reflected on Micro Cap Fund's statement of assets and liabilities determined immediately preceding the Merger.)

     The Plan also calls for the distribution of shares of Evergreen Fund to Micro Cap Fund's shareholders in liquidation of Micro Cap Fund as part of the Merger. After the Merger, the shareholders of Micro Cap Fund will own Corresponding Shares of Evergreen Fund having the same aggregate net asset value as that of the shareholders' shares of Micro Cap Fund, as of the close of business immediately prior to the date that Micro Cap Fund's assets are exchanged for shares of Evergreen Fund. See "Reasons for the Merger--Agreement and Plan of Reorganization."

     The Trustees of Evergreen Equity Trust, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Merger would be in the best interests of Micro Cap Fund shareholders, and that their interests will not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan for the approval of Micro Cap Fund's shareholders.


                 THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST
              RECOMMENDS APPROVAL BY SHAREHOLDERS OF MICRO CAP FUND
                        OF THE PLAN EFFECTING THE MERGER.

     The Trustees of Evergreen Equity Trust have also approved the Plan on behalf of Evergreen Fund.

     Approval of the Merger will require the following:

o In order to have the Meeting, at least 25% (a "quorum") of the outstanding shares of Micro Cap Fund entitled to vote must be represented at the Meeting in person or by shareholders sending in a proxy card.
o All classes of Micro Cap Fund will vote together as if they were a single class.
o A majority (greater than 50%) of Micro Cap Fund shares voted must vote FOR the Merger.

      See "Voting Information Concerning the Meeting."

     The Merger is scheduled to take place on or about July 30, 1999. If Micro Cap Fund shareholders do not vote to approve the Merger, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

     Prior to or at the completion of the Merger, Micro Cap Fund will have received an opinion of Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving Evergreen Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Evergreen Fund that are received by Micro Cap Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Micro Cap Fund in the hands of Evergreen Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss will be recognized by Evergreen Fund upon the receipt of the assets of the Fund in exchange for shares of Evergreen Fund and the assumption by Evergreen Fund of Micro Cap Fund's identified liabilities.


Investment Objectives and Policies of the Funds

     The investment objectives of Evergreen Fund and Micro Cap Fund are substantially similar.


     The investment objective of Evergreen Fund is to seek capital appreciation by investing primarily in common stocks and securities convertible into or exchangeable for common stocks of companies that (1) have innovative and entrepreneurial management and that exhibit sound financial business practices;
(2) are limited to a regional market whose securities are held mostly by a few shareholders that do not frequently trade them, (3) have small shares of their intended markets compared to either companies in their fields, or that serve limited markets, and/or (4) in the opinion of the Fund's managers, have growth potential due to a recent or anticipated change in structure, management, product or service. The Fund seeks long-term gains from investments in securities of small, mid-size and large companies.

     The investment objective of Micro Cap Fund is to seek capital appreciation by investing primarily in common stocks of very small companies (generally between $1 million and $150 million in market capitalization) which have a relatively limited trading market (traded over-the-counter or on a regional securities exchange). The Fund seeks companies with promising products or services and the potential for rapid growth. The Fund's managers look for investment opportunities not widely recognized by industry analysts due to the small size of the companies and the resulting limited amounts of information on the companies. The Fund focuses on investing in companies with high returns on equity and consistent earnings growth.


Comparative Performance Information for each Fund

     Discussions of the manner of calculation of total return are contained in the Prospectuses and Statement of Additional Information of the Funds. The following tables set forth, as applicable, the total return of the Class A, Class B, Class C and Class Y shares of Evergreen Fund and Micro Cap Fund for the periods of time specified below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.


                           Average Annual Total Return

                           1 Year Ended   5 Years Ended   10 Years Ended   From Inception   Inception
                          March 31, 1999     March 31,    March 31, 1999  To March 31, 1999   Date
                                         1999
Evergreen Fund(1)
     Class A shares.....      -8.16%          16.73%          12.55%            16.05%       1/3/95
     Class B shares.....      -8.92%          17.00%          12.78%            16.14%       1/3/95
     Class C shares.....      -5.07%          17.20%          12.77%            16.14%       1/3/95
     Class Y shares.....      -3.19%          18.20%          13.25%            16.32%      10/15/71

Micro Cap Fund(1)
     Class A shares.....      -36.05%         2.35%            7.32%            11.10%       1/3/95
     Class B shares.....      -36.62%         2.40%            7.50%            11.22%       1/3/95
     Class C shares.....      -33.96%         2.74%            7.52%            11.23%       1/3/95
     Class Y shares.....      -32.69%         3.54%            7.94%            11.51%       6/1/83

      (1) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A, B, and C are 0.25%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.


     Important   information   about   Evergreen   Fund  is  also  contained  in
management's discussion of Evergreen Fund's performance, attached hereto as Exhibit B. This information also appears in Evergreen Fund's most recent Annual Report.

Management of the Funds

     The overall management of Evergreen Fund and of Micro Cap Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Equity Trust.


Investment Advisors


     The investment advisor to Evergreen Fund and Micro Cap Fund is Evergreen Asset Management Corp. ("Evergreen Asset"). Evergreen Asset is an indirect wholly owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the 6th largest bank holding company in the United States based on total assets as of March 31, 1999. Evergreen Asset, with its predecessors, has served as an investment advisor to the Funds since 1971, and currently manages over $18.7 billion in assets for 21 of the Evergreen funds. Evergreen Asset is located at 2500 Westchester Avenue, Purchase, New York 10577. Leiber & Company is sub-advisor to the Funds. Leiber & Company is an indirect, wholly-owned subsidiary of FUNB and is located at 2500 Westchester Avenue, Purchase, New York 10577. Evergreen Asset and its affiliates manage the Evergreen family of mutual funds with assets of approximately $237 billion as of December 31, 1998. For further information regarding Evergreen Asset, FUNB and First Union, see "General Information-The Funds' Investment Advisors" in the Prospectuses of Evergreen Fund and Micro Cap Fund.


     Evergreen Asset manages investments and supervises the daily business affairs of Evergreen Fund and Micro Cap Fund subject to the authority of the Trustees. Evergreen Asset is entitled to receive from each of the Funds an annual fee equal to 1.00% of the first $750 million of the Fund's average daily net assets, plus 0.90% of the next $250 million, plus 0.80% of the amounts over $1 billion.

     Evergreen Asset may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Evergreen Asset may also reduce or cease these voluntary waivers and reimbursements at any time.


     Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, Evergreen Fund could be adversely affected if the computer systems used by Evergreen Asset and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem". Evergreen Asset is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.



Portfolio Management


The day-to-day management of Evergreen Fund is handled by Stephen A. Lieber and Nola Maddox Falcone, CFA. Mr. Lieber is Chairman and Co-Chief Executive Officer of Evergreen Asset. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen funds, when it was established in 1969 and served as Senior Partner until June 1994. He has been with Evergreen Asset and its predecessor since 1971 and has been in the investment management profession since 1952. Ms. Falcone is President and Co-Chief Executive Officer of Evergreen Asset. Ms. Falcone has served as the principal manager of Evergreen Income and Growth Fund since 1985. She joined Lieber & Company as Senior Portfolio Manager in 1974 and was a General Partner from January 1981 to June 1994.



Distribution of Shares

     Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services ("BISYS"), acts as underwriter of shares of Evergreen Fund and Micro Cap Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Each Fund each offers four classes of shares: Class A, Class B, Class C and Class Y. Each class has separate distribution arrangements and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.)


     In the proposed Merger, Micro Cap Fund shareholders will receive the Corresponding Shares of Evergreen Fund. The Corresponding Shares of Evergreen Fund that Micro Cap Fund shareholders will receive have identical arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold. Because the Merger will be effected at net asset value without the imposition of a sales charge, Micro Cap Fund shareholders will receive Evergreen Fund shares without paying any initial sales charge or CDSC as a result of the Merger. Evergreen Fund Class B and Class C shares received by Micro Cap Fund shareholders as a result of the Merger will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of Micro Cap Fund shares.


     The following is a summary description of charges and fees for the Class A, Class B, Class C and Class Y shares of Evergreen Fund which will be received by Micro Cap Fund shareholders in the Merger. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the Evergreen Fund and Micro Cap Fund Prospectuses and in the Funds' Statement of Additional Information.

     Class A Shares. Class A shares are sold at net asset value plus an initial sales charge and, as indicated below, are subject to distribution-related fees. For a description of the initial sales charges applicable to purchase of Class A shares, see "General Information - How to Choose the Share Class that Best Suits You" in the applicable Prospectus of Evergreen Fund. No initial sales charge will be imposed on Class A shares of Evergreen Fund received by Micro Cap Fund's shareholders in the Merger.

     Class B Shares. Class B shares are sold without an initial sales charge but are subject to a CDSC, which ranges from 5% to 1%, if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees as described below. For purposes of determining when Class B shares issued in the Merger to shareholders of Micro Cap Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date Class B shares of Micro Cap Fund were originally purchased.

     Class B shares are subject to higher distribution-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

     Class C Shares. Class C shares are sold without initial sales charges but, as indicated below, are subject to distribution-related and shareholder servicing-related fees. Class C shares are subject to a 1% CDSC if such shares are redeemed within 13 months of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

     Class Y Shares. Class Y shares are sold at net asset value without any initial or deferred sales charge and are not subject to distribution-related or shareholder servicing-related fees. Class Y shares are only available to certain classes of investors as is more fully described in the Class Y Prospectus for Evergreen Fund.

     Additional information regarding the classes of shares of each Fund is included in its Prospectuses and Statement of Additional Information.

     Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the Class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

     Each Fund has also adopted a 12b-1 plan with respect to its Class B and Class C shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% 12b-1 fees, up to 0.25% may be for payment in respect of "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc., following the Merger Evergreen Fund may make distribution-related and shareholder servicing-related payments with respect to Micro Cap Fund shares sold prior to the Merger.

     Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its Prospectuses and Statement of Additional Information.

     No 12b-1 plan has been adopted for the Class Y shares of either Fund.

Purchase and Redemption Procedures

     Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000. There is no minimum for subsequent purchases of shares of either Fund. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' Prospectuses. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.


Exchange Privileges

     Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in the Funds' Prospectuses and Statement of Additional Information.

Dividend Policy

     Each Fund distributes its investment company taxable income annually and its net realized gains at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the Funds' Prospectuses for further information concerning dividends and distributions.

     After the Merger, shareholders of Micro Cap Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Evergreen Fund reinvested in shares of Evergreen Fund. Shareholders of Micro Cap Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Evergreen Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of Evergreen Fund.


     Each of Evergreen Fund and Micro Cap Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To remain qualified as a regulated investment company, the Fund must distribute 90% of its taxable income and 90% of its net tax-exempt income. While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.



Risks

     Many of the risks involved in investing in each Fund's shares are similar. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies."

     Both Funds invest substantially all of their assets in common stocks of companies with innovative and promising products which have the potential for growth. Evergreen Fund may invest in securities of relatively well-known and large companies as well as small and medium-sized specialty companies. Micro Cap Fund invests primarily in common stocks of very small companies (generally between $1 million and $150 million in market capitalization) which have a relatively limited trading market (traded over-the-counter or on a regional securities exchange). Since both Funds invest in small companies, both Funds may be subject to special risks associated with investing in securities issued by small companies. Smaller, less established companies tend to be more dependent on individual managers and limited products and product lines. Additionally, securities issued by small companies also tend to fluctuate in value more dramatically than those of larger companies.

     Micro Cap Fund may also be subject to special risks associated with investing in securities issued by very small companies. Investments in very small companies may accentuate the risks normally associated with small company investing.

     In addition, the Funds are subject to stock market risk. Investment in the Funds will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, your investment may decline in value if the particular industries, issuers or sectors the Funds invest in do not perform well.


     Both Funds may employ the strategies of engaging in options and futures transactions and short sales. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rates and to adjust the portfolio's duration. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The risks involved in these strategies are described in the Prospectuses and Statements of Additional Information of the Funds.




                             REASONS FOR THE MERGER


     At a regular meeting held on March 12, 1999, all of the Trustees of Evergreen Equity Trust, including the Independent Trustees, considered and approved the Merger as in the best interests of shareholders of Micro Cap Fund and determined that the interests of existing shareholders of Micro Cap Fund will not be diluted as a result of the transactions contemplated by the Merger. During their consideration of the Merger the Trustees met with Fund counsel to the Independent Trustees regarding the legal issues involved.

     Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Merger. The Trustees considered among other things:

o    the terms and conditions of the Merger;
o whether the Merger would result in the dilution of shareholders' interests; expense ratios, fees and expenses of Evergreen Fund and Micro Cap Fund;
o    the comparative performance records of each of the Funds;
o    compatibility of their investment objectives and policies;
o    the investment experience, expertise and resources of Evergreen Asset;
o the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds;
o    the personnel and financial resources of First Union and its affiliates;
o the fact that FUNB will bear the expenses incurred by Micro Cap Fund in connection with the Merger;
o the fact that Evergreen Fund will assume the identified liabilities of Micro Cap Fund;
o    the expected federal income tax consequences of the Merger.  and
o alternatives available to shareholders of Micro Cap Fund, including the ability to redeem their shares.



     In approving the Merger, the Trustees considered in particular the relative size of Micro Cap Fund and compared the expenses of the Funds and their historical performance returns. The Trustees also evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Micro Cap Fund with Evergreen Fund. As of December 31, 1998, Micro Cap Fund's total assets were approximately $51.1 million and Evergreen Fund's total assets were approximately $2,199.8 billion. The annual expenses of Micro Cap Fund are currently running, and for the past two years have run, higher than those of Evergreen Fund. The Trustees also compared the relative performance of the Funds. Evergreen Fund's performance has consistently been higher than the performance of Micro Cap Fund.


     In addition, the alternative to the Merger would be to propose that Micro Cap Fund be liquidated. Due to its relative size, expenses and performance, Micro Cap Fund would not be viable on its own. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees believe that the proposed Merger would be in the best interests of each Fund and its shareholders.



                THE TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMEND
                 THAT THE SHAREHOLDERS OF MICRO CAP FUND APPROVE
                              THE PROPOSED MERGER.

Agreement and Plan of Reorganization

     The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

     The Plan provides that Evergreen Fund will acquire all of the assets of Micro Cap Fund in exchange for shares of Evergreen Fund and the assumption by Evergreen Fund of the identified liabilities of Micro Cap Fund on or about July 30, 1999 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Micro Cap Fund will endeavor to discharge all of its known liabilities and obligations. Evergreen Fund will not assume any liabilities or obligations of Micro Cap Fund other than those reflected in an unaudited statement of assets and liabilities of Micro Cap Fund prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Evergreen Fund to be received by the shareholders of Micro Cap Fund will be determined by multiplying the respective outstanding class of shares of Micro Cap Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Micro Cap Fund by the net asset value per share of the respective class of shares of Evergreen Fund. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

     State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectuses and Statement of Additional Information of Evergreen Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.


     At or prior to the Closing Date, Micro Cap Fund will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax-exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).


     As soon after the Closing Date as conveniently practicable, Micro Cap Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Fund received by Micro Cap Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Micro Cap Fund's shareholders on Evergreen Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Evergreen Fund due to the Fund's shareholders. All issued and outstanding shares of Micro Cap Fund, including those represented by certificates, will be canceled. The shares of Evergreen Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Micro Cap Fund will be terminated.

     The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by Micro Cap Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Micro Cap Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of Micro Cap Fund and Evergreen Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not the Merger is consummated, FUNB will pay the expenses incurred by Micro Cap Fund in connection with the Merger (including the cost of any proxy soliciting agent). No portion of the expenses will be borne directly or indirectly by Micro Cap Fund or its shareholders.

     If Micro Cap Fund shareholders do not approve the Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

     The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Merger, Micro Cap Fund will receive an opinion of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

          (1) The transfer of all of the assets of Micro Cap Fund solely in exchange for shares of Evergreen Fund and the assumption by Evergreen Fund of the identified liabilities, followed by the distribution of Evergreen Fund's shares by Micro Cap Fund in dissolution and liquidation of Micro Cap Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Evergreen Fund and Micro Cap Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

          (2) No gain or loss will be recognized by Micro Cap Fund on the transfer of all of its assets to Evergreen Fund solely in exchange for Evergreen Fund's shares and the assumption by Evergreen Fund of the identified liabilities of Micro Cap Fund or upon the distribution of Evergreen Fund's shares to Micro Cap Fund's shareholders in exchange for their shares of Micro Cap Fund;

          (3) The tax basis of the assets transferred will be the same to Evergreen Fund as the tax basis of such assets to Micro Cap Fund immediately prior to the Merger, and the holding period of such assets in the hands of Evergreen Fund will include the period during which the assets were held by Micro Cap Fund;

          (4) No gain or loss will be recognized by Evergreen Fund upon the receipt of the assets from Micro Cap Fund solely in exchange for the shares of Evergreen Fund and the assumption by Evergreen Fund of the identified liabilities of Micro Cap Fund;

          (5)  No  gain  or  loss  will  be   recognized  by  Micro  Cap  Fund's
     shareholders upon the issuance of the shares of Evergreen Fund to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of Micro Cap Fund; and

          (6) The aggregate tax basis of the shares of Evergreen Fund, including any fractional shares, received by each of the shareholders of Micro Cap Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Micro Cap Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Evergreen Fund, including fractional shares, received by each such shareholder will include the period during which the shares of Micro Cap Fund exchanged therefor were held by such shareholder (provided that the shares of Micro Cap Fund were held as a capital asset on the date of the Merger).

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Micro Cap Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Fund shares he or she received. Shareholders of Micro Cap Fund should consult their tax advisers regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Micro Cap Fund should also consult their tax advisers as to the state and local tax consequences, if any, of the Merger.


     As of March 31, 1999, Micro Cap Fund had a capital loss carryforward of approximately $2.9 million. The utilization of the capital loss carryforward by Evergreen Fund following the merger will be subject to various limitations, which cannot be calculated precisly at this time. On a proforma basis, the limitations would be approximately as follows:

     For Evergreen Fund's taxable year which includes the date of the merger, use of Micro Cap Fund's capital loss carryforward would be limited to approximately $333,000. For subsequent years, the limitation would be approximately $2 million per year.

     For Evergreen Fund's taxable year which includes the merger date, utilization of the capital loss carryforward would be limited to Evergreen Fund's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable year following the merger date and the denominator of which is 365.

     The capital loss carryforwards may be used only to offset gains attributable to post-merger appreciaiton of the combined assets and pre-merger appreciation of Micro Cap Fund's assets. This limitation expires after five years.

     The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.



Pro-forma Capitalization


     The following table sets forth the capitalizations of Micro Cap Fund and Evergreen Fund as of September 30, 1998 and the capitalization of Evergreen Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.942, 0.927, 0.930, and 0.944 Class A, Class B, Class C and Class Y shares, respectively, of Evergreen Fund issued for each Class A, Class B, Class C and Class Y share, respectively, of Micro Cap Fund.



                        Capitalization of Micro Cap Fund,
                          Evergreen Fund and Evergreen
                                Fund (Pro Forma)

                                   Micro Cap    Evergreen Fund   Evergreen Fund
                                     Fund                         (After Merger)
Net Assets
     Class A..................     $4,741,438     $182,590,060      $187,331,498
     Class B..................     $4,235,649     $623,644,288      $627,879,937
     Class C..................     $3,093,122      $12,620,017       $15,713,139
     Class Y..................    $39,112,439   $1,028,475,653    $1,067,588,092
                                  -----------   --------------    --------------
     Total Net Assets...          $51,182,648   $1,847,330,018    $1,898,512,666
Net Asset Value Per Share
     Class A..................      $19.88          $21.11            $21.11
     Class B..................      $19.31          $20.82            $20.82
     Class C..................      $19.33          $20.79            $20.79
     Class Y..................      $20.05          $21.25            $21.25

Shares Outstanding
     Class A..................       238,535       8,648,992         8,873,629
     Class B..................       219,404      29,947,478        30,150,970
     Class C..................       160,013          607,099           755,875
     Class Y..................     1,951,003      48,390,516        50,231,344
                                   ---------      ----------        ----------
     All Classes..............     2,568,955      87,594,085        90,011,818

     The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger.


Shareholder Information

     As of May 5, 1999 (the "Record Date"), the following number of each class of shares of beneficial interest of Micro Cap Fund was outstanding:

          Class of Shares
          Class A........       152,626.684
          Class B........       182,936.745
          Class C........       121,738.981
          Class Y........     1,705,089.542
          All Classes....     2,162,391.952

     As of the Record Date, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of the outstanding shares of Micro Cap Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record more than 5% of Micro Cap Fund's total outstanding shares as of the Record Date:

                                                                Percentage of     Percentage of
                                                                  Shares of         Shares of
                                                                Class Before       Class After
  Name and Address                 Class        No. of Shares       Merger            Merger
---------------------

First Union Brokerage              A            12,512.812            7.43%             1.4%
Services
Vince Vitte
550 Broad Street
Newark, NJ 07102

MLPFS For the Sole                 B            11,909.381           6.51%            .004%
Benefit of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484

Stephen A. Lieber                  Y            237,691.022         13.88%              .5%
1210 Greacen Point Road
Mamaroneck, NY 10543-4613

Constance E. Lieber                Y            170,045.513          9.93%               .3%
1210 Greacen Point Road
Mamaroneck, NY 10543-4613

Citibank NA                        Y            154,352.453          9.01%               .3%
Delta Airlines Master Trust
Joe Villella Citicorp Svcs.
3800 Citibank Center
Attn: Carolyn Smith
Tampa, FL 33610

Charles Schwab & Co. Inc.          Y            139,111.095         8.12%               .3%
Special Custody Acount
FBO Exclusive Benefit of Cust.
Reinvest Account
Attn: Mutual Fund
101 Montgomery Street
San Francisco, CA 94104-4122

AETNA Life Insurance & Annuity     Y            96,352.904         5.62%               .2%
Central Valuation Unit
Attn: Jackie Johnson-Conveyor
151 Farmington Avenue
Hartford, CT  06156-0001



                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the Prospectuses and Statement of Additional Information of the Funds. The investment objectives, policies and restrictions of each Fund can be found in the Prospectuses for Evergreen Fund and Micro Cap Fund under the caption "Fund Summaries." The Prospectuses for Evergreen Fund and Micro Cap Fund also offer additional funds advised by FUNB or its affiliates. These additional funds are not involved in the Merger, their investment objectives and policies are not discussed in this Prospectus/Proxy Statement and their shares are not offered hereby. The investment objective of each Fund is non-fundamental and can be changed by the Board of Trustees without shareholder approval.


     The investment objective of Evergreen Fund is to seek capital appreciation. The Fund invests primarily in common stocks and securities convertible into or exchangeable for common stocks of companies that (1) have innovative and entrepreneurial management and that exhibit sound financial business practices;
(2) are limited to a regional market whose securities are held mostly by a few shareholders that do not frequently trade them, (3) have small shares of their intended markets compared to either companies in their fields, or that serve limited markets, and/or (4) in the opinion of the Fund's managers, have growth potential due to a recent or anticipated change in structure, management, product or service. The Fund seeks long-term gains from investments in securities of small, mid-size and large companies.


     The investment objective of Micro Cap Fund is also to seek capital appreciation. The Fund invests primarily in common stocks of very small companies (generally between $1 million and $150 million in market capitalization) which have a relatively limited trading market (traded over-the-counter or on a regional securities exchange). The Fund seeks companies with promising products or services and the potential for rapid growth. The Fund's managers look for investment opportunities not widely recognized by industry analysts due to the small size of the companies and the resulting limited amounts of information on the companies. The Fund focuses on investing in companies with high returns on equity and consistent earnings growth.


     Each Fund's investment objective is the same - to seek capital appreciation. Both Funds invest substantially all of their assets in common stocks of companies which have potential for growth. However, Evergreen Fund invests in securities of companies which have a broad market capitalization range (small, mid-size and large), and Micro Cap Fund invest primarily in securities of very small companies.


     After the Merger, Evergreen Fund may dispose of a portion of the securities received from the Micro Cap Fund in the ordinary course of business. This may result in additional transaction costs and capital gains to shareholders of the Evergreen Fund. The characteristics of each investment policy and the associated risks are described in the Funds' Prospectuses and in the Statement of Additional Information. The Funds have other investment policies and re-strictions which are also set forth in the Statement of Additional Information.


                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

     Evergreen Equity Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Equity Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Evergreen Fund and Micro Cap Fund are series of Evergreen Equity Trust.

Capitalization

     The beneficial interests in Evergreen Fund and Micro Cap Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen Equity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.


Shareholder Liability

     Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Equity Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen Equity Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Equity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust is remote.


Shareholder Meetings and Voting Rights

     Evergreen Equity Trust on behalf of Evergreen Fund and Micro Cap Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Equity Trust. In addition, Evergreen Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Equity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of such matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

     Under the Declaration of Trust of Evergreen Equity Trust, each share of Evergreen Fund and Micro Cap Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

Liquidation or Dissolution

     In the event of the liquidation of Evergreen Fund or Micro Cap Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

     Under the Declaration of Trust of Evergreen Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Equity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.



                             ADDITIONAL INFORMATION


     Evergreen Fund. Information concerning the operation and management of Evergreen Fund is incorporated herein by reference from the Prospectuses dated February 1, 1999, copies of which are enclosed, and the Statement of Additional Information of the same date. A copy of such Statement of Additional Information is available upon request and without charge by writing to Evergreen Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.


     Micro Cap Fund. Information about the Fund is included in its current Prospectuses dated February 1, 1999 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectuses and Statement of Additional Information are available upon request and without charge by writing to Micro Cap Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.

     Evergreen Fund and Micro Cap Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

     The SEC maintains a Web site (http://www.sec.gov) that contains the Funds' Statement of Additional Information and other material incorporated by reference herein together with other information regarding Evergreen Fund and Micro Cap Fund.


                    VOTING INFORMATION CONCERNING THE MEETING

     This Prospectus/Proxy Statement is being sent to shareholders of Micro Cap Fund in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., July 23, 1999, at the offices of the Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Micro Cap Fund on or about June 2, 1999. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of 25% of the outstanding shares entitled to vote at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this Prospectus/Proxy Statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

     Approval of the Plan will require the affirmative vote of a majority of the votes cast and entitled to vote, with all classes voting together as a single class at the Meeting at which a quorum of the Fund's shares is present. Each share outstanding is entitled to one vote for each dollar of net asset value applicable to such share.


     Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or by Internet voting or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of Micro Cap Fund (who will not be paid for their soliciting activities). If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by fax or attend in person. Any proxy given by you is revocable.


     In the event that sufficient votes to approve the Merger are not received by July 23, 1999, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

     A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Equity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Evergreen Fund which they receive in the transaction at their then-current net asset value. Shares of Micro Cap Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of Micro Cap Fund may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

     Micro Cap Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

     The votes of the shareholders of Evergreen Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Merger.

     NOTICE TO BANKS,  BROKER-DEALERS  AND VOTING  TRUSTEES AND THEIR  NOMINEES.
Please advise Micro Cap Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.


                        FINANCIAL STATEMENTS AND EXPERTS

     The Annual Report of Evergreen Fund as of September 30, 1998, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

     The Annual Report of Micro Cap Fund as of September 30, 1998, and the financial highlights and financial statements for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent certified public accountants, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.


                                  LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of Evergreen Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.


                                 OTHER BUSINESS

     The Trustees of Evergreen Equity Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

     THE TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

                                                                EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of April, 1999, by and between Evergreen Equity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen Micro Cap Fund series (the "Selling Fund").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

     WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                    ARTICLE I

    TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE ACQUIRING FUND
               SHARES AND ASSUMPTION OF SELLING FUND LIABILITIES
                       AND LIQUIDATION OF THE SELLING FUND

     1.1 The Exchange. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

     1.2 Assets to be Acquired. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

     1.3 Liabilities to be Assumed. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the reorganization, in each case calculated in accordance with such Rule 2830.

     1.4 Liquidation and Distribution. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

     1.6 Transfer Taxes. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 Reporting Responsibility. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 Termination. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.


                                   ARTICLE II

                                    VALUATION

     2.1 Valuation of Assets. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 Valuation of Shares. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

     2.3 Shares to be Issued. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class Y shares of the Selling Fund will receive Class A, Class B, Class C and Class Y shares, respectively, of the Acquiring Fund.

     2.4 Determination of Value. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.


                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 Closing Date. The Closing (the "Closing") shall take place on or about July 30, 1999 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

     3.2 Custodian's Certificate. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

     3.3 Effect of Suspension in Trading. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.4 Transfer Agent's Certificate. Evergreen Service Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 Representations of the Selling Fund. The Selling Fund represents and warrants to the Acquiring Fund as follows:

          (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

          (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

          (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

          (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

          (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

          (g) The financial statements of the Selling Fund at September 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

          (h) Since September 30, 1998 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

          (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

          (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

          (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling
     Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

          (o) The Prospectus and Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7) (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 Representations of the Acquiring Fund. The Acquiring Fund represents and warrants to the Selling Fund as follows:

          (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

          (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

          (f) The financial statements of the Acquiring Fund at September 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

          (g) Since September 30, 1998 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

          (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

          (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

          (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

          (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

          (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.





                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 Operation in Ordinary Course. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 Approval of Shareholders. The Trust will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 Investment Representation. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 Additional Information. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 Further Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 Statement of Earnings and Profits. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.

     5.7 Preparation of Form N-14 Registration Statement. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

     5.8 Capital Loss Carryforwards. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carry forwards (if any) of the Selling Fund.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's Secretary or Assistant Secretary, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

          (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

          (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

          (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

          (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

          (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

          (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by the Trust's Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

          (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

          (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

          (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

          (g)  Such  counsel  does  not  know  of  any  legal  or   governmental
     proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

          (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

          (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                      ACQUIRING FUND AND THE SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

     8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

          (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

          (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

          (d)  No  gain  or  loss  will  be   recognized  by  the  Selling  Fund
     Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

          (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the reorganization).

          (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

     8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

          (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

          (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

          (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with the underlying accounting records of the Selling Fund or with written estimates provided by Selling Fund's management, and were found to be mathematically correct;

     In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation policy of the Acquiring Fund.

     8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, indicating that:

          (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

          (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

          (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.


                                   ARTICLE IX

                                    EXPENSES

     9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank ("FUNB"). Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.


                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.


                                   ARTICLE XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

          (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

          (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, the respective Trustees or officers, to the other party or its Trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.



                                   ARTICLE XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.


                                  ARTICLE XIII

   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                             EVERGREEN EQUITY TRUST
                             On behalf of Evergreen Fund



                              By:  /s/ Michael H. Koonce
                                 ____________________________
                                     Name:  Michael H. Koonce
                                     Title: Secretary



                             EVERGREEN EQUITY TRUST
                             On behalf of Evergreen Micro Cap Fund




                             By:   /s/ Michael H. Koonce
                                ______________________________
                                      Name:  Michael H. Koonce
                                      Title: Secretary

                                                                 EXHIBIT B





--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


Through the fiscal year, our portfolio strategy included the maintenance of a sizable cash equivalent position because we believed that the market had entered a highly volatile period, and that large numbers of issues were fully-valued, or overvalued.

                                    Portfolio
                                   Management
                                   ----------

                   [PHOTO OF STEPHEN A. LIEBER APPEARS HERE]

                                Stephen A. Lieber
                              Tenure: October 1971


--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

 -------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
-------------------------------------------------------------------------------
                                          Class A  Class B   Class C  Class Y
Inception Date                            1/3/95  1/3/95    1/3/95   10/15/71
 ...............................................................................
Average Annual Returns
 ...............................................................................
1 year with sales charge                  -10.07%  -10.77%   -7.11%     n/a
 ...............................................................................
1 year w/o sales charge                    -5.59%   -6.18%   -6.19%   -5.25%
 ................................................................................
3 years                                    12.40%   12.67%   13.44%   14.59%
 ................................................................................
5 years                                       --       --       --    15.16%
 ...............................................................................
10 years                                      --       --       --    12.25%
 ................................................................................
Since Inception                            17.76%   17.99%   18.49%   16.03%
 ...............................................................................
Maximum Sales Charge                        4.75%    5.00%    1.00%     n/a
                                         Front End    CDSC     CDSC
 ...............................................................................
12-month income dividends
per share                                  $0.10       --       --    $0.14
 ...............................................................................
12-month capital gain distributions
per share                                  $0.50    $0.50    $0.50    $0.50
 ...............................................................................
*Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

           Date          CPI       Russell 2000    Class A
           ----          ---       ------------    -------
          1/3/95      $ 10,000       $ 10,000      $  9,525
         9/30/95      $ 10,234       $ 12,571      $ 12,374
         9/30/96      $ 10,541       $ 14,222      $ 14,610
         9/30/97      $ 10,768       $ 18,942      $ 19,537
         9/30/98      $ 10,929       $ 15,339      $ 18,445


Comparison of a $10,000 investment in Evergreen Fund Class A, versus a similar investment in the Russell 2000, and the Consumer Price Index (CPI).

Russell 2000 Index is an unmanaged Index of 2,000 publicly traded U.S. stocks and is often used as an indicator of the performance of the small company stock market.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview


What was the Fund performance in its fiscal year?

The Evergreen Fund's original Class Y shares, had a decline of 5.25% total return for the fiscal year ended September 30, 1998. This was only the fifth fiscal year decline in net asset value in the Fund's twenty-seven year history. For the entire period since inception on October 15, 1971, the Fund's Class Y shares have provided an average annual return of 16.03%. Class A, B, and C shares returned -5.59%, -6.18%, and -6.19%, respectively, unadjusted for any sales charges, for the fiscal year. The Fund's performance in the fiscal year contrasted favorably with that registered by the leading average of smaller, entrepreneurial companies, the Russell 2000 Index which declined 19.02% in this period. The Fund showed a significant positive figure for performance until the fourth quarter of its fiscal year, when its decline was 14.52%. The sharpest fall-off in net asset values took place in August, while September showed a meaningful recovery, up 4.63%.


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                               $1,847,330,018
  .............................................................................
  Number of Holdings                                                        344
  .............................................................................
  Beta                                                                     1.03
  .............................................................................
  P/E Ratio                                                               16.2x
  .............................................................................


Why did Evergreen Fund outperform the Russell 2000 Average?

The Evergreen Fund portfolio through the year was not exclusively in a selection of smaller entrepreneurial companies. The Fund holds several highly defensive large capitalization companies which outperformed the market during the fiscal year. These include: Fannie Mae, up 36.4%; Freddie Mac, up 39.8%; Johnson & Johnson, up 35.7%; and Merck & Co., Inc., up 29.5%. Each has been long held, has had significant capital appreciation, and represents a significant portion of Fund holdings. In addition to their strength, the Fund benefited from a sizable cash equivalent position, 18.8% at the beginning of the sharply lower September quarter, and 20.0% at the end of that quarter. These defensive aspects of the portfolio provided a partial, although certainly not total, counterbalance to the highly volatile performance of smaller companies in the September quarter.

What were the strengths and weaknesses in the Fund's portfolio during the fiscal year?

The Fund had many areas of sizable strength, including 20 issues whose capital appreciation during the fiscal year was 50% or more. The industry sector showing up most in this group was financial, led by the title insurance company, First American Financial Corp., which was up 137.9%. This high performance group included smaller banks, such as Gold Banc Corp., Inc., up 78.7%; Sandwich Bancorp, Inc., up 53.5%; and Maryland Federal Bancorp, Inc., up 53.4%. Technology innovative leaders were significant performers, led by Cisco Systems, Inc., up 89.7%; and Gateway 2000, Inc., up 66.1%. Health care was represented in the top performers by such issues as McKesson Corp., up 79.8%; Lincare Holdings, Inc., up 53.2%; and Express Scripts, Inc., up 52.3%. Numbers of strong performers were sold with substantial gains, led by part of the Fund's position in Dillard's, Inc., which was sold with a gain of 2,331.2% after a 15 1/2 year holding. Other major gains were in BB&T Corp., up 483.5%; part of our holdings in Executive Risk, Inc., up 481.6%; part of our holdings in MBIA Inc., up 434.8%; Onbancorp, Inc., up 406.7%; and CVS Corp., up 87.8%. These are but a few of the issues which were sold when we either judged that they had risen to valuations which more than discounted their future growth, or others which were sold when we regarded them as unlikely to achieve our growth goals. The latter group ranged from companies which had run into legal or regulatory

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview

problems, such as Ucar International, which was sold with a 62.7% loss after the Federal Trade Commission penalized the company in a price-fixing charge, or companies whose product positioning found them in a declining market opportunity, such as Nike, Inc., Beverly Enterprises, Inc., Ranger Oil, Ltd, and Bio-Rad Laboratories, Inc. With the Fund's very broad diversification into 344 companies, no loss taken had a sizable impact on portfolio valuation.


                                 Top 10 Holdings
                          -----------------------------
                          (based on 9/30/98 net assets)

  Clear Channel Communications, Inc.                                    4.4%
  ..........................................................................
  Merck & Co., Inc.                                                     3.5%
  ..........................................................................
  M & T Bank Corp.                                                      3.3%
  ..........................................................................
  Intel Corp.                                                           2.8%
  ..........................................................................
  Federal National Mortgage Association                                 2.1%
  ..........................................................................
  BankBoston Corp.                                                      1.9%
  ..........................................................................
  NationsBank Corp.                                                     1.8%
  ..........................................................................
  Johnson & Johnson                                                     1.7%
  ..........................................................................
  Federal Home Loan Mortgage Corp.                                      1.4%
  ..........................................................................
  McKesson Corp.                                                        1.2%
  ..........................................................................


Were mergers and acquisitions a plus for performance?

This fiscal year saw the largest number of merger and acquisition developments among Fund holdings in its history, with transactions completed or begun for 44 of the Fund's holdings. For those of this group which have been completed as of the end of the fiscal year, the average gain was 170.5%. These developments continue a long-term trend of the Fund, which has now had 351 of its holdings merged or acquired since its inception, and nine are still pending. We have long regarded the recurrent and frequent series of bids for Fund holdings by other companies as demonstrating that we have bought undervalued growth opportunities.

The most prominent industry group among the 44 companies which received bids during the year was the financial, with 14 (primarily banks) announcing or completing such transactions. The largest was the Fund's holding in Barnett Banks, Inc. This holding began in December, 1990, with the purchase of shares of First Florida Banks, Inc., which was subsequently acquired by Barnett, and Barnett, in turn, was, acquired in 1998 by NationsBank Corp. (which has now, through yet another merger, become BankAmerica Corp.). The Fund's original investment of $2,833,672 beginning in 1990, was valued at $35,621,924 at the time of the completion of the acquisition in January. Other very long-term holdings with acquisitions during the year were Fort Wayne National, bought originally in 1985, which provided a 973.9% gain on its acquisition, and Onbancorp, Inc., bought in 1989, with a 265.4% gain to the Fund. Specialty technology companies, especially medical-related, were among others with acquisition bids, including Tecnol Medical Products, Inc., Medic Computer Systems, Inc., Heartstream Inc., and United States Surgical Corp. In the home-building field, acquisitions were made of Pacific Greystone Corp. and Continental Homes Holding Corp. One of the larger transactions was in the shares of Mercantile Stores Co., Inc., initially purchased in September 1994, and acquired in August, with a gain of 81.8%. It is anticipated that the Fund's active research for investment opportunities and undervalued growth companies will continue to provide the portfolio with companies which are attractive acquisition candidates.



                               Top 5 Industries
                        ------------------------------
                         (based on 9/30/98 net assets)

  Banks                                                               15.6%
  .........................................................................
  Healthcare Products & Services                                      11.7%
  .........................................................................
  Finance & Insurance                                                 10.9%
  .........................................................................
  Information Services & Technology                                    8.3%
  .........................................................................
  Publishing, Broadcasting & Entertainment                             6.5%
  .........................................................................

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


What is the Fund's policy with regard to its sizable cash equivalent position?

Through the fiscal year, our portfolio strategy included the maintenance of a sizable cash equivalent position because we believed that the market had entered a highly volatile period, and that large numbers of issues were fully valued, or overvalued. Therefore, we anticipated potential price declines which would allow us to meet our standards of buying the shares of entrepreneurial growth companies on a value basis. The strategy proved highly rewarding, as toward the end of the fiscal year, the stock markets had a major decline and we were able to maintain a steady, careful accumulation program. Many outstanding buys were made, especially around the period of the sharp stock market fall on August 31. Some had achieved significant gains by the end of the fiscal year, notably in smaller companies which had sold off greatly, such as Elan Corp. Plc., Maxxim Medical, Inc., Analytical Surveys, Inc., Diamond Offshore Drilling, Inc., and Comair Holdings, Inc.

What are the Fund's expectations for the current fiscal year?

We are optimistic for renewed vigor in the Fund's capital appreciation because of both external macroeconomic influences and the quality and dynamism of the Fund's portfolio holdings. Our assessment of the economic outlook is positive because we believe the steps necessary to sustain economic momentum have already begun under the leadership of the Federal Reserve and the Administration. The recent rate cuts are highly positive, demonstrating, in our view, that the Federal Reserve is aiming to avoid unnecessary credit tightness. It also demonstrates that the recent trend of diminished inflation is viewed as stable and continuing. U.S. Treasury efforts to restimulate Japan's key role in the world economy, particularly in East Asia, are closer now to objectives than at any time in the last several years, given Japan's banking restructuring and discussion of tax reduction. With contemplated aid to Brazil, a major source of instability should be removed from this important trading partner. Europe has begun an apparently coordinated series of interest rate cuts aimed at invigorating economic and employment growth.

This is a positive backdrop; the most immediate consequence for the portfolio has already at this writing, late in October, been a recovery of values in the Fund's major financial institution sector. The banking industry was most severely hit in the decline in the fourth quarter, particularly after the Russian ruble collapse. While the Fund's many holdings are conservatively positioned, regional banks were not directly impacted; nonetheless, a fear running through investors in financial companies drove down the prices of many of our holdings. With that recovery begun, and many strong earnings already being reported, we anticipate a favorable trend. We have further strengthened the financial institution holdings with purchases of highly deflated, quality regional growth banks during the fourth quarter. The negatives which overwhelm so many technological companies, including some of the Fund's smaller company holdings, appear to be abating as the markets see continuing demand for computers and electronic communications products, with the inventory glut earlier in 1998 having been worked through. Overall, the portfolio selection is based on expectations of significantly above-average profit performance by our holdings, even in a slowing economic environment. Volatility, both political and economic, may still bring unexpected swings, and, therefore, the Fund is maintaining a sizable cash equivalent reserve position. Our goal is to continue to take advantage of outstanding opportunities which meet our standards for long-term entrepreneurial growth, purchased on a value basis.

We appreciate the continuing support and interest of the Fund's shareholders.

June 2, 1999

                      STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                              EVERGREEN MICRO CAP FUND

                                  a Series of

                            EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                                 EVERGREEN FUND

                                   a Series of

                            EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Micro Cap Fund (the "Micro Cap Fund"), a series of Evergreen Equity Trust, in exchange for Class A shares (to be issued to holders of Class A, Class B, Class C and Class Y shares, respectively, of Micro Cap Fund), Class B shares (to be issued to holders of Class B shares of Micro Cap Fund) and Class Y shares (to be issued to holders of Class Y shares of Micro Cap Fund) of beneficial interest, $.001 par value per share, of Evergreen Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein.

(1) The Statement of Additional Information of Evergreen Fund dated February 1, 1999.

(2) The Statement of Additional Information of Micro Cap Fund dated February 1, 1999.

(4)  Annual Report of Micro Cap Fund for the year ended September 30, 1998.

(5)  Annual Report of Evergreen Fund for the year ended September 30, 1998.


               This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Evergreen Fund and Evergreen Micro Cap Fund dated June 2, 1999. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Equity Trust at the telephone number or address set forth above.

               The date of this Statement of Additional Information is June 2, 1999.



                             EVERGREEN EQUITY TRUST

                              200 Berkeley Street
                          Boston, Massachusetts 02116
                                 (800) 633-2700

                             DOMESTIC GROWTH FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 1999


                          Evergreen Fund ("Evergreen")
                     Evergreen Micro Cap Fund ("Micro Cap")
             Evergreen Aggressive Growth Fund ("Aggressive Growth")
                         Evergreen Omega Fund ("Omega")
             Evergreen Small Company Growth Fund ("Small Company")
              Evergreen Strategic Growth Fund ("Strategic Growth")
                Evergreen Stock Selector Fund ("Stock Selector")
             Evergreen Tax Strategic Equity Fund ("Tax Strategic")
                       Evergreen Masters Fund ("Masters")


                     (Each a "Fund"; together, the "Funds")


         Each Fund is a series of Evergreen Equity Trust (the "Trust").


     This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses of Masters dated January 4, 1999 and the prospectuses of the other Funds dated February 1, 1999. The Funds are offered through four separate prospectuses. For Masters, there is one prospectus offering Class A, Class B and Class C shares of the Fund and only one prospectus offering Class Y shares of the Fund. For the other Funds, there is one prospectus offering Class A, Class B and Class C shares of each Fund (except Stock Selector, which offers only Class A and Class B shares) and one prospectus offering only Class Y shares of each Fund. You may obtain any of these prospectuses without charge by calling (800)-343-2898.

     Certain information may be incorporated by reference to the Funds' Annual Report dated September 30, 1998. You may obtain a copy of the Annual Report without charge by calling (800)-343-2898.

                               TABLE OF CONTENTS

PART 1

TRUST HISTORY
INVESTMENT POLICIES
OTHER SECURITIES AND PRACTICES
PRINCIPAL HOLDERS OF FUND SHARES
EXPENSES
PERFORMANCE
COMPUTATION OF CLASS A OFFERING PRICE
SERVICE PROVIDERS
FINANCIAL STATEMENTS

PART 2

ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES
PURCHASE, REDEMPTION AND PRICING OF SHARES
SALES CHARGE WAIVERS AND REDUCTIONS
PERFORMANCE CALCULATIONS
PRINCIPAL UNDERWRITER
DISTRIBUTION EXPENSES UNDER RULE 12b-1
TAX INFORMATION
BROKERAGE
ORGANIZATION
INVESTMENT ADVISORY AGREEMENT
MANAGEMENT OF THE TRUST
CORPORATE AND MUNICIPAL BOND RATINGS
ADDITIONAL INFORMATION

                                     PART 1


                                  TRUST HISTORY

        The Evergreen Equity Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. The foregoing is qualified in its entirety by reference to the Declaration of Trust.


                              INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

        Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Funds' practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

        1. Diversification

        Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

        Further Explanation of Diversification Policy:

        To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

        2. Concentration

        Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

        Further Explanation of Concentration Policy:.

        Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

        3. Issuing Senior Securities

        Except as permitted under the 1940 Act, each Fund may not issue senior securities.

        4. Borrowing

        Each Fund may not borrow money, except to the extent permitted by applicable law.

        Further Explanation of Borrowing Policy:

        Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

        5. Underwriting

        Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

        6. Real Estate

        Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

        7. Commodities

        Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

        8. Lending

        Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

        Further Explanation of Lending Policy:

      To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

       When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES

        For information regarding certain securities the Funds may purchase and certain investment practices the Funds may use, see the following sections under "Additional Information on Securities and Investment Practices" in Part 2 of this SAI:

Defensive Investments
U.S. Government Securities
When-Issued, Delayed-Delivery and Forward Commitment Transactions
Repurchase Agreements
Reverse Repurchase Agreements
Options
Futures Transactions
Foreign Securities (not applicable to Evergreen, Micro Cap or Aggressive Growth) Foreign Currency Transactions (not applicable to Evergreen, Micro Cap or
  Aggressive Growth)
Illiquid and Restricted  Securities
Investment in Other Investment Companies
Short Sales


                        PRINCIPAL HOLDERS OF FUND SHARES

        As of December 31, 1998, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

        Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as ofDecember 31, 1998.


Evergreen Class A:

        None

Evergreen Class B:

        None

Evergreen Class C:

        Turtle & Co.                            7.853%
        P.O. Box 9427
        Boston, MA 02209-9427

        MLPF&S For the Sole Benefit             6.016%
        Of its Customers
        Attn: Fund Administration #97JB1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Evergreen Class Y:

        First Union National Bank/EB/INT        26.275%
        Reinvest Account
        Attn Trust Operations Fund Group
        401 S. Tryon St. 3rd FL CMG 1151
        Charlotte, NC 25208-1911

        First Union Nationa Bank/EB/INT 10.317%
        Cash Account
        Attn Trust Operations Fund Group
        401 S. Tryon St. 3rd FL CMG 1151
        Charlotte, NC 28202-1911

Micro Cap Class A:

        Dr. Paul Errera                         6.591%
        9 October Hill Rd.
        Woodbridge, CT 06525-1148

Micro Cap Class B:

        MLPF&S For the Sole Benefit             6.735%
        Of its Customers
        Attn: Fund Administration #97H76
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Micro Cap Class C:

        MLPF&S For the Sole Benefit             5.482%
        Of its Customers
        Attn: Fund Administration #97JA4
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Micro Cap Class Y:

        Stephen A. Lieber                       12.483%
        1210 Greacen Point Rd.
        Mamaroneck, NY 10543-4613

        Constance E. Lieber                     8.930%
        1210 Greacen Point Rd.
        Mamaroneck, NY 10543-4613

        Charles Schwab & Co. Inc.               8.891%
        Special Custody Account
        FBO Exclusive Benefit of Customers
        Reinvest Account Attn Mutual FD
        101 Montgomery St.
        San Francisco, CA 94104-4122

        CITIBANK NA                             8.106%
        Delta Airlines Master Trust 308235
        Joe Villella Citicorp Services
        3800 Citibank Center
        Attn: Carolyn Smith
        Tampa, FL 33610

        Aetna Life Insurance & Annuity          6.345%
        Central Valuation Unit
        Attn: Jackie Johnson-Conveyor TS 31
        151 Farmington Ave.
        Hartford, CT 06156-0001


Aggressive Growth Class A:

        MLPF&S For the Sole Benefit             10.270%
        Of its Customers
        Attn: Fund Administration #97212
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Aggressive Growth Class B:

        None

Aggressive Growth Class C:

        MLPF&S For the Sole Benefit             10.667%
        Of its Customers
        Attn: Fund Administration #97JA1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

        Lavedna Ellingson                       8.996%
        Douglas Ellingson JTWROS
        8510 McClintock
        Tempe, AZ 85284-2527

        Salomon Smith Barney Inc.               5.434%
        333 West 34th St. - 3rd FL
        New York, NY 10001

Aggressive Growth Class Y:

        First Union National Bank               51.677%
        Trust Accounts
        Attn: Ginny Batten
        11th Floor CMG-1151
        310 S. Tryon St.
        Charlotte, NC 28202-1910

        First Union National Bank               28.303%
        Trust Accounts
        Attn: Ginny Batten
        11th Floor CMG-1151
        301 S. Tryon St.
        Charlotte, NC 28202-1910

Omega Class A:

        None

Evergreen Omega Fund Class B:

        MLPF&S For the Sole Benefit             6.737%
        Of its Customers
        Attn: Fund Administration #97BP1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Omega Class C:

        MLPF&S For the Sole Benefit             24.259%
        Of its Customers
        Attn: Fund Administration #97BP5
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Omega Class Y:

        Pembroke Limited                        39.378%
        Craigmuir Chambers
        P.O. Box 71
        Road Town Tortola
        British Virgin Islands

        First Union National Bank               14.666%
        Re-invest Account
        Attn: Trust Operations Fund Group
        401 South Tryon St. 3rd FL
        Charlotte, NC 28202-1911

        First Union National Bank               9.980%
        Cash Account
        Attn: Trust Operations Group
        1525 West WT Harris BLVD
        Charlotte, NC 28262

        Hobert Z Cross & Hazel H Cross TR       6.519%
        Cross Family Rev Trust
        U/A/D 3-8-88
        5335 Fidler Ave.
        Lakewood, CA 90712-2001

Small Company Class A:

        ROFE & CO                               8.445%
        C/O State Street Bank & Trust Co.
        For Sub Account
        Kokusai Securities Co. Ltd.
        P.O. Box 5061
        Boston, MA 02206-5061

Small Company Class B:

        MLPF&S For the Sole Benefit             19.588%
        Of its Customers
        Attn: Fund Administration #98302
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Small Company Class C:

        MLPF&S For the Sole Benefit             40.828%
        Of its Customers
        Attn: Fund Administration #97JA1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

        J C Bradford & Co. Cust FBO             11.638%
        Consolidated Investors
        330 Commerce St.
        Nashville, TN 37201-1809

        State  Street BK and TR CO Cust          8.618%
        Rollover IRA FBO Mark  Loveland
        2701 Westheimer Rd. #12H
        Houston, TX 77098-1238

Small Company Class Y:

        First Union National Bank               47.492%
        Cash Account
        Attn Trust Operation Fund Group
        401 South Tryon St. 3rd FL
        Charlotte, NC 28202-1911

        Pembroke Limited                        41.841%
        Craigmuir Chambers
        P.O. Box 71
        Road Town Tortola
        British Virgin Islands

        First Union National Bank               5.972%
        Re-Invest Account
        Attn Trust Operations Fund Group
        401 South Tryon St. 3rd FL
        Charlotte, NC 28202-1911

Strategic Growth Class A:

        None

Strategic Growth Class B:

        None

Strategic Growth Class C:

        State  Street BK and TR CO Cust         5.970%
        Edward W  Sparrow  Hosp TSA FBO
        Dennis Allen Swan
        3741 Chippendale
        Okemos, MI 48864-3861

        State Street BK and TR CO Cust          5.392%
        Rollover IRA FBO
        Sandra K. Rosenberg
        1558 Park Circle
        Mendota Heights, MN 55118

        State Street BK and TR CO Cust          5.335%
        SARSEP IRA FBO Scott Staley
        395 E Richards Rd.
        Oregon, WI 53575

        State Street BK and TR CO Cust          5.250%
        IRA FBO
        William B. Read
        100 Christwood Blvd. Apt 225
        Covington, LA 70433-4603

Stock Selector Class A:

        None

Stock Selector Class B:

        OFP Limited Partnership                57.562%
        P O Box 5430
        Incline Village, NV 89450-5430

Stock Selector Class C:

        None

Stock Selector Class Y:

        First Union Natl BK BK/EB/INT           90.310%
        Reinvest Account
        Attn Trust Oper FD GRP
        401 S Tryon St. 3rd FL CMG 1151
        Charlotte, NC 28202-1911

        First Union Natl BK BK/EB/INT           5.254%
        Cash Account
        Attn: Trust Oper FD GRP
        401 S. Tryon St. 3rd FL CMG 1151
        Charlotte, NC 28202-1911


Tax Strategic Class A:

        First Union Brokerage Services          11.724%
        Thomas K. Morton and
        A/C 6066-1004
        961 Lew Blvd.
        St. Augustine, FL 32084

        First Union Brokerage Services          11.724%
        William K Morton and
        Leslie H. Morton JTWROS
        A/C 6066-3284
        2 Viejo St.
        St Augustine, FL 32084

        Thomas G. Henry                         7.949%
        Rita E Henry JT WROS
        60 Mountain Rd.
        York, PA 17402-7754

        Dwight R. Markey &                      5.686%
        Treva R Markey JT TEN
        2710 Joppa Rd.
        York, PA 17403-5152

        Harvey S. Kline                         5.094%
        Ruth Z Kline  TTEES M/B
        Harvey S & Ruth Z Kline
        Trust U/A DTD 10-13-92
        207-C Hope Lane
        New Oxford, PA 17350-8528

Tax Strategic Class B:

        Svea Erikson TTEE                       9.082%
        Alice Johanson Rev Liv Trust
        U/A DTD 12-07-94
        5959 Parkwalk Circle W
        Boynton Beach, FL 33437-2349

        First Union Brokerage Services          7.252%
        Sarah T Driggers and
        A/C 2819-4486
        4973 San Pable Road S
        Jacksonville, FL 32224

        MLPF&S For the Sole Benefit             5.717%
        Of its Customers
        Attn: Fund Administration #97YU0
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

Tax Strategic Class C:

        MLPF&S For the Sole Benefit             23.576%
        Of its Customers
        Attn: Fund Administration #97YU1
        4800 Deer Lake Dr. E 2nd FL
        Jacksonville, FL 32246-6484

        NFSC FEBO # A7D-061336                  16.266%
        Nancy J. Vandenput
        Donald H. Vandenput
        1314 Orlando Dr.
        Green Bay, WI 54313

        NFSC FEBO #A7D-134090                   14.538%
        Dian H Crawford
        300 ST Joseph St.
        Suite 25
        Green Bay, WI 54301

        Carolyn R Penrose TTEE 8.591% Carolyn R Penrose Trust U/A DTD 02/10/92 1125 Laplaloma Blvd.

        Gail F Vanderperren                      5.734%
        TOD Patrick Jay
        1665 Lennwood St.
        Green Bay, WI 54303

Tax Strategic Class Y:

        Stephen A. Lieber                       28.777%
        1210 Greacen Point Rd.
        Mamaroneck, NY 10543-4613

        L. Charles Hilton Jr.                   26.596%
        Lela G Hilton JTWROS
        4116 North Highway 231
        Panama City, FL 32404

        Samuel A. Lieber TTEE                   14.389%
        Janice Ruth Lieber Trust
        U/A/D 2-22-1995
        1210 Greacen Point Rd.
        Mamaroneck, Ny 10543-4613

        Nola Maddox Falcone                     14.232%
        70 Drake Rd.
        Scarsdale, NY 10583-6447



                                    EXPENSES


Advisory Fees

        Each Fund has its own investment advisor. For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.

        Evergreen Asset Management Corp. ("EAMC") is the investment advisor to Evergreen and Micro Cap. Lieber & Company acts as sub-advisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:


Average Daily Net Assets                Fee
-------------------------               -----
first $750 million                      1.00%

next $250 million                       0.90%

over $1 billion                         0.80%


        EAMC is also the investment advisor to Tax Strategic. EAMC is entitled to receive from Tax Strategic an annual fee equal to 0.95% of the average daily net assets of the Fund. Lieber & Company acts as sub-advisor to the Fund, and is reimbursed by EAMC for the costs of providing sub-advisory services.

        Evergreen Investment Management ("EIM"), formerly the Capital Management Group of First Union National Bank, is the investment advisor to Aggressive Growth. EIM is entitled to receive from Aggressive Growth an annual fee equal to 0.60% of the average daily net assets of the Fund.

        EIM is also the investment advisor to Masters. EIM is entitled to receive from Masters an annual fee equal to 0.95% of the average daily net assets of the Fund.

        Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Omega. EIMC is entitled to receive from Omega an annual fee based on the Fund's average daily net assets, as follows:



Average Daily Net Assets           Fee
---------------------------        ----
first $250 million                 0.75%

next $250 million                  0.675%

next $500 million                  0.60%

over  $1 billion                   0.50%


        EIMC is also the investment advisor to Small Company and Strategic Growth. EIMC is entitled to receive from each of these Funds an annual fee based on the Fund's average daily net assets, as follows:



Average Daily Net Assets           Fee
-------------------------          ----
first $100 million                 0.70%

next $100 million                  0.65%

next $100 million                  0.60%

next $100 million                  0.55%

next $100 million                  0.50%

next $500 million                  0.45%

next $500 million                  0.40%

over $1.5 billion                  0.35%


        Meridian Investment Company ("MIC") is the investment advisor to Stock Selector. MIC is entitled to receive from Stock Selector an annual fee equal to 0.74% of the average daily net assets of the Fund, MIC has agreed to limit the expenses of the Fund until August 2000

Advisory Fees Paid

        Below are the advisory fees paid by each Fund for the last three fiscal periods. Information for Masters is not available since the Fund commenced operations on 1/4/99.


Fund/Fiscal Year or Period              Advisory Fee             Waiver

Year or Period Ended 1998

Evergreen (Year ended 9/30/98)          $17,536,054              -0-

Micro Cap (Year ended 9/30/98)          $615,473                 -0-

Aggressive Growth (Year ended 9/30/98)  $1,390,081               -0-

Omega (Year ended 9/30/98)              $2,214,127               -0-

Small Company (Year ended 9/30/98)      $6,367,129               -0-

Strategic Growth (Year ended 9/30/98)   $4,870,007               -0-

Stock Selector (Three months
ended 9/30/98)                          $968,973                 $85,492

Stock Selector (Year ended 6/30/98)     $4,270,615               -0-

Tax Strategic (One month ended 9/30/98) $2,079                   $2,079

Year or Period Ended 1997

Evergreen (Year ended 9/30/97)          $13,089,112              -0-

Micro Cap (Year ended 9/30/97)          $428,047                 -0-

Aggressive Growth (Year ended 9/30/97)  $1,013,344               -0-

Omega (Nine months ended 9/30/97)       $1,480,178               -0-

Small Company (Four months
ended 9/30/97)                          $2,387,425               -0-

Small Company (Year ended 5/31/97)      $7,788,033               -0-

Strategic Growth (Eleven months
ended 9/30/97)                          $3,205,753               -0-

Stock Selector (Year Ended 6/30/97)     $3,459,108               -0-

Tax Strategic (N/A)                     N/A                      N/A

Year or Period Ended 1996

Evergreen (Year ended 9/30/96)          $9,145,287               $9,740

Micro Cap (Year ended 9/30/96)          $510,421                 -0-

Aggressive Growth (Year ended (9/30/96) $612,492                 -0-

Omega (Year ended 12/31/96)             $1,831,142               -0-

Small Company (Year ended 5/31/96)      $8,473,139               -0-

Strategic Growth (Year ended 10/31/96)  $2,994,500               -0-

Stock Selector (Year Ended 6/30/96)     $1,973,776               -0-

Tax Strategic (N/A)                     N/A                      N/A


Brokerage Commissions

        Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal years or periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI. Information for Masters is not available since the Fund commenced operations on 1/4/99.


Fund/Fiscal Year or Period              Total Paid to       Total Paid to Lieber
                                        All Brokers

Year or Period Ended 1998
----------------------------------      --------------      -------------------
Evergreen (Year ended 9/30/98)          $507,457            $405,182

Micro Cap (Year ended 9/30/98)          $96,323             $56,631

Aggressive Growth (Year ended 9/30/98)  $127,761            N/A

Omega (Year ended 9/30/98)              $513,446            N/A

Small Company (Year ended 9/30/98)      $2,527,607          N/A

Strategic Growth (Year ended 9/30/98)   $162,350            N/A

Stock Selector (Three months
ended 9/30/98)                          $81,289             N/A

Stock Selector (Year ended 6/30/98)     $840,644            N/A

Tax Strategic (One month ended 9/30/98) $5,853              $5,653

Year or Period Ended 1997
----------------------------------      --------------      -------------------
Evergreen (Year ended 9/30/97)          $503,276            $416,953

Micro Cap (Year ended 9/30/97)          $91,568             $61,717

Aggressive Growth (Year ended 9/30/97)  $677,860            N/A

Omega (Nine months ended 9/30/97)       $403,294            N/A

Small Company (Year ended 5/31/97)      $1,891,397          N/A

Strategic Growth (Eleven months
ended 9/30/97)                          $1,144,065          N/A

Stock Selector (Year ended 6/30/97)     $1,026,435          N/A

Tax Strategic (N/A)                     N/A                 N/A

Year or Period Ended 1996
----------------------------------      --------------      -------------------
Evergreen (Year ended 9/30/96)          $590,105            $515,522

Micro Cap (Year ended 9/30/96)          $317,058            $153,596

Aggressive Growth (Year ended 9/30/96)  $119,584            N/A

Omega (Year ended 12/31/96)             $829,479            N/A

Small Company (Year ended 5/31/96)      $2,853,950          N/A

Strategic Growth (Year ended 10/31/96)  $1,990,208          N/A

Stock Selector (Year ended 6/30/96)     $1,422,984          N/A

Tax Strategic (N/A)                     N/A                 N/A


Percentage of Brokerage Commissions Paid to Lieber & Company

        The table below shows, for the fiscal year or period ended September 30, 1998, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.

                                                       Percentage of
                              Percentage of            Commissionable
                              Commissions to           Transactions through
Fund                          Lieber & Company         Lieber & Company

Evergreen                     79.85%                   72.97%

Micro Cap                     58.80%                   51.98%

Tax Strategic                 96.58%                   94.74%


Underwriting Commissions

        Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal years or periods. For more information, see "Principal Underwriter" in Part 2 of this SAI. Information for Masters is not available since the Fund commenced operations on 1/4/99.

                                   Total          Underwriting
                                   Underwriting   Commissions
Fund/Fiscal Year or Period         Commissions    Retained

Year or Period Ended 1998

Evergreen (Year ended 9/30/98)     $10,689,087    $233,260

Micro Cap (Year ended 9/30/98)     $331,040       $10,258

Aggressive Growth (Year
ended 9/30/98)                     $414,138       $19,289

Omega (Year ended 9/30/98)         $790,103       $25,765

Small Company (Year ended 9/30/98) $958,402       $2,569

Strategic Growth (Year
ended 9/30/98)                     $883,936       $12,462

Stock Selector (Year
Ended 6/30/98)                     $110,148       $10,160

Stock Selector (Three months
ended 9/30/98)                     $5,836         $324

Tax Strategic (One month
ended 9/30/98)                     $477           $52

Year or Period Ended 1997

Evergreen (Year ended 9/30/97)     $1,464,361     $129,417

Micro Cap (Year ended 9/30/97)     $2,223         $300

Aggressive Growth (Year
ended 9/30/97)                     $278,145       $21,472

Omega (Nine months ended 9/30/97)  $254,113       $19,806

Small Company (Four months
ended 9/30/97)                     $878,274       $22,796

Small Company (Year ended 5/31/97) $17,885,604    $13,187,854

Strategic Growth (Eleven months
ended 9/30/97)                     $646,769       $14,708

Stock Selector (Year
ended 6/30/97)                     $96,837        $4,819

Tax Strategic (N/A)                N/A            N/A

Year or Period Ended 1996

Evergreen (Year ended 9/30/96)     $1,462,012     $157,233

Micro Cap (Year ended 9/30/96)     $2,963         $188

Aggressive Growth (Year
ended 9/30/96)                     $185,835       $22,742

Omega (Year ended 12/31/96)        $983,621       $759,394

Small Company (Year ended 5/31/96) $15,690,812    ($5,933,719)

Strategic Growth (Year
ended 10/31/96)                    $4,093,912     $2,049,519

Stock Selector (Year
ended 6/30/96)                     $12,612        $1,710

Tax Strategic (N/A)                N/A            N/A


12b-1 Fees

        Below are the 12b-1 fees paid by each Fund for the fiscal year or period ended September 30, 1998. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI. Information for Masters is not available since the Fund commenced operations on 1/4/99.

Fund                     Class A                       Class B                        Class C

               Distribution   Service Fees   Distribution  Service Fees    Distribution   Service
               Fees                          Fees                          Fees           Fees
Evergreen      -0-            $487,965       $4,642,418    $1,547,473      $89,549        $29,850

Micro Cap      -0-            $11,483        $29,627        $9,876         $21,463        $7,154

Aggressive
Growth         -0-            $386,073       $294,671       $98,224        $25,518        $8,506

Omega          -0-            $369,456       $878,159       $292,789       $117,485       $39,162

Small Company  -0-            $1,539,502     $2,345,500     $1,267,915     $26,072        $8,690

Strategic
Growth         -0-            $1,356,293     $1,239,580     $720,005       $1,151         $383

Stock Selector -0-            $11,597        $671           $223           -0-            -0-

Tax Strategic  -0-            $1             -0-            -0-            -0-            -0-


Trustee Compensation

        Listed below is the Trustee compensation paid by the Trust individually and by the Trust and the eight other trusts in the Evergreen Fund Complex for the twelve months ended September 30, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


                                                  Total Compensation
                         Aggregate                from Trust and Fund
                         Compensation from        Complex Paid to
Trustee                  Trust                    Trustees**

Laurence B. Ashkin       $27,177                  $73,450

Charles A. Austin, III   $23,723                  $65,450

K. Dun Gifford           $23,091                  $63,575

James S. Howell          $35,759                  $99,425

Leroy Keith Jr.          $23,091                  $63,575

Gerald M. McDonnell      $28,937                  $79,200

Thomas L. McVerry        $31,955                  $88,275

William Walt Pettit      $26,529                  $72,325

David M. Richardson      $22,878                  $62,950

Russell A. Salton, III   $29,569                  $81,625

Michael S. Scofield      $29,771                  $81,924

Richard J. Shima         $25,585                  $70,150

Robert J. Jeffries*      $9,702                   $28,437

Foster Bam*              $16,951                  $42,950

* Former Trustee; retired as of December 31, 1997.
**Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended September 30, 1998. The amounts listed below will be payable in later years to the respective Trustees:

                Austin          $8,512
                McVerry         $88,275
                Howell          $76,119
                Salton          $81,625
                Petit           $72,325
                McDonnell       $79,200
                Scofield        $11,740


                                  PERFORMANCE

Total Return

     Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of September 30, 1998. The returns for Tax Strategic are cumulative. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI. Information for Masters is not available since the Fund commenced operations on 1/4/99.

                                             Ten Years or
Fund/Class     One Year       Five Years     Since Inception     Inception Date

Evergreen (1)

Class A        -10.07%        13.77%          11.57%              1/3/95

Class B        -10.77%        14.07%          11.83%              1/3/95

Class C        -7.11%         14.30%          11.83%              1/3/95

Class Y        -5.25%         15.16%          12.25%             10/15/71

Micro Cap (1)

Class A        -25.22%        3.66%            8.87%               1/3/95

Class B        -25.76%        3.81%            9.10%               1/3/95

Class C        -22.79%        4.12%            9.11%               1/3/95

Class Y        -21.28%        4.85%            9.49%               6/1/83

Aggressive Growth (2)

Class A        -10.40%        9.04%          15.75%                4/15/83

Class B        -11.30%        9.34%          16.05%                7/7/95

Class C        -7.76%         9.59%          16.04%                8/3/95

Class Y        -5.43%         10.31%         16.42%                7/11/95

Omega (2)

Class A        -0.53%         11.24%         16.08%                4/29/68

Class B        -1.04%         11.07%         16.12%                8/2/93

Class C        2.80%          11.37%         16.15%                8/2/93

Class Y        4.67%          12.37%         16.67%                1/13/97

Small Company (3)

Class A        -36.69%           1.47%          12.06%             1/20/98

Class B        -36.92%           1.50%          11.96%             9/11/35

Class C        -34.48%           1.75%          11.68%             1/26/98

Class Y        -33.25%           2.76%          12.91%             1/26/98

Strategic Growth (3)

Class A        -.53%            13.20%          14.78%             1/20/98

Class B        -0.67%           13.50%          14.84%             9/11/35

Class C        2.90%            13.50%          14.40%             1/22/98

Stock Selector (2)

Class A        -15.99%        13.78%         14.42%                2/28/90

Class B        -24.52         12.49%         13.82%                11/7/97

Class Y        -11.56%        15.04%         15.16%                2/21/95

Tax Strategic (4)

Class A        N/A            N/A            1.43%               9/4/98

Class B        N/A            N/A            N/A                 N/A

Class C        N/A            N/A            N/A                 N/A

Class Y        N/A            N/A            6.50%               9/1/98

(1)Historical performance for Classes A, B and C of Evergreen and Micro Cap prior to inception reflects that of Class Y, the original class offered, and does not reflect 12b-1 fees. If such fees were reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

(2)Historical performance for Classes B, C and Y of Aggressive Growth, Omega and Stock Selector prior to inception reflects that of Class A, the original class offered, and includes appropriate 12b-1 fees for Class A. If appropriate fees for Classes B and C were reflected, returns for these classes would have been lower. For Class Y, if 12b-1 fees were not reflected, returns would have been higher. Returns for Stock Selector reflect expense limits previously in effect, without which returns would have been lower.

(3)Historical performance for Classes A and C of Small Company and Strategic Growth and Class Y of Small Company prior to inception reflects that of Class B, the original class offered, and has been adjusted for appropriate 12b-1 fees for each class.

(4)Historical performance for Class A of Tax Strategic prior to inception reflects that of Class Y, the original class offered, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. The investment advisor is waiving a portion of its advisory fee. Had the fee not been waived, the returns would have been lower.


                      COMPUTATION OF CLASS A OFFERING PRICE

        Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal year or period. For more information, see "Purchase, Redemption and Pricing of Shares."

                                        Per Share           Offering
Fund           Date      Net Asset      Sales               Price Per
                         Value          Charge              Share

Evergreen      9/30/98   $21.11         4.75%               $22.16

Micro Cap      9/30/98   $19.88         4.75%               $20.87

Aggressive
Growth         9/30/98   $21.26         4.75%               $22.32

Omega          9/30/98   $21.50         4.75%               $22.57

Small Company  9/30/98   $5.72          4.75%               $6.01

Strategic
Growth         9/30/98   $9.67          4.75%               $10.15

Stock Selector 9/30/98   $18.34         4.75%               $19.25

Tax Strategic  9/30/98   $10.65         4.75%               $11.18



                                SERVICE PROVIDERS

Administrator

        Evergreen Investment Services, Inc. ("EIS") serves as administrator for aggressive Growth and Tax Strategic, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:



Assets                   Fee
-----------------        ------
first $7 billion         0.050%

next $3 billion          0.035%

next $5 billion          0.030%

next $10 billion         0.020%

next $5 billion          0.015%

over $30 billion         0.010%


         EIS also provides facilities, equipment and personnel to Evergreen, Micro Cap, Omega, Small Company and Strategic Growth on behalf of the investment advisor. Omega, Small Company and Strategic Growth reimburse EIS for providing such services.

Transfer Agent

        Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121. The Fund pays ESC annual fees as follows:

                              Annual Fee          Annual Fee
                              Per Open            Per Closed
Fund Type                     Account*            Account**

Monthly Dividend Funds        $25.50              $9.00

Quarterly Dividend Funds      $24.50              $9.00

Semiannual Dividend Funds     $23.50              $9.00

Annual Dividend Funds         $23.50              $9.00

Money Market Funds            $25.50              $9.00


* For shareholder accounts only. The Fund pays ESC cost plus 15% for broker accounts.
**Closed accounts are maintained on the system in order to facilitate historical and tax information.

Distributor

         Evergreen  Distributor,   Inc.  (  "EDI")  markets  the  Funds  through
broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

Independent Auditors

        KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of Omega, Small Company, Strategic Growth and Tax Strategic.

        PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, audits the financial statements of Evergreen, Micro Cap, Aggressive Growth and Stock Selector.

Custodian

        State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                              FINANCIAL STATEMENTS

     The financial statements for Stock Selector for the periods from November 1, 1995 through June 30, 1998 have been audited by Ernst & Young, LLP, independent auditors. The financial statements of Stock Selector for the three month period ended September 30, 1998 have been audited by PricewaterhouseCoopers LLP, independent auditors. Reports of Ernst & Young LLP for the period ended June 30, 1998 and PricewaterhouseCoopers LLP for the period ended September 30, 1998 on the financial statements for Stock Selector appear in the Fund's Annual Reports which are incorporated by reference. The financial statements for Omega, Small Company, Strategic Growth and Tax Strategic have been audited by KPMG Peat Marwick LLP, independent auditors. A report of KPMG Peat Marwick LLP on the financial statements for those Funds appears in the
Funds' Annual Report which is incorporated by reference. The financial statements for Evergreen, Micro Cap and Aggressive Growth have been audited by PricewaterhouseCoopers LLP, independent auditors. A report of PricewaterhouseCoopers LLP on the financial statements for those Funds appears in the Funds' Annual Report which is incorporated by reference. Annual Reports may be obtained without charge by writing to ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling ESC toll-free at 1-800-343-2898.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.

Defensive Investments

         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Fund for Total Return may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

        The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

        These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

        (i) Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

       (ii)  Home Administration;

      (iii)  Federal Home Loan Banks;

       (iv)  Federal Home Loan Mortgage Corporation;

        (v)  Federal National Mortgage Association; and

       (vi)  Student Loan Marketing Association.


     Securities Issued by the Government National Mortgage Association ("GNMA")

        The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

        The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

        Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

        The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

        The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

        As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

        When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

        The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

        The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

        The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

        The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

        Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

        The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

        The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     "Margin" in Futures Transactions

        Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

        A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

        The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

        As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by Standard & Poor's Ratings Services ("S&P") or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

        (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

        (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

        (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

        (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities

        The Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

        The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

        The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

        The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

        Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

        The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

        The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

        The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

        From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for commercial paper discussed in this statement of additional information (which limits such investments to commercial paper rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

     The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Coupon Zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or coupon zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and coupon zero coupon bonds representing interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.

         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the services were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the rated asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

         You may buy shares of the Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. The Fund offers up to different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all.

Class A Shares

        With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

        No front-end  sales  charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

        The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIME                                               CDSC RATE

Month of purchase and the first 12-month
period following the month of purchase. ........................5.00%
Second 12-month period following the month of purchase..........4.00%
Third 12-month period following the month of purchase...........3.00%
Fourth 12-month period following the month of purchase..........3.00%
Fifth 12-month period following the month of purchase...........2.00%
Sixth 12-month period following the month of purchase...........1.00%
Thereafter......................................................0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

        No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of EIM, EAMC, EIMC, MIC, First International Advisors, Ltd., or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES AND CHARITABLE SHARES

        Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional, Institutional Service and Charitable shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.


                      SALES CHARGE WAIVERS AND REDUCTIONS

        The  following   information   is  not   applicable  to   Institutional,
Institutional Service and Charitable shares.

        If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

        You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

        You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

        You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

        The Fund may sell its shares at net asset value without an initial sales charge to:

        1.  purchasers of shares in the amount of $1 million or more;

        2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

        3. institutional investors, which may include bank trust departments and registered investment advisors;

        4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

        5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

        6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

        7. employees of First Union National Bank ("FUNB"), its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

        8. certain Directors, Trustees, officers and employees of the Evergreen Funds, the Distributor or their affiliates and to the immediate families of such persons; or

        9. a bank or trust company in a single account in the name of such bank or trust company as Trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

        With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only.
 Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

        The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9.  a  financial   hardship   withdrawal  made  by  a  retirement  plan
participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen fund other that the Evergreen Select Funds. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

        As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.

Calculation of Net Asset Value

        The Fund calculates its net asset value ("NAV") once daily on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days theNew York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

        Current values for the Fund's portfolio securities are determined as follows:

(1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

(2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

(3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

(4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

(5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.


                            PERFORMANCE CALCULATIONS

Total Return

Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods. The following is the formula used to calculate average annual total return:
                            n
                    P(1 + T)  = ERV

        P = initial payment of $1,000 T = average total return N = number of years
        ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                                 6
               Yield=2[(a - b + 1) - 1
                        -----
                         cd
Where:
     a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
     d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:
                                                            365/7
               Effective Yield = [(base period return)] + 1)     ] - 1


Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:

                Tax Equivalent Yield =     Yield
                                      -------------------
                                      1 - Income Tax Rate

         The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

        The Distributor is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of the Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

        The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

        All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

        The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

        The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (I) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

        The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

        From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

The Fund bears some of the costs of selling its Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These "12b-1 fees" or "distribution fees" are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its, Class A, Class B, and, when applicable, Class C shares, or Institutional Service shares, the Fund may incur expenses for distribution costs up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:


Class A             0.75%*

Class B             1.00%

Class C             1.00%

Institutional
Service             0.35%*

*Currently limited to 0.25% or less. See the expense table in the prospectus of the Fund in which you are interested.


         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate the Distributor pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B and, if applicable, Class C shares. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:


Class A        0.25%*

Class B        1.00%

Class C        1.00%

*May be lower. See the expense table in the prospectus of the Fund in which you are interested.

         The Agreements provide that the Distributor will use the distribution fees received from the Fund for the following purposes:

(1) to compensate broker-dealers or other persons for distributing Fund shares;

(2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

(3) to otherwise promote the sale of Fund shares.


         The Agreements also provide that the Distributor may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. The Distributor may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to the Distributor under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since the Distributor's compensation under the Agreements is not directly tied to the expenses incurred by the Distributor, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to the Distributor. Distribution expenses incurred by the Distributor in one fiscal year that exceed the compensation paid to the Distributor for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

        Distribution fees are accrued daily and paid at least monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

        Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

        The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the Securities and Exchange Commission ("SEC") make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

        Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

        The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

        In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and
(ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

        All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (I) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (I) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

        To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

        From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Municipal Bond Fund Shareholders

The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

Any shareholder of the Fund who may be a "substantial user" (as defined by the Code) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

        Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

        Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

        Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                   BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

1.      ability to provide the best net financial result to the Fund;
2.      efficiency in handling trades;
3.      ability to trade large blocks of securities;
4.      readiness to handle difficult trades;
5.      financial strength and stability; and
6.      provision of "research  services," defined as
           (a) reports and analyses concerning issuers, industries, securities and economic factors and
           (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         If the Fund is advised by EAMC, Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions effected on those exchanges for the Fund.

Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

Description of Shares

        The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

        Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

        After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

        The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer, FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

        On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Masters ) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

        If the Fund is Masters, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

         The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.


        The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Masters only)

         Masters' investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are, EAMC MFS Institutional Advisors, Inc. ("MFS"), OppenheimerFunds, Inc. ("Oppenheimer") and Putnam Investment Management, Inc. ("Putnam").

         The Trust and FUNB have received an order from, the SEC that will permit the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

        The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services. See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, and Messrs. Scofield and Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board meetings and acts on routine matters between scheduled Board meetings.

        Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex..

Name                     Position with Trust  Principal Occupations for Last Five Years
Laurence B. Ashkin       Trustee             Real estate developer and construction
(DOB: 2/2/28                                 consultant;  and President of
                                             Centrum  Equities and Centrum
                                             Properties, Inc.

Charles A. Austin III    Trustee             Investment Counselor to Appleton Partners, Inc.; former Director, Executive Vice
(DOB: 10/23/34)                              President and Treasurer,  State Street Research & Management Company (investment advice);  Director,  The Andover Companies (Insurance);  and Trustee,  Arthritis
                                             Foundation of New England

K. Dun Gifford           Trustee             Trustee,  Treasurer and Chairman of
(DOB: 10/12/38)                              the Finance  Committee,  Cambridge
                                             College; Chairman Emeritus and
                                             Director,  American  Institute of
                                             Food and Wine;  Chairman
                                             and President, Oldways Preservation
                                             and  Exchange  Trust   (education);
                                             former   Chairman   of  the  Board,
                                             Director,    and   Executive   Vice
                                             President,   The   London   Harness
                                             Company;  former Managing  Partner,
                                             Roscommon  Capital  Corp.;   former
                                             Chief  Executive  Officer,  Gifford
                                             Gifts   of   Fine   Foods;   former
                                             Chairman,   Gifford,   Drescher   &
                                             Associates           (environmental
                                             consulting)

James S. Howell          Chairman of the     Former Chairman of the Distribution
                                             Foundation for the Carolinas; and
(DOB: 8/13/24)           Board of Trustees   former Vice President of Lance Inc.
                                             (food manufacturing).

Leroy Keith, Jr.         Trustee             Chairman of the Board and Chief  Executive  Officer,  Carson  Products  Company;
(DOB: 2/14/39)                               Director of Phoenix  Total  Return Fund and  Equifax,  Inc.;  Trustee of Phoenix
                                             Series        Fund,         Phoenix
                                             Multi-Portfolio   Fund,   and   The
                                             Phoenix Big Edge Series  Fund;  and
                                             former     President,     Morehouse
                                             College.

Gerald M. McDonnell      Trustee             Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                               (steel producer).

Thomas  L. McVerry       Trustee             Former Vice President and Director of Rexham  Corporation  (manufacturing);  and
(DOB: 8/2/39)                                former Director of Carolina Cooperative Federal Credit Union.

William Walt  Pettit     Trustee             Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson      Trustee             Vice  Chair  and  former  Executive  Vice  President,  DHR  International,  Inc.
(DOB: 9/14/41)                               (executive recruitment); former Senior Vice President, Boyden International Inc.
                                             (executive recruitment);  and Director, Commerce and Industry Association of New
                                             Jersey, 411 International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD Trustee            Medical Director, U.S. Health Care/Aetna Health Services;  former Managed Health
 (DOB: 6/2/47)                               Care Consultant; and former President, Primary Physician Care.

Michael S. Scofield      Trustee             Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima         Trustee             Former Chairman,  Environmental  Warranty,  Inc. (insurance  agency);  Executive
(DOB: 8/11/39)                               Consultant,  Drake  Beam  Morin,  Inc.  (executive  outplacement);  Director  of
                                             Connecticut       Natural       Gas
                                             Corporation,   -Hartford  Hospital,
                                             Old   State   House    Association,
                                             Middlesex Mutual Assurance Company,
                                             and  Enhance  Financial   Services,
                                             Inc.; Chairman,  Board of Trustees,
                                             Hartford Graduate Center;  Trustee,
                                             Greater   Hartford   YMCA;   former
                                             Director,  Vice  Chairman and Chief
                                             Investment  Officer,  The Travelers
                                             Corporation;     former    Trustee,
                                             Kingswood-Oxford School; and former
                                             Managing  Director and  Consultant,
                                             Russell Miller, Inc.

William J. Tomko*        President and       Executive Vice President/Operations, BISYS Fund Services.
(DOB:8/30/58)            Treasurer

Nimish S. Bhatt*         Vice President and  Vice  President,  Tax, BISYS Fund  Services;  former  Assistant Vice  President,
(DOB: 6/6/63)            Assistant Treasurer EAMC/First Union Bank; former Senior Tax Consulting/Acting  Manager,  Investment
                                             Companies Group, PricewaterhouseCoopers LLP, New York.


Bryan Haft*               Vice President     Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

Michael H. Koonce        Secretary           Senior Vice President and Assistant  General Counsel,  First Union  Corporation;
(DOB: 4/20/60)                               former  Senior  Vice  President  and  General   Counsel,   Colonial   Management
                                             Associates, Inc.


*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001


CORPORATE AND MUNICIPAL BOND RATINGS

The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S       S&P            FITCH        Credit Quality

Aaa           AAA            AAA          Excellent Quality (lowest risk)

Aa            AA             AA           Almost Excellent Quality (very low
                                             risk)
A             A              A            Good Quality (low risk)

Baa           BBB            BBB          Satisfactory Quality (some risk)

Ba            BB             BB           Questionable Quality (definite risk)

B             B              B            Low Quality (high risk)

Caa/Ca/C      CCC/CC/C       CCC/CC/C     In or Near Default

                D           DDD/DD/D     In Default


CORPORATE BONDS

LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

- On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--   Leading market positions in well-established industries.

--   High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor?s capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor?s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor?s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor?s inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

- On the day an interest and/or principal payment is due and is not paid. An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

- Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.


Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added ?+? to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                                MUNICIPAL BONDS

                               LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor?s capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor?s capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.


S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.


                             ADDITIONAL INFORMATION

        Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

        No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

        The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.


     [ANNUAL REPORT & SEMI-ANNUAL REPORT FOR DOMESTIC GROWTH FUND HERE ]




                                   Evergreen

                                Domestic Growth

                                     Funds


   September 30, 1998

     Annual Report






[LOGO OF EVERGREEN FUNDS(SM)
      APPEARS HERE]

--------------------------------------------------------------------------------
                                Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................   1

Evergreen Aggressive Growth Fund

   Fund at a Glance .......................................................   2

   Portfolio Manager Interview ............................................   3

Evergreen Fund

   Fund at a Glance .......................................................   6

   Portfolio Manager Interview ............................................   7

Evergreen Micro Cap Fund

   Fund at a Glance .......................................................  10

   Portfolio Manager Interview ............................................  11

Evergreen Omega Fund

   Fund at a Glance .......................................................  14

   Portfolio Manager Interview ............................................  15

Evergreen Small Company Growth Fund

   Fund at a Glance .......................................................  18

   Portfolio Manager Interview ............................................  19

Evergreen Stock Selector Fund

   Fund at a Glance .......................................................  22

   Portfolio Manager Interview ............................................  23

Evergreen Strategic Growth Fund

   Fund at a Glance .......................................................  25

   Portfolio Manager Interview ............................................  26

Financial Highlights

   Evergreen Aggressive Growth Fund........................................  29

   Evergreen Fund..........................................................  31

   Evergreen Micro Cap Fund................................................  33

   Evergreen Omega Fund....................................................  35

   Evergreen Small Company Growth Fund.....................................  37

   Evergreen Stock Selector Fund...........................................  39

   Evergreen Strategic Growth Fund.........................................  41

Schedule of Investments

   Evergreen Aggressive Growth Fund........................................  43

   Evergreen Fund..........................................................  44

   Evergreen Micro Cap Fund................................................  49

   Evergreen Omega Fund....................................................  51

   Evergreen Small Company Growth Fund.....................................  53

   Evergreen Stock Selector Fund...........................................  56

   Evergreen Strategic Growth Fund.........................................  58

Statements of Assets and Liabilities.......................................  60

Statements of Operations ..................................................  61

Statements of Changes in Net Assets........................................  63

Combined Notes to Financial
Statements ................................................................  66

Report of Independent Accountants .........................................  77

Independent Auditors' Reports .............................................  78

Additional Information ....................................................  79



                                 Evergreen Funds


Evergreen Funds is one of the nation's fastest growing investment companies with approximately $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.


This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:  ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed


                           Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                  November 1998



[PHOTO OF WILLIAM M. ENNIS
 MANAGING DIRECTOR APPEARS HERE]

Dear Shareholders:

We are pleased to provide you the Evergreen Domestic Growth Funds annual report covering the year ended September 30, 1998.

Market Volatility

The financial markets have certainly experienced volatility in the past few months. After a five-year period of unprecedented growth, the stock market peaked on July 17, 1998, when prices were at historic highs relative to benchmarks such as corporate profits and dividends. Since that point, fears of foreign currency devaluations, political turbulence and instability abroad have produced an uncertain market. Through September, the market all but lost its year-to-date gains, and then in October was on the rise, nearing the levels of July's peak. We encourage you to take this opportunity to review your investment time horizon and ensure you are on track with your goals. We also encourage you to consider an invaluable strategy of investing during uncertain times: Dollar Cost Averaging./1/ By investing a little at a time in regular intervals, you can remain focused on your investment goals and not worry about predicting market trends. Contact your investment representative or call us at 800.343.2898 to start your Systematic Investment Plan today.

Year 2000/2/

The year 2000 is nearly upon us, and unlike some, we are looking forward to it. We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. We believe that for Evergreen shareholders, the transition into the next millennium should be seamless, with virtually no impact on the products and services you receive from us.

Cost Savings

In an effort to achieve efficiencies and cost savings, we are combining your funds' required mailings so you only receive one per household, based on the registration last name and exact address./3/ This reduces the mailing costs, not to mention the amount of paper needed to print, which in turn benefits your funds by reducing the overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered holder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds


Good News!

Effective for the 1998 Tax Year, long-term capital gains taxes are reduced to 20%.



/1/ This type of plan does not assure a profit or protect against loss in a declining market.
/2/ The information above constitutes Year 2000 readiness disclosure.
/3/ If you purchased your shares through a financial representative, we may not be able to consolidate your mailings by last name and address, because that institution controls the mailings.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Aggressive Growth Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


We seek the best companies in an industry, and will gladly pay a "fair" price for this opportunity rather than settling for the second or third best company at a "bargain" price.


                                    Portfolio
                                   Management
                ----------------------------------------------

                [PHOTO OF HAROLD J. IRELAND, JR. APPEARS HERE]

                             Harold J. Ireland, Jr.
                               Tenure: April 1983


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 400 and the NASDAQ Industrials are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                          Class A  Class B   Class C  Class Y
Inception Date                            4/15/83  7/7/95    8/3/95   7/11/95
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                  -10.40%  -11.30%   -7.76%     n/a
 ................................................................................
1 year w/o sales charge                    -5.93%   -6.82%   -6.87%   -5.43%
 ................................................................................
3 years                                     7.89%    8.04%    8.93%    9.97%
 ................................................................................
5 years                                     9.04%      --       --       --
 ................................................................................
10 years                                   15.75%      --       --       --
 ................................................................................
Since Inception                            12.64%   10.61%   10.27%   12.54%
 ...............................................................................
Maximum Sales Charge                        4.75%    5.00%    1.00%     n/a
                                           Front End  CDSC    CDSC
 ................................................................................
12-month capital gain distributions
per share                                  $0.85    $0.85    $0.85    $0.85
 ...............................................................................
*Adjusted for maximum sales charge.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

 Date       CPI    Russell 2000  Class A   S&P 400   NASDAQ Industrials
-------   -------  ------------  -------   -------   ------------------
9/30/88   $10,000     $10,000    $ 9,525   $10,000        $10,000
9/30/89   $10,434     $12,149    $12,903   $13,729        $11,866
9/30/90   $11,077     $ 8,850    $10,411   $11,748        $ 9,526
9/30/91   $11,452     $12,840    $17,477   $17,658        $15,259
9/30/92   $11,795     $14,010    $20,128   $19,769        $16,052
9/30/93   $12,112     $18,656    $26,672   $24,631        $20,170
9/30/94   $12,471     $19,155    $25,533   $25,017        $20,101
9/30/95   $12,788     $23,630    $32,731   $31,452        $25,380
9/30/96   $13,172     $26,733    $41,117   $35,842        $26,637
9/30/97   $13,456     $35,605    $45,886   $49,816        $35,556
9/30/98   $13,656     $28,833    $43,165   $46,622        $26,675

Comparison of a $10,000 investment in Evergreen Aggressive Growth Fund Class A, versus a similar investment in the Standard & Poor's 400 Mid-Cap Index (S&P
400), the Nasdaq Industrials Index, the Russell 2000 Index, and the Consumer Price Index (CPI).

Note: The Fund is changing its benchmark from the Russell 2000 to the S&P 400 due to the Fund's mid-cap weighting which is better represented by the S&P 400.

Nasdaq Industrials Index is an unmanaged index and a sub-set of the Nasdaq Composite Index. It includes companies classified as agricultural, mining, construction, manufacturing (electronic components), services, and public administration enterprises.

Standard & Poor's 400 Mid Cap Index is an unmanaged index of 400 publicly traded mid-capitalization U.S. stocks and is often used as an indicator of the mid-cap market.

Russell 2000 Index is an unmanaged index of 2,000 publicly traded U.S. stocks and is often used as an indicator of the small company stock market.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Aggressive Growth Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


How did the Fund perform during the past fiscal year?

For the 12-month period ended September 30, 1998, Class A shares, unadjusted for sales charge, had a total return of -5.9%. For the same period, the Standard & Poor's 400 Mid-Cap Index returned -6.3%, the Nasdaq Industrials returned -25.0%. Within its peer group, the Fund ranked in the 31st percentile, with a total return better than 71% of mid-cap growth funds. Specifically, within the Morningstar Mid-Cap Growth Fund Universe, the Fund ranked 101 of 350 funds in total return for the year./1/

                                    Portfolio
                                 Characteristics
                                 ---------------

  Total Net Assets                                                $204,962,745
  ............................................................................
  Number of Holdings                                                        47
  ............................................................................
  Beta                                                                    1.14
  ............................................................................
  P/E Ratio                                                              26.7x
  ............................................................................



What was the economic environment like during the period?

During the first six months of the fiscal year, stronger than expected economic growth and declining inflation and interest rates were positive for stocks. During the second half of the period, the General Motors strike and economic turmoil in Asia and the emerging markets caused economic growth to slow. Financial problems in world markets led to a decline in U.S. exports, which investors feared would lead to weak profits for U.S. corporations and a possible recession. As a result, market sentiment turned negative, institutional investors lightened up their stock purchases and investments and the market declined significantly. This correction took on the characteristics of a panic flight to quality as massive, highly leveraged hedge fund positions were uncovered and unwound. Small company and cyclical stocks suffered the most during the market turbulence. Consistent mid-cap growth stocks, however, like many of the Fund's largest holdings, fared better. The long-term effects of lower inflation are very positive for lower interest rates and consequently higher stock valuations for growth companies.

How do you select stocks for the portfolio?

We focus on mid-cap companies with histories of consistent growth and whose revenues and earnings, we believe, will continue to grow at least 20% a year. These companies also have a high level of profitability based on current profit margins and return on equity. We seek the best companies in an industry, and will gladly pay a "fair" price for this opportunity rather than settling for the second or third best company at a "bargain" price. We will continue to hold a company as it becomes a larger cap company as long as it grows in line with our investment criteria.

What contributed to performance during the period?

Each of the Fund's five largest industries was a strong contributor to performance. In addition, each of the Fund's top ten company holdings, was up for the year. These top ten holdings accounted for slightly more than 50% of portfolio assets as of fiscal year end and produced an aggregate total return of 48% for the 12-month period.

/1/Source: Morningstar, Inc. an independent monitor of mutual fund performance. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ended September 30, 1998, the Fund's Class A shares ranked 67 out of 129 mid-cap growth funds tracked by Morningstar. For the 10-year period ended September 30, 1998, the Fund's Class A shares ranked 10 out of 58 mid-cap growth funds tracked by Morningstar. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Aggressive Growth Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                Top 5 Industries
                          -----------------------------
                          (based on 9/30/98 net assets)
Software / Technology                                                 24.2%
  ...........................................................................
  Healthcare                                                            18.3%
  ...........................................................................
  Retail (Specialty)                                                    15.7%
  ...........................................................................
  Communication Systems & Services                                      10.3%
  ...........................................................................
  Business Services                                                     10.2%
  ...........................................................................


What held back performance?

The Energy sector produced a negative return for the period. A warmer than normal winter and concerns about slower future worldwide economic growth drove oil prices lower and shaved earnings expectations for oil drilling, equipment and service companies. Energy holdings were 28% of total assets at the beginning of the period but only accounted for 15% of assets at September 30, 1998. The energy company stock recovery was interrupted this year, but we believe it will resume next year and continue for several more years.

What changes did you make in the portfolio?

We built major positions in four stocks, three of which are now among the Fund's top ten holdings. New additions included: Citrix Systems, a company that makes computer network products, whose WinFrame product is shipped with Microsoft's Windows NT software; EMC Corporation, the world leader in enterprise storage and retrieval technology, whose products are used in online reservation systems, transaction processing, Year 2000 compliance efforts, disaster recovery systems, the internet and corporate intranets; SunAmerica, a leading financial services firm that focuses on the retirement savings market and markets annuities, guaranteed investment contracts, mutual funds, trust services and investment counseling. Recently, American International Group offered to acquire SunAmerica. We also added VISX, Inc., a manufacturer and licenser of the leading laser system for eye surgery. We significantly increased the Fund's position in HBO & Company, a leader in medical information systems and medical networking services.

We eliminated some smaller positions whose growth had slowed, including Republic Industries, Medicis Pharmaceutical, Ethan Allen Interiors, Etec Systems, and Parametric Technology.


                                Top 10 Holdings
                         -----------------------------
                         (based on 9/30/98 net assets)

  Cisco Systems, Inc.                                                    7.9%
  ...........................................................................
  Microsoft Corporation                                                  7.0%
  ...........................................................................
  BMC Software, Inc.                                                     6.2%
  ...........................................................................
  VISX, Inc.                                                             5.2%
  ...........................................................................
  EMC Corporation                                                        4.7%
  ...........................................................................
  SunAmerica, Inc.                                                       4.5%
  ...........................................................................
  Home Depot, Inc.                                                       4.4%
  ...........................................................................
  Paychex, Inc.                                                          3.8%
  ...........................................................................
  Medtronic, Inc.                                                        3.7%
  ...........................................................................
  MedQuist, Inc.                                                         3.4%
  ...........................................................................


What are some of the themes in the portfolio?

Information technology is a major theme. Information rather than materials is the major "stuff" of economic activity. The backbone of information technology is computer software, communications and networking equipment supporting the Internet and corporate intranets. Cisco Systems, Microsoft, EMC Corporation and MCI WorldCom, are major holdings and dominant developers of products and services in

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Aggressive Growth Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


these areas. Sterling Commerce, our 17th largest holding, is the largest provider of applications for electronic commerce and electronic payments in the U.S., helping corporate and government organizations save on pro procurement, acquisition and accounting costs.

Outsourcing is another theme. For several years U.S. corporations have been striving for greater productivity and cost-cutting by outsourcing critical business functions. Holdings in the portfolio that reflect the outsourcing theme are: Paychex, the largest provider of payroll and accounting services to mid-sized businesses; Fiserv, a leading provider of financial data processing services to banks and financial institutions; Analysts International, a computer software services and technical support company; Saville Systems, which creates customized billing systems for corporations; and MedQuist, a provider of information services to health care organizations. Major oil companies are increasingly outsourcing exploration, drilling and service functions. Halliburton, Schlumberger and Petroleum Geo-Services are companies in the portfolio that provide broad-based, one-stop shopping for oilfield services.

The "Graying of America" is a major long-term trend in our economy driving increased healthcare needs and spending. The U.S. now has the largest population of retirees in history and the leading edge of the "baby boom" generation is just reaching its fifties. Both age groups use a disproportionate amount of healthcare products and services. An above-average 18% of the portfolio is invested in the health care industry. Three of the largest holdings are Medtronic, the leader in pacemakers and other implantable cardiovascular devices; Renal Care Group, a company that provides medical care for individuals suffering from kidney diseases and diabetes; and Health Management Associates, a highly efficient owner/operator of acute care and psychiatric hospitals in rural areas in eleven states.

Specialty Retailers that save customers time by providing a high level of customized service and/or convenience are also a portfolio theme. Such companies have a competitive edge in the marketplace. Even though consumers have more money than ever to spend, they seem to have less and less time. Holdings in Office Depot, Staples, Bed Bath & Beyond, Fastenal and Family Dollar Stores reflect this theme. One of the Fund's most successful holdings in this sector is Home Depot whose growth continues to exceed 25% annually. The company provides the highest level of service in the do-it-yourself, home improvement market.

What is your outlook?

We are positive about the companies in the portfolio. We believe growing companies with double-digit earnings growth should benefit from lower inflation and interest rates. Business growth in a deflationary world is increasingly rare and should command higher PE multiples. Small and mid-cap companies suffer more as they always do in periods of economic and market uncertainty, but as long as their growth remains intact we believe they will provide exceptional returns when the financial markets settle down. Most economists expect the U.S. economy to grow about 2.4% in the fourth quarter of 1998 and 2.3% in 1999. The Federal Reserve has taken action with its recent interest rate cuts that should settle the financial markets and support future economic growth. We believe economic growth at these levels will generate a strong stock market recovery and even stronger growth for the Fund's net asset value.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


Through the fiscal year, our portfolio strategy included the maintenance of a sizable cash equivalent position because we believed that the market had entered a highly volatile period, and that large numbers of issues were fully-valued, or overvalued.

                                    Portfolio
                                   Management
                                   ----------

                   [PHOTO OF STEPHEN A. LIEBER APPEARS HERE]

                                Stephen A. Lieber
                              Tenure: October 1971


--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

 -------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
-------------------------------------------------------------------------------
                                          Class A  Class B   Class C  Class Y
Inception Date                            1/3/95  1/3/95    1/3/95   10/15/71
 ...............................................................................
Average Annual Returns
 ...............................................................................
1 year with sales charge                  -10.07%  -10.77%   -7.11%     n/a
 ...............................................................................
1 year w/o sales charge                    -5.59%   -6.18%   -6.19%   -5.25%
 ................................................................................
3 years                                    12.40%   12.67%   13.44%   14.59%
 ................................................................................
5 years                                       --       --       --    15.16%
 ...............................................................................
10 years                                      --       --       --    12.25%
 ................................................................................
Since Inception                            17.76%   17.99%   18.49%   16.03%
 ...............................................................................
Maximum Sales Charge                        4.75%    5.00%    1.00%     n/a
                                         Front End    CDSC     CDSC
 ...............................................................................
12-month income dividends
per share                                  $0.10       --       --    $0.14
 ...............................................................................
12-month capital gain distributions
per share                                  $0.50    $0.50    $0.50    $0.50
 ...............................................................................
*Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]
        Date          CPI       Russell 2000    Class A
           ----          ---       ------------    -------
          1/3/95      $ 10,000       $ 10,000      $  9,525
         9/30/95      $ 10,234       $ 12,571      $ 12,374
         9/30/96      $ 10,541       $ 14,222      $ 14,610
         9/30/97      $ 10,768       $ 18,942      $ 19,537
         9/30/98      $ 10,929       $ 15,339      $ 18,445


Comparison of a $10,000 investment in Evergreen Fund Class A, versus a similar investment in the Russell 2000, and the Consumer Price Index (CPI).

Russell 2000 Index is an unmanaged Index of 2,000 publicly traded U.S. stocks and is often used as an indicator of the performance of the small company stock market.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview


What was the Fund performance in its fiscal year?

The Evergreen Fund's original Class Y shares, had a decline of 5.25% total return for the fiscal year ended September 30, 1998. This was only the fifth fiscal year decline in net asset value in the Fund's twenty-seven year history. For the entire period since inception on October 15, 1971, the Fund's Class Y shares have provided an average annual return of 16.03%. Class A, B, and C shares returned -5.59%, -6.18%, and -6.19%, respectively, unadjusted for any sales charges, for the fiscal year. The Fund's performance in the fiscal year contrasted favorably with that registered by the leading average of smaller, entrepreneurial companies, the Russell 2000 Index which declined 19.02% in this period. The Fund showed a significant positive figure for performance until the fourth quarter of its fiscal year, when its decline was 14.52%. The sharpest fall-off in net asset values took place in August, while September showed a meaningful recovery, up 4.63%.


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                               $1,847,330,018
  .............................................................................
  Number of Holdings                                                        344
  .............................................................................
  Beta                                                                     1.03
  .............................................................................
  P/E Ratio                                                               16.2x
  .............................................................................


Why did Evergreen Fund outperform the Russell 2000 Average?

The Evergreen Fund portfolio through the year was not exclusively in a selection of smaller entrepreneurial companies. The Fund holds several highly defensive large capitalization companies which outperformed the market during the fiscal year. These include: Fannie Mae, up 36.4%; Freddie Mac, up 39.8%; Johnson & Johnson, up 35.7%; and Merck & Co., Inc., up 29.5%. Each has been long held, has had significant capital appreciation, and represents a significant portion of Fund holdings. In addition to their strength, the Fund benefited from a sizable cash equivalent position, 18.8% at the beginning of the sharply lower September quarter, and 20.0% at the end of that quarter. These defensive aspects of the portfolio provided a partial, although certainly not total, counterbalance to the highly volatile performance of smaller companies in the September quarter.

What were the strengths and weaknesses in the Fund's portfolio during the fiscal year?

The Fund had many areas of sizable strength, including 20 issues whose capital appreciation during the fiscal year was 50% or more. The industry sector showing up most in this group was financial, led by the title insurance company, First American Financial Corp., which was up 137.9%. This high performance group included smaller banks, such as Gold Banc Corp., Inc., up 78.7%; Sandwich Bancorp, Inc., up 53.5%; and Maryland Federal Bancorp, Inc., up 53.4%. Technology innovative leaders were significant performers, led by Cisco Systems, Inc., up 89.7%; and Gateway 2000, Inc., up 66.1%. Health care was represented in the top performers by such issues as McKesson Corp., up 79.8%; Lincare Holdings, Inc., up 53.2%; and Express Scripts, Inc., up 52.3%. Numbers of strong performers were sold with substantial gains, led by part of the Fund's position in Dillard's, Inc., which was sold with a gain of 2,331.2% after a 15 1/2 year holding. Other major gains were in BB&T Corp., up 483.5%; part of our holdings in Executive Risk, Inc., up 481.6%; part of our holdings in MBIA Inc., up 434.8%; Onbancorp, Inc., up 406.7%; and CVS Corp., up 87.8%. These are but a few of the issues which were sold when we either judged that they had risen to valuations which more than discounted their future growth, or others which were sold when we regarded them as unlikely to achieve our growth goals. The latter group ranged from companies which had run into legal or regulatory

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview

problems, such as Ucar International, which was sold with a 62.7% loss after the Federal Trade Commission penalized the company in a price-fixing charge, or companies whose product positioning found them in a declining market opportunity, such as Nike, Inc., Beverly Enterprises, Inc., Ranger Oil, Ltd, and Bio-Rad Laboratories, Inc. With the Fund's very broad diversification into 344 companies, no loss taken had a sizable impact on portfolio valuation.


                                 Top 10 Holdings
                          -----------------------------
                          (based on 9/30/98 net assets)

  Clear Channel Communications, Inc.                                    4.4%
  ..........................................................................
  Merck & Co., Inc.                                                     3.5%
  ..........................................................................
  M & T Bank Corp.                                                      3.3%
  ..........................................................................
  Intel Corp.                                                           2.8%
  ..........................................................................
  Federal National Mortgage Association                                 2.1%
  ..........................................................................
  BankBoston Corp.                                                      1.9%
  ..........................................................................
  NationsBank Corp.                                                     1.8%
  ..........................................................................
  Johnson & Johnson                                                     1.7%
  ..........................................................................
  Federal Home Loan Mortgage Corp.                                      1.4%
  ..........................................................................
  McKesson Corp.                                                        1.2%
  ..........................................................................


Were mergers and acquisitions a plus for performance?

This fiscal year saw the largest number of merger and acquisition developments among Fund holdings in its history, with transactions completed or begun for 44 of the Fund's holdings. For those of this group which have been completed as of the end of the fiscal year, the average gain was 170.5%. These developments continue a long-term trend of the Fund, which has now had 351 of its holdings merged or acquired since its inception, and nine are still pending. We have long regarded the recurrent and frequent series of bids for Fund holdings by other companies as demonstrating that we have bought undervalued growth opportunities.

The most prominent industry group among the 44 companies which received bids during the year was the financial, with 14 (primarily banks) announcing or completing such transactions. The largest was the Fund's holding in Barnett Banks, Inc. This holding began in December, 1990, with the purchase of shares of First Florida Banks, Inc., which was subsequently acquired by Barnett, and Barnett, in turn, was, acquired in 1998 by NationsBank Corp. (which has now, through yet another merger, become BankAmerica Corp.). The Fund's original investment of $2,833,672 beginning in 1990, was valued at $35,621,924 at the time of the completion of the acquisition in January. Other very long-term holdings with acquisitions during the year were Fort Wayne National, bought originally in 1985, which provided a 973.9% gain on its acquisition, and Onbancorp, Inc., bought in 1989, with a 265.4% gain to the Fund. Specialty technology companies, especially medical-related, were among others with acquisition bids, including Tecnol Medical Products, Inc., Medic Computer Systems, Inc., Heartstream Inc., and United States Surgical Corp. In the home-building field, acquisitions were made of Pacific Greystone Corp. and Continental Homes Holding Corp. One of the larger transactions was in the shares of Mercantile Stores Co., Inc., initially purchased in September 1994, and acquired in August, with a gain of 81.8%. It is anticipated that the Fund's active research for investment opportunities and undervalued growth companies will continue to provide the portfolio with companies which are attractive acquisition candidates.



                               Top 5 Industries
                        ------------------------------
                         (based on 9/30/98 net assets)

  Banks                                                               15.6%
  .........................................................................
  Healthcare Products & Services                                      11.7%
  .........................................................................
  Finance & Insurance                                                 10.9%
  .........................................................................
  Information Services & Technology                                    8.3%
  .........................................................................
  Publishing, Broadcasting & Entertainment                             6.5%
  .........................................................................

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


What is the Fund's policy with regard to its sizable cash equivalent position?

Through the fiscal year, our portfolio strategy included the maintenance of a sizable cash equivalent position because we believed that the market had entered a highly volatile period, and that large numbers of issues were fully valued, or overvalued. Therefore, we anticipated potential price declines which would allow us to meet our standards of buying the shares of entrepreneurial growth companies on a value basis. The strategy proved highly rewarding, as toward the end of the fiscal year, the stock markets had a major decline and we were able to maintain a steady, careful accumulation program. Many outstanding buys were made, especially around the period of the sharp stock market fall on August 31. Some had achieved significant gains by the end of the fiscal year, notably in smaller companies which had sold off greatly, such as Elan Corp. Plc., Maxxim Medical, Inc., Analytical Surveys, Inc., Diamond Offshore Drilling, Inc., and Comair Holdings, Inc.

What are the Fund's expectations for the current fiscal year?

We are optimistic for renewed vigor in the Fund's capital appreciation because of both external macroeconomic influences and the quality and dynamism of the Fund's portfolio holdings. Our assessment of the economic outlook is positive because we believe the steps necessary to sustain economic momentum have already begun under the leadership of the Federal Reserve and the Administration. The recent rate cuts are highly positive, demonstrating, in our view, that the Federal Reserve is aiming to avoid unnecessary credit tightness. It also demonstrates that the recent trend of diminished inflation is viewed as stable and continuing. U.S. Treasury efforts to restimulate Japan's key role in the world economy, particularly in East Asia, are closer now to objectives than at any time in the last several years, given Japan's banking restructuring and discussion of tax reduction. With contemplated aid to Brazil, a major source of instability should be removed from this important trading partner. Europe has begun an apparently coordinated series of interest rate cuts aimed at invigorating economic and employment growth.

This is a positive backdrop; the most immediate consequence for the portfolio has already at this writing, late in October, been a recovery of values in the Fund's major financial institution sector. The banking industry was most severely hit in the decline in the fourth quarter, particularly after the Russian ruble collapse. While the Fund's many holdings are conservatively positioned, regional banks were not directly impacted; nonetheless, a fear running through investors in financial companies drove down the prices of many of our holdings. With that recovery begun, and many strong earnings already being reported, we anticipate a favorable trend. We have further strengthened the financial institution holdings with purchases of highly deflated, quality regional growth banks during the fourth quarter. The negatives which overwhelm so many technological companies, including some of the Fund's smaller company holdings, appear to be abating as the markets see continuing demand for computers and electronic communications products, with the inventory glut earlier in 1998 having been worked through. Overall, the portfolio selection is based on expectations of significantly above-average profit performance by our holdings, even in a slowing economic environment. Volatility, both political and economic, may still bring unexpected swings, and, therefore, the Fund is maintaining a sizable cash equivalent reserve position. Our goal is to continue to take advantage of outstanding opportunities which meet our standards for long-term entrepreneurial growth, purchased on a value basis.

We appreciate the continuing support and interest of the Fund's shareholders.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Micro Cap Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


When market sentiment turned negative in the summer of 1998, the stock prices of the smaller companies did not hold up as well as the prices of larger companies, despite the fact that they were trading at more attractive valuations.


                                   Portfolio
                                  Management
                               ----------------

                   [PHOTO OF STEPHEN A. LIEBER APPEARS HERE]

                                Stephen A. Lieber
                              Tenure: January 1996


                    [PHOTO OF EDWIN D. MISKA APPEARS HERE]

                                 Edwin D. Miska
                              Tenure: January 1996


--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                             [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                           Class A  Class B  Class C  Class Y
Inception Date                              1/3/95  1/3/95   1/3/95    6/1/83
 ...............................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                   -25.22%  -25.76%  -22.79%    n/a
 ................................................................................
1 year w/o sales charge                    -21.49%  -22.07%  -22.05%  -21.28%
 ................................................................................
3 years                                      3.84%    3.86%    4.79%    5.81%
 ................................................................................
5 years                                        --       --       --     4.85%
 ................................................................................
10 years                                       --       --       --     9.49%
 ...............................................................................
Since Inception                              7.43%    7.38%    8.06%   12.39%
 ................................................................................
Maximum Sales Charge                         4.75%    5.00%    1.00%     n/a
                                          Front End    CDSC     CDSC
 ................................................................................
12-month capital gain distributions
per share                                   $1.39    $1.39    $1.39    $1.39
 ................................................................................
*Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

 Date                Class A        Russell 2000         CPI
 ----                -------        ------------         ---
 1/3/95               $9,525          $10,000          $10,000
9/30/95              $11,126          $12,571          $10,234
9/30/96              $10,803          $14,222          $10,541
9/30/97              $16,658          $18,942          $10,768
9/30/98              $13,079          $15,339          $10,929


Comparison of a $10,000 investment in Evergreen Micro Cap Fund Class A, versus a similar investment in the Russell 2000 Index, and the Consumer Price Index
(CPI).

Russell 2000 Index is an unmanaged index of 2,000 publicly traded U.S. stocks and is often used as an indicator of the small company stock market.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Micro Cap Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


How did the Fund perform?

The Fund's performance reflected the difficulties of investing in very small companies during the past year, when these micro-cap stocks were out of favor despite relatively favorable valuations and earnings outlooks. For the 12 months ended September 30, 1998, the Evergreen Micro Cap Fund Class Y shares had a total return of -21.28%. The Fund's Class A, B, and C shares had total returns of -21.49%, -22.07%, and -22.05%, respectively, unadjusted for any sales charges. During the same 12-month period, the Russell 2000 Index, a commonly used index of the small company stock market, had a return of -19.02%. The average micro-cap fund had a return of -26.68% during the same period, according to Lipper Analytical Services, an independent monitor of mutual fund performance.



                                    Portfolio
                                 Characteristics
                                 ---------------

  Total Net Assets                                               $51,182,646
  ..........................................................................
  Number of Holdings                                                      96
  ..........................................................................
  Beta                                                                  1.38
  ..........................................................................
  P/E Ratio                                                            12.1x
  ..........................................................................


What was the investment environment like during the period?

The market clearly favored the larger, well-known, giant capitalization companies during the year, based primarily on the expectation that these companies would continue to achieve good earnings growth. Investors thought they could buy a company like Coca Cola, Gillette, Intel or Microsoft, get excellent earnings growth from these companies, and see the stock prices move positively every day. Given these expectations, it was more likely that the larger companies would get the attention over the lesser-known, less-followed, small- and micro-cap names. We had an environment for most of the year in which smaller companies with positive earnings growth similar to that of larger companies were at a distinct disadvantage because of their lower profiles. Liquidity also was an important factor. Investors liked stocks that were easy to trade, and this favored the biggest companies.

When market sentiment turned negative in the summer of 1998, the stock prices of the smaller companies did not hold up as well as the prices of larger companies, despite the fact that they were trading at more attractive valuations.

In light of this environment, what was your strategy?

Our long-term strategy remains the same -- to buy the stocks of well managed, innovative micro-cap companies trading at attractive valuations relative to the market and possessing a dynamic catalyst for growth. The group of stocks from which we select is comprised of companies of $200 million or less in market capitalization -- the lowest 10% of the market in terms of size. We use a rigorous, quantitative, fundamental and valuation review to find attractive opportunities among these stocks. We combine that with a discipline to sell stocks quickly when we see any signs of disappointment.

We stuck to that strategy, although we did place greater emphasis on companies that would benefit from a continued, strong economy. This is where micro-cap stocks may have somewhat of an advantage during a time of international economic uncertainty. Only 40% of micro-cap companies have any foreign sales, versus about 65% of large-cap companies.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Micro Cap Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview

                               Top 5 Industries
                         -----------------------------
                         (based on 9/30/98 net assets)

  Industrial Specialty Products & Services                            12.8%
  .........................................................................
  Banks                                                               11.9%
  .........................................................................
  Building Construction & Furnishings                                 11.2%
  .........................................................................
  Information Services & Technology                                   10.0%
  .........................................................................
  Products & Services Healthcare                                       8.5%
  .........................................................................


In spite of this difficult period, did any stocks help the Fund's performance?

Yes. The top three performers in the portfolio for the year were small banking companies. CNB Financial, which is based in upstate New York, had a 62.8% return for the year. Washington Trust Bancorp, a Rhode Island banking company, had a return of 55.9%. Northern States Financial, based in Waukegan, Ill., was up 40.4% for the 12-month period.

These three banks were largely unaffected by world markets, and more directly influenced by what happens in their local economies. They all continued to have strong earnings and revenue growth. Their stocks were undervalued relative to their peers. Smaller bank stocks also continue to be helped by expectations of industry consolidation.

Among other top-performers were Stanley Furniture Co., a manufacturer of furniture for the home, and Genlyte Group, Inc., a manufacturer of commercial and home lighting fixtures. In the past 12 months, Stanley Furniture was up 29.8%, while Genlyte was up 24.6%. Both these companies benefited from strong consumer confidence, lower interest rates, and continued healthy domestic home construction spending. In addition, Genlyte's stock gained as a result of the announcement of a joint venture with one of its competitors, Thomas Industries, which should double the size of Genlyte's business and enhance its earnings.

The Fund's performance was held back by sub-par stock performance during the year from a number of larger holdings that had been strong contributors to the Fund in the past. This list includes Alcide Corp., down 67%; Badger Meter, down 39.7%; General Employment Corp., down 40.4%; and Del Laboratories, Inc., down 29.9%. None of these companies has any significant profitability or growth concerns on the horizon. Alcide Corp. continues to be a leading pioneer in anti-microbial inventions, particularly in areas of food safety. Badger Meter is continuing to develop new technologies in fluid metering devices. General Employment Enterprises continues to provide staffing services for the employment needs of the high technology sector, and Del Laboratories has enhanced and broadened its cosmetic product lines with a significant acquisition. All of these companies had positive trends in both revenues and earnings and are optimistic on their outlooks. We have viewed their underperformance as temporary, given the market's limited amplitude -- the relatively limited type of stock in favor -- and have taken their stock price declines as opportunities to selectively increase our positions to benefit from their excellent long-term prospects.


                                 Top 10 Holdings
                                 ---------------
                          (based on 9/30/98 net assets)

  First Years, Inc.                                                   2.9%
  ........................................................................
  Badger Meter, Inc.                                                  2.5%
  ........................................................................
  Hickory Tech Corp.                                                  2.3%
  ........................................................................
  Genlyte Group, Inc.                                                 2.2%
  ........................................................................
  BT Financial Corp.                                                  2.0%
  ........................................................................
  Washington Trust Bancorp, Inc.                                      2.0%
  ........................................................................
  Alcide Corp.                                                        2.0%
  ........................................................................
  SBS Technologies, Inc.                                              2.0%
  ........................................................................
  Equitrac Corp.                                                      1.8%
  ........................................................................
  Air Methods Corp.                                                   1.8%
  ........................................................................

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Micro Cap Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


Mergers and acquisitions have been an important theme in this Fund. Did this continue during the fiscal year?

The Fund continued to benefit from the long-term trend of larger companies acquiring smaller ones with strong products, distribution and franchises. Five of the Fund's holdings announced or completed acquisitions during the fiscal year. Shares of surgical laser systems-maker Laser Industries, Ltd., outsourcing services company Union Corp., chemical trucker MTL Inc., and staffing firm Personnel Management Inc. completed merger deals. This brings the total number of acquisitions completed to 95, since the Fund's inception on June 1, 1983. The average gain to the portfolio over the years is 63.3%. A pending deal for shares of Special Devices, a manufacturer of air bag initiators, is set to close soon. This transaction is for $37 cash per share, significantly over the $16.87 average cost since the Fund's purchase in February 1996.

We believe that with the economy showing signs of slowing, larger companies will seek ways to enhance their competitive positions and this should include the continued acquisition of attractive, smaller companies. We expect the merger and acquisition activity will return to a more active level, despite near-term credit and market uncertainties. Issues such as the overall pre-occupation with larger, more strategic types of deals, the "mergers of equals" and the Year 2000 computer problem may have distracted some companies in 1998. Given the values appearing in the micro-cap market due to the large declines in overall prices, we believe that the consolidation activity will accelerate in the near term, and the Fund will be poised to benefit.

What is your general outlook?

We think the outlook is largely favorable. Smaller companies have the opportunity to outperform larger companies over time because of their domestic orientation, their more efficient operations and their specialty focus. With world economies, markets and currencies under turmoil, they are clear beneficiaries, given their single-market focus. A low-interest-rate environment also should help. We believe these catalysts will spur a renewed interest in the small- and micro-cap stock sectors. While global concerns may mask the overall improvement in the performance of this sector short term, we believe the long-term investor will benefit from a compelling opportunity to get into this area at a time when the overall market disregards its attractive fundamentals. While we are disappointed with this year's absolute performance, we are optimistic the Fund is well positioned for both near- and longer-term strong, positive performance.


Funds that invest in stocks of small companies, also called small-cap stocks, involve certain risks and, therefore, may not be appropriate for all investors. Although they may offer the potential for greater long-term returns, they also may experience greater price volatility due to their limited focus on a particular industry, market, product, or service, or because they invest in smaller, less established companies.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                  Omega Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


The Fund did better than most other capital appreciation funds because of our emphasis on investing in strong companies, with records of consistent earnings growth.

                                    Portfolio
                                   Management
                                   ----------

               [PHOTO OF MAUREEN E. CULLINANE, CFA APPEARS HERE]

                            Maureen E. Cullinane, CFA
                               Tenure: April 1989


--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                          Class A  Class B   Class C  Class Y
Inception Date                            4/29/68   8/2/93   8/2/93   1/13/97
 ...............................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                   -0.53%   -1.04%    2.80%     n/a
 ................................................................................
1 year w/o sales charge                     4.43%    3.64%    3.73%    4.67%
 ................................................................................
3 years                                    12.46%   12.55%   13.33%      --
 ................................................................................
5 years                                    11.24%   11.07%   11.37%      --
 ................................................................................
10 years                                   16.08%      --       --       --
 ................................................................................
Since Inception                            12.94%   13.19%   13.34%   13.44%
 ................................................................................
Maximum Sales Charge                        4.75%    5.00%    1.00%     n/a
                                         Front End   CDSC     CDSC
 ................................................................................
12-month capital gain distributions
per share                                  $2.13    $2.13    $2.13    $2.13
 ................................................................................
*Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

           Date          CPI          S&P 500      Class A
           ----          ---          -------      -------
         9/30/88      $ 10,000       $ 10,000      $  9,525
         9/30/89      $ 10,434       $ 13,301      $ 12,770
         9/30/90      $ 11,077       $ 12,071      $ 12,030
         9/30/91      $ 11,452       $ 15,834      $ 17,564
         9/30/92      $ 11,795       $ 17,583      $ 18,588
         9/30/93      $ 12,112       $ 19,869      $ 24,832
         9/30/94      $ 12,471       $ 20,602      $ 23,285
         9/30/95      $ 12,788       $ 26,730      $ 29,742
         9/30/96      $ 13,172       $ 32,165      $ 33,591
         9/30/97      $ 13,456       $ 45,175      $ 42,527
         9/30/98      $ 13,656       $ 49,261      $ 44,409


Comparison of a $10,000 investment in Evergreen Omega Fund Class A, versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The Standard & Poor's 500 Index is an unmanaged index of 500 publicly-traded U.S. stocks and is often used as an indicator of the performance of the overall stock market.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                  Omega Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


How did the Fund perform?

The Omega Fund substantially outperformed its competitive group of mutual funds with similar objectives, although it trailed the S&P 500 Index. For the 12 months ended September 30, 1998, the Fund's Class Y shares had a total return of 4.67%. Class A, B, and C shares had total returns of 4.43%, 3.64%, and 3.73%, respectively, unadjusted for any sales charges. During the same 12-month period, the average capital appreciation fund had a return of -2.89%, as measured by Lipper Analytical Services, Inc., an independent monitor of mutual fund performance, while the overall S&P 500 Index had an average return of 9.05%.

The Fund did better than most other capital appreciation funds because of our emphasis on investing in strong companies, with records of consistent earnings growth. The Fund's portfolio is dominated by these companies. In addition, the Omega Fund's diversified approach includes stocks of all sizes of companies, while the typical capital appreciation fund tends to have a higher concentration in the mid-cap and small-cap areas. We had only a very small representation in small company stocks, so we avoided the debacle in that market. At the same time, the Fund trailed the S&P 500 because the index is dominated by the large company stocks, which clearly were the most popular stocks during the 12 months. The S&P 500 also includes some defensive industries, such as utilities, in which we typically do not invest because they don't provide enough growth potential.


                                    Portfolio
                                 Characteristics
                                 ---------------

  Total Net Assets                                                 $284,611,203
  .............................................................................
  Number of Holdings                                                         56
  .............................................................................
  Beta                                                                     1.06
  .............................................................................
  P/E Ratio                                                               33.2x
  .............................................................................


What was the investment environment like during the period?

The first nine months of the fiscal year, from October through June, were generally favorable. We had a continuation of moderate growth, stable-to-declining interest rates and very little inflation; stocks did very well.

Then, in the final three months, the market corrected as the Asian currency and financial crisis of last year rippled throughout world markets. Investors became worried that corporate earnings would come under pressure because of a global economic slowdown. U.S. companies could be affected because they may face more competition from foreign companies in the U.S., and would have a more difficult time selling internationally. Investors also worried there would be a credit crunch, because banks would not provide sufficient loans for the growth plans of companies. The Federal Reserve Board has been lowering short-term interest rates to address this problem, but investors remain concerned.

The extremely high valuations of stock prices -- after more than two years of very strong performance -- also contributed to the correction. In previous reports, we warned that the market could not sustain the performance it had been enjoying. We were beginning to see signs of euphoria and over-confidence about the market. It was inevitable that it would end, and it did because the valuations were too high, and they had to correct.

The combination of two factors -- investors expecting slower earnings' growth and lowering the price/earnings multiple they were willing to pay for growth -- created a double whammy. The result was a significant correction. International stocks and small company stocks have been in their own bear markets, and we have seen the crack in the market for large company stocks. To date, the price of the average stock on the New York Stock Exchange declined more than 35% from its high.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                  Omega Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                Top 5 Industries
                          -----------------------------
                          (based on 9/30/98 net assets)

  Information Services & Technology                                   16.8%
  .........................................................................
  Pharmaceuticals                                                     16.7%
  .........................................................................
  Healthcare Products & Services                                      11.8%
  .........................................................................
  Publishing, Broadcasting & Entertainment                             8.6%
  .........................................................................
  Finance & Insurance                                                  7.2%
  .........................................................................


At the end of the fiscal year, you had a heavy emphasis on consumer staples stocks, at 28.5% of net assets. What was your strategy?

Most of that 28.5% allocation was in the pharmaceutical and health care industries, which generally have very consistent records of earnings growth. The fundamental characteristics of the drug industry are very strong. After years of research, many new drugs are now being introduced to the market and the aging population in the U.S. is building demand for these products. Among the pharmaceutical companies in the portfolio were Pfizer, Warner-Lambert and Schering-Plough. In healthcare equipment, we held Medtronic, a manufacturer of pacemakers and other implantable devices. Other healthcare-related investments include Health Management Associates (HMA), a hospital management company; Cardinal Health, a drug distribution company; and IMS Health, which provides pharmaceutical companies with important information regarding sales and market share.

The pharmaceutical stocks also tended to be the performance leaders for the Omega Fund. Pfizer, Pharmacia & Upjohn, Schering-Plough and Warner Lambert all contributed to the Fund's performance.

What other steps did you take?

We increased our investments among better-quality, industry-leading technology companies, which continued to post good earnings reports. Our holdings include companies like Microsoft, EMC, Intel and Cisco Systems.

We have reduced our holdings in financial services, particularly since June, reducing the weighting from about 13% to about 7%. After being one of the market leaders for the past few years, the banking industry was affected by fears of a credit crunch and a slowing economy, as well as by currency trading losses and loans to foreign companies. We saw reductions in earnings growth projections in the financial services sector and eliminated from the portfolio a number of companies, including Morgan Stanley and Travelers.

We continued to emphasize broadcasting and advertising, with about 9% of the Fund's net assets still committed there at the end of the fiscal year. Companies such as Clear Channel, CBS and Outdoor Systems, a billboard advertising company, continued to show good earnings growth. Moreover, we believe advertising spending will continue to be healthy, despite an economic slowdown, as companies fight for market position. Despite this forecast, many of the stock prices in this industry fell by more than 25% during the market correction, so we see excellent value here.

As of September 30, the amount invested in cash and cash equivalents had risen to 10% from 2% at the mid-point of the fiscal year in March. We would not characterize this as a defensive move, because we are prepared to re-invest this money as we find attractive opportunities.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                  Omega Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                 Top 10 Holdings
                         -----------------------------
                         (based on 9/30/98 net assets)

  Warner-Lambert Co.                                                  3.7%
  ........................................................................
  Schering-Plough Corp.                                               3.3%
  ........................................................................
  American Home Products Corp.                                        3.2%
  ........................................................................
  General Electric Co.                                                3.1%
  ........................................................................
  EMC Corp.                                                           2.7%
  ........................................................................
  Pfizer, Inc.                                                        2.6%
  ........................................................................
  Tyco International Ltd.                                             2.5%
  ........................................................................
  IMS Health, Inc.                                                    2.5%
  ........................................................................
  Pharmacia & Upjohn, Inc.                                            2.5%
  ........................................................................
  Microsoft Corp.                                                     2.4%
  ........................................................................


What is your outlook?

We have been through the toughest period in the market. The economy is slowing, but this slowing already is reflected in stock prices. The choppiness we have been seeing in the market probably will continue, but we believe we are close to the bottom of the correction. We see good values in the market, especially in the mid-cap and small-cap stock areas, which have been neglected by investors for a very long period. As we look toward 1999, we may see opportunities for positive performance, although we don't think it is likely we will see the market gains of 30% or more that we saw during the past three years.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Small Company Growth Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


Although performance has been disappointing, we believe that our process is sound and has the potential to lead to above-average returns over the long term.


                                    Portfolio
                                   Management
                                   ----------

                    [PHOTO OF J. GARY CRAVEN APPEARS HERE]

                                 J. Gary Craven
                              Tenure: November 1996


--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                           Class A  Class B  Class C  Class Y
Inception Date                             1/20/98  9/11/35  1/26/98  1/26/98
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                       --   -36.92%     --       --
 ................................................................................
1 year w/o sales charge                        --   -33.91%     --       --
 ................................................................................
5 years                                        --     1.50%     --       --
 ................................................................................
10 years                                       --    11.96%     --       --
 ...............................................................................
Since Inception**                          -29.70%    9.53%  -27.00%  -25.74%
 ................................................................................
Maximum Sales Charge                         4.75%    5.00%    1.00%    n/a
                                           Front End   CDSC     CDSC
 ................................................................................
12-month capital gain distributions
per share                                      --    $0.78      --
 ................................................................................
 * Adjusted for maximum sales charge.
** Represents cumulative returns for Class A, C, and Y shares; these classes opened in January 1998 and do not have annual returns yet.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          Date           CPI       Russell 2000     Class B
          ----           ---       ------------     -------
         9/30/88      $ 10,000       $ 10,000      $ 10,000
         9/30/89      $ 10,434       $ 12,149      $ 13,239
         9/30/90      $ 11,077       $  8,850      $ 10,267
         9/30/91      $ 11,452       $ 12,840      $ 17,342
         9/30/92      $ 11,795       $ 14,010      $ 18,398
         9/30/93      $ 12,112       $ 18,656      $ 28,393
         9/30/94      $ 12,471       $ 19,155      $ 28,004
         9/30/95      $ 12,788       $ 23,630      $ 38,804
         9/30/96      $ 13,172       $ 26,733      $ 39,539
         9/30/97      $ 13,456       $ 35,605      $ 46,845
         9/30/98      $ 13,656       $ 28,833      $ 30,960


Comparison of a $10,000 investment in Evergreen Small Company Growth Fund Class A, versus a similar investment in the Russell 2000 Index and the Consumer Price Index (CPI).

Russell 2000 Index is an unmanaged index of 2,000 publicly traded U.S. stocks and is often used as an indicator of the small company stock market.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Small Company Growth Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview

How did the Fund perform?

For the 12-month period ended on September 30, 1998, the Fund's Class B shares -- the original class of the Fund -- had a total return of -33.91%, unadjusted for any sales charges. During the same 12-month period, the Russell 2000 Index, a commonly used reflection of the small company stock market, had a return of -19.02%. The average return among small company stock mutual funds was -20.60%, as measured by Lipper Analytical Services, Inc., an independent monitor of mutual fund performance. Obviously, we are not satisfied with the performance of the Fund.


                                    Portfolio
                                 Characteristics
                                 ---------------

  Total Net Assets                                                $793,895,818
  ............................................................................
  Number of Holdings                                                       153
  ............................................................................
  Beta                                                                    1.22
  ............................................................................
  P/E Ratio                                                               24.0x
  ............................................................................


What factors affected the Fund's performance?

This year, unlike any other in recent memory, the larger the company, the more demand there was for its stock. The stocks of larger cap companies outperformed mid-cap companies, which in turn outperformed small-cap companies. For the majority of this year, this Fund was limited to investing in companies under $1 billion in market capitalization, which was the poorest part of the stock market in which to be invested. The Fund's investment limits were much stricter than those of many small company funds; however, the Fund's Board of Directors has recently addressed this situation. The Fund now has the ability to invest in companies of up to $2.5 billion in market capitalization. This increased latitude is important because it allows us to invest in industry leaders in emerging industries and in the growth leaders of other industries.

It's not accurate, however, to blame everything on investment restrictions; performance also was hurt by instances of poor stock selection. We have made a number of internal changes to assist the stock selection process, including enhancing our technological capabilities for monitoring and researching investment ideas. We also have made improvements in our quality review procedures for new stock analysis.

Performance also was hurt by too much emphasis in energy-related companies earlier in 1998. We had about a 7% weighting in the energy industry, which was particularly hard hit by the effects of the Asian economic crisis. We sold our energy holdings by the end of June, before the worst of the volatility in the market drove those stock prices even lower, but the earlier exposure hurt performance.

Although performance has been disappointing, we believe that our process is sound and has the potential to lead to above-average returns over the long term.

What was the investment environment like during the 12-month period?

Over the course of the year, there was increasing investor focus on the negative implications of problems that started in Asia, and then spread to Eastern Europe and then to Latin America. Concerns about a potential global economic slowdown particularly affected lower quality investments. High yield bonds, for example, underperformed Treasuries. In the stock market, by their very nature, small company stocks are lower quality than large company stocks because they have fewer financial resources and less diversified businesses. Over the entire year, investors had a clear preference for higher quality instruments, and this preference did not favor the Fund.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Small Company Growth Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                Top 5 Industries
                                ----------------
                          (based on 9/30/98 net assets)

  Information Services & Technology                                   12.7%
  .........................................................................
  Healthcare Products & Services                                       9.5%
  .........................................................................
  Banks                                                                9.4%
  .........................................................................
  Electrical Equipment & Services                                      7.5%
  .........................................................................
  Finance & Insurance                                                  6.5%
  .........................................................................


What strategies did you employ during the year?

We recognized this trend toward quality and we tried to move our portfolio to higher quality, small-capitalization companies -- those that exhibited steadiness and predictability of earnings and financial strength. These factors, however, did not have the impact on performance that we hoped because the smaller stocks in which we invested were a very difficult part of the market.

In the fourth quarter of the fiscal year -- the third quarter of the calendar year -- we bought a number of technology companies because we still see above-average earnings potential there. Specifically, we built up holdings in a number of specialized semi-conductor companies with excellent growth potential that were available at rock-bottom prices. Two good examples are Microchip, which manufactures semi-conductors for anti-lock brakes and for toasters, and Sipex, which manufactures semi-conductors used for backlighting in cellular phones and wristwatches. We also de-emphasized software companies, where, the earnings outlook has been deteriorating because corporate spending patterns are changing. The changes are, in part, a result of corporate customers trying to deal with the "Year 2000" computer problem, rather than buying new types of applications.

We continue to see strong growth potential in the telecommunications industry, but this area has been very volatile because many of the companies don't yet have a history of consistent earnings growth, so their stock price swings can be quite wide. We do believe telecommunications offers a great deal of opportunity in the future, however. One company we like is McLeod USA, a regional phone company with state-of-the-art abilities in both data and voice communications.


                                 Top 10 Holdings
                                 ---------------
                          (based on 9/30/98 net assets)

  Devry, Inc.                                                         3.0%
  ........................................................................
  Roper Industries, Inc.                                              1.9%
  ........................................................................
  Health Management Associates, Inc. Cl. A                            1.8%
  ........................................................................
  Safeguard Scientifics, Inc.                                         1.7%
  ........................................................................
  Jacor Communications, Inc.                                          1.7%
  ........................................................................
  Sipex Corp.                                                         1.6%
  ........................................................................
  Astoria Financial Corp.                                             1.6%
  ........................................................................
  Comdisco, Inc.                                                      1.6%
  ........................................................................
  Scientific Atlanta, Inc.                                            1.5%
  ........................................................................
  Corporate Express, Inc.                                             1.5%
  ........................................................................

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Small Company Growth Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


What is your outlook?

The bright side of the coin is that stock valuations are extremely low; small company stock prices are as low as they have been in 20 years relative to the overall stock market. We are nearing the point at which these valuations become compelling. Some prices are so low that companies may start to be bought out and taken private. This would provide a floor with respect to prices.

A necessary catalyst for small companies to recover is accessibility to financing. The credit crunch that developed this year has hurt the ability of companies to finance growth; however, we feel this restrictive credit environment is a temporary situation. By mid-October, the Federal Reserve Board already had cut short-term interest rates twice, which should be positive for the stock market going forward.

The key for success in the small company stock market is earnings growth. Right now, there still is fear and uncertainty about the effects of the global economic slowdown that began in Asia. We believe it is inevitable that this uncertainty will dissipate over the next six to 12 months as the impact of the economic slowdown becomes clear. At this point, the small company stock market is priced as if this impact will be very severe. With greater clarity and the very real possibility that the impact of the slowdown will be relatively mild, there is the potential for tremendous positive performance as investors regain confidence in the earnings outlooks of the companies in which we invest.

If we look back, small company stocks have substantially outperformed the overall stock market coming out of the past four economic downturns. Throughout history, small company stocks have delivered above-average returns. The bulk of these above-average returns have come in very small time periods -- months not years. The key to investing in small company stocks is to make sure you are invested during the explosive upswings that periodically occur.




Funds that invest in stocks of small companies, also called small-cap stocks, involve certain risks and, therefore, may not be appropriate for all investors. Although they may offer the potential for greater long-term returns, they also may experience greater price volatility due to their limited focus on a particular industry, market, product, or service, or because they invest in smaller, less established companies.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Stock Selector Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


We continued to use a bottom-up investment approach that combines quantitative and qualitative analysis. The fund was well diversified among various companies and economic sectors.


                                   Portfolio
                                   Management
                                   ----------

                   [PHOTO OF JOSEPH E. STOCKE APPEARS HERE]

                                Joseph E. Stocke
                              Tenure: February 1990


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 8/31/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                  Class A  Class B   Class Y
Inception Date                                    2/28/90  11/7/97   2/21/95
 ................................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                          -15.99%  -15.42%      n/a
 ...............................................................................
1 year w/o sales charge                           -11.79%  -10.44%   -11.56%
 ................................................................................
3 years                                            13.78%      --     15.90%
 ................................................................................
5 years                                            13.78%      --
 ...............................................................................
10 years                                              --       --        --
 ................................................................................
Since Inception                                    14.42%  -23.15%    19.99%
 ................................................................................
Maximum Sales Charge                                4.75%    5.00%      n/a
                                                  Front End   CDSC
 ................................................................................
Prior fiscal year dividends per share                 --       --     $0.04
 ................................................................................
Prior fiscal year capital gain
distributions per share                            $2.92    $3.24**   $2.92
 ................................................................................

* Adjusted for maximum sales charge.
**Adjusted to reflect a reverse stock split which occured on June 24, 1998.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

          Date           CPI          S&P 500       Class A
          ----           ---          -------       -------
         2/28/90      $ 10,000       $ 10,000      $  9,525
         9/30/90      $ 10,367       $  9,411      $  8,782
         9/30/91      $ 10,719       $ 12,344      $ 12,569
         9/30/92      $ 11,039       $ 13,708      $ 14,034
         9/30/93      $ 11,336       $ 15,491      $ 15,888
         9/30/94      $ 11,672       $ 16,062      $ 16,449
         9/30/95      $ 11,969       $ 20,839      $ 20,551
         9/30/96      $ 12,328       $ 25,076      $ 25,048
         9/30/97      $ 12,594       $ 35,219      $ 36,028
         9/30/98      $ 12,781       $ 38,405      $ 31,781

Comparison of a $10,000 investment in Evergreen Stock Selector Fund Class A, versus a similar investment in the S&P 500 Index, and the Consumer Price Index
(CPI).

Standard & Poor's 500 Index is an unmanaged index of 500 publicly traded U.S. stocks and is often used as an indicator of the performance of the overall stock market.

Please note that the Evergreen Stock Selector Fund has changed its fiscal year end from June 30th to September 30th. The next report for the Fund will be its semiannual report as of March 31, 1999, which will mail at the end of May 1999.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Stock Selector Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


How did the fund perform in the 12-month period ended September 30, 1998?

For the 12-month period ended September 30, 1998, Class A shares produced a total return of -11.79%, unadjusted for sales charge. For the same period, the Standard & Poor's 500 Stock Index (S&P 500) returned 7.70%.


                                    Portfolio
                                 Characteristics
                                 ---------------

  Total Net Assets                                               $441,315,494
  ...........................................................................
  Number of Holdings                                                       92
  ...........................................................................
  P/E Ratio                                                             28.1x
  ...........................................................................
  Beta                                                                   1.14
  ...........................................................................


What was the investment environment like during the period?

Economic weakness in emerging markets overshadowed the U.S. stock market during the 12 months. In October 1997, a currency and financial crisis in Asia triggered a sell-off in U.S. stocks. The market recovered quickly from the October downturn and, while stocks were volatile, they made strong gains into mid-July 1998. In August, Russia devalued its currency and the Russian economy nearly collapsed. Investors grew concerned that a similar economic fate awaited the emerging markets of Latin America. Market sentiment turned negative and investors sold their stocks. From July through September 1998, the U.S. stock market experienced its steepest quarterly decline in nearly a decade.

Why did economic problems in the emerging markets have such a strong impact on U.S. stocks?

Many U.S. companies export goods and services to emerging market countries. When these countries go into recession, they make fewer purchases, which results in a decline in revenues and profits for U.S. companies. The price of a company's stock is linked to its profit outlook, and investors tend to sell or avoid stocks of companies with poor prospective profits.

How did you manage the fund during the period?

We continued to use a bottom-up investment approach that combines quantitative and qualitative analysis. The Fund was well diversified among various companies and economic sectors. We invested in a combination of large-, mid- and small-cap stocks.

What affected the fund's performance?

About a third of the portfolio was invested in small- and mid-cap stocks. This hurt performance as investors became concerned about the international financial system and engaged in a flight to the perceived greater safety of large-cap stocks and away from small- to mid-cap stocks.

The flight to quality was the biggest issue for us; however, performance was held back by some individual stocks as well. MedPartners declined when a merger with Phycore didn't work out; Cendant's stock price was affected by overstated earnings that had to be restated downward; and Sunbeam's stock price declined when the company's sales strategy didn't work out as anticipated, and it tried to push its products through distribution channels too aggressively.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Stock Selector Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                Top 5 Industries
                                ----------------
                          (based on 9/30/98 net assets)

  Finance & Insurance                                            12.0%
  ....................................................................
  Healthcare Products & Services                                  9.7%
  ....................................................................
  Information Services & Technology                               9.6%
  ....................................................................
  Food & Beverage Products                                        7.1%
  ....................................................................
  Oil / Energy                                                    7.0%
  ....................................................................


Where did you find new opportunities?

We added Fred Meyer, a West Coast supermarket chain, to the portfolio. This company was attractive because of its low valuation and strong prospects for growth relative to its peers. Fred Meyer is consolidating some recent acquisitions, which should result in cost savings and more rapid growth. We believe the company should benefit from its focus on the northwest, where it has only modest competition and where the economy is growing more rapidly than in other parts of the U.S. We also invested in Boston Scientific, a medical products developer that specializes in cardiovascular products. Boston Scientific's stock was attractively valued, and we believe its growth should pick up dramatically as it introduces new products over the next several months. We also added American Home Products (AHP) whose stock price is among the lowest of the major pharmaceutical companies. We believe the company should also benefit from new product introductions. Finally, we boosted the Fund's position in America Online, which should benefit from the continued rapid growth of the internet; and we added to Microsoft, which is benefiting from growth in the computer industry and demand for personal computers.

Did you eliminate stocks from the portfolio?

We sold IBM, which we believed had become fully valued, and held other technology stocks in the portfolio that we believe have the potential to grow more rapidly than IBM. We reduced the Fund's position in Air Touch, a cellular phone company. A year ago, we added to our Air Touch position because we felt it was undervalued and overlooked by investors. As investors realized Air Touch's potential, the company's stock price advanced significantly and we were able to take some profits in the stock.


                                 Top 10 Holdings
                          -----------------------------
                          (based on 9/30/98 net assets)

  MCI WorldCom, Inc.                                                  4.8%
  ........................................................................
  Microsoft Corp.                                                     3.9%
  ........................................................................
  Everest Reinsurance Holdings, Inc.                                  3.7%
  ........................................................................
  Mobil Corp.                                                         3.4%
  ........................................................................
  General Electric Co.                                                3.1%
  ........................................................................
  America Online, Inc. Delaware                                       2.7%
  ........................................................................
  NationsBank Corp.                                                   2.4%
  ........................................................................
  Conseco, Inc.                                                       2.4%
  ........................................................................
  Nabisco Holdings Corp.                                              2.4%
  ........................................................................
  Fred Meyer, Inc.                                                    2.4%
  ........................................................................


What is your outlook?

Economic problems in foreign economies remain unresolved, and as a result, there is uncertainty about the impact they will have on U.S. profits and the U.S. economy. Such uncertainty will probably contribute to continued stock market volatility in the short term. Longer term, we are confident that when we get through this problem period, there will be continued growth. We encourage investors to focus on the long term when evaluating the Fund's performance. In managing the Fund, we concentrate on buying the best companies we can find at the best values. Many of these are small- and mid-cap companies, which have relatively little exposure to foreign markets, but have been out of favor with investors. When the market calms down and investors begin considering small- and mid-cap stocks again, we believe we could see some solid rebounds.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Strategic Growth Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


Strategic Growth Fund's approach includes stocks of all sizes of companies, including the large-cap stocks that have been the market leaders.




                                   Portfolio
                                  Management
                           -------------------------

                 [PHOTO OF MAUREEN E. CULLINANE APPEARS HERE]

                            Maureen E. Cullinane, CFA
                               Tenure: April 1995




--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

/1/Source: 1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S&P 500 is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                     Class A  Class B  Class C
Inception Date                                       1/20/98  9/11/35  1/22/98
 ...............................................................................
Average Annual Returns
 ................................................................................
1 year with sales charge                               --     -0.67%     --
 ................................................................................
1 year w/o sales charge                                --      3.87%     --
 ................................................................................
3 years                                                --     16.12%     --
 ................................................................................
5 years                                                --     13.50%     --
 ................................................................................
10 years                                               --     14.84%     --
 ................................................................................
Since Inception**                                     0.99%   11.44%    3.11%
 ...............................................................................
Maximum Sales Charge                                  4.75%    5.00%    1.00%
                                                    Front End   CDSC     CDSC
 ................................................................................
12-month capital gain distributions
per share                                              --     $1.32      --
 ...............................................................................
*  Adjusted for maximum sales charge.
** Represents cumulative returns for Class A and C shares; these classes opened in January 1998 and do not have annual returns yet.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                Date          CPI         S&P500        Class B
              -------      --------      --------      --------
              9/30/88      $ 10,000      $ 10,000      $ 10,000
              9/30/89      $ 10,434      $ 13,301      $ 12,870
              9/30/90      $ 11,077      $ 12,071      $ 11,276
              9/30/91      $ 11,452      $ 15,834      $ 15,387
              9/30/92      $ 11,795      $ 17,583      $ 16,266
              9/30/93      $ 12,112      $ 19,869      $ 20,963
              9/30/94      $ 12,471      $ 20,602      $ 21,047
              9/30/95      $ 12,788      $ 26,730      $ 25,010
              9/30/96      $ 13,172      $ 32,165      $ 27,354
              9/30/97      $ 13,456      $ 45,175      $ 38,386
              9/30/98      $ 13,656      $ 49,261      $ 39,908

Comparison of a $10,000 investment in Evergreen Strategic Growth Fund Class B, versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

Standard & Poor's 500 Index is an unmanaged index of 500 publicly traded U.S. stocks and is often used as an indicator of the performance of the overall stock market.

-------------------------------------------------------------------------------
                                   EVERGREEN
                             Strategic Growth Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


How did the Fund perform?

For the 12 months ended September 30, 1998, the Evergreen Strategic Growth Fund's Class B shares had a total return of 3.87%, unadjusted for any sales charges. The average growth fund had a return of -1.44%, as measured by Lipper Analytical Services, Inc., an independent monitor of mutual fund performance. During the same 12-month period, the overall S&P 500 Index had an average return of 9.05%.

As you can see, the Fund outperformed its competitive group of mutual funds, while it trailed the S&P 500. The Fund did better than most other growth funds because of our emphasis on investing in strong companies with records of consistent earnings growth. Strategic Growth Fund's approach includes stocks of all sizes of companies, including the large-cap stocks that have been the market leaders. We tended to have minimal investments in small company stocks recently, because they have experienced a severe downturn. The Fund underperformed the S&P 500 because the index is dominated by the large company stocks, which clearly were the most popular stocks during the 12 months.



                                    Portfolio
                                 Characteristics
                                 ---------------

  Total Net Assets                                               $836,766,397
  ...........................................................................
  Number of Holdings                                                       62
  ...........................................................................
  Beta                                                                   1.05
  ...........................................................................
  P/E Ratio                                                             32.4x
  ...........................................................................


What was the investment environment like during the period?

The first nine months of the fiscal year, from October 1997 through June 1998, were generally favorable. We had a continuation of moderate growth, stable-to-declining interest rates and very little inflation; stocks did very well.

Then, in the final three months, the market corrected as the Asian currency and financial crisis of last year rippled throughout world markets. Investors became worried that corporate earnings would come under pressure because of a global economic slowdown. U.S. companies could be affected because they may face more competition from foreign companies in the U.S., and would have a more difficult time selling internationally. Investors also worried that there would be a credit crunch, because banks would not provide sufficient loans for the growth-plans of companies. The Federal Reserve Board has been lowering short-term interest rates to address this problem, but investors remain concerned.

The extremely high valuations of stock prices -- after more than two years of very strong performance -- also contributed to the correction. In previous reports, we warned that the market could not sustain the performance it had been enjoying. We were beginning to see signs of euphoria and over-confidence about the market. It was inevitable that it would end, and it did, because the valuations were too high and they had to correct.

The combination of two factors -- investors expecting slower earnings' growth and lowering the price/earnings multiple they were willing to pay for growth -- created a double whammy. The result was a significant correction. International stocks and small company stocks have been in their own bear markets, and we have seen the crack in the market for large company stocks. To date, the price of the average stock on the New York Stock Exchange declined more than 35% from its high.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Strategic Growth Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


At the beginning of the fiscal year, the Fund's two largest areas of emphasis were healthcare and financial services. Has this changed?

We continue to have a heavy weighting in pharmaceutical and healthcare companies, which comprised more than 27% of the portfolio at the end of the fiscal year. The pharmaceutical and health care industries, in general, have very consistent records of earnings growth. The fundamental characteristics of the drug industry, in particular, are very strong. After years of research, many new drugs are now being introduced to the market, and the aging of the population in the U.S. is building demand for these products. Among the pharmaceutical companies in the portfolio were Pfizer, Warner-Lambert, and Schering-Plough. In healthcare equipment, we held Medtronic, a manufacturer of pacemakers and other implantable devices. Other healthcare-related investments include Health Management Associates (HMA), a hospital management company; Cardinal Health, a drug distribution company and IMS Health, which provides pharmaceutical companies with important information regarding sales and market share.

We have reduced our holdings in financial services, particularly since June. After being one of the market leaders for the past few years, the banking industry was affected by fears of a credit crunch and a slowing economy, as well as by trading losses and loans to foreign companies. We saw reductions in earnings growth projections in the financial services sector, and eliminated a number of companies, including J.P. Morgan and Travelers.



                                Top 5 Industries
                                ----------------
                          (based on 9/30/98 net assets)

  Information Services & Technology                                   15.5%
  .........................................................................
  Healthcare Products & Services                                      13.7%
  .........................................................................
  Pharmaceuticals                                                     13.7%
  .........................................................................
  Oil / Energy                                                         9.2%
  .........................................................................
  Publishing, Broadcasting & Entertainment                             8.8%
  .........................................................................


What other areas have you emphasized?

We stepped up our investments among better-quality, industry-leading technology companies, which continued to post good earnings reports. Our holdings include companies like Microsoft, EMC, Intel and Cisco Systems.

We continued to emphasize broadcasting and advertising, with about 9% of the Fund's net assets still committed there at the end of the fiscal year. Companies such as Clear Channel and CBS continued to show good earnings growth. Moreover, we believe advertising spending will continue to be healthy, despite an economic slowdown, as companies fight for market position. Despite this forecast, many of the stock prices in this industry fell by more than 25% during the market correction, so we see excellent value here.

We also have maintained a position -- about 9% of net assets at the end of the fiscal year -- in energy companies. We increased the emphasis somewhat when it appeared that oil prices might rise again. Our major positions are in leading international oil companies such as AMOCO, Mobil, Unocal and Exxon. These companies have been relatively attractive on a total return basis, with their healthy dividend yields adding to any potential price gains.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Strategic Growth Fund
--------------------------------------------------------------------------------

                          Portfolio Manager Interview


At the end of the period, the amount invested in cash and cash equivalents had risen to 8% from 3% at the mid-point of the fiscal year in March. We would not characterize this as a defensive move, because we are prepared to re-invest this money as we find attractive opportunities.



                                 Top 10 Holdings
                                 ---------------
                          (based on 9/30/98 net assets)

  Warner-Lambert Co.                                                  3.4%
  ........................................................................
  General Electric Co.                                                3.4%
  ........................................................................
  Schering-Plough Corp.                                               3.2%
  ........................................................................
  American Home Products Corp.                                        3.2%
  ........................................................................
  Pfizer, Inc.                                                        2.8%
  ........................................................................
  EMC Corp.                                                           2.8%
  ........................................................................
  Microsoft Corp.                                                     2.5%
  ........................................................................
  Pharmacia & Upjohn, Inc.                                            2.4%
  ........................................................................
  International Business Machines Corp.                               2.1%
  ........................................................................
  Time Warner, Inc.                                                   2.1%
  ........................................................................


What is your outlook?

We think we have been through the toughest period in the market. The economy is slowing, but this slowdown already is reflected in stock prices. The choppiness we have been seeing in the market probably will continue, but we believe we are close to the bottom of the correction. We see good values in the market, especially in areas like mid-cap stocks, which have been neglected by investors for a very long period. As we look toward 1999, we see many opportunities for positive performance, although we do not expect to see the market gains of 30% or more that we saw during the past three years.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Aggressive Growth Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                  Year Ended September 30,               Year Ended October 31,
                          ----------------------------------------     --------------------------
                            1998       1997      1996     1995*(a)      1994 (a)       1993 (a)
-------------------------------------------------------------------------------------------------
CLASS A SHARES
-------------------------------------------------------------------------------------------------
NET ASSET VALUE
 BEGINNING OF YEAR        $  23.48   $  21.04   $ 17.37   $ 13.85      $     14.44    $     11.76
                          --------   --------   -------   -------      -----------    -----------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income        (0.25)#    (0.21)#   (0.15)    (0.16)           (0.13)#        (0.12)#
Net realized and
 unrealized gains or
 losses on securities        (1.12)      2.65      4.46      3.68            (0.22)          3.06
                          --------   --------   -------   -------      -----------    -----------
Total from investment
 operations                  (1.37)      2.44      4.31      3.52            (0.35)          2.94
                          --------   --------   -------   -------      -----------    -----------
LESS DISTRIBUTIONS
From net realized gain
 on securities               (0.85)         0     (0.64)        0            (0.24)         (0.26)
                          --------   --------   -------   -------      -----------    -----------
Total distributions          (0.85)         0     (0.64)        0            (0.24)         (0.26)
                          --------   --------   -------   -------      -----------    -----------
NET ASSET VALUE END OF
 YEAR                     $  21.26   $  23.48   $ 21.04   $ 17.37      $     13.85    $     14.44
                          --------   --------   -------   -------      -----------    -----------
TOTAL RETURN+                (5.93%)    11.60%    25.62%    25.42%           (2.42%)        25.31%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF YEAR
 (THOUSANDS)              $137,776   $173,982   $96,608   $70,858          $64,635        $58,053
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses               1.33%      1.26%     1.22%     1.47%++          1.25%          1.31%
 Total expenses,
  excluding indirectly
  paid expenses               1.32%      1.25%      N/A       N/A              N/A            N/A
 Net investment income       (1.14%)    (1.05%)   (0.86%)   (1.12%)++        (0.92%)        (0.92%)
PORTFOLIO TURNOVER RATE         22%        56%       33%       31%              59%            48%

                                           Year Ended September 30,
                                      ------------------------------------
                                       1998      1997      1996     1995**
--------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR     $ 23.18   $ 20.89   $ 17.35   $15.82
                                      -------   -------   -------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                   (0.41)#   (0.37)#   (0.16)   (0.03)
Net realized and unrealized gains or
 losses on securities                   (1.14)     2.66      4.34     1.56
                                      -------   -------   -------   ------
Total from investment operations        (1.55)     2.29      4.18     1.53
                                      -------   -------   -------   ------
LESS DISTRIBUTIONS
From net realized gain on securities    (0.85)        0     (0.64)       0
                                      -------   -------   -------   ------
Total distributions                     (0.85)        0     (0.64)       0
                                      -------   -------   -------   ------
NET ASSET VALUE END OF YEAR           $ 20.78   $ 23.18   $ 20.89   $17.35
                                      -------   -------   -------   ------
TOTAL RETURN+                           (6.82%)   10.96%    24.88%    9.67%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF YEAR (THOUSANDS)    $36,301   $41,167   $21,644   $2,858
RATIOS TO AVERAGE NET ASSETS:
 Total expenses                          2.08%     2.02%     1.98%    2.09%++
 Total expenses, excluding indirectly
  paid expenses                          2.07%     2.01%      N/A      N/A
 Net investment income                  (1.88%)   (1.80%)   (1.60%)  (1.71%)++
PORTFOLIO TURNOVER RATE                    22%       56%       33%      31%

+   Excluding sales charges.
++  Annualized.
* For the eleven-month period ended September 30, 1995. The fund changed its fiscal year end from October 31 to September 30, effective September 30, 1995.
** For the period from July 7, 1995 (commencement of class operations) to September 30, 1995.
# Net investment income is based on average shares outstanding during the period.
(a) Effective June 30, 1995, Evergreen Aggressive Growth Fund, a new series of Evergreen Trust, acquired substantially all of the net assets of ABT Emerg-ing Growth Fund. ABT Emerging Growth Fund, which had a fiscal year that ended on October 31 was the accounting survivor in the combination. Accord-ingly, the information above includes the result of operations of ABT Emerging Growth Fund prior to June 30, 1995.


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Aggressive Growth Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                            Year Ended September 30,
                                        ---------------------------------
                                         1998     1997     1996    1995*
----------------------------------------------------------------------------
 CLASS C SHARES
----------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR      $23.16   $20.88   $17.31   $16.42
                                        ------   ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                   (0.41)#  (0.36)#  (0.15)   (0.01)
 Net realized and unrealized gains or
  losses on securities                   (1.15)    2.64     4.36     0.90
                                        ------   ------   ------   ------
 Total from investment operations        (1.56)    2.28     4.21     0.89
                                        ------   ------   ------   ------
 LESS DISTRIBUTIONS
 From net realized gain on securities    (0.85)       0    (0.64)       0
                                        ------   ------   ------   ------
 Total distributions                     (0.85)       0    (0.64)       0
                                        ------   ------   ------   ------
 NET ASSET VALUE END OF YEAR            $20.75   $23.16   $20.88   $17.31
                                        ------   ------   ------   ------
 TOTAL RETURN+                           (6.87%)  10.92%   25.11%    5.42%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (THOUSANDS)     $2,570   $3,992   $  991   $  416
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                          2.08%    2.02%    1.96%    2.09%++
  Total expenses, excluding indirectly
   paid expenses                          2.07%    2.01%     N/A      N/A
  Net investment income                  (1.88%)  (1.80%)  (1.57%)  (1.51%)++
 PORTFOLIO TURNOVER RATE                    22%      56%      33%      31%

                                              Year Ended September 30,
                                        ------------------------------------
                                         1998      1997      1996     1995**
--------------------------------------------------------------------------------
 CLASS Y SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR      $ 23.57   $ 21.09   $ 17.38   $15.79
                                        -------   -------   -------   ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                    (0.20)#   (0.17)#   (0.06)   (0.01)
 Net realized and unrealized gains or
  losses on securities                    (1.06)     2.65      4.41     1.60
                                        -------   -------   -------   ------
 Total from investment operations         (1.26)     2.48      4.35     1.59
                                        -------   -------   -------   ------
 LESS DISTRIBUTIONS
 From net realized gain on securities     (0.85)        0     (0.64)       0
                                        -------   -------   -------   ------
 Total distributions                      (0.85)        0     (0.64)       0
                                        -------   -------   -------   ------
 NET ASSET VALUE END OF YEAR            $ 21.46   $ 23.57   $ 21.09   $17.38
                                        -------   -------   -------   ------
 TOTAL RETURN                             (5.43%)   11.76%    25.84%   10.07%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (THOUSANDS)     $28,314   $44,384   $25,918   $1,889
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                           1.08%     1.01%     0.97%    1.08%++
  Total expenses, excluding indirectly
   paid expenses                           1.07%     1.00%      N/A      N/A
  Net investment income                   (0.89%)   (0.78%)   (0.60%)  (0.71%)++
 PORTFOLIO TURNOVER RATE                     22%       56%       33%      31%

+  Excluding sales charges.
++ Annualized.
* For the period from August 3, 1995 (commencement of class operations) to September 30, 1995.
** For the period from July 11, 1995 (commencement of class operations) to
   September 30, 1995.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                 Year Ended September 30,
                                             -------------------------------
                                              1998     1997    1996   1995*
--------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR           $22.96   $17.64  $15.55  $11.97
                                             ------   ------  ------  ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                         0.06#    0.11#   0.12    0.01
 Net realized and unrealized gains or
  losses on securities                        (1.31)    5.71    2.61    3.57
                                             ------   ------  ------  ------
 Total from investment operations             (1.25)    5.82    2.73    3.58
                                             ------   ------  ------  ------
 LESS DISTRIBUTIONS
 From net investment income                   (0.10)   (0.09)  (0.06)      0
 From net realized gain on securities         (0.50)   (0.41)  (0.58)      0
                                             ------   ------  ------  ------
 Total distributions                          (0.60)   (0.50)  (0.64)      0
                                             ------   ------  ------  ------
 NET ASSET VALUE END OF YEAR                 $21.11   $22.96  $17.64  $15.55
                                             ------   ------  ------  ------
 TOTAL RETURN+                                (5.59%)  33.72%  18.07%  29.91%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (MILLIONS)           $  183   $  161  $   87  $   29
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                               1.44%    1.40%   1.45%   1.70%++
  Total expenses, excluding fee waivers and
   expense reimbursements                       N/A      N/A     N/A    1.75%++
  Net investment income                        0.24%    0.58%   0.63%   0.13%++
 PORTFOLIO TURNOVER RATE                          7%      12%     15%     19%

                                             Year Ended September 30,
                                         ---------------------------------
                                          1998     1997     1996    1995*
--------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR       $22.69   $17.49   $15.48   $11.97
                                         ------   ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                    (0.12)#  (0.03)#  (0.03)   (0.02)
 Net realized and unrealized gains or
  losses on securities                    (1.25)    5.64     2.64     3.53
                                         ------   ------   ------   ------
 Total from investment operations         (1.37)    5.61     2.61     3.51
                                         ------   ------   ------   ------
 LESS DISTRIBUTIONS
 From net investment income                   0        0    (0.02)       0
 From net realized gain on securities     (0.50)   (0.41)   (0.58)       0
                                         ------   ------   ------   ------
 Total distributions                      (0.50)   (0.41)   (0.60)       0
                                         ------   ------   ------   ------
 NET ASSET VALUE END OF YEAR             $20.82   $22.69   $17.49   $15.48
                                         ------   ------   ------   ------
 TOTAL RETURN+                            (6.18%)  32.69%   17.29%   29.32%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (MILLIONS)       $  624   $  503   $  254   $   74
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                           2.19%    2.15%    2.18%    2.32%++
  Total expenses, excluding fee waivers
   and expense reimbursements               N/A      N/A      N/A     2.34%++
  Net investment income                   (0.50%)  (0.16%)  (0.10%)  (0.48%)++
 PORTFOLIO TURNOVER RATE                      7%      12%      15%      19%

+  Excluding sales charges.
++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                              Year Ended September 30,
                                         ---------------------------------
                                          1998     1997     1996    1995*
--------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR       $22.66   $17.47   $15.48   $11.97
                                         ------   ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                    (0.11)#  (0.04)#      0    (0.01)
 Net realized and unrealized gains or
  losses on securities                    (1.26)    5.64     2.61     3.52
                                         ------   ------   ------   ------
 Total from investment operations         (1.37)    5.60     2.61     3.51
                                         ------   ------   ------   ------
 LESS DISTRIBUTIONS
 From net investment income                   0        0    (0.04)       0
 From net realized gain on securities     (0.50)   (0.41)   (0.58)       0
                                         ------   ------   ------   ------
 Total distributions                      (0.50)   (0.41)   (0.62)       0
                                         ------   ------   ------   ------
 NET ASSET VALUE END OF YEAR             $20.79   $22.66   $17.47   $15.48
                                         ------   ------   ------   ------
 TOTAL RETURN+                            (6.19%)  32.67%   17.29%   29.32%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (MILLIONS)       $   13   $    9   $    6   $    2
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                           2.19%    2.16%    2.14%    2.12%++
  Total expenses, excluding fee waivers
   and expense reimbursements               N/A      N/A     2.38%    5.31%++
  Net investment income                   (0.50%)  (0.18%)  (0.07%)  (0.31%)++
 PORTFOLIO TURNOVER RATE                      7%      12%      15%      19%

                                              Year Ended September 30,
                                       ---------------------------------------
                                        1998     1997    1996    1995    1994
--------------------------------------------------------------------------------
 CLASS Y SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR     $23.07   $17.71  $15.59  $14.62  $14.46
                                       ------   ------  ------  ------  ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                   0.12#    0.16#   0.24    0.10    0.07
 Net realized and unrealized gains or
  losses on securities                  (1.30)    5.73    2.55    3.10    0.79
                                       ------   ------  ------  ------  ------
 Total from investment operations       (1.18)    5.89    2.79    3.20    0.86
                                       ------   ------  ------  ------  ------
 LESS DISTRIBUTIONS
 From net investment income             (0.14)   (0.12)  (0.09)  (0.07)  (0.09)
 From net realized gain on securities   (0.50)   (0.41)  (0.58)  (2.16)  (0.61)
                                       ------   ------  ------  ------  ------
 Total distributions                    (0.64)   (0.53)  (0.67)  (2.23)  (0.70)
                                       ------   ------  ------  ------  ------
 NET ASSET VALUE END OF YEAR           $21.25   $23.07  $17.71  $15.59  $14.62
                                       ------   ------  ------  ------  ------
 TOTAL RETURN                           (5.25%)  34.08%  18.43%  26.79%   6.16%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (MILLIONS)     $1,028   $1,104  $  841  $  612  $  526
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                         1.18%    1.15%   1.15%   1.16%   1.13%
  Interest expense                        N/A      N/A     N/A    0.06%   0.09%
  Net investment income                  0.49%    0.80%   0.93%   0.53%   0.40%
 PORTFOLIO TURNOVER RATE                    7%      12%     15%     19%     19%

+  Excluding sales charges.
++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Micro Cap Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                          Year Ended September 30,
                                         ---------------------------------
                                          1998     1997     1996    1995*
--------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR       $26.68   $17.31   $18.41   $15.76
                                         ------   ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                    (0.24)#  (0.15)#  (0.10)   (0.10)
 Net realized and unrealized gains or
  losses on securities                    (5.17)    9.52    (0.44)    2.75
                                         ------   ------   ------   ------
 Total from investment operations         (5.41)    9.37    (0.54)    2.65
                                         ------   ------   ------   ------
 LESS DISTRIBUTIONS
 From net realized gain on securities     (1.39)       0    (0.56)       0
                                         ------   ------   ------   ------
 Total distributions                      (1.39)       0    (0.56)       0
                                         ------   ------   ------   ------
 NET ASSET VALUE END OF YEAR             $19.88   $26.68   $17.31   $18.41
                                         ------   ------   ------   ------
 TOTAL RETURN+                           (21.49%)  54.13%   (2.90%)  16.81%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (THOUSANDS)      $4,741   $2,438   $  903   $1,089
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                           1.64%    1.79%    1.73%    1.51%++
  Interest expense                         0.03%    0.02%    0.02%     N/A
  Total expenses, excluding indirectly
   paid expenses                           1.63%    1.78%     N/A      N/A
  Total expenses, excluding fee waivers
   and expense reimbursements               N/A      N/A     3.08%    4.33%++
  Net investment income                   (0.95%)  (0.73%)  (0.52%)  (1.03%)++
 PORTFOLIO TURNOVER RATE                     47%      59%     160%      84%

                                              Year Ended September 30,
                                         ---------------------------------
                                          1998     1997     1996    1995*
--------------------------------------------------------------------------------
 CLASS B SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR       $26.14   $17.07   $18.30   $15.76
                                         ------   ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                    (0.42)#  (0.28)#  (0.25)   (0.20)
 Net realized and unrealized gains or
  losses on securities                    (5.02)    9.35    (0.42)    2.74
                                         ------   ------   ------   ------
 Total from investment operations         (5.44)    9.07    (0.67)    2.54
                                         ------   ------   ------   ------
 LESS DISTRIBUTIONS
 From net realized gain on securities     (1.39)       0    (0.56)       0
                                         ------   ------   ------   ------
 Total distributions                      (1.39)       0    (0.56)       0
                                         ------   ------   ------   ------
 NET ASSET VALUE END OF YEAR             $19.31   $26.14   $17.07   $18.30
                                         ------   ------   ------   ------
 TOTAL RETURN+                           (22.07%)  53.13%   (3.64%)  16.12%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (THOUSANDS)      $4,236   $1,713   $1,461   $2,020
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                           2.38%    2.59%    2.47%    2.26%++
  Interest expense                         0.03%    0.02%    0.02%     N/A
  Total expenses, excluding indirectly
   paid expenses                           2.37%    2.58%     N/A      N/A
  Total expenses, excluding fee waivers
   and expense reimbursements               N/A      N/A     3.26%    3.66%++
  Net investment income                   (1.70%)  (1.44%)  (1.28%)  (1.77%)++
 PORTFOLIO TURNOVER RATE                     47%      59%     160%      84%

+  Excluding sales charges.
++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Micro Cap Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                             Year Ended September 30,
                                         ---------------------------------
                                          1998     1997     1996    1995*
--------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------
 NET ASSET VALUE BEGINNING OF YEAR       $26.16   $17.09   $18.31   $15.76
                                         ------   ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                    (0.43)#  (0.25)#  (0.35)   (0.20)
 Net realized and unrealized gains or
  losses on securities                    (5.01)    9.32    (0.31)    2.75
                                         ------   ------   ------   ------
 Total from investment operations         (5.44)    9.07    (0.66)    2.55
                                         ------   ------   ------   ------
 LESS DISTRIBUTIONS
 From net realized gain on securities     (1.39)       0    (0.56)       0
                                         ------   ------   ------   ------
 Total distributions                      (1.39)       0    (0.56)       0
                                         ------   ------   ------   ------
 NET ASSET VALUE END OF YEAR             $19.33   $26.16   $17.09   $18.31
                                         ------   ------   ------   ------
 TOTAL RETURN+                           (22.05%)  53.07%   (3.58%)  16.18%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR (THOUSANDS)      $3,093   $  261   $   27   $   62
 RATIOS TO AVERAGE NET ASSETS:
  Total expenses                           2.39%    2.56%    2.44%    2.25%++
  Interest expense                         0.03%    0.02%    0.02%     N/A
  Total expenses, excluding indirectly
   paid expenses                           2.38%    2.55%     N/A      N/A
  Total expenses, excluding fee waivers
   and expense reimbursements               N/A      N/A    32.28%   41.34%++
  Net investment income                   (1.71%)  (1.50%)  (1.35%)  (1.76%)++
 PORTFOLIO TURNOVER RATE                     47%      59%     160%      84%

                                    Year Ended September 30,
                           -----------------------------------------------      Year Ended
                            1998      1997      1996      1995     1994**      May 31, 1994
-------------------------------------------------------------------------------------------
 CLASS Y SHARES
-------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF YEAR        $ 26.83   $ 17.35   $ 18.42   $ 21.74   $ 21.20       $ 20.87
                           -------   -------   -------   -------   -------       -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income       (0.18)#   (0.09)#   (0.08)    (0.23)    (0.05)        (0.07)
 Net realized and
  unrealized gains or
  losses on securities       (5.21)     9.57     (0.43)     0.59      0.59          1.67
                           -------   -------   -------   -------   -------       -------
 Total from investment
  operations                 (5.39)     9.48     (0.51)     0.36      0.54          1.60
                           -------   -------   -------   -------   -------       -------
 LESS DISTRIBUTIONS
 From net realized gain
  on securities              (1.39)        0     (0.56)    (3.68)        0         (1.27)
                           -------   -------   -------   -------   -------       -------
 Total distributions         (1.39)        0     (0.56)    (3.68)        0         (1.27)
                           -------   -------   -------   -------   -------       -------
 NET ASSET VALUE END OF
  YEAR                     $ 20.05   $ 26.83   $ 17.35   $ 18.42   $ 21.74       $ 21.20
                           -------   -------   -------   -------   -------       -------
 TOTAL RETURN               (21.28%)   54.64%    (2.73%)    4.76%     2.55%         7.64%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR
  (THOUSANDS)              $39,112   $50,732   $39,622   $64,721   $99,340       $96,357
 RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses              1.40%     1.59%     1.55%     1.36%     1.37%++       1.26%
  Interest expense            0.03%     0.02%     0.02%      N/A       N/A           N/A
  Total expenses,
   excluding indirectly
   paid expenses              1.39%     1.58%      N/A       N/A       N/A           N/A
  Total expenses,
   excluding fee waivers
   and expense
   reimbursements              N/A       N/A      1.60%      N/A       N/A           N/A
  Net investment income      (0.70%)   (0.45%)   (0.38%)   (0.87%)   (0.70%)++     (0.33%)
 PORTFOLIO TURNOVER RATE        47%       59%      160%       84%       36%           89%

+  Excluding sales charges.
++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.
** For the four-month period ended September 30, 1994. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1994. # Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                                  Omega Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Year Ended
                              September 30,              Year Ended December 31,
                           -------------------     --------------------------------------
                             1998      1997*         1996       1995     1994      1993
--------------------------------------------------------------------------------------------
 CLASS A SHARES
--------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF YEAR        $  22.69   $  19.52     $  19.56   $  15.54  $ 17.11   $ 15.84
                           --------   --------     --------   --------  -------   -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income        (0.09)#    (0.03)#      (0.06)         0     0.04     (0.07)
 Net realized and
  unrealized gains or
  losses on securities         1.03       4.05         2.15       5.58    (1.00)     3.07
                           --------   --------     --------   --------  -------   -------
 Total from investment
  operations                   0.94       4.02         2.09       5.58    (0.96)     3.00
                           --------   --------     --------   --------  -------   -------
 LESS DISTRIBUTIONS
 From net realized gain
  on securities               (2.13)     (0.85)       (2.13)     (1.56)   (0.61)    (1.73)
                           --------   --------     --------   --------  -------   -------
 Total distributions          (2.13)     (0.85)       (2.13)     (1.56)   (0.61)    (1.73)
                           --------   --------     --------   --------  -------   -------
 NET ASSET VALUE END OF
  YEAR                     $  21.50   $  22.69     $  19.52   $  19.56  $ 15.54   $ 17.11
                           --------   --------     --------   --------  -------   -------
 TOTAL RETURN+                 4.43%     21.45%       11.31%     36.94%   (5.66%)   19.33%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR
  (THOUSANDS)              $156,220   $162,847     $154,825   $135,079  $99,569   $90,404
 RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses               1.32%      1.32%++      1.33%      1.38%    1.41%     1.51%
  Total expenses,
   excluding indirectly
   paid expenses               1.32%      1.31%++      1.32%      1.37%     N/A       N/A
  Net investment income       (0.38%)    (0.20%)++    (0.29%)     0.00%    0.27%    (0.48%)
 PORTFOLIO TURNOVER RATE        159%        76%         173%       159%     137%      162%

                              Year Ended
                              September 30,              Year Ended December 31,
                           -------------------     ------------------------------------
                             1998      1997*        1996      1995      1994     1993**
-------------------------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------------------------
 NET ASSET VALUE
  BEGINNING OF YEAR        $  21.71   $  18.83     $ 19.10   $ 15.34   $ 17.06   $17.29
                           --------   --------     -------   -------   -------   ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income        (0.25)#    (0.15)#     (0.17)    (0.09)    (0.06)   (0.05)
 Net realized and
  unrealized gains or
  losses on securities         0.99       3.88        2.03      5.41     (1.60)    1.55
                           --------   --------     -------   -------   -------   ------
 Total from investment
  operations                   0.74       3.73        1.86      5.32     (1.66)    1.50
                           --------   --------     -------   -------   -------   ------
 LESS DISTRIBUTIONS
 From net realized gain
  on securities               (2.13)     (0.85)      (2.13)    (1.56)    (0.06)   (1.73)
                           --------   --------     -------   -------   -------   ------

 Total distributions          (2.13)     (0.85)      (2.13)    (1.56)    (0.06)   (1.73)
                           --------   --------     -------   -------   -------   ------
 NET ASSET VALUE END OF
  YEAR                     $  20.32   $  21.71     $ 18.83   $ 19.10   $ 15.34   $17.06
                           --------   --------     -------   -------   -------   ------
 TOTAL RETURN+                 3.64%     20.68%      10.31%    35.70%    (6.57%)   9.02%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS END OF YEAR
  (THOUSANDS)              $114,068   $110,349     $89,921   $71,636   $32,266   $7,423
 RATIOS TO AVERAGE NET
  ASSETS:
  Total expenses               2.10%      2.18%++     2.20%     2.29%     2.30%    2.57%++
  Total expenses,
   excluding indirectly
   paid expenses               2.10%      2.17%++     2.18%     2.27%      N/A      N/A
  Net investment income       (1.16%)    (1.06%)++   (1.15%)   (0.94%)   (0.58%)  (1.73%)++
 PORTFOLIO TURNOVER RATE        159%        76%        173%      159%      137%     162%

+  Excluding sales charges.
++ Annualized.
* For the nine-month period ended September 30, 1997. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
** For the period from August 2, 1993 (commencement of class operations) to
   December 31, 1993.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                  Omega Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                             Year Ended
                            September 30,            Year Ended December 31,
                          -----------------     -----------------------------------
                           1998     1997**       1996      1995      1994    1993*
---------------------------------------------------------------------------------------
CLASS C SHARES
---------------------------------------------------------------------------------------
NET ASSET VALUE
 BEGINNING OF YEAR        $ 21.74   $ 18.86     $ 19.13   $ 15.37   $17.09   $17.29
                          -------   -------     -------   -------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income       (0.25)#   (0.15)#     (0.18)    (0.13)   (0.07)   (0.06)
Net realized and
 unrealized gains or
 losses on securities        1.01      3.88        2.04      5.45    (1.04)    1.59
                          -------   -------     -------   -------   ------   ------
Total from investment
 operations                  0.76      3.73        1.86      5.32    (1.11)    1.53
                          -------   -------     -------   -------   ------   ------
LESS DISTRIBUTIONS
From net realized gain
 on securities              (2.13)    (0.85)      (2.13)    (1.56)   (0.61)   (1.73)
                          -------   -------     -------   -------   ------   ------
Total distributions         (2.13)    (0.85)      (2.13)    (1.56)   (0.61)   (1.73)
                          -------   -------     -------   -------   ------   ------
NET ASSET VALUE END OF
 YEAR                     $ 20.37   $ 21.74     $ 18.86   $ 19.13   $15.37   $17.09
                          -------   -------     -------   -------   ------   ------
TOTAL RETURN+                3.73%    20.65%      10.29%    35.62%   (6.56%)   9.20%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF YEAR
 (THOUSANDS)              $13,752   $16,067     $17,628   $13,963   $9,900   $3,620
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses              2.11%     2.18%++     2.21%     2.30%    2.30%    2.48%++
 Total expenses,
  excluding indirectly
  paid expenses              2.11%     2.17%++      N/A       N/A      N/A      N/A
 Net investment income      (1.16%)   (1.05%)++   (1.17%)   (0.91%)  (0.63%)  (1.64%)++
PORTFOLIO TURNOVER RATE       159%       76%        173%      159%     137%     162%

                                                             Year Ended
                                                            September 30,
                                                           ----------------
                                                            1998    1997***
------------------------------------------------------------------------------
CLASS Y SHARES
------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR                          $22.68   $19.98
                                                           ------   ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       (0.02)#  (0.01)#
Net realized and unrealized gains or losses on securities    1.01     3.56
                                                           ------   ------
Total from investment operations                             0.99     3.55
                                                           ------   ------
LESS DISTRIBUTIONS
From net realized gain on securities                        (2.13)   (0.85)
                                                           ------   ------
Total distributions                                         (2.13)   (0.85)
                                                           ------   ------
NET ASSET VALUE END OF YEAR                                $21.54   $22.68
                                                           ------   ------
TOTAL RETURN                                                 4.67%   18.60%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF YEAR (THOUSANDS)                         $  571   $    5
RATIOS TO AVERAGE NET ASSETS:
 Total expenses                                              1.11%    1.24%++
 Total expenses, excluding indirectly paid expenses          1.11%    1.24%++
 Net investment income                                      (0.09%)  (0.21%)++
PORTFOLIO TURNOVER RATE                                       159%      76%

+   Excluding sales charges.
++  Annualized.
* For the period from August 2, 1993 (commencement of class operations) to December 31, 1993.
** For the nine-month period ended September 30, 1997. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
*** For the period from January 13, 1997 (commencement of class operations) to
    September 30, 1997.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Small Company Growth Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                              Period Ended
                                                           September 30, 1998*
------------------------------------------------------------------------------
CLASS A SHARES
------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                              $ 7.75
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             (0.04)#
Net realized and unrealized gains or losses on securities         (1.99)
                                                                 ------
Total from investment operations                                  (2.03)
                                                                 ------
NET ASSET VALUE END OF PERIOD                                    $ 5.72
                                                                 ------
TOTAL RETURN+                                                    (26.19%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF PERIOD (MILLIONS)                              $  589
RATIOS TO AVERAGE NET ASSETS:
 Total expenses                                                    1.15%++
 Total expenses, excluding indirectly paid expenses                1.15%++
 Net investment income                                            (0.50%)++
PORTFOLIO TURNOVER RATE                                              97%

                            Year Ended
                           September 30,              Year Ended May 31,
                          ---------------     ---------------------------------
                           1998    1997**      1997     1996     1995     1994
---------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------
NET ASSET VALUE
 BEGINNING OF YEAR        $ 9.44   $ 8.44     $10.35   $ 8.62   $ 7.64   $ 7.95
                          ------   ------     ------   ------   ------   ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income      (0.07)#  (0.04)#    (0.11)   (0.13)   (0.07)   (0.12)
Net realized and
 unrealized gains or
 losses on securities      (2.90)    1.74      (0.78)    2.87     1.68     0.63
                          ------   ------     ------   ------   ------   ------
Total from investment
 operations                (2.97)    1.70      (0.89)    2.74     1.61     0.51
                          ------   ------     ------   ------   ------   ------
LESS DISTRIBUTIONS
From net realized gain
 on securities             (0.78)   (0.70)     (1.02)   (1.01)   (0.63)   (0.82)
                          ------   ------     ------   ------   ------   ------
Total distributions        (0.78)   (0.70)     (1.02)   (1.01)   (0.63)   (0.82)
                          ------   ------     ------   ------   ------   ------
NET ASSET VALUE END OF
 YEAR                     $ 5.69   $ 9.44     $ 8.44   $10.35   $ 8.62   $ 7.64
                          ------   ------     ------   ------   ------   ------
TOTAL RETURN+             (33.91%)  21.43%     (8.61%)  33.03%   23.58%    6.84%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF YEAR
 (MILLIONS)               $  200   $1,546     $1,407   $2,006   $1,460   $1,006
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses             1.36%    1.77%++    1.75%    1.73%    1.78%    1.73%
 Total expenses,
  excluding indirectly
  paid expenses             1.36%    1.77%++    1.73%    1.72%     N/A      N/A
 Net investment income     (0.89%)  (1.43%)++  (1.32%)  (1.34%)  (1.10%)  (1.49%)
PORTFOLIO TURNOVER RATE       97%      28%        48%      94%      38%      60%

+  Excluding sales charges.
++ Annualized.
* For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.
** For the four-month period ended September 30, 1997. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1997. # Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Small Company Growth Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                              Period Ended
                                                           September 30, 1998*
------------------------------------------------------------------------------
CLASS C SHARES
------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF YEAR                                $ 7.73
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             (0.10)#
Net realized and unrealized gains or losses on securities         (1.93)
                                                                 ------
Total from investment operations                                  (2.03)
                                                                 ------
NET ASSET VALUE END OF YEAR                                      $ 5.70
                                                                 ------
TOTAL RETURN+                                                    (26.26%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF YEAR (MILLIONS)                                $    4
RATIOS TO AVERAGE NET ASSETS:
 Total expenses                                                    1.90%++
 Total expenses, excluding indirectly paid expenses                1.90%++
 Net investment income                                            (1.32%)++
PORTFOLIO TURNOVER RATE                                              97%

                                                              Period Ended
                                                           September 30, 1998*
------------------------------------------------------------------------------
CLASS Y SHARES
------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                              $ 7.73
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             (0.02)#
Net realized and unrealized gains or losses on securities         (1.97)
                                                                 ------
Total from investment operations                                  (1.99)
                                                                 ------
NET ASSET VALUE END OF PERIOD                                    $ 5.74
                                                                 ------
TOTAL RETURN                                                     (25.74%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF PERIOD (MILLIONS)                              $    1
RATIOS TO AVERAGE NET ASSETS:
 Total expenses                                                    0.91%++
 Total expenses, excluding indirectly paid expenses                0.91%++
 Net investment income                                            (0.33%)++
PORTFOLIO TURNOVER RATE                                              97%

+  Excluding sales charges.
++ Annualized.
* For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Stock Selector Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                                                      Period Ended
                                                                                      October 31,
                                                                                ------------------------
                                                   Period Ended June 30,
                               Period Ended      ----------------------------   Retail Class Prior Class
                          September 30, 1998****  1998      1997    1996***++      1995**       1994*
---------------------------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 BEGINNING OF PERIOD             $ 22.43         $ 21.13   $ 17.28   $ 17.08       $15.00      $ 15.39
                                 -------         -------   -------   -------       ------      -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income                 (0)(a)       (0.02)     0.07      0.12         0.18         0.11
Net realized and
 unrealized gains or
 losses on securities              (4.09)           4.24      5.32      1.49         2.87         0.22
                                 -------         -------   -------   -------       ------      -------
Total from investment
 operations                        (4.09)           4.22      5.39      1.61         3.05         0.33
                                 -------         -------   -------   -------       ------      -------
LESS DISTRIBUTIONS
From net investment
 income                                0               0     (0.07)    (0.11)       (0.17)       (0.11)
From net realized gain
 on securities                         0           (2.92)    (1.47)    (1.30)       (0.80)       (0.61)
                                 -------         -------   -------   -------       ------      -------
Total distributions                    0           (2.92)    (1.54)    (1.41)       (0.97)       (0.72)
                                 -------         -------   -------   -------       ------      -------
NET ASSET VALUE END OF
 PERIOD                          $ 18.34         $ 22.43   $ 21.13   $ 17.28       $17.08      $ 15.00
                                 -------         -------   -------   -------       ------      -------
TOTAL RETURN+                     (18.23%)         21.54%    32.74%    19.11%       21.94%        2.21%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF PERIOD
 (THOUSANDS)                     $15,910         $20,509   $16,043   $11,178       $6,591      $50,128
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses                     1.18%++         1.25%     1.23%     1.22%++      1.34%        1.49%++
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                    1.25%++         1.32%     1.28%     1.26%++      1.53%        1.51%++
 Net investment income             (0.06%)++       (0.10%)    0.38%     0.89%++      1.23%        0.75%++
PORTFOLIO TURNOVER RATE               28%             61%       79%      114%         119%          35%

+    Excluding sales charges.
++   Annualized.
* For the period from March 15, 1994 (commencement of class operations) to October 31, 1994
** On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation.
*** The per share amount for the Fund for the year ended June 30, 1996 represents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.
**** For the three-month period ended September 30,1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.
++ On April 15, 1996, the Conestoga Equity Fund was acquired by CoreFunds, Inc. At that time the Retail Class Shares of the Fund were exchanged for Class A Shares.
(a)  Less than one cent per share.


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Stock Selector Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                           Period Ended         Year Ended
                                       September 30, 1998*** June 30, 1998****
------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD           $22.33              $22.76(b)
                                              ------              ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          (0.03)              (0.09)
Net realized and unrealized gains or
 losses on securities                          (4.07)               2.90
                                              ------              ------
Total from investment operations               (4.10)               2.81
                                              ------              ------
LESS DISTRIBUTIONS
From net investment income                         0                   0
From net realized gain on securities               0               (3.24)(b)
                                              ------              ------
Total distributions                                0               (3.24)
                                              ------              ------
NET ASSET VALUE END OF PERIOD                 $18.23              $22.33
                                              ------              ------
TOTAL RETURN+                                 (18.36%)             14.38%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF PERIOD (THOUSANDS)          $  413              $  349
RATIOS TO AVERAGE NET ASSETS:
 Total expenses                                 1.94%++             2.00%++
 Total expenses, excluding fee waivers
  and expense reimbursements                    2.00%++             2.07%++
 Net investment income                         (0.76%)++           (0.85%)++
PORTFOLIO TURNOVER RATE                           28%                 61%

                                                                                Institutional
                                                                                    Class
                                                                              -----------------
                                                   Year Ended June 30,
                              Period Ended      ----------------------------     Year Ended
                          September 30, 1998***   1998      1997    1996**++  October 31, 1995*
-----------------------------------------------------------------------------------------------
CLASS Y SHARES
-----------------------------------------------------------------------------------------------
NET ASSET VALUE
 BEGINNING OF PERIOD            $  22.43        $  21.11  $  17.26  $  17.07      $  15.00
                                --------        --------  --------  --------      --------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income               0.01            0.04      0.12      0.14          0.19
Net realized and
 unrealized gains or
 losses on securities              (4.09)           4.24      5.32      1.49          2.87
                                --------        --------  --------  --------      --------
Total from investment
 operations                        (4.08)           4.28      5.44      1.63          3.06
                                --------        --------  --------  --------      --------
LESS DISTRIBUTIONS
  From net investment
 income                                0           (0.04)    (0.12)    (0.14)        (0.19)
From net realized gain
 on securities                         0           (2.92)    (1.47)    (1.30)        (0.80)
                                --------        --------  --------  --------      --------
Total distributions                    0           (2.96)    (1.59)    (1.44)        (0.99)
                                --------        --------  --------  --------      --------
NET ASSET VALUE END OF
 PERIOD                         $  18.35        $  22.43  $  21.11  $  17.26      $  17.07
                                --------        --------  --------  --------      --------
TOTAL RETURN                      (18.19%)         21.90%    33.10%    19.24%        22.00%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF PERIOD
 (THOUSANDS)                    $424,992        $563,987  $515,015  $414,824      $378,352
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses                     0.93%++         1.00%     0.98%     0.97%         1.05%++
 Total expenses,
  excluding fee waivers
  and expense
  reimbursements                    1.00%++         1.07%     1.03%     1.01%         1.10%++
 Net investment income              0.19%++         0.15%     0.63%     1.15%         1.44%++
PORTFOLIO TURNOVER RATE               28%             61%       79%      114%          119%

+    Excluding sales charges.
++   Annualized.
* On February 21, 1995, the Shares of the Fund were redesignated as either Retail or Institutional Shares. On that date, the Fund's net investment income, expenses and distributions for the period November 1, 1994 through February 20, 1995 were allocated to each class of Shares. The basis for the allocation was the relative net assets of each class of Shares as of February 21, 1995. The results were combined with the results of operations and distributions for each applicable class for the period February 21, 1995 through October 31, 1995. For the year ended October 31, 1995, the Financial Highlights' ratio of expenses, net investment income, total return, and the per share investment activities and distributions reflect this allocation.
** The per share amount for the Fund for the year ended June 30, 1996 represents the period from November 1, 1995 to June 30, 1996. All prior years are for the periods November 1 to October 31.
*** For the three-month period ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.
**** For the period from November 7, 1997 (commencement of class operations) to
     June 30, 1998.
++ On April 15, 1996, the Conestoga Equity Fund was acquired by CoreFund, Inc. At the time the institutional Class Shares of the Fund were exchanged for Class Y Shares.
(a)  Less than one cent per share.
(b) Amounts adjusted to reflect a reverse stock split which occurred on June 24, 1998.


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Strategic Growth Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)



                                                              Period Ended
                                                           September 30, 1998*
------------------------------------------------------------------------------
CLASS A SHARES
------------------------------------------------------------------------------

NET ASSET VALUE BEGINNING OF PERIOD                               $9.12
                                                                  -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              0.01#
Net realized and unrealized gains or losses on securities          0.54
                                                                  -----
Total from investment operations                                   0.55
                                                                  -----
NET ASSET VALUE END OF PERIOD                                     $9.67
                                                                  -----
TOTAL RETURN+                                                      6.03%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF PERIOD (MILLIONS)                               $ 706
RATIOS TO AVERAGE NET ASSETS:
 Total expenses                                                    1.10%++
 Total expenses, excluding indirectly paid expenses                1.10%++
 Net investment income                                             0.08%++
PORTFOLIO TURNOVER RATE                                             141%


                          Year Ended September 30,       Year Ended October 31,
                          ----------------------------   -----------------------------
                              1998          1997**       1996    1995    1994    1993
----------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------
NET ASSET VALUE
 BEGINNING OF YEAR        $      10.61   $       8.68    $8.05   $7.54   $9.00   $7.60
                          ------------   ------------    -----   -----   -----   -----
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income            (0.03)          0.01#   (0.04)  (0.02)      0   (0.06)
Net realized and
 unrealized gains or
 losses on securities             0.39           2.96     1.04    1.13    0.23    1.89
                          ------------   ------------    -----   -----   -----   -----
Total from investment
 operations                       0.36           2.97     1.00    1.11    0.23    1.83
                          ------------   ------------    -----   -----   -----   -----
LESS DISTRIBUTIONS
From net realized gain
 on securities                   (1.32)         (1.04)   (0.36)  (0.60)  (1.69)  (0.40)
                          ------------   ------------    -----   -----   -----   -----
From net investment
 income                          (0.02)             0    (0.01)      0       0   (0.03)
NET ASSET VALUE END OF
 YEAR                     $       9.63   $      10.61    $8.68   $8.05   $7.54   $9.00
                          ------------   ------------    -----   -----   -----   -----
Total distributions              (1.34)         (1.04)   (0.37)  (0.60)  (1.69)  (0.43)
TOTAL RETURN+                     3.87%         37.74%   12.95%  15.05%   3.55%  24.97%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF YEAR
 (MILLIONS)               $        130   $        920    $ 497   $ 492   $ 417   $ 404
RATIOS TO AVERAGE NET
 ASSETS:
 Total expenses                   1.36%          1.19%++  1.91%   2.01%   1.73%   1.83%
 Total expenses,
  excluding indirectly
  paid expenses                   1.36%          1.18%++  1.90%   2.00%    N/A     N/A
 Net investment income           (0.26%)         0.12%++ (0.48%) (0.25%) (0.17%) (0.57%)
PORTFOLIO TURNOVER RATE            141%            71%     156%    140%     68%     65%

+  Excluding sales charges.
++ Annualized.
* For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.
** For the eleven-month period ended September 30, 1997. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1997.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Strategic Growth Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)



                                                              Period Ended
                                                           September 30, 1998*
------------------------------------------------------------------------------
CLASS C SHARES
------------------------------------------------------------------------------

NET ASSET VALUE BEGINNING OF PERIOD                               $9.25
                                                                  -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                             (0.07)#
Net realized and unrealized gains or losses on securities          0.45
                                                                  -----
Total from investment operations                                   0.38
                                                                  -----
NET ASSET VALUE END OF PERIOD                                     $9.63
                                                                  -----
TOTAL RETURN+                                                      4.11%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS END OF PERIOD (THOUSANDS)                              $ 453
RATIOS TO AVERAGE NET ASSETS:
 Total expenses                                                    1.84%++
 Total expenses, excluding indirectly paid expenses                1.84%++
 Net investment income                                            (0.80%)++
PORTFOLIO TURNOVER RATE                                             141%

+  Excluding sales charges.
++ Annualized.
* For the period from January 20, 1998 (commencement of class operations) to September 30, 1998.
# Net investment income is based on average shares outstanding during the period.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Aggressive Growth Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 99.1%

            BUILDING - 0.5%
     80,000 Oakwood Homes Corporation............................   $  1,050,000
                                                                    ------------

            BUSINESS SERVICES - 10.2%
    100,000 Analysts International Corporation...................      3,000,000
    112,500 *Fiserv, Inc.........................................      5,182,031
    150,000 Paychex, Inc.........................................      7,734,375
     50,000 *Saville Systems Plc, ADR............................        725,000
    125,000 *Sterling Commerce, Inc. ............................      4,328,125
                                                                    ------------
                                                                      20,969,531
                                                                    ------------

            COMMUNICATION SYSTEMS &
              SERVICES - 10.3%
    262,500 *Cisco Systems, Inc. ................................     16,225,781
    100,000 *MCI WorldCom, Inc. .................................      4,887,500
                                                                    ------------
                                                                      21,113,281
                                                                    ------------

            EDUCATIONAL SERVICES - 0.7%
     60,000 *Sylvan Learning Systems, Inc. ......................      1,402,500
                                                                    ------------

            FINANCIAL - 4.5%
    150,000 SunAmerica, Inc. ....................................      9,150,000
                                                                    ------------

            HEALTHCARE - 18.3%
    130,000 HBO & Company........................................      3,753,750
    225,000 *Health Management Associates, Inc. .................      4,106,250
     60,000 *HEALTHSOUTH Corporation.............................        633,750
    217,500 *MedQuist, Inc. .....................................      6,878,437
    130,000 Medtronic, Inc. .....................................      7,523,750
    150,000 *Renal Care Group, Inc. .............................      3,843,750
    160,000 *VISX, Inc...........................................     10,720,000
                                                                    ------------
                                                                      37,459,687
                                                                    ------------

            OIL/GAS - DRILLING - 8.1%
     70,000 *Cliffs Drilling Company.............................      1,382,500
     80,000 Diamond Offshore Drilling, Inc. .....................      2,080,000
    116,000 ENSCO International, Inc. ...........................      1,254,250
    115,000 *Global Marine, Inc. ................................      1,272,188
    140,000 *Marine Drilling Companies, Inc. ....................      1,610,000
    140,000 *Noble Drilling Corporation..........................      2,065,000
    180,000 *Patterson Energy, Inc. .............................      1,192,500
    100,000 *R & B Falcon Corporation............................      1,200,000
    130,000 Transocean Offshore, Inc. ...........................      4,509,375
                                                                    ------------
                                                                      16,565,813
                                                                    ------------

            OIL/GAS - EQUIPMENT &
              SERVICES - 6.6%
    256,000 *Global Industries Ltd. .............................      2,960,000
     63,000 Halliburton Company..................................      1,799,438
    240,000 *Petroleum Geo-Services ADR..........................      3,810,000
     48,000 Schlumberger Ltd. ...................................      2,415,000
    120,000 *Weatherford International Inc.......................   $  2,595,000
                                                                    ------------
                                                                      13,579,438
                                                                    ------------

            RETAIL (SPECIALTY) - 15.7%
    115,000 *Action Performance Companies, Inc. .................      3,105,000
    150,000 *Bed Bath & Beyond, Inc. ............................      3,506,250
    100,000 *Central Garden & Pet Company........................      1,850,000
    160,000 Family Dollar Stores, Inc. ..........................      2,520,000
     60,000 Fastenal Company.....................................      1,500,000
    230,000 Home Depot, Inc. ....................................      9,085,000
    180,000 *Office Depot, Inc. .................................      4,038,750
        806 *Sound Advice, Inc.
             Warrants Expires 6/14/99+ ..........................              0
    225,000 *Staples, Inc. ......................................      6,609,375
                                                                    ------------
                                                                      32,214,375
                                                                    ------------

            SOFTWARE/TECHNOLOGY - 24.2%
    125,000 *American Power Conversion Corp. ....................      4,710,937
    212,000 *BMC Software, Inc. .................................     12,733,250
     49,500 *Citrix Systems, Inc. ...............................      3,514,500
    170,000 *EMC Corporation.....................................      9,721,875
    130,000 *Microsoft Corporation...............................     14,308,125
    129,375 *Network Associates, Inc. ...........................      4,592,813
                                                                    ------------
                                                                      49,581,500
                                                                    ------------
            Total Common Stocks
             (cost $132,823,397).................................    203,086,125
                                                                    ------------

--------------------------------------------------------------------------------
 Principal
   Amount
--------------------------------------------------------------------------------
 CONVERTIBLE NOTES - 0.0% (B)
            HEALTHCARE - 0.0% (B)
 $       85 *Surgical Laser Technologies
             8.00%, 7/30/99+.....................................              0
                                                                    ------------
 SHORT-TERM INVESTMENTS - 0.7%

            REPURCHASE AGREEMENT - 0.7%
 $1,509,000 State Street Bank & Trust Company
             Investments in a repurchase
             agreement, in a joint trading
             account purchased 9/30/98,
             4.75% maturing 10/1/98,
             maturity value $1,509,199
             (cost $1,509,000) (a)...............................      1,509,000
                                                                    ------------
            Total Short-Term Investments
             (cost $1,509,000)...................................      1,509,000
                                                                    ------------

            TOTAL INVESTMENTS -
             (COST $134,332,397)..........................    99.8%  204,595,125

            OTHER ASSETS AND
             LIABILITIES - NET............................     0.2       367,620
                                                             -----  ------------
            NET ASSETS -..................................   100.0% $204,962,745
                                                             =====  ============

 *  Non-Income Producing Securities.
 + No market quotation available. Valued at fair value as determined in good faith under procedures established by the Funds' Board of Trustees.
(a) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices plus accrued interest at September 30, 1998.
(b) Less than one-tenth percent.

SUMMARY OF ABBREVIATIONS:
ADR  American Depository Receipts.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 82.4%

             AUTOMOTIVE EQUIPMENT &
              MANUFACTURING - 0.2%
      92,900 *Lear Corp. ......................................   $    4,064,375
                                                                  --------------

             BANKS - 15.6%
     435,624 1st Source Corp. .................................       13,967,194
      90,450 Amcore Financial, Inc. ...........................        2,057,737
     100,000 *American Bancshares, Inc. .......................          900,000
     174,975 AmSouth Bancorp...................................        5,971,022
       1,500 Anchor Financial Corp. ...........................           53,250
     160,660 Arrow Financial Corp. ............................        4,618,975
     233,100 Associated Banc Corp. ............................        7,328,081
     121,495 Banc One Corp. ...................................        5,178,724
      45,000 Bank of Commerce..................................          517,500
   1,064,480 BankBoston Corp. .................................       35,127,840
     242,437 BSB Bancorp, Inc. ................................        6,742,779
     170,000 Cape Cod Bank & Trust Co. ........................        2,932,500
      50,000 Cardinal Financial Corp. .........................          393,750
      55,000 CCB Financial Corp. ..............................        5,541,250
      36,750 *Century Bancshares, Inc. ........................          312,375
     140,018 Chittenden Corp. .................................        4,200,540
      67,500 *Columbia Banking Systems, Inc. ..................        1,282,500
     125,500 Comerica, Inc. ...................................        6,878,969
      65,000 Compass Bancshares, Inc. .........................        2,145,000
     109,318 Cornerstone Bank**................................        2,261,516
      70,000 Corus Bankshares, Inc. ...........................        2,380,000
      70,000 Crestar Financial Corp. ..........................        3,972,500
      14,800 Cullen/Frost Bankers, Inc. .......................          714,100
      62,500 First State Bancorp...............................        1,183,594
      31,513 FNB Corp. ........................................          882,364
      60,393 Glacier Bancorp Inc. .............................        1,423,017
     210,000 Gold Banc Corp., Inc. ............................        3,570,000
     889,540 Hibernia Corp. Cl. A..............................       12,842,734
     319,042 Hubco, Inc. ......................................        8,095,691
      37,500 Independent Bankshares, Inc. .....................          435,938
       3,000 ING Groep N V, ADR................................          131,625
      51,000 Letchworth Independent
              Bancshares Corp. ................................          790,500
     133,187 M & T Bank Corp. .................................       61,399,207
      22,000 Merchants Bancorp, Inc. ..........................          495,000
     169,143 National City Corp. ..............................       11,152,867
     613,510 NationsBank Corp. ................................       32,822,785
     150,000 North Fork Bancorp, Inc. .........................        3,000,000
     188,838 Old Kent Financial Corp. .........................        5,594,326
      33,593 One Valley Bancorp of West
              Virginia, Inc. ..................................        1,085,474
      36,300 Premier National Bancorp Inc. ....................          614,831
      66,000 Sandwich Bancorp, Inc. ...........................        3,795,000
      50,000 Seacoast Banking Corp. of Florida
              Cl. A............................................        1,487,500
     136,512 State Financial Services Corp. Cl. A..............        2,371,896
      83,975 Summit Bancorp....................................        3,149,062
     410,000 *Surety Capital Corp.**...........................        1,101,875
      65,650 Union Planters Corp. .............................        3,298,912
     112,145 *United Security Bancorp..........................        1,766,284
      78,570 Univest Corp. of Pennsylvania.....................        2,714,348
      30,000 USBancorp, Inc. ..................................          570,000
      34,000 Webster Financial Corp. ..........................          828,750
      53,137 West Coast Bancorp, Inc. (Ore.)...................          890,045
     110,000 Westamerica Bancorp. .............................        3,183,125
      45,560 Western Bancorp. .................................        1,543,345
                                                                  --------------
                                                                     287,698,197
                                                                  --------------

             BUILDING, CONSTRUCTION &
              FURNISHINGS - 6.1%
      14,000 Carlisle Companies, Inc. .........................          545,125
      30,000 *Castle & Cooke, Inc. ............................          450,000
     136,250 Cavalier Homes, Inc. .............................        1,268,828
     288,100 *Champion Enterprises, Inc. ......................        6,698,325
     421,625 Clayton Homes, Inc. ..............................        7,378,437
     220,900 *Crossmann Communities, Inc. .....................        4,445,613
     661,710 D.R. Horton, Inc. ................................       10,587,360
     170,000 Eagle Hardware & Garden, Inc. ....................        3,686,875
      80,000 *Furniture Brands International, Inc. ............        1,560,000
     260,600 *Genlyte Group, Inc. .............................        5,342,300
      30,000 Hon Industries, Inc. .............................          708,750
      70,800 Juno Lighting, Inc. ..............................        1,584,150
     120,600 *Knoll, Inc. .....................................        2,638,125
     370,200 La-Z-Boy Chair Co. ...............................        7,265,175
     336,740 Lennar Corp. .....................................        7,513,511
     262,000 Lowe's Companies, Inc. ...........................        8,334,875
     159,700 *M/I Schottenstein Homes, Inc. ...................        2,954,450
     160,000 Miller (Herman), Inc. ............................        3,160,000
     110,250 *Monaco Coach Corp. ..............................        2,783,813
     159,300 Oakwood Homes Corp. ..............................        2,090,813
      28,250 *Palm Harbor Homes, Inc. .........................          702,719
      34,000 Pillowtex Corp. ..................................          998,750
      88,000 *Royal Group Technologies Ltd. ...................        1,474,000
      54,472 Southdown, Inc. ..................................        2,451,240
     119,000 *Southern Energy Homes, Inc. .....................          833,000
      40,000 Standard Pacific Corp. ...........................          565,000
      81,200 *Stanley Furniture Co., Inc. .....................        1,410,850
      90,000 *Sundance Homes, Inc. ............................          140,625
     129,400 TJ International, Inc. ...........................        2,426,250
     612,200 *Toll Brothers, Inc. .............................       14,042,337
     201,500 *US Home Corp. ...................................        5,919,062
                                                                  --------------
                                                                     111,960,358
                                                                  --------------

             BUSINESS EQUIPMENT &
              SERVICES - 0.9%
      50,000 Artesyn Technologies Inc. ........................          862,500
     297,130 First Data Corp. .................................        6,982,555
     160,000 *In Focus Systems, Inc. ..........................          960,000
     266,697 *Paxar Corp. .....................................        2,366,936
     164,700 *Zebra Technologies Corp. Cl. A...................        5,517,450
                                                                  --------------
                                                                      16,689,441
                                                                  --------------

             CHEMICAL & AGRICULTURAL
               PRODUCTS - 1.5%
      62,221 Delta & Pine Land Co. ............................        2,737,724
     150,000 H.B. Fuller Co. ..................................        5,681,250
      39,800 Nalco Chemical Co. ...............................        1,174,100
      16,500 OM Group, Inc. ...................................          465,094

--------------------------------------------------------------------------------
                                  EVERGREEN
                               Evergreen Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

             CHEMICAL & AGRICULTURAL
               PRODUCTS - CONTINUED
     359,568 Schulman (A.), Inc. ..............................   $    5,078,898
     361,200 Sigma-Aldrich Corp. ..............................       10,429,650
      92,700 Tredegar Industries, Inc. ........................        1,697,568
                                                                  --------------
                                                                      27,264,284
                                                                  --------------

             COMMUNICATION SYSTEMS &
               SERVICES - 2.4%
      45,000 *American Tower Systems Corp. ....................        1,147,500
     299,250 *Andrew Corp. ....................................        3,965,062
     247,500 *Cisco Systems, Inc. .............................       15,298,594
     232,000 *Coherent Communications Systems
              Corp., Inc. .....................................        2,167,750
      50,000 *DSP Group, Inc. .................................          737,500
      74,800 Echostar Communications Corp. ....................        1,795,200
     120,000 *Inter-Tel, Inc. .................................        1,552,500
      50,000 *Loral Space & Communications.....................          737,500
     235,000 Orbital Sciences Corp. ...........................        6,594,687
     185,000 *Powertel, Inc. ..................................        2,509,063
     126,000 *Tellabs, Inc. ...................................        5,016,375
     155,000 *Vertex Communications Corp. .....................        2,848,125
                                                                  --------------
                                                                      44,369,856
                                                                  --------------

             CONSUMER PRODUCTS &
              SERVICES - 3.3%
     140,000 Aaron Rents, Inc. Cl. B...........................        2,100,000
     792,298 Cendant Corp. ....................................        9,210,464
     145,800 Commonwealth Industries, Inc. ....................        1,184,625
     151,300 Crown Crafts, Inc. ...............................        1,200,944
     481,700 *Gaylord Container Corp. Cl. A....................        1,565,525
      63,300 Gucci Group.......................................        2,286,713
     374,150 Harman International
              Industries, Inc. ................................       13,726,628
     132,300 Heilig-Meyers Co. ................................          950,906
     201,030 K2, Inc. .........................................        3,555,718
     326,815 Lancaster Colony Corp. ...........................       10,049,561
     140,000 *LoJack Corp. ....................................        1,505,000
     180,000 *Nautica Enterprises, Inc. .......................        3,363,750
      70,000 Noble Affiliates, Inc. ...........................        2,231,250
     181,600 *North Face, Inc. ................................        2,360,800
      40,000 *Recovery Engineering, Inc. ......................          335,000
      45,000 St. John Knits, Inc. .............................          725,625
      53,800 Toro Co. .........................................        1,112,988
     109,000 Valspar Corp. ....................................        3,263,187
                                                                  --------------
                                                                      60,728,684
                                                                  --------------

             ELECTRICAL EQUIPMENT &
              SERVICES - 1.9%
      76,500 Applied Power, Inc. Cl. A.........................        2,089,406
      80,400 *Atmel Corp. .....................................          728,625
     388,933 Baldor Electric Co. ..............................        8,507,909
      62,500 *Brooks Automation, Inc. .........................          621,094
      96,400 *Dupont Photomasks, Inc. .........................        2,072,600
      50,000 *Electro Scientific Industries, Inc...............          793,750
      27,000 *Franklin Electric Co., Inc. .....................        1,707,750
     130,100 *Hadco Corp. .....................................        3,154,925
     159,600 Harmon Industries, Inc. ..........................        3,511,200
     103,000 Jabil Circuit, Inc. ..............................        3,579,250
      75,000 *KLA-Tencor Corp. ................................        1,865,625
      46,500 *Sanmina Corp. ...................................        1,307,813
     226,400 *SMART Modular Technologies, Inc..................        4,655,350
      50,000 *Vicon Industries, Inc. ..........................          356,250
                                                                  --------------
                                                                      34,951,547
                                                                  --------------

             FINANCE & INSURANCE - 10.9%
      48,528 Aegon NV..........................................        3,779,118
      71,228 Allmerica Financial Corp. ........................        4,246,969
     368,800 AMBAC Financial Group, Inc. ......................       17,702,400
      49,000 Concord Pacific Group Inc. .......................           28,910
     121,900 Countrywide Credit Industries, Inc. ..............        5,074,087
     111,600 Dain Rauscher Corp. ..............................        3,515,400
     380,000 Edwards (A.G.), Inc. .............................       11,518,750
      68,200 Enhance Financial Services
              Group, Inc. .....................................        2,016,163
      70,000 Executive Risk, Inc. .............................        3,154,375
      23,700 *Farm Family Holdings, Inc. ......................          722,850
     507,600 Federal Home Loan Mortgage Corp. .................       25,094,475
     618,000 Federal National Mortgage
              Association......................................       39,706,500
      37,700 Fidelity National Financial, Inc. ................        1,274,731
     342,000 First American Financial Corp. ...................       10,944,000
      85,000 *FPIC Insurance Group, Inc.  .....................        2,358,750
      50,000 *Itla Capital Corp. ..............................          687,500
     113,100 John Nuveen Co. Cl. A.............................        4,029,188
      16,000 Landamerica Financial Group, Inc. ................          820,000
     148,266 Legg Mason, Inc. .................................        3,901,249
      93,000 *Life USA Holdings, Inc. .........................        1,220,625
      91,515 MBIA, Inc. .......................................        4,913,212
      30,000 *Mego Mortgage Corp. .............................           15,000
      75,385 Metris Companies Inc. ............................        3,514,826
     507,600 MGIC Investment Corp. ............................       18,717,750
      38,200 Mutual Risk Mgmt Ltd. ............................        1,351,325
      15,000 Ohio Casualty Corp. ..............................          581,250
     318,400 Paine Webber Group, Inc. .........................        9,552,000
     100,000 Penn-America Group, Inc. .........................          925,000
      40,000 Price (T.) Rowe & Associates, Inc. ...............        1,175,000
      54,692 Providian Financial Corp. ........................        4,638,565
      33,200 Reinsurance Group Of America......................        1,718,100
      86,000 ReliaStar Financial Corp. ........................        3,354,000
      75,107 Resource Bancshares Mortgage
              Group, Inc. .....................................        1,333,149
      65,000 State Auto Financial Corp. .......................          901,875
      57,500 SunAmerica, Inc. .................................        3,507,500
      89,250 Trenwick Group, Inc. .............................        2,599,406
      39,300 Waddell & Reed Financial, Inc. ...................          746,700
                                                                  --------------
                                                                     201,340,698
                                                                  --------------

             FOOD & BEVERAGE PRODUCTS - 0.1%
      16,500 Coca Cola Bottling Co. ...........................          990,000
      40,000 Wendy's International, Inc. ......................          887,500
                                                                  --------------
                                                                       1,877,500
                                                                  --------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

             HEALTHCARE PRODUCTS &
              SERVICES - 11.7%
      24,000 *Abiomed, Inc. ...................................   $      255,000
     220,000 *ADAC Laboratories................................        5,280,000
      60,000 Arrow International, Inc. ........................        1,672,500
     114,500 Beckman Coulter, Inc. ............................        5,911,062
      90,000 Beverly Enterprises, Inc. ........................          720,000
     190,000 Biomet, Inc. .....................................        6,590,625
     128,298 *Boston Scientific Corp. .........................        6,591,310
     146,200 *Chad Therapeutics, Inc. .........................          402,050
     205,300 Columbia/HCA Healthcare Corp. ....................        4,118,831
       8,025 *Coram Healthcare Corp. Warrants-
              $22.125 Expiring 7/11/99+........................                0
     100,000 Depuy, Inc. ......................................        3,500,000
     185,000 Dura Pharmaceuticals, Inc. .......................        2,023,438
      10,000 *Elan Corp Plc, ADR...............................          720,625
     112,800 *Exactech, Inc. ..................................          747,300
      40,000 *Express Scripts, Inc. Cl. A......................        3,290,000
     100,000 First Health Group Corp. .........................        2,425,000
      10,000 *Forest Labs, Inc. ...............................          343,750
      47,666 *Foundation Health Systems, Inc. .................          446,869
     440,000 HBO & Co. ........................................       12,705,000
     105,862 *Health Management Associates,
              Inc. Cl. A.......................................        1,931,982
      23,600 *HEALTHSOUTH Corp. ...............................          249,275
     235,000 *Hologic, Inc. ...................................        3,055,000
     265,000 *Idexx Laboratories, Inc. ........................        6,326,875
      30,000 Invacare Corp. ...................................          705,000
     390,000 Johnson & Johnson.................................       30,517,500
      26,800 *Lincare Holdings, Inc. ..........................        1,038,500
      53,100 *Maxxim Medical, Inc. ............................        1,364,006
     235,800 McKesson Corp. ...................................       21,605,175
     500,000 Merck & Co., Inc. ................................       64,781,250
      35,000 Meridian Diagnostics, Inc. .......................          266,875
       1,446 Pacificare Health Systems, Inc. Cl. A ............          101,943
       4,545 *Pacificare Health Systems, Inc. Cl. B ...........          338,603
     209,163 Pharmeric, Inc. ..................................        1,137,324
     100,000 Somanetics Corp. .................................          181,250
      97,500 *St. Jude Medical, Inc. ..........................        2,254,687
     468,000 Stryker Corp. ....................................       15,912,000
      90,000 *Sun Healthcare Group, Inc. ......................          585,000
      72,950 *Tenet Healthcare Corp. ..........................        2,097,312
      58,800 U.S. Physical Therapy, Inc. ......................          543,900
      40,900 *VISX, Inc. ......................................        2,740,300
      45,600 West Co., Inc. ...................................        1,311,000
                                                                  --------------
                                                                     216,788,117
                                                                  --------------

             INDUSTRIAL SPECIALTY PRODUCTS &
              SERVICES - 4.8%
     242,000 AptarGroup, Inc. .................................        5,505,500
      36,300 BHA Group Holdings, Inc. Cl. A....................          426,525
      40,500 *Chemfab Corp. ...................................          793,547
     290,000 *Dionex Corp. ....................................        6,742,500
     187,000 Donaldson, Inc. ..................................        2,992,000
     122,000 Dover Corp. ......................................        3,766,750
     191,400 Furon Co. ........................................        3,325,575
     128,000 *Input/Output, Inc. ..............................        1,016,000
     324,200 Kaydon Corp. .....................................        8,530,512
     361,600 Leggett & Platt, Inc. ............................        7,503,200
      18,400 Nacco Industries, Inc. Cl. A......................        1,840,000
      60,000 *Osmonics, Inc. ..................................          622,500
     247,900 Pall Corp. .......................................        5,500,281
     185,200 Park Electrochemical Corp. .......................        2,523,350
     133,200 Robbins & Myers, Inc. ............................        2,822,175
       6,400 *Simula, Inc. ....................................           52,800
     241,500 Snap-on, Inc. ....................................        7,441,219
     185,000 Spartech Corp. ...................................        3,179,688
      20,000 *Special Devices, Inc. ...........................          652,500
     147,200 Tecumseh Products Co. Cl. A.......................        7,222,000
      57,800 Tecumseh Products Co. Cl. B.......................        2,976,700
     256,000 Teleflex, Inc. ...................................        8,960,000
      19,250 United Rental, Inc. ..............................          460,797
      50,000 Wescast Industries, Inc. .........................        1,171,875
     104,000 Woodward Governor Co. ............................        2,392,000
                                                                  --------------
                                                                      88,419,994
                                                                  --------------

             INFORMATION SERVICES &
               TECHNOLOGY - 8.3%
     100,000 *Advanced Communications
              Systems, Inc. ...................................          943,750
     119,850 *Analytical Surveys, Inc. ........................        2,786,513
     120,000 Autodesk, Inc. ...................................        3,150,000
      40,000 Compaq Computer Corp. ............................        1,265,000
      75,000 Computer Associates
              International, Inc. .............................        2,775,000
      52,000 Comverse Technology, Inc. ........................        2,125,500
     120,000 *Dialogic Corp. ..................................        3,345,000
     183,900 Fair Issac & Co., Inc. ...........................        6,137,662
     335,000 *Gateway 2000, Inc. ..............................       17,461,875
     397,468 Hewlett-Packard Co. ..............................       21,040,962
     150,000 InfoUSA, Inc. Cl. A...............................          871,875
     150,000 InfoUSA, Inc. Cl. B...............................        1,068,750
     598,000 Intel Corp. ......................................       51,278,500
     100,000 *Macromedia, Inc. ................................        1,625,000
     229,000 Micros Systems, Inc. .............................        6,870,000
     160,995 Molex, Inc. ......................................        4,668,855
      33,750 *National Instruments Corp. ......................          841,641
     430,000 *Parametric Technology Corp. .....................        4,326,875
     406,000 *Sun Microsystems, Inc. ..........................       20,223,875
                                                                  --------------
                                                                     152,806,633
                                                                  --------------

             LEISURE & TOURISM - 0.0% (A)
      75,000 American Skiing Co. ..............................          525,000
                                                                  --------------

             OIL/ENERGY - 0.5%
      35,000 *Barrett Resources Corp. .........................          706,563
      40,000 *COHO Energy, Inc. ...............................          193,750
      60,000 *Global Marine, Inc. .............................          663,750
      30,000 KN Energy, Inc. ..................................        1,537,500
      50,000 *Noble Drilling Corp. ............................          737,500
      20,000 Penn Virginia Corp. ..............................          438,750
     242,600 Precision Drilling Corp. .........................        3,047,662
     118,590 Tosco Corp. ......................................        2,549,685
                                                                  --------------
                                                                       9,875,160
                                                                  --------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

             OIL FIELD SERVICES - 0.5%
      35,000 ENSCO International, Inc. ........................   $      378,438
     140,000 *Global Industries Ltd. ..........................        1,618,750
     170,000 *Hvide Marine, Inc. Cl. A.........................        1,221,875
      61,500 Lufkin Industries, Inc. ..........................        1,599,000
      34,000 *Oceaneering International, Inc. .................          484,500
     100,000 *Offshore Logistics, Inc. ........................        1,262,500
     118,000 *R & B Falcon Corp. ..............................        1,416,000
      30,000 Stolt Comex Seaway SA ADR.........................          258,750
      60,000 *Stolt Comex Seaway, SA...........................          577,500
                                                                  --------------
                                                                       8,817,313
                                                                  --------------

             PAPER & PACKAGING - 0.4%
      31,815 Kimberly-Clark Corp. .............................        1,288,508
     107,000 St. Joe Corp. ....................................        2,554,625
     186,662 Wausau Mosinee Paper Corp. .......................        2,683,266
                                                                  --------------
                                                                       6,526,399
                                                                  --------------

             PUBLISHING, BROADCASTING &
              ENTERTAINMENT - 6.5%
      29,500 Banta Corp. ......................................          803,875
     504,000 Belo (A.H.) Corp. Ser. A .........................       10,080,000
     150,000 Cadmus Communications Corp. ......................        2,925,000
      45,000 *Chancellor Media Corp. ..........................        1,501,875
   1,714,000 *Clear Channel Communications, Inc................       81,415,000
      10,000 Gaylord Entertainment Co. ........................          298,125
     205,800 *Jacor Communications, Inc. ......................       10,418,625
     137,500 *Obie Media Corp. ................................        1,615,625
     190,000 Wiley (John) & Sons, Inc. Cl. A...................       11,673,125
                                                                  --------------
                                                                     120,731,250
                                                                  --------------

             REAL ESTATE - 1.7%
     141,460 *Alexander's, Inc. REIT...........................       10,857,055
      46,200 Apartment Investment & Management Co..............
              Cl. A REIT.......................................        1,744,050
     172,500 *Candlewood Hotel Co., Inc. ......................        1,056,562
      54,000 Chelsea GCA Realty, Inc. REIT.....................        1,849,500
      78,000 Del Webb Corp. ...................................        1,642,875
      75,000 Entertainment Properties Trust REIT...............        1,387,500
      19,062 Equity Residential Properties
              Trust REIT.......................................          804,178
      20,000 Forest City Enterprises, Inc. ....................          420,000
      47,400 *FRP Properties, Inc. ............................        1,048,725
      73,900 *Grubb & Ellis Co. ...............................          646,625
       2,090 Horizon Group Properties, Inc. REIT...............            4,964
     120,000 *Host Marriott Corp. .............................        1,522,500
      20,000 Irvine Apartment Communities, Inc.
              REIT.............................................          537,500
      32,600 *John Q. Hammons Hotels, Inc. Cl. A...............          146,700
      70,000 LNR Property Corp. ...............................        1,351,875
      81,200 Newhall Land & Farming Co. .......................        1,898,050
      51,783 Oxford Properties Group Inc. .....................          526,164
     441,661 *Prime Hospitality Corp. .........................        3,091,627
      29,850 Prime Retail, Inc. ...............................          292,903
     115,000 *Servico, Inc. ...................................          862,500
                                                                  --------------
                                                                      31,691,853
                                                                  --------------

             RETAILING & WHOLESALE - 2.2%
     145,000 Avnet, Inc. ......................................   $    5,337,812
     199,000 *Cole National Corp. Cl. A........................        4,141,687
     120,000 *Costco Companies, Inc. ..........................        5,685,000
      32,730 CVS Corp. ........................................        1,433,983
      98,200 Dillards, Inc. ...................................        2,780,288
      10,000 Ethan Allen Interiors, Inc. ......................          362,500
     236,800 Fingerhut Companies, Inc. ........................        2,604,800
     100,000 Finish Line, Inc. Cl. A...........................          931,250
      50,000 *Footstar, Inc. ..................................        1,134,375
      80,000 *Home Products International, Inc. ...............          680,000
     151,600 *Jones Apparel Group, Inc. .......................        3,477,325
      29,500 *Payless Shoesource, Inc. ........................        1,220,563
     167,078 *Saks, Inc. ......................................        3,748,813
     402,000 Seaway Food Town, Inc.**..........................        5,577,750
      50,000 *Tommy Hilfiger Corp. ............................        2,050,000
                                                                  --------------
                                                                      41,166,146
                                                                  --------------

             TELECOMMUNICATION SERVICES &
              EQUIPMENT - 0.3%
      40,000 ADC Telecommunications, Inc. .....................          845,000
     158,000 *Aspect Telecommunications Corp. .................        3,792,000
      55,000 Scientific Atlanta, Inc. .........................        1,161,875
                                                                  --------------
                                                                       5,798,875
                                                                  --------------

             THRIFT INSTITUTIONS - 0.7%
     185,100 First Palm Beach Bancorp, Inc. ...................        6,478,500
      73,500 *Hawthorne Financial Corp. .......................        1,111,687
     148,500 Maryland Federal Bancorp, Inc. ...................        5,346,000
                                                                  --------------
                                                                      12,936,187
                                                                  --------------

             TRANSPORTATION - 1.9%
     125,000 ASA Holdings, Inc. ...............................        4,437,500
      97,900 Comair Holdings, Inc. ............................        2,814,625
      78,000 Delta Air Lines, Inc. ............................        7,585,500
      41,400 GATX Corp. .......................................        1,368,788
     217,465 *Heartland Express, Inc. .........................        3,588,172
     645,250 Southwest Airlines Co. ...........................       12,905,000
     120,000 U.S. Freightways Corp. ...........................        2,385,000
                                                                  --------------
                                                                      35,084,585
                                                                  --------------
             Total Common Stocks
              (cost $851,112,658)..............................    1,522,112,452
                                                                  --------------

 CONVERTIBLE PREFERRED - 0.0% (A)

             REAL ESTATE - 0.0% (A)
      10,000 Prime Retail, Inc. ...............................          170,000
                                                                  --------------
             Total Convertible Preferred
              (cost $381,196)..................................          170,000
                                                                  --------------



--------------------------------------------------------------------------------
  Principal
   Amount
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 20.0%

             COMMERCIAL PAPER - 14.6%
 $27,000,000 Aluminum Co. America
              5.51%, 10/30/98..................................       26,880,157
  12,650,000 Aristar, Inc.
              5.35%, 11/10/98..................................       12,574,803

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Evergreen Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - CONTINUED

             COMMERCIAL PAPER - CONTINUED
 $20,600,000 Avon Capital Corp. 5.48%, 11/9/98..................  $   20,477,705
  16,350,000 BHF Finance
              5.52%, 10/1/98....................................      16,350,000
  22,000,000 BMW U.S. Capital Corp.
              5.50%, 10/13/98...................................      21,959,667
   7,300,000 BTR Dunlop Finance, Inc.
              5.50%, 11/19/98...................................       7,245,351
             Duke Capital Corp.:
   9,850,000 5.53%, 10/6/98.....................................       9,842,435
   7,075,000 5.53%, 10/8/98.....................................       7,067,392
   8,750,000 Great Lakes Chemical Corp. 5.50%,
              10/1/98...........................................       8,750,000
   6,725,000 International Business Machines
              5.50%, 10/22/98...................................       6,703,424
   2,640,000 Oil Insurance Limited
              5.52%, 10/20/98...................................       2,632,309
  16,000,000 Old Line Funding Corp.
              5.52%, 11/4/98....................................      15,916,587
             Park Avenue Recreation Corp.:
  17,200,000 5.37%, 11/16/98....................................      17,081,979
   3,700,000 5.52%, 10/28/98....................................       3,684,682
  46,700,000 Republic Industries Funding Corp.
              5.54%, 10/29/98...................................      46,498,775
   7,500,000 Sharp Electronics Corp.
              5.65%, 11/10/98...................................       7,452,917
             Sothebys Inc.:
   4,900,000 5.52%, 11/5/98.....................................       4,873,703
   5,680,000 5.53%, 11/6/98.....................................       5,648,590
   2,900,000 Southern Co.
              5.50%, 10/15/98...................................       2,893,797
   4,500,000 Star Marketers Acceptance Corp.
              5.55%, 10/27/98...................................       4,481,962
  11,600,000 Triple A One Funding Corp. 5.53%,
              10/27/98..........................................      11,553,671
   8,450,000 TRW, Inc.
              5.53%, 10/14/98...................................       8,433,126
                                                                  --------------
                                                                     269,003,032
                                                                  --------------

             U.S. GOVERNMENT AGENCY
               OBLIGATIONS - 5.4%
  50,000,000 Federal Home Loan Bank Consolidated
              Discount Notes 5.10%, 11/4/98.....................      49,759,167
  50,000,000 Federal Home Loan Mortgage Discount
              Notes 5.45%, 10/14/98.............................      49,901,597
                                                                  --------------
                                                                      99,660,764
                                                                  --------------
             Total Short-Term Investments
              (cost $368,663,796)...............................     368,663,796
                                                                  --------------

             TOTAL INVESTMENTS -
              (COST $1,220,157,650)....................   102.4%  1,890,946,248

             OTHER ASSETS AND LIABILITIES - NET........    (2.4)    (43,616,230)
                                                          -----  --------------
             NET ASSETS -..............................   100.0% $1,847,330,018
                                                          =====  ==============

 *  Non-Income Producing Securities.
** Investment in non-controlled affiliate holding over 5% of outstanding voting shares. At September 30, 1998, the Fund held investments in the following securities:

                                                                       DIVIDENDS
       SECURITY NAME         SHARES         COST          VALUE         EARNED
   -----------------------------------------------------------------------------
   Cornerstone Bank          109,318     $1,089,310     $2,261,516      $34,385
   Seaway Food Town, Inc.    402,000      1,563,474      5,577,750       64,320
   Surety Capital Corp.      410,000      1,559,388      1,101,875           --

 + No market quotation available. Valued at fair value as determined in good faith under procedures established by the Funds' Board of Trustees.
(a) Less than one-tenth percent.

SUMMARY OF ABBREVIATIONS:
ADR  American Depository Receipt
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                Micro Cap Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 94.4%

            BANKS - 11.9%
     38,720 BT Financial Corp. ...................................   $ 1,045,440
     20,000 CNB Financial Corp. ..................................       400,000
      2,500 First Keystone Financial, Inc ........................        34,063
     40,000 First Oak Brook Bancshares, Inc. Cl. A................       790,000
      2,964 First West Virginia Bancorp, Inc. ....................        75,397
     40,495 Independent Bank Corp. ...............................       895,952
     14,500 Northern States Financial Corp. ......................       397,844
      7,500 Peoples Bancorp, Inc. ................................       194,062
     20,000 Second Bancorp, Inc. .................................       520,000
     47,587 Washington Trust Bancorp, Inc. .......................     1,014,198
     41,875 West Coast Bancorp, Inc. (Ore.).......................       701,406
                                                                     -----------
                                                                       6,068,362
                                                                     -----------

            BUILDING, CONSTRUCTION &
              FURNISHINGS - 11.2%
     15,000 American Woodmark Corp. ..............................       380,625
     28,250 Cavalier Homes, Inc. .................................       263,078
     25,000 *Crossmann Communities, Inc. .........................       503,125
     25,000 Decorator Industries, Inc. ...........................       187,500
     55,000 *Genlyte Group, Inc. .................................     1,127,500
     45,000 *Koala Corp. .........................................       596,250
     15,500 *M/I Schottenstein Homes, Inc. .......................       286,750
     52,000 *Mity Lite, Inc. .....................................       825,500
     50,000 *Modtech, Inc. .......................................       875,000
     40,000 *Stanley Furniture Co., Inc. .........................       695,000
                                                                     -----------
                                                                       5,740,328
                                                                     -----------

            BUSINESS EQUIPMENT &
             SERVICES - 3.4%
     50,000 *Equitrac Corp. ......................................       925,000
     20,000 *Execustay Corp. .....................................       180,000
     89,750 General Employment Enterprises, Inc. .................       628,250
                                                                     -----------
                                                                       1,733,250
                                                                     -----------

            CHEMICAL & AGRICULTURAL
             PRODUCTS - 3.2%
     66,000 Balchem Corp. ........................................       585,750
     52,100 Chase Corp. ..........................................       514,487
     46,318 Hawkins Chemical, Inc. ...............................       463,180
     56,000 *Top Air Manufacturing, Inc. .........................        98,000
                                                                     -----------
                                                                       1,661,417
                                                                     -----------

            CONSUMER PRODUCTS &
             SERVICES - 7.1%
     35,000 Cooker Restaurant Corp. ..............................       341,250
     31,000 *Escalade Inc. .......................................       620,000
    104,000 First Years, Inc. ....................................     1,482,000
     72,400 *Fountain Power Boat Industries, Inc. ................       452,500
     72,500 *Play By Play Toys & Novelties, Inc. .................       761,250
                                                                     -----------
                                                                       3,657,000
                                                                     -----------

            ELECTRICAL EQUIPMENT &
             SERVICES - 5.0%
     30,000 *Ault, Inc. ..........................................       146,250
     63,270 *Del Global Technologies Corp. .......................       466,616
     19,200 *Graham Corp. ........................................       216,000
      8,400 L.S. Starrett, Co. Cl. A..............................       289,800
     62,800 *OSI Systems, Inc. ...................................       478,850
      8,500 *Powell Industries, Inc. .............................        65,875
     15,500 Todd-AO Corp. Cl. A...................................       114,313
    110,000 *Vicon Industries, Inc. ..............................       783,750
                                                                     -----------
                                                                       2,561,454
                                                                     -----------

            FINANCE & INSURANCE - 3.1%
     63,500 *ACE Cash Express, Inc. ..............................       762,000
     16,600 *CorVel Corp. ........................................       643,250
     11,804 Grand Premier Financial, Inc. ........................       177,060
                                                                     -----------
                                                                       1,582,310
                                                                     -----------

            FOOD & BEVERAGE PRODUCTS - 1.1%
     28,333 Worthington Foods, Inc. ..............................       548,952
                                                                     -----------

            HEALTHCARE PRODUCTS & SERVICES - 8.5%
    245,000 *Air Methods Corp. ...................................       918,750
     58,000 *Alcide Corp. ........................................     1,004,125
    120,500 *Biosource International, Inc. .......................       376,563
     44,888 Del Laboratories, Inc. ...............................       875,316
     10,000 *Empi, Inc. ..........................................       160,000
     45,000 Kewaunee Scientific Corp. ............................       525,937
     67,800 *Neogen Corp. ........................................       491,550
                                                                     -----------
                                                                       4,352,241
                                                                     -----------

            INDUSTRIAL SPECIALTY PRODUCTS &
             SERVICES - 12.8%
     50,000 *AG Services of America, Inc. ........................       712,500
     44,600 Badger Meter, Inc. ...................................     1,304,550
     11,500 *Benthos, Inc. .......................................        53,906
     20,000 *Chemfab Corp. .......................................       391,875
     14,850 *Ducommun, Inc. ......................................       297,000
     40,000 *General Bearing Corp. ...............................       250,000
     23,000 General Magnaplate Corp. .............................        96,313
     35,000 Gorman Rupp Co. ......................................       551,250
     40,000 *Meade Instruments Corp. .............................       387,500
     53,250 Met-Pro Corp. ........................................       599,062
     22,500 Modern Controls, Inc. ................................       118,125
     71,000 RPC, Inc. ............................................       630,125
     17,500 *Special Devices, Inc. ...............................       570,938
     46,350 World Fuel Services Corp. ............................       576,478
                                                                     -----------
                                                                       6,539,622
                                                                     -----------

            INFORMATION SERVICES &
             TECHNOLOGY - 10.0%
     75,000 *Advanced Communications Systems, Inc. ...............       707,813
     71,200 *American Science & Engineering, Inc. ................       863,300
     15,000 *Analytical Surveys, Inc. ............................       348,750
     29,600 *Diversified Corporate Resources Inc. ................       229,400
     59,500 *Equinox Systems, Inc. ...............................       476,000
     27,000 *Norstan, Inc. .......................................       472,500
     90,300 *Plasma Therm, Inc. ..................................       287,831
     40,000 *SBS Technologies, Inc. ..............................     1,000,000
     50,000 *Tidel Technologies Inc. .............................        78,125
    100,000 *WPI Group, Inc. .....................................       662,500
                                                                     -----------
                                                                       5,126,219
                                                                     -----------

--------------------------------------------------------------------------------
                                  EVERGREEN
                                Micro Cap Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

            OIL/ENERGY - 0.4%
     14,500 *Prima Energy Corp. ..................................   $   213,875
                                                                     -----------

            OIL FIELD SERVICES - 2.6%
     48,500 *Dawson Geophysical Co. ..............................       563,813
     28,000 *Eagle Geophysical, Inc. .............................       194,250
     55,000 *Omni Energy Services Corp. ..........................       567,187
                                                                     -----------
                                                                       1,325,250
                                                                     -----------

            PUBLISHING, BROADCASTING &
             ENTERTAINMENT - 1.0%
     29,420 *Clark (Dick) Productions, Inc. ......................       422,912
     10,000 *Obie Media Corp. ....................................       117,500
                                                                     -----------
                                                                         540,412
                                                                     -----------

            RETAILING & WHOLESALE - 3.7%
     20,000 *Bowlin Outdoor Advertising &
             Travel Centers, Inc. ................................       100,000
     40,000 Craftmade International Inc. .........................       602,500
     20,000 *Kenneth Cole Productions, Inc. Cl. A.................       358,750
     65,000 *Rocky Shoes & Boots, Inc. ...........................       520,000
     45,000 *Shoe Pavilion, Inc. .................................       298,125
                                                                     -----------
                                                                       1,879,375
                                                                     -----------

            TELECOMMUNICATION SERVICES &
              EQUIPMENT - 4.5%
     70,000 *Cognitronics Corp. ..................................       726,250
     98,400 Hickory Tech Corp.....................................     1,156,200
     60,000 *Vari L Inc. .........................................       405,000
                                                                     -----------
                                                                       2,287,450
                                                                     -----------

            THRIFT INSTITUTIONS - 4.6%
     30,000 Horizon Financial Corp. ..............................       405,000
     14,600 Iroquois Bancorp, Inc. ...............................       306,600
     30,710 Parkvale Financial Corp. .............................       913,622
     25,000 *WSFS Financial Corp. ................................       401,563
     19,000 York Financial Corp. .................................       332,500
                                                                     -----------
                                                                       2,359,285
                                                                     -----------

            TRANSPORTATION - 0.3%
      5,100 Kenan Transport Co. ..................................       155,550
                                                                     -----------
            Total Common Stocks
             (cost $45,961,869)...................................    48,332,352
                                                                     -----------

--------------------------------------------------------------------------------
 Principal
   Amount
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 5.1%

            U.S. GOVERNMENT AGENCY
             OBLIGATIONS - 5.1%
            Federal Home Loan Bank Discount Notes:
 $  475,000 5.20%, 10/14/98.......................................       474,108
  1,100,000 5.22%, 10/14/98.......................................     1,097,926
    685,000 5.35%, 10/14/98.......................................       683,677
            Federal Home Loan Mortgage Discount Notes:
    140,000 5.44%, 10/2/98........................................       139,979
    220,000 5.45%, 10/14/98.......................................       219,567
                                                                     -----------
                                                                       2,615,257
                                                                     -----------
            Total Short-Term Investments
             (cost $2,615,257)....................................     2,615,257
                                                                     -----------
            TOTAL INVESTMENTS -
             (COST $48,577,126)............................    99.5%  50,947,609

            OTHER ASSETS AND LIABILITIES - NET.............     0.5      235,037
                                                              -----  -----------
            NET ASSETS -...................................   100.0% $51,182,646
                                                              =====  ===========

* Non-Income Producing Securities.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                  Omega Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998
--------------------------------------------------------------------------------
 Shares                                                                Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 89.9%
         ADVERTISING & RELATED
          SERVICES - 1.4%
 200,000 *Outdoor Systems, Inc...................................   $  3,900,000
                                                                    ------------
         AUTOMOTIVE EQUIPMENT & MANUFACTURING - 1.2%
  40,000 Chrysler Corp...........................................      1,915,000
  35,000 Ford Motor Co...........................................      1,642,812
                                                                    ------------
                                                                       3,557,812
                                                                    ------------
         BANKS - 1.2%
  29,400 BankBoston Corp.........................................        970,200
  35,000 Fleet Financial Group, Inc..............................      2,570,313
                                                                    ------------
                                                                       3,540,513
                                                                    ------------
         BUILDING, CONSTRUCTION &
          FURNISHINGS - 0.7%
 105,000 *Furniture Brands International, Inc. ..................      2,047,500
                                                                    ------------
         BUSINESS EQUIPMENT &
          SERVICES - 2.2%
 120,000 Paychex, Inc. ..........................................      6,172,500
                                                                    ------------
         CHEMICAL & AGRICULTURAL
          PRODUCTS - 2.0%
 100,000 Monsanto Co.............................................      5,637,500
                                                                    ------------
         COMMUNICATION SYSTEMS &
          SERVICES - 1.3%
 140,000 *American Tower Systems Corp............................      3,570,000
                                                                    ------------
         DIVERSIFIED COMPANIES - 2.5%
 130,000 Tyco International Ltd. ................................      7,182,500
                                                                    ------------
         ELECTRICAL EQUIPMENT &
          SERVICES - 3.1%
 110,000 General Electric Co.....................................      8,751,875
                                                                    ------------
         FINANCE & INSURANCE - 7.2%
  25,000 American Express Co. ...................................      1,940,625
  60,000 American International Group, Inc.......................      4,620,000
  23,587 Associates First Capital Corp. Cl. A....................      1,539,052
 100,000 Federal Home Loan Mortgage Corp.........................      4,943,750
 140,000 Greenpoint Financial Corp...............................      4,462,500
  35,000 Lincoln National Corp...................................      2,878,750
                                                                    ------------
                                                                      20,384,677
                                                                    ------------
         HEALTHCARE PRODUCTS &
          SERVICES - 11.8%
  54,250 Cardinal Health, Inc....................................      5,601,313
  65,000 HBO & Co................................................      1,878,906
 281,250 *Health Management Associates,
          Inc. Cl. A.............................................      5,132,813
 115,000 IMS Health, Inc.........................................      7,122,812
  75,000 Medtronic, Inc..........................................      4,340,625
  94,100 Omnicare, Inc...........................................      3,317,025
 100,000 *Steris Corp............................................      2,828,125
  82,700 *Universal Health Services, Inc. Cl. B..................      3,452,725
                                                                    ------------
                                                                      33,674,344
                                                                    ------------

         INFORMATION SERVICES &
          TECHNOLOGY - 16.8%
 134,600 *EMC Corp...............................................      7,697,438
  90,000 *Gateway 2000, Inc......................................      4,691,250
  40,000 Intel Corp..............................................      3,431,250
  45,000 International Business Machines Corp. ..................      5,760,000
 130,000 *Learning Co., Inc......................................      2,575,625
 100,000 *Lycos, Inc.............................................      3,378,125
 125,000 *Microchip Technology, Inc..............................      2,722,656
  63,000 *Microsoft Corp. .......................................      6,935,906
  80,000 *PeopleSoft, Inc........................................      2,612,500
  60,000 *Solectron Corp.........................................      2,880,000
 105,000 *Sun Microsystems, Inc..................................      5,233,594
                                                                    ------------
                                                                      47,918,344
                                                                    ------------
         LEISURE & TOURISM - 0.8%
  90,000 Disney Walt Co. ........................................      2,278,125
                                                                    ------------
         OIL/ENERGY - 3.0%
 108,400 Anadarko Petroleum Corp. ...............................      4,261,475
 115,000 Burlington Resources, Inc...............................      4,298,125
                                                                    ------------
                                                                       8,559,600
                                                                    ------------
         PHARMACEUTICALS - 16.7%
 175,000 American Home Products Corp.............................      9,165,625
 115,000 *Forest Labs Inc........................................      3,953,125
  70,200 Pfizer, Inc.............................................      7,436,812
 140,000 Pharmacia & Upjohn, Inc. ...............................      7,026,250
  90,000 Schering-Plough Corp. ..................................      9,320,625
 140,000 Warner-Lambert Co.......................................     10,570,000
                                                                    ------------
                                                                      47,472,437
                                                                    ------------
         PUBLISHING, BROADCASTING & ENTERTAINMENT - 8.6%
 160,000 CBS Corp................................................      3,880,000
 105,000 *Clear Channel Communications, Inc......................      4,987,500
  70,000 Time Warner, Inc........................................      6,129,375
  85,000 *Viacom, Inc. Cl. B.....................................      4,930,000
 150,000 *World Color Press, Inc.................................      4,650,000
                                                                    ------------
                                                                      24,576,875
                                                                    ------------
         RETAILING & WHOLESALE - 3.2%
 162,500 *Staples, Inc. .........................................      4,778,516
  80,000 Wal-Mart Stores, Inc....................................      4,370,000
                                                                    ------------
                                                                       9,148,516
                                                                    ------------
         TELECOMMUNICATION SERVICES & EQUIPMENT - 6.2%
 250,000 *Antec Corp.............................................      3,859,375
 100,000 *Ascend Communications, Inc. ...........................      4,553,125
  60,000 *Broadcom Corp..........................................      4,252,500
  78,750 *Cisco Systems, Inc. ...................................      4,870,195
                                                                    ------------
                                                                      17,535,195
                                                                    ------------
         Total Common Stocks
          (cost $216,338,856)....................................    255,908,313
                                                                    ------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                                  Omega Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
  Principal
   Amount                                                           Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 9.9%
             REPURCHASE AGREEMENT - 9.9%
 $28,216,000 Keystone Joint
              Repurchase Agreement,
              Investments in
              repurchase agreements, in a joint
              trading account purchased
              9/30/98, 5.60%, maturing 10/1/98,
              maturity value $28,220,389,
              (cost $28,216,000) (a)............................    $ 28,216,000
                                                                    ------------
             Total Short-Term
              Investments
              (cost $28,216,000)................................      28,216,000
                                                                    ------------

             TOTAL INVESTMENTS -
              (COST $244,554,856).........................    99.8%  284,124,313
             OTHER ASSETS AND LIABILITIES - NET...........     0.2       486,890
                                                             -----  ------------
             NET ASSETS...................................   100.0% $284,611,203
                                                             =====  ============


*   Non-Income Producing Securities.
(a) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices plus accrued interest at September 30, 1998.


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Small Company Growth Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 91.6%

             ADVERTISING & RELATED
              SERVICES - 1.9%
     360,400 *ADVO, Inc. ........................................   $  8,807,275
     300,000 *Outdoor Systems Inc. ..............................      5,850,000
                                                                    ------------
                                                                      14,657,275
                                                                    ------------

             AUTOMOTIVE EQUIPMENT &
               MANUFACTURING - 1.5%
     184,100 *Dura Automotive Systems, Inc. .....................      4,786,600
     373,720 *Tower Automotive, Inc. ............................      7,380,970
                                                                    ------------
                                                                      12,167,570
                                                                    ------------

             BANKS - 9.4%
     294,862 *Astoria Financial Corp. ...........................     12,439,490
     318,240 BostonFed Bancorp, Inc. ............................      5,410,080
     206,300 Charter One Financial, Inc. ........................      5,105,925
      30,200 Dime Community Bancorp, Inc. .......................        625,706
     171,370 *Long Island Bancorp, Inc. .........................      8,268,602
     577,620 *North Fork Bancorp, Inc. ..........................     11,552,400
     222,294 Queens County Bancorp, Inc. ........................      5,876,898
     847,235 *Sovereign Bancorp, Inc. ...........................     11,225,864
     559,760 *TCF Financial Corp. ...............................     11,125,230
     104,938 *Westamerica Bancorp ...............................      3,030,085
                                                                    ------------
                                                                      74,660,280
                                                                    ------------

             BUILDING, CONSTRUCTION &
               FURNISHINGS - 0.8%
     100,000 Miller (Herman), Inc. ..............................      1,993,750
     181,700 *Wackenhut Corrections Corp. .......................      4,031,469
                                                                    ------------
                                                                       6,025,219
                                                                    ------------

             BUSINESS EQUIPMENT &
              SERVICES - 5.2%
     175,855 *BISYS Group, Inc. (a)..............................      7,710,143
     909,340 *Comdisco, Inc. ....................................     12,389,757
      37,000 *CSG System International, Inc. ....................      1,640,719
     369,000 *GTS Duratek, Inc. .................................      2,098,688
     127,700 *Mercury Interactive Corp. .........................      5,072,084
     100,000 *Policy Management Systems Corp.....................      4,050,000
      96,300 *Rental Service Corp. ..............................      1,733,400
     150,000 *Superior Consultant, Inc. .........................      6,431,250
                                                                    ------------
                                                                      41,126,041
                                                                    ------------

             CHEMICAL & AGRICULTURAL
              PRODUCTS - 1.0%
     270,940 *OM Group, Inc. ....................................      7,637,121
                                                                    ------------

             CONSUMER PRODUCTS &
              SERVICES - 4.0%
     396,869 *Equity Corp. International.........................      8,929,552
     352,900 *Helen of Troy Ltd. ................................      6,815,381
      16,600 Oneida Ltd.  .......................................        282,200
     101,700 *Rock Of Ages Corp. Cl. A...........................      1,137,769
     124,000 *Russ Berrie & Co., Inc. ...........................      2,363,750
     172,500 *Scotts Co. Cl. A...................................      5,282,813
     182,900 Universal Corp. ....................................      6,538,675
                                                                    ------------
                                                                      31,350,140
                                                                    ------------

             EDUCATION - 6.1%
     100,000 *Apollo Group Inc. .................................   $  2,800,000
       1,500 *Bright Horizons Family Solutions,
              Inc. ..............................................         31,781
     279,600 *CBT Group Public Ltd. .............................      3,783,338
   1,448,600 *Computer Learning Centers, Inc. ...................     11,452,994
   1,024,968 *Devry, Inc. .......................................     24,022,687
      56,400 *Education Management Corp. ........................      2,023,350
     100,000 *ITT Educational Services Inc. .....................      3,200,000
      50,000 Strayer Education, Inc. ............................      1,290,625
                                                                    ------------
                                                                      48,604,775
                                                                    ------------

             ELECTRICAL EQUIPMENT &
              SERVICES - 7.5%
     411,080 *DII Group, Inc. ...................................      4,971,499
     350,000 Lattice Semiconductor Corp. ........................      8,695,312
     237,778 Maxim Integrated Products, Inc. ....................      6,635,492
     200,000 *Microchip Technology, Inc. ........................      4,356,250
     200,000 *Parlex Corp. ......................................      1,831,250
     512,514 *Sipex Corp. .......................................     13,069,107
     100,000 *Sofamor/Danek Group, Inc. .........................      8,900,000
     100,000 *Solectron Corp. ...................................      4,800,000
     200,000 *Windmere Durable Holdings, Inc. ...................      1,125,000
     150,000 *Xilinx, Inc. ......................................      5,245,313
                                                                    ------------
                                                                      59,629,223
                                                                    ------------

             FINANCE & INSURANCE - 6.5%
     100,000 Arthur J. Gallagher & Co. ..........................      4,125,000
     110,670 Delphi Financial Group, Inc. .......................      4,357,631
     100,000 *E Trade Group, Inc. ...............................      1,862,500
     360,000 Federated Investors, Inc. Cl. B.....................      5,175,000
     148,422 *First Alliance Co. ................................        932,276
     250,000 Firstplus Financial Group, Inc. ....................      2,859,375
     248,800 *Freedom Securities Corp. ..........................      3,296,600
     186,023 *HCC Insurance Holdings, Inc. ......................      3,604,196
     200,000 Horace Mann Educators Corp. ........................      6,000,000
     202,500 Leucadia National Corp. ............................      5,935,781
     150,000 Mercury General Corp. ..............................      5,625,000
     199,200 *Ocwen Financial Corp. .............................      1,743,000
      58,200 *Penn-America Group, Inc. ..........................        538,350
     100,000 Reinsurance Group America, Inc. ....................      5,893,750
                                                                    ------------
                                                                      51,948,459
                                                                    ------------

             FOOD & BEVERAGE PRODUCTS - 0.3%
     148,000 *Buffets, Inc. .....................................      1,586,375
      36,900 *Twinlab Corp. .....................................        943,256
                                                                    ------------
                                                                       2,529,631
                                                                    ------------
             HEALTHCARE PRODUCTS &
              SERVICES - 9.5%
      68,900 *Access Health, Inc.................................      2,534,228
     286,000 *Arterial Vascular Engineering, Inc. ...............     10,573,062
      20,500 *Chirex, Inc. ......................................        244,719
     306,000 *Cyberonics, Inc....................................      1,845,563
     131,100 *Envoy Corp. .......................................      2,835,038
     180,000 *Graham Field Health Products, Inc. ................        461,250
     770,358 *Health Management Associates, Inc. Cl..............
              A..................................................     14,059,033

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Small Company Growth Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

             HEALTHCARE PRODUCTS & SERVICES - CONTINUED
     277,585 *Idexx Laboratories, Inc. ..........................   $  6,609,993
     135,620 *Pediatrix Medical Group, Inc. .....................      6,085,947
     165,000 *Renal Care Group, Inc. ............................      4,222,969
      21,200 *Rexall Sundown, Inc. ..............................        328,600
     200,000 *Steris Corp........................................      5,656,250
     200,000 *Sunrise Assisted Living, Inc.......................      6,881,250
     253,380 *Thermo Cardiosystems, Inc..........................      4,054,080
     385,751 *Total Renal Care Holdings, Inc.....................      9,258,024
                                                                    ------------
                                                                      75,650,006
                                                                    ------------
             INDUSTRIAL SPECIALTY PRODUCTS &
              SERVICES - 3.5%
     500,000 *Halter Marine Group, Inc. .........................      5,687,500
     248,300 *Kaydon Corp. ......................................      6,533,394
     882,000 Roper Industries, Inc...............................     15,324,750
                                                                    ------------
                                                                      27,545,644
                                                                    ------------
             INFORMATION SERVICES & TECHNOLOGY -
               12.7%
     150,000 *Acxiom Corp........................................      3,721,875
     173,000 *Avid Technology, Inc...............................      4,092,531
     150,000 *BMC Software, Inc..................................      9,004,687
     250,000 *Broadvision, Inc...................................      2,625,000
     121,000 *CMG Information Services, Inc......................      6,443,250
     150,000 *DAOU Systems, Inc..................................        860,156
     380,000 *Electronics for Imaging, Inc. .....................      8,063,125
     137,800 *FileNet Corp.......................................      1,929,200
     100,000 *IDX Systems Corp...................................      5,271,875
     200,000 *Learning Company, Inc..............................      3,962,500
       3,100 *Lycos, Inc.........................................        104,722
     416,000 *Mapics, Inc. ......................................      9,126,000
     200,000 *Maximus, Inc. .....................................      6,100,000
     100,000 *Network Appliance, Inc.............................      5,068,750
      32,400 *Platinum Software Corp. ...........................        329,063
     210,000 *PMC-Sierra, Inc....................................      6,654,375
      66,300 *Project Software & Development,
              Inc. ..............................................        890,906
     812,300 *Radiant Systems, Inc...............................      6,219,172
     515,816 Safeguard Scientifics, Inc. ........................     13,378,977
     125,000 *Transition Systems, Inc............................      1,039,063
      90,000 *Unisys Corp........................................      2,047,500
     100,000 *Veritas DGC, Inc...................................      1,668,750
      51,997 *Wind River Systems, Inc. ..........................      2,463,358
                                                                    ------------
                                                                     101,064,835
                                                                    ------------
             LEISURE & TOURISM - 1.6%
     240,000 *Gametech International, Inc........................        757,500
     150,000 *Global Vacation Group, Inc.........................      1,078,125
     447,800 *Rio Hotel & Casino, Inc............................      6,185,238
     300,000 *Steiner Leisure Ltd................................      4,668,750
                                                                    ------------
                                                                      12,689,613
                                                                    ------------
             METAL PRODUCTS & SERVICES - 0.3%
     329,700 Maverick Tube Corp..................................      2,266,688
                                                                    ------------
             OIL / ENERGY - 1.3%
   1,307,656 *Newpark Resources, Inc.............................      8,990,135
     100,000 *Seven Seas Petroleum, Inc. ........................      1,037,500
                                                                    ------------
                                                                      10,027,635
                                                                    ------------

             OIL FIELD SERVICES - 0.5%
     360,100 *R & B Falcon Corp..................................      4,321,200
                                                                    ------------
             PHARMACEUTICALS - 0.2%
     100,000 *Millennium Pharmaceuticals.........................      1,718,750
                                                                    ------------
             PUBLISHING, BROADCASTING &
              ENTERTAINMENT - 3.0%
     227,600 *Big Flower Holdings, Inc...........................      5,320,150
      13,200 *Cox Radio, Inc.....................................        463,650
     108,700 *Hearst-Argyle Television, Inc. ....................      3,627,862
     259,000 *Jacor Communications, Inc. ........................     13,103,781
      83,700 *Sinclair Broadcast Group, Inc. Cl. A...............      1,354,894
                                                                    ------------
                                                                      23,870,337
                                                                    ------------
             REAL ESTATE - 0.0% (B)
       4,900 *Host Marriott Corp.................................         62,169
                                                                    ------------
             RETAILING & WHOLESALE - 6.4%
     300,000 *AnnTaylor Stores Corp..............................      6,093,750
      55,500 *Brylane, Inc. .....................................        888,000
   1,002,480 *Corporate Express, Inc. ...........................     11,935,777
     124,200 *Cutter & Buck, Inc.................................      2,879,888
     150,000 Ethan Allen Interiors, Inc..........................      5,437,500
     231,900 *Gadzooks, Inc. ....................................      2,116,088
     200,000 *Good Guys, Inc.....................................      1,168,750
     186,500 *Goodys Family Clothing, Inc........................      2,232,172
     103,500 *Kenneth Cole Productions, Inc. Cl. A...............      1,856,531
     352,500 Pier 1 Imports, Inc.................................      2,643,750
     140,000 *REX Stores Corp....................................      1,487,500
     200,000 Ross Stores, Inc....................................      5,762,500
     400,000 *Stage Stores, Inc..................................      4,875,000
     100,000 Talbots, Inc........................................      1,787,500
                                                                    ------------
                                                                      51,164,706
                                                                    ------------
             TELECOMMUNICATION SERVICES &
              EQUIPMENT - 4.5%
     500,000 *Advanced Fibre Communications......................      3,421,875
     345,000 *Antec Corp. .......................................      5,325,937
      79,000 *Esprit Telecom Group, Plc, ADR.....................      2,044,125
     211,600 *LCC International, Inc. ...........................      1,005,100
     800,000 Premiere Technologies, Inc. ........................      3,800,000
     566,400 Scientific Atlanta, Inc.............................     11,965,200
     251,800 *Univision Communications, Inc. Cl. A...............      7,491,050
      50,000 *Viatel, Inc........................................        528,125
                                                                    ------------
                                                                      35,581,412
                                                                    ------------
             TRANSPORTATION - 1.3%
     112,700 *ASA Holdings, Inc. ................................      3,986,763
     150,399 *Coach USA, Inc.....................................      3,712,975
     141,900 *Covenant Transport, Inc. Cl. A.....................      1,605,244
      84,900 *Eagle USA Airfreight, Inc. ........................      1,191,253
                                                                    ------------
                                                                      10,496,235
                                                                    ------------
             UTILITIES - TELEPHONE - 2.6%
     316,000 *McLeod USA, Inc., Cl. A............................      6,873,000
      50,000 *Rural Celluar Corp. Cl. A..........................        606,250

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Small Company Growth Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

             UTILITIES - TELEPHONE - CONTINUED
     345,000 *United States Cellular Corp........................   $ 10,285,312
     150,000 *Vanguard Cellular Systems, Inc. Cl.
              A..................................................      2,831,250
                                                                    ------------
                                                                      20,595,812
                                                                    ------------
             Total Common Stocks
              (cost $738,183,241)................................    727,390,776
                                                                    ------------
 WARRANTS - 0.0% (B)
             LEISURE & TOURISM - 0.0% (B)
      49,395 Casino America, Inc., Warrants Expires
              5/3/2001...........................................            494
                                                                    ------------
             Total Warrants
              (cost $284,412)....................................            494
                                                                    ------------
--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 8.0%
             REPURCHASE AGREEMENT - 8.0%
 $35,000,000 Goldman Sachs Repurchase Agreement purchased
              9/30/98, 5.60%, maturing 10/1/98, maturity value
              $35,005,444 (cost $35,000,000) (c).................   $ 35,000,000
  28,340,000 Keystone Joint Repurchase Agreement Investments in
              repurchase agreements, in a joint trading account,
              purchased 9/30/98, 5.60%, maturing 10/1/98,
              maturity value $28,344,408
              (cost $28,340,000) (d).............................     28,340,000
                                                                    ------------
                                                                      63,340,000
                                                                    ------------
             Total Short-Term Investments (cost $63,340,000).....     63,340,000
                                                                    ------------

             TOTAL INVESTMENTS -
              (COST $801,807,653).........................    99.6%  790,731,270
             OTHER ASSETS AND
              LIABILITIES - NET...........................     0.4     3,164,548
                                                             -----  ------------
             NET ASSETS - ................................   100.0% $793,895,818
                                                             =====  ============

*   Non-Income Producing Securities.
(a) At September 30, 1998, the Fund owned 175,855 shares of common stock of The BISYS Group, Inc. at a cost of $4,437,038. During the twelve months ended September 30, 1998 the Fund earned no dividend income from this investment. These shares were purchased prior to Evergreen Distributors Inc., a wholly owned subsidiary of The BISYS Group,
    Inc., becoming the Fund's principal underwriter and BISYS Fund
    Services, Inc. becoming the Fund's sub-administrator.
(b) Less than one-tenth percent.
(c) At September 30, 1998, the repurchase agreement was fully collateralized by:
    $35,000,000 FNMA, 6.131%, 4/01/35; value including interest - $35,294,148.
(d) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices plus accrued interest at September 30, 1998.

SUMMARY OF ABBREVIATIONS:
ADR  American Depository Receipts

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                             Stock Selector Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

--------------------------------------------------------------------------------
  Shares                                                                Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 95.3%

           AEROSPACE & DEFENSE - 0.5%
   67,800  Boeing Co.............................................   $  2,326,388
                                                                    ------------
           AUTOMOTIVE EQUIPMENT &
             MANUFACTURING - 0.8%
   48,700  Ford Motor Co.........................................      2,285,856
   99,500  Pep Boys-Manny Moe & Jack.............................      1,330,813
                                                                    ------------
                                                                       3,616,669
                                                                    ------------
           BANKS - 6.0%
   85,700  BankBoston Corp. .....................................      2,828,100
  152,800  Mellon Bank Corp......................................      8,413,550
  201,600  NationsBank Corp......................................     10,785,600
  113,100  Summit Bancorp........................................      4,241,250
                                                                    ------------
                                                                      26,268,500
                                                                    ------------
           BUILDING, CONSTRUCTION &
            FURNISHINGS - 2.1%
  199,200  Clayton Homes, Inc. ..................................      3,486,000
   47,600  Lennar Corp...........................................      1,062,075
  142,000  Lowe's Companies, Inc.................................      4,517,375
                                                                    ------------
                                                                       9,065,450
                                                                    ------------
           BUSINESS EQUIPMENT &
            SERVICES - 3.2%
  123,200  Lucent Technologies, Inc. ............................      8,508,500
  138,200  Seagate Technology....................................      3,463,637
  153,100  Thermo Electron Corp. ................................      2,306,069
                                                                    ------------
                                                                      14,278,206
                                                                    ------------
           CAPITAL GOODS - 0.2%
   38,500  Case Corp.............................................        837,375
                                                                    ------------
           CHEMICAL & AGRICULTURAL
            PRODUCTS - 2.3%
   84,600  Monsanto Co...........................................      4,769,325
   22,700  Potash Corp. of Saskatchewan, Inc. ...................      1,194,588
  123,800  Praxair, Inc. ........................................      4,046,712
                                                                    ------------
                                                                      10,010,625
                                                                    ------------
           COMMUNICATION SYSTEMS &
            SERVICES - 5.5%
   56,253  *AirTouch Communications, Inc. .......................      3,206,421
  433,800  *MCI WorldCom, Inc. ..................................     21,201,975
                                                                    ------------
                                                                      24,408,396
                                                                    ------------
           CONSUMER PRODUCTS &
            SERVICES - 2.1%
  669,400  Cendant Corp. ........................................      7,781,775
   14,700  Clorox Co. ...........................................      1,212,750
   39,900  USA Detergents, Inc. .................................        319,200
                                                                    ------------
                                                                       9,313,725
                                                                    ------------
           DIVERSIFIED COMPANIES - 1.7%
   95,300  AlliedSignal, Inc.....................................      3,371,237
   36,100  ITT Industries, Inc...................................      1,222,888
   43,900  Textron, Inc..........................................      2,661,438
                                                                    ------------
                                                                       7,255,563
                                                                    ------------
           ELECTRICAL EQUIPMENT &
            SERVICES - 3.3%
  171,400  General Electric Co...................................     13,637,012
   14,300  Honeywell, Inc........................................        916,094
                                                                    ------------
                                                                      14,553,106
                                                                    ------------
           FINANCE & INSURANCE - 12.0%
   74,000  Ace Ltd. .............................................      2,220,000
   54,700  Aetna, Inc............................................      3,801,650
   78,400  American International Group, Inc. ...................      6,036,800
  352,600  Conseco, Inc. ........................................     10,776,338
  438,900  Everest Reinsurance Holdings, Inc. ...................     16,376,456
  160,100  Lehman Brothers Holdings, Inc.........................      4,522,825
  243,000  Travelers Group, Inc..................................      9,112,500
                                                                    ------------
                                                                      52,846,569
                                                                    ------------
           FOOD & BEVERAGE PRODUCTS - 7.1%
  166,505  Canandaigua Wine Co., Inc.............................      6,576,947
  597,600  Chiquita Brands International, Inc. ..................      6,312,150
   32,500  Landry's Seafood Restaurant, Inc. ....................        219,375
  297,600  Nabisco Holdings Corp. Cl. A..........................     10,695,000
   36,100  Pepsico, Inc..........................................      1,062,694
  261,900  RJR Nabisco Holdings Corp. ...........................      6,596,606
                                                                    ------------
                                                                      31,462,772
                                                                    ------------
           HEALTHCARE PRODUCTS &
            SERVICES - 9.7%
  171,500  American Home Products Corp...........................      8,982,312
  200,800  *Boston Scientific Corp...............................     10,316,100
   31,800  Bristol-Myers Squibb Co. .............................      3,303,225
  524,900  *MedPartners, Inc. ...................................      1,705,925
  277,800  Mylan Laboratories, Inc...............................      8,195,100
   62,380  Pfizer, Inc. .........................................      6,608,381
   91,700  U.S Surgical Corp. ...................................      3,822,744
                                                                    ------------
                                                                      42,933,787
                                                                    ------------
           INDUSTRIAL SPECIALTY PRODUCTS &
            SERVICES - 2.8%
   99,600  Browning Ferris Industries, Inc. .....................      3,012,900
   59,600  Magna International, Inc. Cl. A.......................      3,464,250
  352,600  United States Filter Corp. ...........................      5,641,600
                                                                    ------------
                                                                      12,118,750
                                                                    ------------
           INFORMATION SERVICES &
            TECHNOLOGY - 9.6%
  108,400  America Online, Inc. Delaware.........................     12,059,500
   83,300  Computer Associates International,
            Inc. ................................................      3,082,100
  155,100  *Microsoft Corp. .....................................     17,070,694
  151,500  Storage Technology Corp. .............................      3,853,781
   97,300  Texas Instruments, Inc. ..............................      5,132,575
  165,900  VLSI Technology, Inc..................................      1,264,987
                                                                    ------------
                                                                      42,463,637
                                                                    ------------
           LEISURE & TOURISM - 0.5%
  128,100  Hilton Hotels Corp. ..................................      2,185,706
                                                                    ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                             Stock Selector Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
 COMMON STOCKS - CONTINUED

           METAL PRODUCTS & SERVICES - 1.1%
   129,470 Crown Cork & Seal Co., Inc. ..........................   $  3,463,322
   109,100 Freeport McMoran Copper & Gold,
            Inc., Cl. B..........................................      1,295,563
                                                                    ------------
                                                                       4,758,885
                                                                    ------------
           OIL / ENERGY - 7.0%
    68,400 Apache Corp. .........................................      1,833,975
    77,696 British Petroleum Plc, ADR............................      6,778,997
   200,100 Mobil Corp............................................     15,195,094
    59,800 Triton Energy Ltd. ...................................        594,263
   188,600 USX Marathon Group....................................      6,683,512
                                                                    ------------
                                                                      31,085,841
                                                                    ------------
           OIL FIELD SERVICES - 0.6%
    99,600 *R & B Falcon Corp. ..................................      1,195,200
    64,000 Tidewater, Inc. ......................................      1,328,000
                                                                    ------------
                                                                       2,523,200
                                                                    ------------
           PHARMACEUTICALS - 0.8%
    73,500 Human Genome Sciences, Inc. ..........................      2,205,000
    86,300 ICN Pharmaceuticals, Inc. ............................      1,510,250
                                                                    ------------
                                                                       3,715,250
                                                                    ------------
           PUBLISHING, BROADCASTING &
            ENTERTAINMENT - 1.8%
    70,100 Emmis Broadcasting Corp. Cl. A........................      2,646,275
   268,600 USA Networks, Inc. ...................................      5,220,912
                                                                    ------------
                                                                       7,867,187
                                                                    ------------
           REAL ESTATE - 0.0% (B)
     7,200 Glenborough Reality Trust, Inc. ......................        153,000
                                                                    ------------
           RETAILING & WHOLESALE - 6.8%
    87,600 Abercrombie & Fitch Co. ..............................      3,854,400
   217,100 Corporate Express, Inc. ..............................      2,591,631
   273,105 Fred Meyer, Inc. .....................................     10,616,957
   296,200 *General Nutrition Companies, Inc. ...................      3,202,663
    98,200 IMC Global, Inc.......................................      1,902,625
    34,300 Kroger Co.............................................      1,715,000
   275,902 *Saks, Inc............................................      6,190,551
                                                                    ------------
                                                                      30,073,827
                                                                    ------------
           TELECOMMUNICATION SERVICES
             & EQUIPMENT - 2.4%
    19,525 Leap Wireless International, Inc. ....................         91,523
   234,800 Metromedia International Group, Inc. .................        909,850
   78,100  Qualcomm, Inc. .......................................      3,743,919
  187,400  *Qwest Communications
            International, Inc...................................      5,867,963
                                                                    ------------
                                                                      10,613,255
                                                                    ------------
           TRANSPORTATION - 1.3%
   63,600  Burlington Northern
            Santa Fe Corp. ......................................      2,035,200
    7,600  Canadian National
            Railway Co. .........................................        339,150
   36,100  CNF Transportation,
            Inc..................................................      1,051,412
   22,000  Delta Air Lines, Inc..................................      2,139,500
                                                                    ------------
                                                                       5,565,262
                                                                    ------------
           UTILITIES - ELECTRIC - 3.4%
  223,900  AES Corp. ............................................      8,298,295
  135,800  Calenergy, Inc. ......................................      3,598,700
   44,800  FPL Group, Inc. ......................................      3,122,000
                                                                    ------------
                                                                      15,018,995
                                                                    ------------
           UTILITIES - TELEPHONE - 0.7%
   49,200  *McLeod USA, Inc., Cl.
            A....................................................      1,076,250
  155,600  Star Telecommunications, Inc. ........................      1,925,550
                                                                    ------------
                                                                       3,001,800
                                                                    ------------
           Total Common Stocks
            (cost $418,849,083)..................................    420,321,726
                                                                    ------------
 PREFERRED STOCKS - 1.8%
           PUBLISHING, BROADCASTING
            & ENTERTAINMENT - 1.8%
  355,200  News Corp. Ltd. ......................................      7,947,600
                                                                    ------------
           Total Preferred Stocks
            (cost $7,558,657)....................................      7,947,600
                                                                    ------------
--------------------------------------------------------------------------------
 Principal
   Amount
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS - 1.2%

            REPURCHASE AGREEMENT - 1.2%
 $5,340,608 Dresdner Bank AG 5.00%, purchased
             9/30/98, maturing 10/1/98, maturity
             value $5,341,350
             (cost $5,340,608) (a)...............................      5,340,608
                                                                    ------------
            Total Short-Term Investments
             (cost $5,340,608)...................................      5,340,608
                                                                    ------------

            TOTAL INVESTMENTS -
             (COST $431,748,348)..........................    98.3%  433,609,934
            OTHER ASSETS AND
             LIABILITIES - NET............................     1.7     7,705,560
                                                             -----  ------------
            NET ASSETS - .................................   100.0% $441,315,494
                                                             =====  ============

*   Non-Income Producing Securities.
(a) At September 30, 1998, the repurchase agreement was collateralized by: $5,315,000 U.S. Treasury Notes, 5.62%, 12/31/99; value including accrued interest - $5,451,184.
(b) Less than one-tenth percent.

SUMMARY OF ABBREVIATIONS:
ADR  American Depository Receipts

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Strategic Growth Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                               September 30, 1998

--------------------------------------------------------------------------------
   Shares                                                            Value
--------------------------------------------------------------------------------
 COMMON STOCKS - 92.2%

            AUTOMOTIVE EQUIPMENT &
              MANUFACTURING - 1.3%
  115,000   Chrysler Corp. ......................................   $  5,505,625
  120,000   Ford Motor Co. ......................................      5,632,500
                                                                    ------------
                                                                      11,138,125
                                                                    ------------
            BANKS - 1.7%
  183,400   BankBoston Corp......................................      6,052,200
  110,000   Fleet Financial Group, Inc. .........................      8,078,125
                                                                    ------------
                                                                      14,130,325
                                                                    ------------
            BUILDING, CONSTRUCTION &
              FURNISHINGS - 0.6%
  275,000   *Furniture Brands International, Inc. ...............      5,362,500
                                                                    ------------
            BUSINESS EQUIPMENT &
             SERVICES - 1.8%
  297,500   Paychex, Inc. .......................................     15,302,656
                                                                    ------------
            CHEMICAL & AGRICULTURAL
             PRODUCTS - 1.7%
  255,000   Monsanto Co. ........................................     14,375,625
                                                                    ------------
            COMMUNICATION SYSTEMS & SERVICES - 1.5%
  255,000   *MCI WorldCom, Inc...................................     12,471,094
                                                                    ------------
            DIVERSIFIED COMPANIES - 1.9%
  281,600   Tyco International Ltd. .............................     15,558,400
                                                                    ------------
            ELECTRICAL EQUIPMENT &
             SERVICES - 3.4%
  355,000   General Electric Co. ................................     28,244,688
                                                                    ------------
            FINANCE & INSURANCE - 7.6%
   80,000   American Express Co. ................................      6,210,000
  157,500   American International Group, Inc. ..................     12,127,500
   72,073   Associates First Capital Corp. Cl. A.................      4,702,763
  280,000   Federal Home Loan Mortgage Corp. ....................     13,842,500
  430,000   Greenpoint Financial Corp............................     13,706,250
  110,000   Lincoln National Corp................................      9,047,500
   97,500   Travelers Group, Inc.................................      3,656,250
                                                                    ------------
                                                                      63,292,763
                                                                    ------------
            FOOD & BEVERAGE PRODUCTS - 0.8%
  115,000   Coca Cola Co.........................................      6,626,875
                                                                    ------------
            HEALTHCARE PRODUCTS &
             SERVICES - 13.7%
  141,200   Cardinal Health, Inc. ...............................     14,578,900
  192,500   HBO & Co. ...........................................      5,564,453
  510,000   *Health Management Associates,
             Inc. Cl. A..........................................      9,307,500
  250,000   IMS Health, Inc......................................     15,484,375
  165,000   Lilly (Eli) & Co. ...................................     12,921,563
  225,000   Medtronic, Inc. .....................................     13,021,875
  323,700   Omnicare, Inc. ......................................     11,410,425
  400,000   Pharmacia & Upjohn, Inc. ............................     20,075,000
  435,000   *Tenet Healthcare Corp. .............................     12,506,250
                                                                    ------------
                                                                     114,870,341
                                                                    ------------

            INFORMATION SERVICES &
              TECHNOLOGY - 15.5%
  210,000   *BMC Software, Inc. .................................     12,606,563
  410,600   *EMC Corp. ..........................................     23,481,187
  300,000   *Gateway 2000, Inc. .................................     15,637,500
  125,000   Intel Corp...........................................     10,722,656
  140,000   International Business Machines Corp. ...............     17,920,000
  275,000   *Microchip Technology, Inc. .........................      5,989,844
  190,000   *Microsoft Corp. ....................................     20,917,813
  175,000   *Solectron Corp......................................      8,400,000
  275,000   *Sun Microsystems, Inc. .............................     13,707,031
                                                                    ------------
                                                                     129,382,594
                                                                    ------------
            LEISURE & TOURISM - 0.9%
  292,500   Disney Walt Co. .....................................      7,403,906
                                                                    ------------
            OIL / ENERGY - 9.2%
  150,000   Amoco Corp. .........................................      8,081,250
  303,400   Anadarko Petroleum Corp. ............................     11,927,413
  340,000   Burlington Resources, Inc. ..........................     12,707,500
  215,000   Exxon Corp. .........................................     15,090,312
  100,000   Mobil Corp...........................................      7,593,750
  250,000   Texaco, Inc..........................................     15,671,875
  165,000   Unocal Corp..........................................      5,981,250
                                                                    ------------
                                                                      77,053,350
                                                                    ------------
            PHARMACEUTICALS - 13.7%
  510,000   American Home Products Corp. ........................     26,711,250
  222,800   Pfizer, Inc..........................................     23,602,875
  260,000   Schering-Plough Corp. ...............................     26,926,250
  400,000   *Shire Pharmaceuticals Group Plc. ...................      8,675,000
  380,000   Warner-Lambert Co. ..................................     28,690,000
                                                                    ------------
                                                                     114,605,375
                                                                    ------------
            PUBLISHING, BROADCASTING &
             ENTERTAINMENT - 8.8%
  475,000   CBS Corp.............................................     11,518,750
  275,000   *Clear Channel Communications, Inc. .................     13,062,500
  110,000   *Tele Communications, Inc. ..........................      4,307,187
  200,000   Time Warner, Inc. ...................................     17,512,500
  270,000   *Viacom, Inc. Cl. B..................................     15,660,000
  370,000   *World Color Press, Inc. ............................     11,470,000
                                                                    ------------
                                                                      73,530,937
                                                                    ------------
            RETAILING & WHOLESALE - 4.5%
  235,000   CVS Corp. ...........................................     10,295,937
  482,500   *Staples, Inc. ......................................     14,188,516
  250,000   Wal-Mart Stores, Inc. ...............................     13,656,250
                                                                    ------------
                                                                      38,140,703
                                                                    ------------
            TELECOMMUNICATION SERVICES &
              EQUIPMENT - 3.6%
  285,000   *Ascend Communications, Inc. ........................     12,976,406
  232,500   *Cisco Systems, Inc. ................................     14,378,672
   65,000   *Iridium World Communications, Inc. Cl. A............      2,494,375
                                                                    ------------
                                                                      29,849,453
                                                                    ------------
            Total Common Stocks
             (cost $632,520,201).................................    771,339,710
                                                                    ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Strategic Growth Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                               September 30, 1998

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 CONVERTIBLE DEBENTURES - 0.0% (A)
            IRON & STEEL - 0.0% (A)
 $  180,000 Compania Vale do Rio
             Doce Navegacao SA
             1.00%, 12/31/99.....................................   $         15
                                                                    ------------
            Total Convertible
             Debentures
             (cost $0)...........................................             15
                                                                    ------------
 SHORT-TERM INVESTMENTS - 6.8%
            REPURCHASE AGREEMENT - 6.8%
 50,000,000 Goldman Sachs Repurchase
             Agreement purchased 9/30/98,
             5.60%, maturing 10/1/98, maturity
             value $50,007,778
             (cost $50,000,000) (b)..............................     50,000,000
  7,210,000 Keystone Joint Repurchase
             Agreement Investments in
             repurchase agreements, in a joint
             trading account, purchased 9/30/98,
             5.60%, maturing 10/1/98, maturity
             value $7,211,122
             (cost $7,210,000) (c)...............................      7,210,000
                                                                    ------------
                                                                      57,210,000
                                                                    ------------
            Total Short-Term Investments
             (cost $57,210,000)..................................     57,210,000
                                                                    ------------
            TOTAL INVESTMENTS -
             (COST $689,730,201)..........................    99.0%  828,549,725
            OTHER ASSETS AND
             LIABILITIES - NET............................     1.0     8,216,672
                                                             -----  ------------
            NET ASSETS....................................   100.0% $836,766,397
                                                             =====  ============

*   Non-Income Producing Securities.
(a) Less than one-tenth percent.
(b) At September 30, 1998, the repurchase agreement was fully collateralized by:
    $32,682,000 FNMA, 6.131%, 10/01/32; value including interest -$32,935,340 and $17,318,000 FNMA, 6.131%, 10/01/32; value including interest - $17,452,437.
(c) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices plus accrued interest at September 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Domestic Growth Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                               September 30, 1998

                                                                                      SMALL
                            AGGRESSIVE                                               COMPANY        STOCK
STRATEGIC
                              GROWTH       EVERGREEN     MICRO CAP      OMEGA         GROWTH       SELECTOR
GROWTH
                               FUND           FUND         FUND          FUND          FUND          FUND
FUND
---------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments at value
  (identified cost -
  $134,332,397,
  $1,220,157,650,
  $48,577,126,
  $244,554,856,
  $801,807,653,
  $431,748,348 and
  $689,730,201,
  respectively)..........  $204,595,125  $1,890,946,248 $50,947,609  $284,124,313  $790,731,270  $433,609,934
$828,549,725
 Cash....................           465          26,416      92,830           797            95
12,782          660
 Receivable for
  investments sold.......             0       6,612,960     417,095     3,755,380    16,559,126    14,442,937
11,254,465
 Receivable for Fund
  shares sold............       824,870       2,100,765      47,424       248,094     2,070,141
316,529      305,018
 Dividends and interest
  receivable.............        19,404         968,458      16,744        83,323        63,713
650,785      289,419
 Unamortized
  organization
  expenses...............         9,452               0           0             0             0
0            0
 Prepaid expenses and
  other assets...........        25,589          55,633      18,693        53,412       148,027
58,600       87,225
---------------------------------------------------------------------------------------------------------------------------
   Total assets..........   205,474,905   1,900,710,480  51,540,395   288,265,319   809,572,372   449,091,567
840,486,512
---------------------------------------------------------------------------------------------------------------------------
 LIABILITIES
 Payable for investments
  purchased..............             0       1,058,303     242,856     2,864,344    13,780,148     2,189,707
2,497,239
 Payable for Fund shares
  repurchased............       361,716      50,538,714      22,219       499,960     1,265,088
5,048,361      563,653
 Advisory fee payable....        97,879       1,374,242      41,322       171,812       366,836
238,997      367,236
 Distribution fee
  payable................        27,171         138,993       9,412        96,926       121,880
4,116      115,080
 Due to related
  parties................         3,487               0           0         3,800        14,820
98,714       10,589
 Accrued expenses and
  other liabilities......        21,907         270,210      41,940        17,274       127,782
196,178      166,318
---------------------------------------------------------------------------------------------------------------------------
   Total liabilities.....       512,160      53,380,462     357,749     3,654,116    15,676,554     7,776,073
3,720,115
---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS..............  $204,962,745  $1,847,330,018 $51,182,646  $284,611,203  $793,895,818  $441,315,494
$836,766,397
---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS REPRESENTED
  BY
 Paid-in capital.........  $114,799,483  $1,168,338,213 $47,674,345  $210,183,587  $737,059,904  $347,671,295
$581,723,646
 Undistributed net
  investment income......       (13,651)      1,991,530     (12,286)       (4,940)      (31,807)
231,576      (20,596)
 Accumulated
  undistributed net
  realized gains or
  losses on securities,
  futures contracts and
  foreign currency
  related transactions...    19,914,185       6,211,677   1,150,104    34,863,099    67,944,104    91,551,143
116,243,773
 Net unrealized gains or
  losses on securities
  and foreign currency
  related transactions...    70,262,728     670,788,598   2,370,483    39,569,457   (11,076,383)    1,861,480
138,819,574
---------------------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS......  $204,962,745  $1,847,330,018 $51,182,646  $284,611,203  $793,895,818  $441,315,494
$836,766,397
---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS CONSISTS OF
 Class A.................  $137,776,477  $  182,590,060 $ 4,741,438  $156,219,847  $589,233,330  $ 15,910,099
$706,279,735
 Class B.................    36,301,385     623,644,288   4,235,649   114,068,435   199,876,815       413,056
130,033,248
 Class C.................     2,570,475      12,620,017   3,093,122    13,752,251     4,086,881
--      453,414
 Class Y.................    28,314,408   1,028,475,653  39,112,437       570,670       698,792
424,992,339           --
---------------------------------------------------------------------------------------------------------------------------
                           $204,962,745  $1,847,330,018 $51,182,646  $284,611,203  $793,895,818  $441,315,494
$836,766,397
---------------------------------------------------------------------------------------------------------------------------
 SHARES OUTSTANDING
 Class A.................     6,480,639       8,648,992     238,535     7,266,503   102,955,378       867,445
73,001,272
 Class B.................     1,746,951      29,947,478     219,404     5,612,889    35,096,950        22,664
13,507,691
 Class C.................       123,875         607,099     160,013       675,119       717,391
--       47,090
 Class Y.................     1,319,266      48,390,516   1,951,003        26,492       121,812
23,166,413           --
---------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER
  SHARE
 Class A.................  $      21.26  $        21.11 $     19.88  $      21.50  $       5.72  $      18.34
$       9.67
---------------------------------------------------------------------------------------------------------------------------
 Class A - Offering
  price (based on sales
  charge of 4.75%)         $      22.32  $        22.16 $     20.87  $      22.57  $       6.01  $      19.25
$      10.15
---------------------------------------------------------------------------------------------------------------------------
 Class B.................  $      20.78  $        20.82 $     19.31  $      20.32  $       5.69  $      18.23
$       9.63
---------------------------------------------------------------------------------------------------------------------------
 Class C.................  $      20.75  $        20.79 $     19.33  $      20.37  $       5.70            --
$       9.63
---------------------------------------------------------------------------------------------------------------------------
 Class Y.................  $      21.46  $        21.25 $     20.05  $      21.54  $       5.74  $
18.35           --
---------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Domestic Growth Funds
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                         Year Ended September 30, 1998

                          AGGRESSIVE                                                 SMALL           STOCK
STRATEGIC
                            GROWTH       EVERGREEN     MICRO CAP       OMEGA     COMPANY GROWTH
SELECTOR        GROWTH
                             FUND          FUND           FUND         FUND           FUND
FUND*          FUND
-----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Dividends (net of
  foreign withholding
  taxes of $0,
  $19,485, $0, $319,
  $0, $23,917 and
  $76,459,
  respectively).......   $    356,777  $  14,368,085  $    401,736  $ 2,005,311  $   3,276,542   $   1,414,664
$  7,315,512
 Interest.............         81,217     18,768,768        22,193      828,568      2,909,517
47,371     3,145,575
 Securities lending
  income..............              0              0             0            0        913,249
0             0
-----------------------------------------------------------------------------------------------------------------------------
  Total income........        437,994     33,136,853       423,929    2,833,879      7,099,308       1,462,035
10,461,087
 EXPENSES
 Advisory fee.........      1,390,081     17,536,054       615,473    2,214,127      6,367,129
968,973     4,870,007
 Distribution Plan
  expenses............        812,992      6,797,255        79,603    1,697,051      5,187,679
12,491     3,317,412
 Transfer agent fees..        635,857      4,017,835        97,049      641,820      2,944,028
9,509     1,767,753
 Trustees fees and
  expenses............          3,956         51,288           382        5,723         32,253
1,442        21,940
 Custodian fees.......         66,285        529,231        13,795       84,057        390,606
22,867       380,772
 Administrative
  service fees........         68,149              0             0       50,291        223,424
35,239       155,809
 Professional fees....         32,284         66,617        34,549       24,051         89,868
45,045        40,864
 Printing.............        166,429        938,445         4,630      170,808        681,437
64,076       336,141
 Registration fees....        107,748        209,637        76,137      103,951        222,287
141,793        83,057
 Amortization of
  organization
  expenses............          5,110              0             0            0              0
0             0
 Other................         14,996         51,099        17,678       11,042         65,692
14,311        45,627
-----------------------------------------------------------------------------------------------------------------------------
  Total expenses......      3,303,887     30,197,461       939,296    5,002,921     16,204,403       1,315,746
11,019,382
 Less: Indirectly paid
  expenses............         (2,512)        (9,972)       (3,229)      (2,813)       (51,786)
0       (10,940)
  Fee waivers and/or
   reimbursement from
   investment
   adviser............              0              0             0            0              0
(85,492)            0
-----------------------------------------------------------------------------------------------------------------------------
  Net expenses........      3,301,375     30,187,489       936,067    5,000,108     16,152,617       1,230,254
11,008,442
-----------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT
  INCOME..............     (2,863,381)     2,949,364      (512,138)  (2,166,229)    (9,053,309)
231,781      (547,355)
-----------------------------------------------------------------------------------------------------------------------------
 NET REALIZED AND
  UNREALIZED GAINS OR
  LOSSES ON
  SECURITIES, FUTURES
  CONTRACTS AND
  FOREIGN CURRENCY
  RELATED TRANSACTIONS
 Net realized gains or
  losses on:
  Securities..........     21,129,001     11,080,737     1,277,329   47,348,560     92,508,170      17,941,434
149,288,259
  Futures contracts...              0              0             0            0      3,075,767
0             0
  Foreign currency
   related
   transactions.......              0              0             0            0           (493)
(205)      260,070
-----------------------------------------------------------------------------------------------------------------------------
 Net realized gains or
  losses on
  securities, futures
  contracts, foreign
  currency related
  transactions and
  foreign currency
  related
  transactions........     21,129,001     11,080,737     1,277,329   47,348,560     95,583,444      17,941,229
149,548,329
-----------------------------------------------------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on securities
  and foreign currency
  related
  transactions........    (32,882,258)  (131,256,024)  (14,974,624) (33,661,614)  (507,105,194)   (120,015,197)
(105,851,911)
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gains or
  losses on
  securities, futures
  contracts and
  foreign currency
  related
  transactions........    (11,753,257)  (120,175,287)  (13,697,295)  13,686,946   (411,521,750)   (102,073,968)
43,696,418
-----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE
  (DECREASE) IN NET
  ASSETS RESULTING
  FROM OPERATIONS.....   $(14,616,638) $(117,225,923) $(14,209,433) $11,520,717  $(420,575,059)  $(101,842,187) $
43,149,063
-----------------------------------------------------------------------------------------------------------------------------

* For the three-month period ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Domestic Growth Funds
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                            Year Ended June 30, 1998

                                                                      STOCK
                                                                     SELECTOR
                                                                       FUND
--------------------------------------------------------------------------------
 INVESTMENT INCOME
 Dividends.......................................................  $  6,255,049
 Interest........................................................       348,724
--------------------------------------------------------------------------------
  Total income...................................................     6,603,773
 EXPENSES
 Advisory fee....................................................     4,270,615
 Distribution Plan expenses......................................        49,441
 Transfer agent fees.............................................       179,534
 Custodian fees..................................................           984
 Administrative service fees.....................................     1,442,317
 Professional fees...............................................        63,803
 Printing........................................................        79,413
 Registration fees...............................................        71,862
 Other...........................................................        78,284
--------------------------------------------------------------------------------
  Total expenses.................................................     6,236,253
 Less: Fee waivers and/or expense reimbursements.................      (421,178)
--------------------------------------------------------------------------------
  Net expenses...................................................     5,815,075
--------------------------------------------------------------------------------
 NET INVESTMENT INCOME...........................................       788,698
--------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAINS OR LOSSES ON SECURITIES
 Net realized gains or losses on securities......................    99,737,743
 Net change in unrealized gains or losses on securities..........    10,477,319
--------------------------------------------------------------------------------
 Net realized and unrealized gains or losses on securities.......   110,215,062
--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $111,003,760
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Domestic Growth Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                         Year Ended September 30, 1998

                      AGGRESSIVE                                                     SMALL           STOCK
STRATEGIC
                        GROWTH         EVERGREEN      MICRO CAP       OMEGA      COMPANY GROWTH
SELECTOR        GROWTH
                         FUND            FUND            FUND          FUND           FUND
FUND*          FUND
------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment
  income..........   $  (2,863,381) $     2,949,364  $   (512,138) $ (2,166,229) $   (9,053,309) $     231,781
$    (547,355)
 Net realized
  gains or losses
  on securities,
  futures
  contracts and
  foreign currency
  related
  transactions....      21,129,001       11,080,737     1,277,329    47,348,560      95,583,444     17,941,229
149,548,329
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions....     (32,882,258)    (131,256,024)  (14,974,624)  (33,661,614)   (507,105,194)  (120,015,197)
(105,851,911)
------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations.....     (14,616,638)    (117,225,923)  (14,209,433)   11,520,717    (420,575,059)
(101,842,187)    43,149,063
------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS
 From net
  investment
  income
  Class A.........               0         (756,350)            0             0               0
0              0
  Class B.........               0                0             0             0               0
0     (1,289,169)
  Class Y.........               0       (6,894,401)            0             0               0
0              0
 From net realized
  gains
  Class A.........      (6,090,321)      (3,670,523)     (142,183)  (14,940,773)              0
0              0
  Class B.........      (1,515,887)     (11,529,535)     (114,702)  (10,805,705)   (124,537,167)             0
(113,103,093)
  Class C.........        (134,112)        (199,185)      (57,650)   (1,549,758)              0
0              0
  Class Y.........      (1,606,606)     (23,699,502)   (2,593,995)         (493)              0
0              0
------------------------------------------------------------------------------------------------------------------------------
  Total
   distributions
   to
   shareholders...      (9,346,926)     (46,749,496)   (2,908,530)  (27,296,729)   (124,537,167)             0
(114,392,262)
------------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from
  shares sold.....      68,811,650    2,735,869,664    28,365,456    56,200,250     489,047,720
34,074,181     74,908,829
 Payment for
  shares
  redeemed........    (111,550,305)  (2,543,496,256)  (17,334,111)  (70,377,012)   (834,438,095)   (75,761,134)
(188,432,304)
 Net asset value
  of shares issued
  in reinvestment
  of
  distributions...       8,139,247       40,835,635     2,124,920    25,295,379     105,065,592              0
101,552,338
 Shares issued in
  acquisition of
  Keystone Small
  Company Growth
  Fund II.........               0                0             0             0      33,587,309
0              0
------------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions...     (34,599,408)     233,209,043    13,156,265    11,118,617    (206,737,474)   (41,686,953)
(11,971,137)
------------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets....     (58,562,972)      69,233,624    (3,961,698)   (4,657,395)   (751,849,700)  (143,529,140)
(83,214,336)
 NET ASSETS
 Beginning of
  year............     263,525,717    1,778,096,394    55,144,344   289,268,598   1,545,745,518    584,844,634
919,980,733
------------------------------------------------------------------------------------------------------------------------------
 END OF YEAR......   $ 204,962,745  $ 1,847,330,018  $ 51,182,646  $284,611,203  $  793,895,818  $ 441,315,494  $
836,766,397
------------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment
  income..........   $     (13,651) $     1,991,530  $    (12,286) $     (4,940) $      (31,807) $     231,576
$     (20,596)
------------------------------------------------------------------------------------------------------------------------------

* For the three-month period ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Domestic Growth Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                                 Prior Periods

                      AGGRESSIVE                                                    SMALL           STOCK
STRATEGIC
                        GROWTH        EVERGREEN      MICRO CAP       OMEGA      COMPANY GROWTH    SELECTOR
GROWTH
                      FUND*****       FUND*****      FUND*****      FUND****        FUND***
FUND**          FUND*
-----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment
  income..........   $ (1,900,304) $     7,514,387  $   (209,402) $ (1,130,464) $   (7,065,364) $     788,698
$     655,106
 Net realized
  gains or losses
  on securities
  and foreign
  currency related
  transactions....     12,171,177       36,805,817     3,640,708    17,255,823     110,149,243     99,737,743
80,803,578
 Net change in
  unrealized gains
  or losses on
  securities and
  foreign currency
  related
  transactions....     16,257,433      388,053,134    16,316,906    35,276,768     184,561,753     10,477,319
105,055,036
-----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations.....     26,528,306      432,373,338    19,748,212    51,402,127     287,645,632    111,003,760
186,513,720
-----------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS
 From net
  investment
  income
  Class A.........              0         (454,970)            0             0               0
0              0
  Class B.........              0                0             0             0               0
(3,827)             0
  Class Y.........              0       (5,485,239)            0             0               0
(1,044,935)             0
 From net realized
  gains
  Class A.........              0       (2,174,311)            0    (6,112,342)              0
(2,420,586)             0
  Class B.........              0       (6,498,011)            0    (4,386,128)   (114,171,454)       (16,877)
(59,854,176)
  Class C.........              0         (143,970)            0      (657,041)              0
0              0
  Class Y.........              0      (18,647,833)            0            (1)              0
(69,731,105)             0
-----------------------------------------------------------------------------------------------------------------------------
  Total
   distributions
   to
   shareholders...              0      (33,404,334)            0   (11,155,512)   (114,171,454)   (73,217,330)
(59,854,176)
-----------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from
  shares sold.....    109,161,502    1,988,694,819     7,828,678    43,285,351     243,488,031     86,624,977
120,935,075
 Payment for
  shares
  redeemed........    (99,552,842)  (1,825,979,211)  (14,445,981)  (66,967,170)   (369,839,740)  (137,373,206)
(165,997,292)
 Net asset value
  of shares issued
  in reinvestment
  of
  distributions...              0       28,705,464             0    10,330,073      91,854,430     66,747,336
53,539,767
 Shares issued in
  acquisition of
  Keystone America
  Hartwell
  Emerging Growth
  Fund............     82,227,499                0             0             0               0
0              0
 Shares issued in
  acquisition of
  Keystone Mid-Cap
  Growth Fund (S-
  3)..............              0                0             0             0               0              0
287,967,178
-----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in
   net assets
   resulting from
   capital share
   transactions...     91,836,159      191,421,072    (6,617,303)  (13,351,746)    (34,497,279)    15,999,107
296,444,728
-----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in
    net assets....    118,364,465      590,390,076    13,130,909    26,894,869     138,976,899     53,785,537
423,104,272
 NET ASSETS
 Beginning of
  period..........    145,161,252    1,187,706,318    42,013,435   262,373,729   1,406,768,619    531,059,097
496,876,461
-----------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD....   $263,525,717  $ 1,778,096,394  $ 55,144,344  $289,268,598  $1,545,745,518  $ 584,844,634  $
919,980,733
-----------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment
  income..........   $    (11,041) $     6,784,258  $    (11,658) $     (2,889) $      (16,648) $      28,200
$     985,051
-----------------------------------------------------------------------------------------------------------------------------

* For the eleven-month period ended September 30, 1997. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1997.
**    For the year ended June 30, 1997.
*** For the four-month period ended September 30, 1997. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1997.
**** For the nine-month period ended September 30, 1997. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
***** For the year ended September 30, 1997.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                             Domestic Growth Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                                 Prior Periods

                                               SMALL        STOCK      STRATEGIC
                               OMEGA      COMPANY GROWTH   SELECTOR     GROWTH
                              FUND****        FUND***       FUND**       FUND*
-----------------------------------------------------------------------------------
 OPERATIONS
 Net investment income...   $ (1,563,271) $   (22,139,802) $  2,927  $  (2,412,617)
 Net realized gains or
  losses on securities
  and foreign currency
  related transactions...     35,051,903      117,982,561    66,598     70,337,618
 Net change in unrealized
  gains or losses on
  securities and foreign
  currency related
  transactions...........     (8,092,996)    (279,047,661)   67,597     (7,283,970)
-----------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     25,395,636     (183,204,902)  137,122     60,641,031
-----------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS
 From net investment
  income
  Class A................              0                0       (49)             0
  Class B................              0                0         0       (478,981)
  Class Y................              0                0    (2,858)             0
 From net realized gains
  Class A................    (15,011,932)               0      (977)             0
  Class B................     (9,027,710)    (200,508,632)        0    (22,079,862)
  Class C................     (1,879,136)               0         0              0
  Class Y................              0                0   (35,253)             0
-----------------------------------------------------------------------------------
  Total distributions to
   shareholders..........    (25,918,778)    (200,508,632)  (39,137)   (22,558,843)
-----------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from shares
  sold...................     68,666,813    1,018,919,437    60,154     65,085,209
 Payment for shares
  redeemed...............    (69,108,584)  (1,402,606,782)   39,148   (118,085,204)
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........     24,060,522      168,366,921   (92,231)    20,184,450
 Shares issued in
  acquisition of Keystone
  Hartwell Growth Fund...     18,599,730                0         0              0
-----------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     42,218,481     (215,320,424)    7,071    (32,815,545)
-----------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     41,695,339     (599,033,958)  105,056      5,266,643
 NET ASSETS
 Beginning of period.....    220,678,390    2,005,802,577   426,002    491,609,818
-----------------------------------------------------------------------------------
 END OF PERIOD...........   $262,373,729  $ 1,406,768,619  $531,058  $ 496,876,461
-----------------------------------------------------------------------------------
 Undistributed net
  investment income......   $          0  $        (7,516) $      1  $      85,978
-----------------------------------------------------------------------------------

*    For the year ended October 31, 1996.
** For the year ended June 30, 1997. Values shown in thousands. This Fund was formerly known as the CoreFunds Inc., Core Equity Fund.
***  For the year ended May 31, 1997.
**** For the year ended December 31, 1996.

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements



1. ORGANIZATION

The Evergreen Domestic Growth Funds consist of Evergreen Aggressive Growth Fund ("Aggressive Growth Fund"), Evergreen Fund ("Evergreen Fund"), Evergreen Micro Cap Fund ("Micro Cap Fund"), Evergreen Omega Fund ("Omega Fund"), Evergreen Small Company Growth Fund ("Small Company Growth Fund"), Evergreen Stock Selec-tor Fund ("Stock Selector Fund") and Evergreen Strategic Growth Fund ("Strate-gic Growth Fund"), which are collectively referred to herein as the "Funds". Each Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each Fund is a series of the Evergreen Equity Trust, a Delaware business Trust organized on September 18, 1997.

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a con-tingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class B shares purchased after January 1, 1997 will au-tomatically convert to Class A shares after seven years. Class B shares pur-chased prior to January 1, 1997 retain their existing conversion rights. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates.

2. REORGANIZATION OF EVERGREEN STOCK SELECTOR FUND

Effective on the close of business on July 24, 1998, Stock Selector Fund ac-quired all of the net assets and certain liabilities of the CoreFund Core Eq-uity Fund (the "CoreFund") through a tax-free exchange of shares. Shareholders of Class A, Class B and Class Y shares of the CoreFund became owners of that number of full and fractional shares of Class A, Class B, and Class Y, respec-tively, of Stock Selector Fund having an aggregate net asset value equal to the aggregate net asset value of their shares of the CoreFund immediately prior to the close of business on July 24, 1998. The operating results for prior periods have been carried forward.

3. ACQUISITION INFORMATION

Effective on the close of business on August 14, 1997, Aggressive Growth Fund acquired the net assets of Keystone America Hartwell Emerging Growth Fund, an open-end management investment company registered under the 1940 Act, in an ex-change of shares. The net assets were exchanged through a non-taxable exchange for 3,462,126, 287,735, and 87,678 Class A, Class B and Class C shares, respec-tively, of Aggressive Growth Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $26,393,360. The aggre-gate net assets of Aggressive Growth Fund immediately after the acquisition were $245,798,619.

On April 25, 1996, Omega Fund acquired the net assets of Keystone Hartwell Growth Fund, an open-end management investment company registered under the 1940 Act, in an exchange of Class A, Class B and Class C shares. The net assets of Keystone Hartwell Growth Fund were exchanged through a nontaxable exchange for 910,037, 66,754, and 25,665 Class A, Class B, and Class C shares, respec-tively, of Omega Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $7,665,038. The aggregate net assets of Omega Fund immediately after the acquisition were $255,527,188.

Effective at the close of business on January 2, 1998, Small Company Growth Fund acquired the net assets of Keystone Small Company Growth Fund II, an open-end management investment company registered under the 1940 Act, in an exchange of shares. The net assets were exchanged through a non-taxable exchange for 1,123,086, 2,456,961, 675,716 and 87,676 Class A, Class B, Class C and Class Y
shares, respectively, of Small

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Company Growth Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $490,029. The aggregate net assets of Small Company Growth Fund immediately after the acquisition were $1,340,337,418.

Effective on the close of business on July 17, 1997, Strategic Growth Fund ac-quired the net assets of Keystone Mid-Cap Growth Fund (S-3), an open-end man-agement investment company registered under the 1940 Act, in an exchange of shares. The net assets were exchanged through a non-taxable exchange for 28,278,170 Class B shares of Strategic Growth Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $63,919,167. The aggregate net assets of Strategic Growth Fund immediately af-ter the acquisition were $880,849,984.

4. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
The Funds value securities traded on a national securities exchange or included on the Nasdaq National Market System ("NMS"), at the last reported sales price on the exchange where primarily traded. The Funds value securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. U.S. government obligations held by the Funds are valued at the mean be-tween the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various rela-tionships between similar securities which are generally recognized by institu-tional traders. Securities for which valuations are not available from an inde-pendent pricing service, which may include restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securi-ties pledged falls below the carrying value of the repurchase agreement, in-cluding accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, Omega, Small Company Growth, and Strategic Growth, along with certain other funds managed by Evergreen Investment Management Company (formerly Key-stone Investment Management Company) ("EIMCO"), a subsidiary of First Union, may transfer uninvested cash balances into a joint trading account. These bal-ances are invested in one or more repurchase agreements that are fully collat-eralized by U.S. Treasury and/or federal agency obligations.

C. FOREIGN CURRENCY
The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of ex-change; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain or loss resulting from changes in foreign cur-rency exchange rates is a component of net unrealized gains or losses on secu-rities and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in

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exchange rates include: foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency re-lated transactions and the difference between the amounts of interest and divi-dends recorded on the books of the Funds and the amounts actually received. Such gains and losses are included in realized gains or losses on foreign cur-rency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains or losses on security transactions.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gains or losses on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. FUTURES CONTRACTS
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. SECURITIES LENDING
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing there-on, and the Fund may invest the collateral in portfolio securities, thereby in-creasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

G. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date there-after when the Fund is made aware of the dividend. Foreign income may be sub-ject to foreign withholding taxes which are accrued as applicable. Capital gains realized on some foreign securities maybe subject to foreign taxes and are accrued as applicable.

H. FEDERAL TAXES
The Funds intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Funds will not incur any federal income tax liability since they

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are expected to distribute all of their net investment company taxable income and net realized capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

I. DISTRIBUTIONS
Distributions from net investment income and/or net realized capital gains for the Funds are declared and paid at least annually. Distributions to sharehold-ers are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statements amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for certain distributions received from real estate investment trusts and certain operating expenses.

J. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

K. ORGANIZATION EXPENSES
Organization expenses are amortized over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

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5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest authorized with a $0.001 par value. Shares of beneficial interest of the Funds are cur-rently divided into Class A, Class B, Class C and Class Y. Currently, Stock Se-lector Fund does not have any Class C shares and Strategic Growth Fund does not have any Class Y shares. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

                                        Year Ended September 30,
                             -------------------------------------------------
                                      1998                      1997
                             ------------------------  -----------------------
                               Shares       Amount       Shares      Amount
-------------------------------------------------------------------------------
 CLASS A
 Shares sold................  1,458,678  $ 32,751,533   2,422,550  $47,560,544
 Shares redeemed............ (2,644,186)  (58,974,321) (3,066,636) (61,339,895)
 Shares issued in
  reinvestment of
  distributions.............    256,170     5,566,568           0            0
 Shares issued in
  acquisition of Keystone
  America Hartwell Emerging
  Growth Fund...............          0             0   3,462,126   74,280,008
-------------------------------------------------------------------------------
 Net increase (decrease)....   (929,338)  (20,656,220)  2,818,040   60,500,657
-------------------------------------------------------------------------------
 CLASS B
 Shares sold................    438,746     9,743,538     816,049   16,534,301
 Shares redeemed............   (537,072)  (11,598,031)   (363,564)  (7,410,013)
 Shares issued in
  reinvestment of
  distributions.............     69,204     1,481,656           0            0
 Shares issued in
  acquisition of Keystone
  America Hartwell Emerging
  Growth Fund...............          0             0     287,735    6,092,951
-------------------------------------------------------------------------------
 Net increase (decrease)....    (29,122)     (372,837)    740,220   15,217,239
-------------------------------------------------------------------------------
 CLASS C
 Shares sold................    257,084     5,525,299     147,478    2,974,904
 Shares redeemed............   (311,675)   (6,765,435)   (110,246)  (2,231,375)
 Shares issued in
  reinvestment of
  distributions.............      6,094       130,354           0            0
 Shares issued in
  acquisition of Keystone
  America Hartwell Emerging
  Growth Fund...............          0             0      87,678    1,854,540
-------------------------------------------------------------------------------
 Net increase (decrease)....    (48,497)   (1,109,782)    124,910    2,598,069
-------------------------------------------------------------------------------
 CLASS Y
 Shares sold................    948,746    20,791,280   2,044,324   42,091,753
 Shares redeemed............ (1,556,481)  (34,212,518) (1,390,494) (28,571,559)
 Shares issued in
  reinvestment of
  distributions.............     44,007       960,669           0            0
-------------------------------------------------------------------------------
 Net increase (decrease)....   (563,728)  (12,460,569)    653,830   13,520,194
-------------------------------------------------------------------------------
 Net increase (decrease).... (1,570,685) $(34,599,408)  4,337,000  $91,836,159
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EVERGREEN FUND
--------------------------------------------------------------------------------

                                        Year Ended September 30,
                         ----------------------------------------------------------
                                    1998                          1997
                         ----------------------------  ----------------------------
                           Shares         Amount         Shares         Amount
------------------------------------------------------------------------------------
CLASS A
Shares sold.............  26,892,204  $   635,409,399   10,240,806  $   201,289,910
Shares redeemed......... (25,471,595)    (602,607,887)  (8,297,731)    (163,949,566)
Shares issued in
 reinvestment of
 distributions..........     197,302        4,386,012      141,874        2,555,157
------------------------------------------------------------------------------------
Net increase............   1,617,911       37,187,524    2,084,949       39,895,501
------------------------------------------------------------------------------------
CLASS B
Shares sold.............  11,537,318      271,151,787    9,332,781      179,140,600
Shares redeemed.........  (4,288,369)     (99,320,748)  (2,027,269)     (39,748,674)
Shares issued in
 reinvestment of
 distributions..........     516,498       11,383,615      359,029        6,426,786
------------------------------------------------------------------------------------
Net increase............   7,765,447      183,214,654    7,664,541      145,818,712
------------------------------------------------------------------------------------
CLASS C
Shares sold.............     311,900        7,316,782      166,021        3,177,817
Shares redeemed.........    (105,425)      (2,443,473)    (123,428)      (2,398,358)
Shares issued in
 reinvestment of
 distributions..........       8,349          183,677        7,595          135,795
------------------------------------------------------------------------------------
Net increase............     214,824        5,056,986       50,188          915,254
------------------------------------------------------------------------------------
CLASS Y
Shares sold.............  77,736,786    1,821,991,696   82,859,843    1,605,086,492
Shares redeemed......... (78,332,089)  (1,839,124,148) (83,538,658)  (1,619,882,613)
Shares issued in
 reinvestment of
 distributions..........   1,115,299       24,882,331    1,085,192       19,587,726
------------------------------------------------------------------------------------
Net increase............     519,996        7,749,879      406,377        4,791,605
------------------------------------------------------------------------------------
Net increase............  10,118,178  $   233,209,043   10,206,055  $   191,421,072
------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
MICRO CAP FUND
--------------------------------------------------------------------------------

                                         Year Ended September 30,
                                ---------------------------------------------
                                        1998                   1997
                                ---------------------  ----------------------
                                 Shares     Amount      Shares      Amount
------------------------------------------------------------------------------
CLASS A
Shares sold....................  359,192  $ 9,478,268   115,021  $  2,520,780
Shares redeemed................ (217,436)  (5,670,641)  (75,840)   (1,765,373)
Shares issued in reinvestment
 of distributions..............    5,408      138,923         0             0
------------------------------------------------------------------------------
Net increase...................  147,164    3,946,550    39,181       755,407
------------------------------------------------------------------------------
CLASS B
Shares sold....................  195,624    5,003,162    16,193       358,523
Shares redeemed................  (46,210)  (1,107,294)  (36,249)     (699,297)
Shares issued in reinvestment
 of distributions..............    4,452      111,788         0             0
------------------------------------------------------------------------------
Net increase (decrease)........  153,866    4,007,656   (20,056)     (340,774)
------------------------------------------------------------------------------
CLASS C
Shares sold....................  219,122    5,600,712     8,543       214,527
Shares redeemed................  (71,292)  (1,779,947)     (152)       (3,237)
Shares issued in reinvestment
 of distributions..............    2,222       55,851         0             0
------------------------------------------------------------------------------
Net increase...................  150,052    3,876,616     8,391       211,290
------------------------------------------------------------------------------
CLASS Y
Shares sold....................  325,348    8,283,314   216,277     4,734,848
Shares redeemed................ (335,562)  (8,776,229) (609,034)  (11,978,074)
Shares issued in reinvestment
 of distributions..............   70,343    1,818,358         0             0
------------------------------------------------------------------------------
Net increase (decrease)........   60,129    1,325,443  (392,757)   (7,243,226)
------------------------------------------------------------------------------
Net increase (decrease)........  511,211  $13,156,265  (365,241) $ (6,617,303)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OMEGA FUND
--------------------------------------------------------------------------------

                                     Year Ended September 30,
                          --------------------------------------------------        Year Ended
                                   1998                      1997*               December 31, 1996
                          ------------------------  ------------------------  ------------------------
                            Shares       Amount       Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............   1,365,259  $ 31,279,961     764,570  $ 14,997,288   1,759,793  $ 33,571,953
Shares redeemed.........  (1,928,567)  (43,773,765) (1,812,460)  (35,414,920) (2,381,626)  (44,999,521)
Shares issued in
 reinvestment of
 distributions..........     652,599    13,593,635     292,502     5,545,839     736,752    13,822,516
Shares issued in
 acquisition of Keystone
 Hartwell Growth Fund...           0             0           0             0     910,037    16,929,242
-------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............      89,291     1,099,831    (755,388)  (14,871,793)  1,024,956    19,324,190
-------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............   1,005,764    21,758,490   1,361,525    25,967,636   1,552,928    28,806,348
Shares redeemed.........    (992,163)  (21,153,692) (1,280,735)  (24,835,178) (1,062,059)  (19,500,081)
Shares issued in
 reinvestment of
 distributions..........     515,276    10,207,610     227,976     4,149,157     466,572     8,494,665
Shares issued in
 acquisition of Keystone
 Hartwell Growth Fund...           0             0           0             0      66,754     1,206,044
-------------------------------------------------------------------------------------------------------
Net increase............     528,877    10,812,408     308,766     5,281,615   1,024,195    19,006,976
-------------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............     105,783     2,255,994     121,875     2,315,406     336,661     6,288,512
Shares redeemed.........    (244,821)   (5,151,403)   (352,354)   (6,717,072)   (253,439)   (4,608,982)
Shares issued in
 reinvestment of
 distributions..........      75,246     1,493,641      34,837       635,076      95,593     1,743,341
Shares issued in
 acquisition of Keystone
 Hartwell Growth Fund...           0             0           0             0      25,665       464,444
-------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............     (63,792)   (1,401,768)   (195,642)   (3,766,590)    204,480     3,887,315
-------------------------------------------------------------------------------------------------------
CLASS Y**
Shares sold.............      38,657       905,805         232         5,021           0             0
Shares redeemed.........     (12,421)     (298,152)          0             0           0             0
Shares issued in
 reinvestment of
 distributions..........          24           493           0             1           0             0
-------------------------------------------------------------------------------------------------------
Net increase............      26,260       608,146         232         5,022           0             0
-------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............     580,636  $ 11,118,617    (642,032) $(13,351,746)  2,253,631  $ 42,218,481
-------------------------------------------------------------------------------------------------------

 * For the nine month period ended September 30, 1997. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
** Omega Fund, Class Y shares commenced operations on July 23, 1997.

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--------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

                                         Year Ended September 30,
                          ---------------------------------------------------------           Year Ended
                                      1998                         1997*                     May 31, 1997
                          -----------------------------  --------------------------  -----------------------------
                             Shares         Amount         Shares        Amount         Shares         Amount
-------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............    27,641,238  $   212,158,414            0              0             0                0
Automatic conversion of
 Class B shares to Class
 A shares...............   124,181,726      962,424,518            0              0             0                0
Shares redeemed.........   (49,990,672)    (395,810,407)           0              0             0                0
Shares issued in
 acquisition of Keystone
 Small Company Growth
 Fund II................     1,123,086        8,684,926            0              0             0                0
-------------------------------------------------------------------------------------------------------------------
Net increase............   102,955,378      787,457,451            0              0             0                0
-------------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............    32,457,309      268,266,006   27,990,885  $ 243,488,031   121,645,715  $ 1,018,919,437
Automatic conversion of
 Class B shares to Class
 A shares...............  (124,181,726)    (962,424,518)           0              0             0                0
Shares redeemed.........   (52,395,091)    (430,471,220) (42,215,378)  (369,839,740) (168,659,715)
(1,402,606,782)
Shares issued in
 reinvestment of
 distributions..........    13,003,167      105,065,592   11,242,892     91,854,430    19,925,079      168,366,921
Shares issued in
 acquisition of Keystone
 Small Company Growth
 Fund II................     2,456,961       18,998,994            0              0             0                0
-------------------------------------------------------------------------------------------------------------------
Net decrease............  (128,659,380)  (1,000,565,146)  (2,981,601)   (34,497,279)  (27,088,921)
(215,320,424)
-------------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............     1,067,525        7,292,107            0              0             0                0
Shares redeemed.........    (1,025,850)      (7,103,508)           0              0             0                0
Shares issued in
 acquisition of Keystone
 Small Company Growth
 Fund II................       675,716        5,225,388            0              0             0                0
-------------------------------------------------------------------------------------------------------------------
Net increase............       717,391        5,413,987            0              0             0                0
-------------------------------------------------------------------------------------------------------------------
CLASS Y
Shares sold.............       174,175        1,331,193            0              0             0                0
Shares redeemed.........      (140,039)      (1,052,960)           0              0             0                0
Shares issued in
 acquisition of Keystone
 Small Company Growth
 Fund II................        87,676          678,001            0              0             0                0
-------------------------------------------------------------------------------------------------------------------
Net increase............       121,812          956,234            0              0             0                0
-------------------------------------------------------------------------------------------------------------------
Net decrease............   (24,864,799) $  (206,737,474)  (2,981,601) $ (34,497,279)  (27,088,921) $
(215,320,424)
-------------------------------------------------------------------------------------------------------------------

 * For the four-month period ended September 30, 1997. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1998.

--------------------------------------------------------------------------------
STOCK SELECTOR FUND
--------------------------------------------------------------------------------

                                                             Year Ended June 30,
                              Period Ended         -------------------------------------------
                          September 30, 1998**               1998                  1997*
                         ------------------------  -------------------------  ----------------
                           Shares       Amount       Shares       Amount      Shares   Amount
-----------------------------------------------------------------------------------------------
CLASS A
Shares sold.............      9,092  $    185,580     179,299  $   4,004,438     181  $  3,395
Shares redeemed.........    (56,116)   (1,183,750)   (144,091)    (3,155,375)   (126)   (2,376)
Shares issued in
 reinvestment of
 distributions..........          0             0     119,866      2,407,663      57     1,038
-----------------------------------------------------------------------------------------------
Net increase
 (decrease).............    (47,024)     (998,170)    155,074      3,256,726     112     2,057
-----------------------------------------------------------------------------------------------
CLASS B
Shares sold.............      8,269       159,003      17,128        335,684       0         0
Shares redeemed.........     (1,244)      (22,379)     (2,484)       (15,011)      0         0
Shares issued in
 reinvestment of
 distributions..........          0             0         995         17,497       0         0
-----------------------------------------------------------------------------------------------
Net increase............      7,025       136,624      15,639        338,170       0         0
-----------------------------------------------------------------------------------------------
CLASS Y
Shares sold.............  1,552,973    33,729,598   3,703,125     82,284,855   3,083    56,759
Shares redeemed......... (3,531,924)  (74,555,005) (6,152,133)  (134,202,820) (4,824)  (89,855)
Shares issued in
 reinvestment of
 distributions..........          0             0   3,198,533     64,322,176   2,104    38,110
-----------------------------------------------------------------------------------------------
Net increase
 (decrease)............. (1,978,951)  (40,825,407)    749,525     12,404,211     363     5,014
-----------------------------------------------------------------------------------------------
Net increase
 (decrease)............. (2,018,950) $(41,686,953)    920,238  $  15,999,107     475  $  7,071
-----------------------------------------------------------------------------------------------

 * Amounts shown in thousands.
** For the three-month period ended September 30, 1998. The Fund changed its fiscal year end from June 30 to September 30, effective September 30, 1998.

                                    [LOGO]

--------------------------------------------------------------------------------
STRATEGIC GROWTH FUND
--------------------------------------------------------------------------------

                                       Year Ended September 30,
                          ------------------------------------------------------   Year Ended October 31,
                                    1998                        1997*                       1996
                          --------------------------  --------------------------  --------------------------
                            Shares        Amount        Shares        Amount        Shares        Amount
-------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............    2,441,784  $  24,888,096            0              0            0              0
Automatic conversion of
 Class B shares to Class
 A shares...............   80,710,264    735,774,137            0              0            0              0
Shares redeemed.........  (10,150,776)  (103,841,488)           0              0            0              0
-------------------------------------------------------------------------------------------------------------
Net increase............   73,001,272    656,820,745            0              0            0              0
-------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............    4,930,584     49,374,717   13,375,436  $ 120,935,075    8,012,349  $  65,085,209
Automatic conversion of
 Class B shares to Class
 A shares...............  (80,710,264)  (735,774,137)           0              0            0              0
Shares redeemed.........   (8,473,644)   (84,439,886) (18,734,530)  (165,997,292) (14,456,998)  (118,085,204)
Shares issued in
 reinvestment of
 distributions..........   11,014,353    101,552,338    6,585,457     53,539,767    2,591,072     20,184,450
Shares issued in
 acquisition of Keystone
 Mid Cap Growth Fund....            0              0   28,278,170    287,967,178            0              0
-------------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............  (73,238,971)  (669,286,968)  29,504,533    296,444,728   (3,853,577)   (32,815,545)
-------------------------------------------------------------------------------------------------------------
CLASS C
Shares sold.............       62,655        646,015            0              0            0              0
Shares redeemed.........      (15,565)      (150,929)           0              0            0              0
-------------------------------------------------------------------------------------------------------------
Net increase............       47,090        495,086            0              0            0              0
-------------------------------------------------------------------------------------------------------------
Net increase
 (decrease).............     (190,609) $ (11,971,137)  29,504,533  $ 296,444,728   (3,853,577) $ (32,815,545)
-------------------------------------------------------------------------------------------------------------

 * For the eleven-month period ended September 30, 1997. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1997.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows for the year ended September 30, 1998:

                                               Cost of        Proceeds
                                              Purchases      from Sales
                                            -----------------------------
         Aggressive Growth Fund............ $   50,254,882 $   98,048,122
         Evergreen Fund....................    280,760,053    119,838,170
         Micro Cap Fund....................     35,188,696     28,775,444
         Omega Fund........................    446,948,856    482,462,280
         Small Company Growth Fund.........  1,178,780,023  1,576,919,572
         Stock Selector Fund*..............    137,026,533    189,768,425
         Strategic Growth Fund.............  1,195,180,992  1,350,525,235

            -------
             * For the period from July 1, 1998 to September 30, 1998.

On September 30, 1998, the composition of unrealized appreciation and deprecia-tion of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                                                       Net
                                           Gross        Gross       Unrealized
                                         Unrealized   Unrealized  Appreciation/
                            Tax Cost    Appreciation Depreciation (Depreciation)
                         -----------------------------------------------------
         Aggressive
          Growth Fund... $  134,332,397 $ 89,730,633 $ 19,467,905  $ 70,262,728
         Evergreen
          Fund..........  1,220,062,867  763,461,052   92,577,671   670,883,381
         Micro Cap
          Fund..........     48,587,737    8,495,470    6,135,598     2,359,872
         Omega Fund.....    244,819,986   45,136,485    5,832,158    39,304,327
         Small Company
          Growth Fund...    804,094,846  126,219,606  139,583,182   (13,363,576)
         Stock Selector
          Fund..........    434,533,188   76,298,087   77,221,341      (923,254)
         Strategic
          Growth Fund...    690,147,444  152,211,650   13,809,384   138,402,266

Small Company Growth Fund loaned securities during the year ended September 30, 1998 to certain brokers who paid the Fund a negotiated lenders' fee. At Septem-ber 30, 1998, the Fund had no securities on loan.

At September 30, 1998, Small Company Growth Fund for federal tax purposes, had a capital loss carryforward of approximately $104,728,148. Pursuant to the In-ternal Revenue Code, such capital loss carryforward will expire in 2006.

                                    [LOGO]

7. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit each Fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also presently pay distribu-tion fees equal to 0.75% of the average daily net assets of the Class. Distri-bution Plan expenses are calculated daily and paid monthly. With respect to Class B and Class C shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Funds are permitted to pay. The Funds may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

During the year ended September 30, 1998, amounts paid to EDI and/or its prede-cessor pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                          Year Ended September 30, 1998
                                          ------------------------------
                                           Class A    Class B   Class C
                                          ------------------------------
         Aggressive Growth Fund.......... $  386,073 $  392,895 $ 34,024
         Evergreen Fund..................    487,965  6,189,891  119,399
         Micro Cap Fund..................     11,483     39,503   28,617
         Omega Fund......................    369,456  1,170,948  156,647
         Small Company Growth Fund.......  1,539,502  3,613,415   34,762
         Stock Selector Fund*............     11,597        894        0
         Strategic Growth Fund...........  1,356,293  1,959,585    1,534

            -------
            * For the period from July 1, 1998 to September 30, 1998.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Contingent deferred sales charges paid by redeeming shareholders are paid to EDI or its predecessor.

8. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

The Capital Management Group of First Union ("CMG"), the investment adviser for Aggressive Growth Fund, is entitled to an annual fee of 0.60% of the average daily net assets, pursuant to the Fund's investment advisory agreement.

Pursuant to an agreement with Evergreen Fund and Micro Cap Fund, Evergreen As-set Management Corp. ("EAMC"), a wholly owned subsidiary of First Union, is en-titled to an annual fee based on each of Evergreen Fund's and Micro Cap Fund's average daily net assets, respectively, in accordance with the following sched-ule:


         First $750 million......................................... 1.00%
         Next $250 million.......................................... 0.90%
         Over $1 billion............................................ 0.80%


Lieber & Company, an affiliate of First Union, is the investment sub-adviser to Evergreen Fund and Micro Cap Fund. Lieber & Company provides these services at no additional cost to the Funds.

EIMCO, as the investment adviser for Omega Fund, Small Company Growth Fund and Strategic Growth Fund, receives a management fee that is calculated daily and paid monthly for providing investment advisory and management services. For Omega Fund, the management fee paid to EIMCO is determined by applying percent-age rates starting at 0.75% and declining to 0.50% per annum as net assets in-crease, to the average daily net asset value of the Fund. For Small Company Growth Fund and Strategic Growth Fund, the management fee paid to EIMCO is de-termined by applying percentage rates starting at 0.70% and declining to 0.35% per annum as net assets increase, to the average daily net asset value of the Fund.

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The investment adviser to Stock Selector Fund is Meridian Investment Company ("Meridian"). Meridian is an indirect subsidiary of First Union. Meridian man-ages investments and supervises the daily business affairs of Stock Selector Fund subject to the authority of the Trustees. Meridian is entitled to an an-nual fee equal to 0.74% of the Fund's average daily net assets.

Prior to the reorganization of Stock Selector Fund on July 27, 1998, CoreStates Investment Advisers, Inc. ("CSIA") provided investment advisory services for Stock Selector Fund (formerly CoreFund Core Equity Fund). For its services, CSIA was entitled to an annual fee of 0.74% of the average daily net assets, pursuant to the Fund's investment advisory agreement dated April 12, 1996. Ad-visory fees were computed daily and paid monthly. Additionally, in 1998, CSIA voluntarily waived a portion of their fees in order to assist the Core Equity Fund in maintaining competitive expense ratios.

Evergreen Investment Services ("EIS"), a subsidiary of First Union, is the ad-ministrator and BISYS Fund Services ("BISYS") is sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds adminis-tered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-ad-ministration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of the Fund. For Evergreen Fund and Micro Cap Fund, the administration and sub-administration fee is paid by their respective invest-ment adviser and is not a Fund expense. For the year ended September 30, 1998, Aggressive Growth Fund paid administrative fees to EIS of $68,149. EIS and BISYS provide administration and sub-administration services to Omega Fund, Small Company Growth Fund and Strategic Growth Fund at no additional cost. Omega Fund, Small Company Growth Fund and Strategic Growth Fund reimbursed EIMCO for certain administrative and accounting expenses amounting to $50,291, $223,424 and $155,809, respectively, for the year ended September 30, 1998.

Prior to the reorganization of Stock Selector Fund on July 1, 1998, SEI Fund Resources ("SFR") acted as the Fund's Administrator. Under the terms of this agreement, SFR was entitled to receive an annual fee of 0.25% on the average net assets of the Fund. SFR voluntarily waived a portion of their fees in order to assist the Fund in maintaining competitive expense ratios.

Lieber & Company also provides brokerage services with respect to substantially all security transactions of Evergreen Fund and Micro Cap Fund effected on the New York or American Stock Exchanges. For the year ended September 30, 1998, Evergreen Fund and Micro Cap Fund incurred $405,182 and $56,631 respectively, in brokerage commissions with Lieber & Company. Lieber & Company is reimbursed by EAMC, at no additional expense to the Fund, for its cost of providing in-vestment advisory services.

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds. The Funds have entered into an expense offset arrangement with ESC, re-lating to certain cash balances held at First Union for the benefit of the Ev-ergreen Funds.

Prior to the reorganization of Stock Selector Fund on July 1, 1998, Boston Fi-nancial Data Services ("BFDS"), a wholly owned subsidiary of State Street Bank and Trust Company acted as the Fund's Transfer Agent. As such, BFDS provided transfer agency, dividend disbursing and shareholder servicing to the Fund.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

Prior to the reorganization of Stock Selector Fund on July 24, 1998, CoreStates Bank (now First Union) served as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank held the Fund's securities and cash items, made re-ceipts and disbursements of money on behalf of the Fund, collected and received all

                                    [LOGO]
income and other payments and distributions on account of the Fund's securities and performed other related services.

9. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

10. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are al-located to deferral accounts which are included in the accrued expenses for the Funds. The investment performance of the deferral accounts are based on the in-vestment performance of certain Evergreen Funds. Any gains earned or losses in-curred in the deferral accounts are reported in the Fund's Trustees's fees and expenses. Trustees will be paid either in one lump sum or in quarterly install-ments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of September 30, 1998, the value of the Trustees deferral account for Aggressive Growth Fund, Evergreen Fund, Micro Cap Fund, Omega Fund, Small Company Growth Fund, Stock Selector Fund and Strategic Growth Fund were $13,652, $87,519, $12,286, $4,940, $31,807, $472 and $20,597.

11. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of Banks (the "Banks") became effective. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 mil-lion committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all partici-pating Funds. State Street served as agent for the Banks, and as agent was en-titled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union pro-vided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of Banks became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 mil-lion ($275 million committed and $125 million uncommitted). The credit facility is allocated among the Banks, under the terms of the financing agreement. The credit facility is to be accessed by the Funds for temporary or emergency pur-poses only and is subject to each Fund's borrowing restrictions. Borrowings un-der this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused por-tion of the committed facility, which will be allocated to all funds. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

At September 30, 1998, Stock Selector Fund was not included in this financing agreement.

During the year ended September 30, 1998, the Funds had no significant borrowings under these agreements.

                                    [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES OR DIRECTORS AND SHAREHOLDERS OF
EVERGREEN AGGRESSIVE GROWTH FUND, EVERGREEN FUND,
EVERGREEN MICRO CAP FUND AND
EVERGREEN STOCK SELECTOR FUND

In our opinion, the accompanying statements of assets and liabilities, includ-ing the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund (formerly Evergreen Micro Cap Fund, Inc.) and Evergreen Stock Selector Fund (formerly Core Equity Fund) (the "Funds") at September 30, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indi-cated, in conformity with generally accepted accounting principles. These fi-nancial statements and financial highlights (hereafter referred to as "finan-cial statements") are the responsibility of the Funds' management; our respon-sibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and per-form the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presenta-tion. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of Evergreen Aggressive Growth Fund for each of the two years in the period ended October 31, 1994, and the financial highlights of Evergreen Micro Cap Fund for the year ended September 30, 1995, the four month period ended September 30, 1994 and the year ended May 31, 1994, were audited by other auditors, whose opinions, dated November 29, 1994 and November 16, 1995, respectively were un-qualified. The Statement of Operations of Evergreen Stock Selector Fund for the year ended June 30, 1998, the Statement of Changes in Net Assets for each of the two years in the period ended June 30, 1998 and the financial highlights for each of the five years in the period ended June 30, 1998 were audited by other auditors, whose opinion dated August 25, 1998 was unqualified.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

November 12, 1998

                                    [LOGO]

                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders of
Evergreen Equity Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments, of three of the Funds, listed below, compris-ing Evergreen Equity Trust as of September 30, 1998, and the related statements of operations, and changes in net assets, and financial highlights for each of the years or periods listed below:

  Evergreen Omega Fund -- statement of operations for the year ended September 30, 1998, statements of changes in net assets for the year ended September 30, 1998, the nine-month period ended September 30, 1997 and the year ended December 31, 1996 and the financial highlights for the years or periods pre-sented on pages 35 through 36.

  Evergreen Small Company Growth Fund -- statement of operations for the year ended September 30, 1998, statements of changes in net assets for the year ended September 30, 1998, the four-month period ended September 30, 1997 and the year ended May 31, 1997 and the financial highlights for the years or periods presented on pages 37 through 38.

  Evergreen Strategic Growth Fund -- statement of operations for the year ended September 30, 1998, statements of changes in net assets for the year ended September 30, 1998, the eleven-month period ended September 30, 1997 and the year ended October 31, 1996 and the financial highlights for the years or periods presented on pages 41 through 42.

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these fi-nancial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reason-able basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Omega Fund, Evergreen Small Company Growth Fund and Evergreen Strategic Growth Fund as of September 30, 1998, the results of their operations, changes in their net assets and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                            KPMG Peat Marwick LLP

Boston, Massachusetts
November 6, 1998

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                             ADDITIONAL INFORMATION

YEAR 2000 (UNAUDITED)

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisers and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisers are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                    [LOGO]


                FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

 Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following amounts as long-term 28% capital gain dis-tributions and long-term 20% capital gain distributions for the fis-cal year ended September 30, 1998:

                                           Aggregate         Per Share
                                    ----------------------- -----------
                                        28%         20%      28%   20%
            -----------------------------------------------------------
         Aggressive Growth Fund.... $         0 $ 9,346,926 $   0 $0.85
         Evergreen Fund............  15,413,075  18,551,491  0.20  0.23
         Micro Cap Fund............           0     364,949     0  0.17
         Omega Fund................   5,029,778  18,460,511  0.37  1.36
         Small Company Growth
          Fund.....................           0           0  0.00  0.00
         Stock Selector Fund.......           0           0  0.00  0.00
         Strategic Growth Fund.....  46,908,169  25,866,052  0.54  0.30

 For corporate shareholders, the following percentages of ordinary in-come dividends paid during the fiscal year ended September 30, 1998 qualified for the dividends received deduction.

         Aggressive Growth Fund...................................   0.00%
         Evergreen Fund........................................... 100.00%
         Micro Cap Fund...........................................   0.00%
         Omega Fund...............................................  52.63%
         Small Company Growth Fund................................   0.00%
         Stock Selector Fund......................................   0.00%
         Strategic Growth Fund....................................  74.36%

                                Evergreen Funds


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www.evergreen-funds.com


32990                                                       540979  RV2  11/98

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                                    Evergreen

                                    Domestic
                                  Growth Funds

                                 March 31, 1998
                                Semiannual Report






(Evergreen Funds(SM) logo appears here)

                                Table of Contents





Letter to Shareholders .....................   1
Evergreen Aggressive Growth Fund
   Fund at a Glance ........................   2
   Portfolio Manager Interview .............   3
Evergreen Fund
   Fund at a Glance ........................   5
   Portfolio Manager Interview .............   6
Evergreen Micro Cap Fund
   Fund at a Glance ........................   9
   Portfolio Manager Interview .............  10
Evergreen Omega Fund
   Fund at a Glance ........................  13
   Portfolio Manager Interview .............  14
Evergreen Small Company Growth Fund
   Fund at a Glance ........................  16
   Portfolio Manager Interview .............  17
Evergreen Strategic Growth Fund
   Fund at a Glance ........................  19
   Portfolio Manager Interview .............  20
Financial Highlights
   Evergreen Aggressive Growth Fund ........  22
   Evergreen Fund ..........................  25
   Evergreen Micro Cap Fund ................  28
   Evergreen Omega Fund ....................  31
   Evergreen Small Company Growth Fund .....  34
   Evergreen Strategic Growth Fund .........  37
Schedules of Investments
   Evergreen Aggressive Growth Fund ........  40
   Evergreen Fund ..........................  41
   Evergreen Micro Cap Fund ................  46
   Evergreen Omega Fund ....................  48
   Evergreen Small Company Growth Fund .....  50
   Evergreen Strategic Growth Fund .........  53
Statements of Assets and Liabilities .......  55
Statements of Operations ...................  56
Statements of Changes in Net Assets ........  57
Combined Notes to Financial
 Statements ................................  60
Additional Information .....................  70



--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.




Mutual Funds:   ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed





                          Evergreen Distributor, Inc.
EvergreenSM is a Service Mark of Evergreen Investment Services, Inc. Copyright
                                     1998.

                             Letter to Shareholders

                                    May 1998




                                Dear Shareholders:


                                The Evergreen Domestic Growth Funds enjoyed an
                                exceptional six-month period ending on March
(picture of William M. Ennis)   31, 1998, each delivering healthy returns,
                                consistent with its specific strategy. Each of
                                these six funds has been designed for a
William M. Ennis                distinct investor need and risk
Managing Director               tolerance in pursuing a primary objective of
                                capital growth.
Strong Markets

Over the six months, the Funds and the financial markets weathered some significant short-term volatility, including the onset of a currency and financial crisis in Asia that contributed to a significant stock market correction in October 1997, near the start of the six-month period. Over the full six months, however, each of the growth funds overcame short-term worries to achieve healthy performance.

It is important to keep in mind that not all parts of the domestic stock market move at a consistent pace with each other. For this six-month period, large capitalization stocks were the market leaders. For example, the Standard & Poor's 500 Index, as a measure of large company stocks, had a return of 17.22%, while the S&P Midcap 400 Index had a return of 11.94% and the Russell 2000 Index, a frequently used measure of small cap stock performance, returned 6.37%. Over the longer term, medium-sized company stocks have tended to outperform large company stocks, while small company stocks have tended to outperform mid-sized company stocks. While small company stocks tend to outperform the mid- and large-company stocks, they do carry additional risk and price volatility.


Evergreen Funds

Evergreen Domestic Growth Funds offer investors the opportunity to participate in all parts of the domestic equity markets in a variety of complementary strategies.

At Evergreen Funds, we are committed to providing a strong array of funds with complementary objectives and strategies to help investors and their financial advisors assemble personal portfolios that make sense for their needs and risk tolerances. We recommend shareholders periodically review their portfolios with professional investment advisors to make sure their allocations continue to be in line with their financial plans.

We can assist by providing the information you need about Evergreen Funds. If you have any questions about the funds in this report or other Evergreen Funds, we encourage you to consult your financial advisor or call us at 800-343-2898.

Sincerely,





/s/ William M. Ennis
William M. Ennis
Managing Director
Evergreen Funds

                                   EVERGREEN
                             Aggressive Growth Fund




                     Fund at a Glance as of March 31, 1998

Having the patience and discipline to stay with the best prospective earnings growth companies, despite market fashions that have sometimes gone against them, has been crucial to achieving strong long-term performance.
                                   Portfolio
                                  Management
                                --------------

                                   [PHOTO]


                            Harold J. Ireland, Jr.
                               Tenure: April 1983



                           -------------------------
                            CURRENT INVESTMENT STYLE

[GRAPH]


                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*


                            Class A     Class B     Class C     Class Y

Inception Date              4/15/83      7/7/95        8/3/95    7/11/95

Average Annual Returns

6 months with sales
  charge                    (2.31%)      (2.68%)         1.31%      n/a

6 months w/o sales charge    2.56%        2.24%          2.29%      2.68%

One year with sales
  charge                    24.46%       25.22%         29.31%      n/a

One year w/o sales charge   30.66%       30.22%         30.31%     30.96%

3 years                     19.73%           -              -          -

5 years                     12.92%           -              -          -

10 years                    17.42%           -              -          -

Since Inception             13.74%       16.64%         16.34%     18.53%

Maximum Sales Charge         4.75%        5.00%          1.00%      n/a
                            Front End       CDSC        CDSC

6-month capital gain
  distributions per share   $ 0.85       $ 0.85       $ 0.85     $ 0.85



*Adjusted for maximum sales charge.



------------------------------------------------------------------------------
                               LONG TERM GROWTH
                   3/88    3/90     3/92      3/94     3/96      3/98
Class A Shares     9,525  12,519   21,273    28,511   39,148    49,827
NASDAQ            10,000  11,831   16,899    21,356   32,081    54,069
Russell 2000      10,000  11,923   15,434    19,678   26,791    39,989
CPI               10,000  11,047   11,957    12,635   13,350    13,923



                                    [GRAPH]

Comparison of a $10,000 investment in Evergreen Aggressive Growth Fund, Class A shares, versus a similar investment in the Russell 2000, the NASDAQ Industrials, and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index and the NASDAQ Industrials Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                             Aggressive Growth Fund

                          Portfolio Manager Interview


     How did the Fund perform during the
     past six months and over the past year?


     The Fund's Class A shares had a total return of 2.6% and 30.7%, for the six months and twelve months ended March 31, 1998, respectively. This compared to the 7.2% and 38.9% total return for the 260-fund Lipper Capital Appreciation Funds group average. These returns are unadjusted for any sales charges.


                           Portfolio Characteristics


       Total Net Assets                                           $233,863,734
       Number of Holdings                                                   54
       Beta                                                               1.14
       P/E Ratio                                                         33.8x
       Expected 5 yr. Earnings Growth                                     27%(1)

     What was the economic environment like
     for the past six months?

     The economy was stronger than expected with less-than-expected inflation during this period. This was generally supportive of a positive stock market. However, stocks and certain industries in particular, like the energy industry, were dampened by concerns about deflationary forces from Asian currency and economic woes. Uncertainty about the degree and timing of those deflationary forces from Asia hurt stocks and many industries, including Technology and Energy, from October through January. These same factors had positive effects on the Retail issues in the Fund, which faced the prospect of lower costs for imported products.


     What helped the portfolio performance during the fiscal period ending March 31, 1998?


     Our heavy weighting of 18.2% in the Retail (Specialty) sector was very helpful to performance for this period.


     (1) Source: BASELINE and First Call.

     Office Depot, Central Garden & Pet, Bed, Bath & Beyond, Home Depot, and Staples showed very strong earnings and price performance for the Fund. Ethan Allen Interiors and Family Dollar Stores were added to the portfolio during the past three months and have also contributed positively.


     Our over-weighting in the Software and Technology sector at 20.8% was also very positive for the portfolio. Citrix Systems, Parametric Technology, Cisco Systems, Microsoft, BMC Software, and Network Associates contributed strong earnings and price performance to the portfolio.
                               Top 5 Industries


       Software/Technology                                               20.8%

       Retail (Specialty)                                                18.2%

       Oil/Gas - Drilling                                                14.0%

       Healthcare                                                        12.4%

       Oil/Gas - Equipment & Services                                    11.3%

     What hindered portfolio performance
     during this period?


     Our large positions in the Oil/Gas Drilling and Oil/Gas Equipment & Services industries had a dramatic negative effect on our six-month performance. The fifteen stocks held in this energy support sector declined 17.6% on a dollar-weighted basis for the six months, accounting for nearly all of the portfolio's under-performance for the period. The biggest effect on the portfolio to date has been the negative psychology toward energy stocks. Much warmer weather than normal this winter in both Europe and North America severely impacted the price of crude oil. Crude oil dropped from a peak of $23 per barrel to a trough of $13 per barrel during this period. This affected the psychology, but not the reported earnings of this group.

                                   EVERGREEN
                             Aggressive Growth Fund

                          Portfolio Manager Interview

     Why do you continue to hold such a large position in the energy sector?


     Our job is to invest aggressively for the best growth over the long-term. We have found an extraordinary number of companies in the energy sector that are selling at a discounted price earnings ratio, and in our opinion have the potential to provide exceptional earnings growth on a sustainable basis into the future. The consensus average expected five-year earnings growth rate for the 15 companies is 29%(2).

     How does the valuation of the Fund's portfolio compare to that of the general market?

     The price of growth for the Fund's mainly mid-cap portfolio is approaching one quarter that of the large company S&P 500 Index(2). Specifically, the Fund's portfolio on a dollar-weighted basis has a PE on expected earnings of 25.7 and expected five year future annual earnings growth of 27%. In comparison, the S&P 500 (large companies) has an expected PE multiple of
     23.0 on 1998 earnings and expected five year annual earnings growth of only 7%. In other words, while the PE's are similar, the Fund's expected growth rate is almost four times that of the S&P 500's.

                                Top 10 Holdings
                        (as a percentage of net assets)


       Cisco Systems, Inc.                                                5.8%

       Microsoft Corporation                                              5.0%

       BMC Software, Inc.                                                 3.8%

       Home Depot, Inc.                                                   3.3%

       Medtronic, Inc.                                                    3.3%

       Transocean Offshore, Inc.                                          3.3%

       Petroleum Geo-Services, ADR                                        3.0%

       Office Depot, Inc.                                                 2.9%

       Sterling Commerce, Inc.                                            2.5%

       Paychex, Inc.                                                      2.5%

     (2) Source: BASELINE and First Call.

     What are the most recent additions to
     the portfolio?


     The mid-cap area is where we are currently finding the most attractive candidates for the portfolio. Among these recent additions are: SunAmerica in the Financial Sector; Analysts International, a small-cap, Citrix Systems and EMC, a large-cap, in Software/Technology; Action Performance, a small cap, Family Dollar Stores and Ethan Allen Interiors in Retail (Specialty); and Oakwood Homes in Building.


     Why have you not changed your approach with changing fashions in the market?


     In managing this Fund since its inception in 1983, we have found that the most important thing we have done is stick to our stock selection disciplines. On a ten-year, cumulative basis, the Fund has outperformed its Lipper Capital Appreciation Fund Group average (423.12% versus 328.27%). Having the patience and discipline to stay with the best prospective earnings growth companies, despite market fashions that have sometimes gone against them, has been crucial to achieving strong long- term performance.


     What is your outlook for the period
     ahead?


     If inflation and interest rates continue to moderate as has been the trend, the implications are very positive for the stock market in general and for aggressive growth stock investing in particular. Higher future earnings have greater present value in a lower interest rate environment. Reported and expected earnings for the S&P 500 stocks have been slowing dramatically during the past six months. In contrast, the earnings growth expectations for mid-sized companies have been increasing. These are good reasons to expect future outperformance for small- and mid-sized companies. We believe that the conditions for investing are the most favorable we have seen in a long time.

                                   EVERGREEN
                                 Evergreen Fund

                     Fund at a Glance as of March 31, 1998

We focus on undervalued and underappreciated entrepreneurial situations, characterized by strong business franchises or leadership products.

                                   Portfolio
                                   Management
                    ----------------------------------------

                                   [PHOTO]



                               Stephen A. Lieber
                              Tenure: October 1971



            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE





                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.
[GRAPHIC OF STYLE BOX]
                                   The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                            Class A      Class B      Class C      Class Y
Inception Date              1/3/95        1/3/95      1/3/95      10/15/71

Average Annual Returns

6 months with sales charge    7.01%         6.98%      10.91%        n/a

6 months w/o sales charge    12.35%        11.98%      11.91%       12.54%

One year with sales charge   36.57%        37.34%      41.30%        n/a

One year w/o sales charge    43.38%        42.34%      42.30%       43.84%

3 years                      25.13%        25.67%      26.27%       27.57%

5 years                          -             -           -        19.62%

10 years                         -             -           -        14.87%

Since Inception              27.42%        27.94%      28.44%       17.12%

Maximum Sales Charge          4.75%         5.00%       1.00%        n/a
                            Front End      CDSC         CDSC

6-month income dividends
  per share                 $ 0.10             -           -      $ 0.14

6-month capital gain
  distributions per share   $ 0.50       $ 0.50      $ 0.50       $ 0.50


*Adjusted for maximum sales charge.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH

                                    [GRAPH]
                     1/95   3/95   9/95   3/96   9/96   3/97   9/97   3/98
Class A Shares       9,525  9,913 11,128 10,424 10,805 11,572 16,659 21,948
NASDAQ              10,000 10,883 13,932 14,740 16,456 16,456 22,735 24,844
Russell 2000        10,000 10,451 12,571 13,499 14,222 14,222 18,942 20,149
CPI                 10,000 10,113 10,234 10,389 10,541 10,541 10,758 10.835


Comparison of a $10,000 investment in Evergreen Fund, Class A shares, versus a similar investment in the Russell 2000, the NASDAQ Industrials, and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index and the NASDAQ Industrials Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                                 Evergreen Fund

                          Portfolio Manager Interview


     How did the Fund perform during the
     six months?


     The Evergreen Fund had very strong performance. For the six months ended March 31, 1998, the Fund's original Class Y shares had a total return of 12.54%. During the same six months, the Fund's Class A shares had a total return of 12.35%, while the Class B and C shares had total returns of 11.98% and 11.91%, respectively. These returns are unadjusted for any applicable sales charges. For the twelve months ended on March 31, 1998, the Class Y shares had a return of 43.84%.


     These returns were achieved following the consistent long-term strategies which provided a 6,461.3% return for the Fund's original Class Y shares since inception on October 15, 1971, equal to 17.1% per annum compounded.
                           Portfolio Characteristics


       Total Net Assets                                         $2,155,250,723

       Number of Holdings                                                  339

       Beta                                                               1.12

       P/E Ratio                                                         18.8x

     How do you describe the Evergreen Fund in relation to performance during the past year?


     One of the highlights of the Evergreen Fund's year has been the extent to which long-held investments in small companies have grown into sizable investments in large companies. Evergreen is predominantly, in terms of number of issues held, a small company fund, with 186 companies with market capitalizations under $1 billion, and another 50 with market capitalizations between $1 billion and $2 billion. In contrast, the top ten companies in the portfolio have market capitalizations in excess of $3 billion. Most of those companies entered the portfolio as small companies which have either grown, or in several cases, been acquired and (in a few) have even had the acquiring companies acquired until we now own shares in very large companies. So long as the initial dynamics and exceptional opportunities appear present, the Fund has continued to hold such issues notwithstanding the transition of the companies into large capitalization issues. Our guiding principal for holding any company is that it must have evidence of entrepreneurial policies and performance. A review of the 30 new commitments made for the portfolio thus far in this fiscal year will show that more than 90% of our new holdings are smaller companies intended to benefit from the entrepreneurial opportunity.



     What is the strategic focus of the
     Evergreen Fund?


     We focus on undervalued and underappreciated entrepreneurial situations, characterized by strong business franchises or leadership products. Our goals for capital appreciation are usually long-term, intended to benefit by the significant achievement of well-conceived and executed long-term business policies. We look for the inflection points which mark the prospective acceleration of business growth, as often as possible buying the acceleration of that growth before it becomes evident and fully-priced. Such selection is provided by careful research, supported by detailed industry knowledge, and the macro-perspective of our research group.


     Our search for undervalued growth opportunities is intended to both help reduce risk and achieve well-above average gains. One example of such gains is the acquisition of the companies in which we invest by other companies. Since the Fund's inception in 1971, 351 of its holdings have been acquired by, or have merged into other companies. The Fund's average gains on such transactions have been 72.6%.


     In fiscal 1998, the trend toward mergers and acquisitions in corporate America continues at a strong pace, and is benefiting the Fund. Thus far in the fiscal year, 32 of the

                                   EVERGREEN
                                 Evergreen Fund

                          Portfolio Manager Interview

     Fund's holdings have received offers or have been acquired for an average gain of 167.3%. In the first three months of calendar 1998 alone, there were 17 such acquisitions among companies held in the Fund's portfolio, providing an average gain of 272.8% on the com pleted acquisitions.
                                Top 10 Holdings
                        (as a percentage of net assets)


       Clear Channel Communications, Inc.                                 3.9%

       Merck & Co., Inc.                                                  3.0%

       First Empire State Corp.                                           2.9%

       BankBoston Corp.                                                   2.7%

       Intel Corp.                                                        2.2%

       NationsBank Corp.                                                  2.1%

       Federal National Mortgage Association                              1.8%

       MGIC Investment Corp.                                              1.5%

       Cendant Corp.                                                      1.3%

       Johnson & Johnson                                                  1.3%

     What are some examples of long-term holdings which have performed well in the current fiscal year, and illustrate the Evergreen Fund's strategy of investing in entrepreneurial, small companies?


     The Fund's largest holding at the end of the six-month period was Clear Channel Communications, Inc. We first purchased the stock in 1986 at $0.98 per share, when the company was a small capitalization issue. The stock ended the quarter at $98 per share, with our original $846,833 investment now worth $84.0 million. Another Evergreen top ten holding is BankBoston Corp. This commitment was originally made as a purchase of shares in Baybanks, Inc., a quality suburban bank in the Boston area, at $6 per share. Baybanks, Inc. prospered, and was acquired by BankBoston Corp. The original shares in Baybanks are now worth $110.25 per share. HBO & Co. is a third example. We believed in 1992 and 1993 that the health care industry structure in this country had to be changed. We found this little company that was powerful in its technological resources, and its ability to provide data processing services to the health care industry. We thought HBO would grow and participate in the growth of managed care in the United States. It has gone from $1.63 per share to $60.38 per share. Again, a small cap company became a big cap company.



     Where was the investment performance leadership in the Fund during the six months?


     The leadership came from a highly varied group of companies and industries. The top performing stock was Analytical Surveys, Inc., a provider of global positioning satellite mapping equipment and services, with a return of 127.2% in the six months. Its performance was followed by Delta & Pine Land Co. (+115.4%), a leading producer of agricultural seeds; by Lennar Corp. (+97.5%), a fast growing residential homebuilder in southern and western states; by SkyWest, Inc. (+96.3%), a regional airline; and by Obie Media Corp. (+87.6%), a provider of outdoor advertising displays and facilities.

                               Top 5 Industries


       Banks                                                             15.8%

       Healthcare Products & Services                                    10.3%

       Finance & Insurance                                                9.7%

       Information Services & Technology                                  7.7%

       Publishing, Broadcasting & Entertainment                           6.1%

     The strongest industry group among the Fund's holdings during the six months was the financial industry. Banks benefited from strong earnings, widespread merger and acquisition activity, and an upward revaluation relative to the general market. With the Fund's holdings of 57 banks and thrifts, this provided significant strength, as well as the opportunity to benefit by a number of merger and acquisition transactions, initiated and consummated. Other financial sectors were also significant, especially the investment brokerage business where the Fund enjoyed strong performance from such issues as

                                   EVERGREEN
                                 Evergreen Fund

                          Portfolio Manager Interview

     Edwards (A.G.), Inc. and Legg Mason, Inc. The Fund's significant holdings in MGIC Investment Corp. was an important contributor, as were several other housing-related companies, including the title insurer, First American Financial Corp. Homebuilding companies provided significant gains, including: D.R. Horton, Inc., Toll Brothers, Inc., and U.S. Home Corp. While issues of companies in technology businesses were often under pressure during the second part of the first half year, many made continuous, significant contributions to the Fund's performance, including Coherent Communications Systems Corp., Orbital Sciences Corp., and Analytical Surveys, Inc. These holdings are illustrative of leading edge technological opportunities which can be selectively held in a large diversified portfolio.



     What is your current strategy?


     The remarkable dynamics of the American economy, the variety, brilliance and diligence of entrepreneurial leadership continues to amaze us with the number of excellent investment opportunities. However, our policy is highly selective with regard to valuation, as well as to analysis of competitive conditions for companies and their chances for long-term success. Therefore, through this current fiscal year, as in the preceding fiscal year, we have followed a policy of maintaining a fairly sizable cash position (14.9% at the end of the fiscal first half) with the goal of buying at times of undervaluation. The highly volatile markets in this period have provided several occasions where we were able to aggressively buy excellent stocks which we had previously selected when there were general selling waves. Additionally, at times of hesitation about economic or external conditions, and sometimes internal corporate situations, buying opportunities have been provided on a very attractive basis, as compared with the general level of the market. This was particularly evident in the fall of 1997, and early in 1998, when there were great apprehensions about the impact of the Asian financial crisis on many American companies. As investors either hesitated to commit to these companies, or fearfully disposed of the shares, we were able to make highly advantageous purchases for the Evergreen Fund. We plan to continue to maintain a fairly sizable liquidity as long as the market remains highly volatile, with the goal of committing funds as special opportunities occur.



     What are your expectations for the
     balance of fiscal 1998?


     We expect that the American economy will continue to show strong growth, but not so much acceleration as to rekindle inflation. A cautious posture by the Federal Reserve will serve as a warning to many economic participants not to provide excessive credit or to engage in overly optimistic capital spending programs. Continuing competitive pressures from abroad, especially the Far East, together with some likely reduction in our exports, may well moderate the economy. All of these factors should not hinder the development of outstanding entrepreneurial businesses. We look forward to continuing to reinvigorate the Fund's portfolio and seeking to achieve significant returns.

                                   EVERGREEN
                                 Micro Cap Fund

                     Fund at a Glance as of March 31, 1998

The Fund benefited from an emphasis on careful stock selection, which is paramount to successful small capitalization investing.

                                   Portfolio
                                  Management
                  ----------------------------------------


                                    [PHOTO]


                               Stephen A. Lieber
                             Tenure: January 1996



                                    [PHOTO]


                                Edwin D. Miska
                              Tenure: January 1996



            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE




                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.
[GRAPHIC OF STYLE BOX]
                                   The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                           Class A      Class B      Class C     Class Y
Inception Date              1/3/95        1/3/95       1/3/95       6/1/83

Average Annual Returns

6 months with sales charge    3.86%         3.64%        7.63%        n/a

6 months w/o sales charge     9.04%         8.64%        8.63%        9.18%

One year with sales charge   49.52%        50.84%       54.86%        n/a

One year w/o sales charge    56.97%        55.84%       55.86%       57.38%

3 years                      20.41%        20.80%       21.51%       22.66%

5 years                          -             -            -        13.00%

10 years                         -             -            -        13.87%

Since Inception              20.20%        20.52%       21.15%       15.35%

Maximum Sales Charge          4.75%         5.00%        1.00%        n/a
                            Front End      CDSC         CDSC

6-month capital gain
  distributions per share   $ 1.39       $ 1.39       $ 1.39       $ 1.39


*Adjusted for maximum sales charge.
--------------------------------------------------------------------------------
                                LONG TERM GROWTH

                                    [GRAPH]

                    1/95    3/95    9/95    3/96    9/96    3/97    9/97    3/98
Class A Shares      9,525  10,672  12,375  13,484  14,611  15,309  19,537 20,149
NASDAQ             10,000  10,883  13,932  14,740  16,456  16,426  22,735 24,844
Russell 2000       10,000  10,461  12,571  13,499  14,222  14,188  18,942 20,149
CPI                10,000  10,113  10.234  10,389  10,541  10,688  10,768 10,835


Comparison of a $10,000 investment in Evergreen Micro Cap Fund, Class A shares, versus a similar investment in the Russell 2000 Index, the NASDAQ Industrials Index, and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index and the NASDAQ Industrials Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                                 Micro Cap Fund


                          Portfolio Manager Interview


     How did the Fund perform during the
     six months?


     The Fund had very good performance in pursuit of its goal of capital growth from investments in small company stocks. The Fund's original Class Y shares had a total return of 9.18% for the six months ending March 31, 1998. During the same period, Class A shares had a return of 9.04%, and Class B and C shares had returns of 8.64% and 8.63% for the same period. These returns are unadjusted for any applicable sales charges.

     From the 12-month period ending March 31, the Fund's Class Y shares had a total return of 57.38%. The Fund clearly outperformed industry benchmarks for both the six- and 12-month periods. As an example, the Russell 2000 Index, a commonly used benchmark for small company stock performance, had a return of 6.37% for six months and 42.02% for 12 months.


                           Portfolio Characteristics


       Total Net Assets                                            $69,082,695

       Number of Holdings                                                  118

       Beta                                                               1.03

       P/E Ratio                                                         18.2x

     What contributed to this strong
     performance?


     The Fund benefited from an emphasis on careful stock selection, which is paramount to successful small capitalization investing. We use a strong quantitative, fundamental and valuation review, coupled with a discipline to quickly sell stocks of companies that are beginning to disappoint us. While a focus on industry and sector weightings remains secondary in importance, the Fund continued to emphasize select areas that we believe will benefit from ongoing economic trends, including industry consolidation. As a result of this emphasis, four of the Fund's holdings received acquisition proposals during the period.

     What was the investment environment
     like, and how did this affect strategy?


     The Fund's holdings showed strength during a difficult period for small capitalization stocks. Our emphasis on strong earnings and revenue trends and the search for undervalued stocks helped in an environment that, in general, favored a relatively narrow band of highly liquid, larger capitalization stocks, especially those found in market indexes. Despite this market bias, 25 of the Fund's holdings appreciated by more than 20% during the six months.

                                Top 10 Holdings
                        (as a percentage of net assets)


       Alcide Corp.                                                       3.1%

       First Years, Inc.                                                  2.4%

       Badger Meter, Inc.                                                 2.3%

       Play by Play Toys & Novelties, Inc.                                2.2%

       Del Laboratories, Inc.                                             2.1%

       SBS Technologies, Inc.                                             1.7%

       General Employment Enterprises, Inc.                               1.6%

       BT Financial Corp.                                                 1.6%

       Washington Trust Bancorp, Inc.                                     1.6%

       West Coast Bancorp, Inc. (Ore.)                                    1.5%

     What characterized the top-performing
     stocks in the portfolio for the six months?


     Nine portfolio companies had better than 50% performance during the period. These nine companies were from a diverse group of industries and sectors, but shared common characteristics: they were highly profitable, successful enterprises, with leading or niche positions in their industries, and they were purchased at attractive valuations. They also each possessed a current operating or demographic catalyst that made investment both timely and compelling.

                                   EVERGREEN
                                 Micro Cap Fund

                          Portfolio Manager Interview

     The best-performing company was Analytical Surveys, Inc., which gained 129.3% during the six-month period and 393.6% for the 12-month period ending March 31, 1998. This company's earnings leapt as it won a record number of new contracts during a period of continued strength in the digital mapping business. General Magnaplate Corp., a manufacturer of specialty coatings used in metal preservation and household appliances, rose by 102.6% in the six months, propelled largely by the company's winning of a multi-year contract to supply a super glide coating product for Black & Decker irons. Bowlin Outdoor Advertising & Travel Centers, Inc., also performed well, returning 82.0% for the six months. This company has been actively expanding market share in the outdoor advertising industry in the Southwestern U.S.


     Washington Trust Bancorp, a small regional bank holding company in western Rhode Island, had a 64.6% return for the period, while Northern States Financial Corp., a small bank holding company in the northern Chicago suburbs, rose 63.6%. Sterilization specialist Sterigenics Corp., a leading company providing irradiation services to the medical, packaging and spice industries, had a return of 57.2%. Chase Corp., a Massachusetts firm involved in the manufacture of wire coatings and tape products, rose by 56.4% during the period. Other strong performers were Equinox Corp., a technology company providing input-output devices to the networking industry, which had a 54.1% return, and CNB Financial Corp., a New York State bank holding com pany, with a 50.6% performance.


                               Top 5 Industries


       Industrial Specialty Products & Services                          15.3%

       Banks                                                             11.6%

       Information Services & Technology                                 11.5%

       Healthcare Products & Services                                    10.2%

       Consumer Products & Services                                       7.7%


     Did any industries or sectors stand out
     in performance?


     Banks, as a group, were up 34.6% and thrift institutions rose 14.6% during the six months. Good earnings for financial institutions and continued consolidation among banks marked the period. Pinnacle Financial Services, Inc., a Fund holding, had a 37.0% return as it received a takeover offer from CNB Bancshares. Retailing and wholesaling companies returned 36.6% for the Fund, while chemical and agricultural product companies had a 21.9% return and business equipment and service companies had a return of 21.0%.


     What other companies were helped by
     consolidation?


     MTL, Inc., a provider of stainless steel tank trucking services, was up 40.1% during the six months as it received a takeover offer from the investment group Apollo Management. Laser Industries, Inc., a manufacturer of laser-based hair removal systems, rose 59.1% on the news of a merger offer from ECS Medical Systems. The investment in Union Corp., sold subsequent to a takeover offer from Outsourcing Solutions, Inc., realized 45.8% from our original purchase price in February 1996.


     Since the Fund's inception in June 1983, 94 companies in the portfolio have been either merged or acquired. The average gain to the Fund was 62.5%.


     What areas lagged in performance?


     The Fund attempts to weed out underperforming companies at the first sign of a deteriorating trend, so this minimizes disappointments. Electrical equipment and services companies and industrial specialty products were the two worst performing industries, with negative returns of 17.1% and 3.3% respectively. Their market performance was largely tied to concerns about the impact of the Asian crisis on their industries. Oil and energy stocks also underperformed, with an average loss

                                   EVERGREEN
                                 Micro Cap Fund

                          Portfolio Manager Interview

     of 33.0%, as the price of crude oil fell during the six months. We believe these short-term disappointments may provide a window for the Fund to invest in sound companies at undervalued opportunities.



     What is your outlook?


     The Fund will continue to position itself to outperform in any economic environment by investing in micro cap companies that have proven their ability to excel over a period of time. We will pay careful attention to undervalued opportunities and well-managed companies with attractive franchises that could be acquisition candidates. We believe as the current economic cycle slows and internal profit becomes harder to achieve, larger companies will continue to look for acquisition and takeover candidates as a way to improve their competitive positions. The micro-cap sector offers a compelling opportunity for continued strong performance, and we believe the Fund is well-positioned to take advantage of this opportunity.






     Funds that invest in stocks of small companies, also called small-cap stocks, involve certain risks and, therefore, may not be appropriate for all investors. Although they may offer the potential for greater long-term returns, they also may experience greater price volatility due to their limited focus on a particular industry, market, product, or service, or because they invest in smaller, less established companies.

                                   EVERGREEN
                                   Omega Fund

                     Fund at a Glance as of March 31, 1998

Our strategy is to focus on a core group of companies that have consistent records of earnings growth.

                                   Portfolio
                                   Management
                   ----------------------------------------

                                    [PHOTO]



                             Maureen Cullinane, CFA
                               Tenure: April 1989



            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE





                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.
[GRAPHIC OF STYLE BOX]
                                   The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                            Class A      Class B      Class C     Class Y
Inception Date              4/29/68      8/2/93       8/2/93      1/13/97

Average Annual Returns

6 months with sales charge  10.85%        10.94%       14.96%         n/a

6 months w/o sales charge   16.37%        15.94%       15.96%       16.47%

One year with sales charge  42.82%        43.69%       47.64%         n/a

One year w/o sales charge   49.94%        48.69%       48.64%       49.76%

3 years                     24.69%        24.95%       25.58%           -

5 years                     17.00%            -            -            -

10 years                    17.67%            -            -            -

Since Inception             13.58%        17.38%       17.65%       30.50%

Maximum Sales Charge         4.75%         5.00%        1.00%         n/a
                            Front End      CDSC         CDSC

6-month capital gain
  distributions per share   $ 2.13      $ 2.13       $ 2.13       $ 2.13


*Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH

                                    [GRAPH]
                    3/88   3/90   3/92   3/94   3/96   3/98
Class A Shares     10,710 16,458 22,111 25,007 33,244 50,893
S&P 500            10,000 16,122 20,629 24,192 31,957 56,672
CPI                10,000 11,588 12,325 12,996 13,350 13,923

Comparison of a $10,000 investment in Evergreen Omega Fund, Class A shares, versus a similar investment in the S & P 500 Index and the Consumer Price Index
(CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S & P 500 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                                   Omega Fund

                          Portfolio Manager Interview



     How did the fund perform for the six-
     month period ended March 31, 1998?


     For the six-month period ended March 31, 1998, the Fund's Class A shares returned 16.37% and the Standard & Poor's 500 Stock Index (S&P 500) rose 17.22%. For the twelve-month period ended March 31, 1998, the total return on Class A shares was 49.94%, and the return on the S&P 500 was 48.00%. These returns are unadjusted for any applicable sales charges.

                           Portfolio Characteristics


       Total Net Assets                                           $320,565,064

       Number of Holdings                                                   63

       Beta                                                               0.95

       P/E Ratio                                                         29.2x

     What was the investment environment
     like during the period?

     The investment environment was positive for stocks. Economic growth continued at a steady pace. Despite full employment and a tight labor market, wages remained relatively stable and inflation and interest rates were relatively low. It was a good time to be a stock investor. While stocks experienced a brief downturn in October in reaction to a financial crisis in the ASEAN (Association of Southeast Asian Nations) countries,1 stock prices rose significantly during the period.


     Did the financial crisis in the ASEAN
     countries have an impact on the Fund?

     The problems in the ASEAN countries had little impact on the Fund. Our strategy is to focus on a core group of companies that have consistent records of earnings growth. Many of these companies are larger-capitalized multinationals that depend on markets all over the world for their profits.


  (1) Includes Brunei, Indonesia, Laos, Malaysia, Philippines, Singapore, Thailand, Vietnam and Burma.

                               Top 5 Industries
                        (as a percentage of net assets)


       Information Services & Technology                                 11.9%

       Pharmaceuticals                                                   11.5%

       Banks                                                             11.1%

       Finance & Insurance                                                8.9%

       Publishing, Broadcasting & Entertainment                           7.6%

     Pharmaceutical companies have been a theme in the portfolio for more than a year. Why were these companies attractive?


     At 11.5% of assets on March 31, 1998, pharmaceutical companies were the second largest portion of the portfolio. Pfizer was the top holding in the Fund, and Warner Lambert was among the top 10 holdings. Both of these companies are doing well because they have introduced major new drugs in the past year and more drugs are likely to be approved in the next year.

     Over the past few years, Pfizer has made significant investments in research and development; these investments will contribute to earnings growth over the next few years. The company recently launched Viagra, the new male impotence drug, and we expect Pfizer will receive FDA approval in the near future for other drugs in five therapeutic areas: infectious diseases, cardiovascular, central nervous system, diabetes, and women's health. We believe the company will dominate the pharmaceutical industry.

     Warner Lambert's cholesterol-lowering drug, Lipitor, has been very successful. The company has gained share against its competitors and now controls about 35% of the cholesterol-lowering sector of the market. Within the drug industry, we believe Warner Lambert should produce one of the best growth rates in earnings over the next two years.

                                   EVERGREEN
                                   Omega Fund

                          Portfolio Manager Interview

                                Top 10 Holdings
                        (as a percentage of net assets)


       Pfizer, Inc.                                                       4.9%

       General Electric Co.                                               3.4%

       Warner-Lambert Co.                                                 3.2%

       Cendant Corp.                                                      3.0%

       EMC Corp.                                                          2.5%

       Tyco International Ltd.                                            2.2%

       Furniture Brands International, Inc.                               2.2%

       Microsoft Corp.                                                    2.2%

       CBS Corp.                                                          2.1%

       Fleet Financial Group, Inc.                                        2.0%

     Where did you find new opportunities?


     We found new opportunities in broadcasting. At CBS, for example, revenues and profits improved under new management and with a new focus on radio and television broadcasting operations.


     We also invested in Viacom, which dominates the cable television industry with its MTV, Nickelodeon and Showtime networks. One division, Blockbuster Video (a video rental company) has been a major earnings disappointment and held back the stock's gains. Management's efforts are paying off in this area, however. Sales have rebounded and investors are now focused on the many positives at Viacom.

     Did you eliminate stocks from the
     portfolio?


     We eliminated oil service stocks from the portfolio. Oil company stocks made strong gains over the two to three years that we owned them. During the six-month period, however, oil prices declined triggering concerns that drilling activity and exploration and production would also decline. While we haven't seen cutbacks in existing drilling programs, we believe oil companies will be reluctant to commit to higher levels of drilling activity in the near future. One of the stocks we sold was ENSCO International, a company that had been among the Fund's top 10 holdings for more than a year.



     What is your outlook?


     We are cautiously optimistic about the next six to twelve months. There appears to be nothing on the horizon that should derail the market or the economy. We expect economic growth to continue to be relatively strong and interest rates and inflation to remain at relatively low levels. The stock market made strong gains in the first quarter of 1998 and valuations on stocks are relatively high. While there have been times when stocks have been highly valued for sustainable periods, they don't remain that way indefinitely. A market correction usually occurs. We believe the Fund has invested in good companies with strong franchises, excellent managements and the ability to sustain or increase earnings growth. We remain positive on the long-term outlook of the market.

                                   EVERGREEN
                           Small Company Growth Fund


                     Fund at a Glance as of March 31, 1998

We maintained the strategy that we've had in place for about two years: reducing the volatility of the portfolio and emphasizing higher quality companies.
                                   Portfolio
                                  Management
                ----------------------------------------


                                    [PHOTO]


                                J. Gary Craven
                             Tenure: November 1996



            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE





                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.
[GRAPHIC OF STYLE BOX]
                                   The Equity Style Box placement is based on a fund's price- to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                             Class A    Class B      Class C     Class Y
Inception Date               1/20/98    9/11/35      1/26/98      1/26/98

Average Annual Returns

6 months with sales charge     -        (3.00%)          -            -

6 months w/o sales charge      -         1.64%           -            -

One year with sales charge     -        34.45%           -            -

One year w/o sales charge      -        39.45%           -            -

3 years                        -        16.49%           -            -

5 years                        -        16.31%           -            -

10 years                       -        17.17%           -            -

Since Inception             7.66%       10.36%       12.20%       13.45%

Maximum Sales Charge        4.75%        5.00%        1.00%           n/a
                            Front End    CDSC         CDSC

6-month capital gain
  distributions per share      -        $ 0.78           -            -



* Adjusted for maximum sales charge.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH

                                    [GRAPH]
                  3/88    3/90    3/92    3/94    3/96    3/98
Class B Shares   9,525   12,519  21,273  28,511  39,148  48,774
NASDAQ          10,000   11,831  16,899  21,256  32,081  54,069
Russell 2000    10,000   11,923  15,434  19,678  26,791  39,989
CPI             10,000   11,047  11,957  12,635  13,350  13,923

Comparison of a $10,000 investment in Evergreen Small Company Growth Fund, Class B shares, versus a similar investment in the Russell 2000 Index, the NASDAQ Industrials Index, and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Russell 2000 Index and the NASDAQ Industrials Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                           Small Company Growth Fund


                          Portfolio Manager Interview


     How did the fund perform in the six-
     month period ended March 31, 1998?


     For the six-month period ended March 31, 1998, Class B shares produced a total return of 1.64%. The Russell 2000 Index rose 6.37% for the same period. For the twelve-month period ended March 31, 1998, the total return on Class B shares was 39.45% and the return for the Russell 2000 Index was 42.02%. These returns are unadjusted for any sales charges.

                           Portfolio Characteristics


       Total Net Assets                                         $1,448,262,102

       Number of Holdings                                                  222

       Beta                                                               1.17

       P/E Ratio                                                         30.6x

     What was the economic environment like
     during the period?


     The domestic economy was very healthy. Economic growth was strong, and inflation and interest rates remained relatively low. In addition, there was good disposable income, consumer confidence was high, and corporate earnings were strong. Stocks were generally on an upward course. Their climb was interrupted in October, however, when several Asian economies collapsed.

     How did the U.S. market react to the
     Asian crisis?


     At first there was massive selling with increased volatility until the end of 1997. Once investors got a better sense that the Asian markets account for a relatively small part of U.S. corporate profits, they began focusing on the more positive characteristics of the U.S. economy and the upward potential for U.S. stocks. For the first three months of 1998, U.S. stock prices rose significantly.

     Did you make any strategic changes to
     the portfolio?


     We maintained the strategy that we've had in place for about two years. During that time, one of our goals has been to reduce the volatility of the portfolio and to emphasize higher quality companies that we believe have the potential for more sustainable long-term earnings growth. At the end of the six-month period, the portfolio had a more domestic bias. It was composed primarily of companies that rely less on foreign markets for their profits.

                                Top 10 Holdings
                        (as a percentage of net assets)


       Roper Industries, Inc.                                             2.1%

       Astoria Financial Corp.                                            1.8%

       Health Management Associates, Inc.                                 1.7%

       Newpark Resources, Inc.                                            1.6%

       Comdisco, Inc.                                                     1.5%

       TCF Financial Corp.                                                1.5%

       Safeguard Scientifics, Inc.                                        1.3%

       Parametric Technology Corp.                                        1.2%

       Devry, Inc.                                                        1.2%

       Suiza Foods Corp.                                                  1.1%

     Where did you find new opportunities?


     We found new opportunities in telecommunications companies. This is the biggest change we made over the period. Telecommunications businesses are benefiting from deregulation, the advent of increased fiber optics networks, and accelerating demand for all types of communications - wire, wireless, voice and data. Two telecommunications companies that we added to the portfolio are Intermedia and ICG Communications. We also built up exposure to international long-distance telephone companies such as Telegroup, Star Communications, and Pacific Gateway Exchange.

     Consumer products was another new area of investment. We favored vitamin-related companies such as

                                   EVERGREEN
                           Small Company Growth Fund

                          Portfolio Manager Interview

     Nature's Bounty and Weider Nutrition. These companies are benefiting from a demographic trend. The aging population has increased interest in health products that are perceived to be natural.

                               Top 5 Industries
                        (as a percentage of net assets)


       Information Services & Technology                                 17.8%

       Healthcare Products & Services                                     9.2%

       Electrical Equipment & Services                                    8.1%

       Banks                                                              7.8%

       Finance & Insurance                                                4.5%

     Technology companies have been an important part of the portfolio. Did you make changes in this area?


     At 25.9% of assets on March 31, 1998, technology stocks continued to be the largest portion of the portfolio. Technology stocks include a broad range of businesses - software, hardware, telecommunications, and electronics companies. The Asian crisis affected the technology companies in the portfolio that produce in Asia and that have Asia as their end market, so we reduced the Fund's exposure to technology stocks. In some cases, however, the prices of the stocks we sold declined so steeply they became buying opportunities. We bought some of them back at substantially lower prices and they were solid contributors to performance. Even though the percentage of assets in the technology portion of the portfolio remained relatively constant, we changed our emphasis in this sector. We decreased the Fund's exposure to hardware and semiconductor-related companies in favor of technology service companies. These are companies that implement new technologies for other businesses. Two such companies in this area are FileNet and Documentum.


     What changes did you make to the
     energy portion of the portfolio?


     We substantially reduced the number of energy and oil service stocks in the portfolio. A decline in worldwide demand and overproduction by some oil-producing countries triggered a downturn in oil prices and profits to energy companies. When it appeared that oil stocks were oversold, that is, that the markets had over-reacted to the decline in energy prices, we began buying energy stocks. However, we repositioned the energy portion of the portfolio to a new area of energy service - offshore boat building companies.

     Insurance companies were an area of emphasis. What was attractive about these companies?


     We added insurance companies and insurance-related companies, such as insurance brokers, to the portfolio. We believe over the next several years, selected insurance companies have the potential to perform as well as some of the banks in which we have invested. Insurance companies continue to benefit from the increased productivity that comes from the use of technology. By using high technology products, companies run more efficiently, and this should result in stronger earnings growth. We are beginning to see mergers of all types of financial companies, and we believe this may be the beginning of a trend.

     What is your outlook?


     During the first quarter of 1998, the stock market produced double-digit returns. We believe it is unlikely, when looking at earnings forecasts, that these high returns could continue without some pullback. We believe there could be one or more short-term downturns in the market during the year. Nevertheless, we think the underlying trends for the Fund and the stock market are healthy. Earnings projections for the companies we hold in the portfolio are strong. And the overall environment for the stock market, which includes relatively strong economic growth, and relatively low interest rates and inflation, still provides a very positive backdrop for small-company stocks.



     Funds that invest in stocks of small companies, also called small-cap stocks, involve certain risks and, therefore, may not be appropriate for all investors. Although they may offer the potential for greater long-term returns, they also may experience greater price volatility due to their limited focus on a particular industry, market, product, or service, or because they invest in smaller, less established companies.

                                   EVERGREEN
                             Strategic Growth Fund

                     Fund at a Glance as of March 31, 1998

Our strategy has been to retain a nucleus of stocks that have consistent earnings growth over the long term.

                                   Portfolio
                                   Management
                  ----------------------------------------

                                    [PHOTO]



                             Maureen Cullinane, CFA
                               Tenure: April 1995


            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE





                                   Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.
[GRAPHIC OF STYLE BOX]
                                   The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                Class A      Class B      Class C
Inception Date                1/20/98    9/11/35       1/22/98

Average Annual Returns

6 months with sales charge       -          8.51%       -

6 months w/o sales charge        -         13.46%       -

One year with sales charge       -         42.94%       -

One year w/o sales charge        -         47.94%       -

3 years                          -         26.87%       -

5 years                          -         18.59%       -

10 years                         -         16.13%       -

Since Inception              9.98%         11.70%      12.73%

Maximum Sales Charge         4.75%          5.00%       1.00%
                             Front End      CDSC         CDSC

6-month capital gain
  distributions per share       -        $ 1.33         -



*Adjusted for maximum sales charge.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH

                                    [GRAPH]

                   3/88   3/90   3/92   3/94   3/96    3/98
Class B Shares    10,000 12,748 16,903 20,916  26,928 44,605
S&P 500           10,000 16,091 17,903 20,933  31,957 56,672
CPI               10,000 11,047 11,957 12,635  13,350 13,923


Comparison of a $10,000 investment in Evergreen Strategic Growth Fund, Class B shares, versus a similar investment in the S & P 500 Index and the Consumer Price Index (CPI).


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S & P 500 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                             Strategic Growth Fund

                          Portfolio Manager Interview



     How did the fund perform for the six-
     month period ended March 31, 1998?


     For the six-month period ended March 31, 1998, Class B shares produced a 13.46% total return. In comparison, the Standard & Poor's 500 Index (S&P
     500) rose 17.22%. For the twelve-month period ended March 31, 1998, Class B shares gained 47.94% and the S&P Index rose 48.00%. These returns are unadjusted for any sales charges.

                           Portfolio Characteristics


       Total Net Assets                                           $982,121,418

       Number of Holdings                                                   70

       Beta                                                               0.97

       P/E Ratio                                                         29.1x

     What was the investment environment
     like during the period?


     The investment environment exceeded virtually everyone's expectations. After three years of solid growth, the economy continued on an upward course and interest rates and inflation remained in check. Added to these solid economic fundamentals were large dollar inflows into the stock market from individual investors. While stocks experienced a temporary setback in reaction to the financial crisis in the ASEAN* countries (Association of Southeast Asian Nations) in October, they made significant gains over the period.


     Did the ASEAN crisis affect the Fund?


     The crisis had virtually no impact on the Fund's performance. However, because we were concerned that all emerging markets would be affected by the problems in the emerging markets in Asia, we sold holdings in Brazil and Mexico. The Fund's combined position in both of these markets was approximately 5% of assets.


     *Includes Brunei, Indonesia, Laos, Malaysia, Philippines, Singapore, Thailand, Vietnam and Burma.

     How did you manage the Fund during
     the period?


     Our strategy has been to retain a nucleus of stocks that have demonstrated consistent earnings growth over the long term. Many of the stocks in which we invested are multinational companies that conduct business all over the world. Therefore, a crisis in one part of the world, such as in the ASEAN countries, could be offset by stronger growth elsewhere. At the end of the period, some of the well-known companies in the portfolio were General Electric, CBS, Microsoft, Exxon, Coca Cola, Pfizer and Disney. Approximately two-thirds of the Fund's assets were invested in large-company stocks. The rest of the assets were in midsized and small-company stocks.

                               Top 5 Industries
                        (as a percentage of net assets)


       Healthcare /Pharmaceuticals                                       18.9%

       Information Services & Technology                                 11.4%

       Banks                                                              9.7%

       Oil/Energy                                                         8.3%

       Publishing, Broadcasting & Entertainment                           7.6%

     What were some of the strongest
     contributors to performance?


     Pharmaceutical companies were strong contributors. On March 31, 1998, Pfizer was the Fund's largest holding at 5.0% of assets. Warner-Lambert Company was the Fund's third largest position at 2.9% of assets. Pfizer's significant investment in research and development should begin to contribute to earnings growth. The company recently launched Viagra, the new male impotence drug, and we expect Pfizer will receive FDA approval over the next

                                   EVERGREEN
                             Strategic Growth Fund

                          Portfolio Manager Interview

     few years for other drugs in five therapeutic areas: infectious diseases, cardiovascular, central nervous systems, diabetes and women's health. Warner Lambert continues to benefit from the sale of Lipitor, a cholesterol-lowering drug and now controls approximately 35% of that market. Relative to other drug companies, we believe Warner Lambert should produce one of the best growth rates in earnings over the next two years.


                                Top 10 Holdings
                        (as a percentage of net assets)


       Pfizer, Inc.                                                       5.0%

       General Electric                                                   3.9%

       Warner-Lambert Co.                                                 2.9%

       Cendant Corp.                                                      2.7%

       CBS Corp.                                                          2.2%

       Microsoft Corp.                                                    2.2%

       EMC Corp.                                                          2.2%

       Fleet Financial Group, Inc.                                        2.0%

       Disney (Walt) Co.                                                  2.0%

       Penzoil Co.                                                        2.0%

     Media companies (publishing, broadcasting and entertainment firms) are a new addition to the Fund's Top 5 industry allocations. Why were these companies attractive?


     Within the media industry, we focused on broadcasting companies. In a stronger economy, many companies increase their advertising budgets in order to differentiate their products. Because radio and TV broadcasters can target the mass market very efficiently, they capture much of the higher spending on advertising. CBS, which was "spun out" from Westinghouse, is a prime beneficiary. New management and more intense focus on radio and television broadcasting operations have contributed to improved revenues and profits.


     We also invested in Viacom - a dominant company in cable television. Viacom owns the Showtime, MTV and Nickelodeon networks and has an interest in Paramount Studios, which produced Titanic. A turnaround at the Blockbuster Video division of Viacom has resulted in a much improved balance sheet and stronger cash flows.



     Were there any disappointments?


     As a group, food and beverage stocks, which accounted for 3.6% of assets, lagged the general market and other economic sectors. Food and beverage stocks rose approximately 15% during the period. While that performance is good, it pales in comparison to pharmaceutical stocks that gained 31%, broadcasting stocks that advanced 35%, or amusement stocks that rose 23%. It appeared that investors were less interested in the food and beverage area and preferred stocks in industries that produced more rapid earnings growth. This often happens when the stock market and the economy are very strong.



     What is your outlook?


     Our analysis indicates that over the long term the economy should continue to grow at a moderate rate and interest rates and inflation should remain at relatively low levels. We also believe that inflows into the market should be strong, as baby boomers continue to invest for retirement. For more than three years, the stock market has produced superior gains, and we believe it is unrealistic to think that such exceptional returns could continue without some pullback. We believe the Fund has invested in good companies, with strong franchises, excellent managements and the ability to sustain or increase earnings growth. We remain positive on the long-term outlook of the market. Because no one can predict the direction of the market, we encourage you to stick with your long-term goals, diversify your investments among different types of assets, and take a long-term view in analyzing your investment returns.

                                   EVERGREEN
                             Aggressive Growth Fund


                              Financial Highlights
                (For a share outstanding throughout each period)


                                             Six Months Ended             Year Ended September 30,
                                             March 31, 1998    -----------------------------------------------
                                                (Unaudited)        1997#           1996           1995*(a)
 CLASS A SHARES
Net asset value beginning of period            $   23.48         $ 21.04       $  17.37        $     13.85
                                               ===========       =========      =========       ==========

Income (loss) from investment
 operations
Net investment loss                               ( 0.12)        (  0.21)       (  0.15)           (  0.16)

Net realized and unrealized gain (loss) on
 investments                                        0.67            2.65           4.46               3.68
                                               -----------       ---------      ---------       ----------

Total from investment operations                    0.55            2.44           4.31               3.52
                                               -----------       ---------      ---------       ----------

Less distributions
From net realized gain on investments             ( 0.85)              0        (  0.64)                 0
                                               -----------       ---------      ---------       ----------

Total distributions                               ( 0.85)              0        (  0.64)                 0
                                               -----------       ---------      ---------       ----------

Net asset value end of period                  $   23.18         $ 23.48       $  21.04        $     17.37
                                               ===========       =========      =========       ==========

Total return +                                      2.56%          11.60%         25.62%             25.42%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                     1.27%++         1.26%          1.22%              1.47%++

 Total expenses, excluding indirectly paid
  expenses                                          1.27%++         1.25%          N/A                N/A

 Net investment loss                            (   1.11%)++     (  1.05%)      (  0.86%)          (  1.12%)++

Portfolio turnover rate                               28%             56%            33%                31%

Average commission rate paid per share       $    0.0598     $    0.0531    $    0.0582               N/A

Net assets end of period (thousands)         $   157,749     $   173,982    $    96,608         $   70,858




                                               Year Ended October 31,
                                            ----------------------------
                                                1994#(a)     1993#(a)
 CLASS A SHARES
Net asset value beginning of period           $    14.44    $    11.76
                                              ==========    ==========

Income (loss) from investment
 operations
Net investment loss                             (   0.13)     (   0.12)

Net realized and unrealized gain (loss) on
 investments                                    (   0.22)         3.06
                                              ----------    ----------

Total from investment operations                (   0.35)         2.94
                                              ----------    ----------

Less distributions
From net realized gain on investments           (   0.24)     (   0.26)
                                              ----------    ----------

Total distributions                             (   0.24)     (   0.26)
                                              ----------    ----------

Net asset value end of period                 $    13.85    $    14.44
                                              ==========    ==========

Total return +                                  (   2.42%)       25.31%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                     1.25%         1.31%

 Total expenses, excluding indirectly paid
  expenses                                       N/A           N/A

 Net investment loss                            (   0.92%)    (   0.92%)

Portfolio turnover rate                               59%           48%

Average commission rate paid per share           N/A           N/A

Net assets end of period (thousands)          $   64,635    $   58,053



                                                                                  Year Ended October 31,
                                                         -------------------------------------------------------------------------
                                                             1992#(a)     1991#(a)       1990#(a)     1989#(a)      1988**#(a)
 CLASS A SHARES
Net asset value beginning of period                        $    12.22    $    7.37     $    11.06    $    7.62      $     7.07
                                                           ==========    =========     ==========    =========      ==========

Income (loss) from investment operations
Net investment loss                                          (   0.10)     (  0.08)      (   0.04)     (  0.11)        (  0.21)

Net realized and unrealized gain (loss) on investments           1.84         5.59       (   2.02)        3.55            0.76
                                                           -----------   ---------     ----------    ---------      ----------

Total from investment operations                                 1.74         5.51       (   2.06)        3.44            0.55
                                                           -----------   ---------     ----------    ---------      ----------

Less distributions
From net realized gain on investments                        (   2.20)     (  0.66)      (   1.63)           0               0
                                                           -----------   ---------     ----------    ---------      ----------

Total distributions                                             (2.20)     (  0.66)      (   1.63)           0               0
                                                           -----------   ---------     ----------    ---------      ----------

Net asset value end of period                              $    11.76    $   12.22     $     7.37    $   11.06      $     7.62
                                                           ===========   =========     ==========    =========      ==========

Total return +                                                  17.43%       79.80%      (  20.45%)      45.14%           7.78%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                  1.44%        1.59%          1.86%        1.78%           2.02%++

 Net investment loss                                           ( 0.93%)    (  0.71%)     (   0.49%)    (  1.19%)       (  1.36%)++

Portfolio turnover rate                                            46%         108%           100%         120%             45%

Net assets end of period (thousands)                       $   29,302    $  23,509     $   14,325    $  21,241      $   19,900


#   Net investment income is based on average shares outstanding during the period.
+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
* For the eleven months ended September 30, 1995. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1995.
** For the ten months ended October 31, 1988. The Fund changed its fiscal year end from December 31 to October 31, effective October 31, 1988.
(a) Effective June 30, 1995, Evergreen Aggressive Growth Fund, a new series of Evergreen Trust, acquired substantially all of the net assets of ABT Emerging Growth Fund. ABT Emerging Growth Fund, which had a fiscal year that ended on October 31 was the accounting survivor in the combination. Accordingly, the information above includes the results of operations of ABT Emerging Growth Fund prior to June 30, 1995.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Aggressive Growth Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                       Six Months Ended               Year Ended September 30,
                                                       March 31, 1998# --------------------------------------------------
                                                          (Unaudited)        1997#           1996             1995*
 CLASS B SHARES
Net asset value beginning of period                      $    23.18        $   20.89       $   17.35        $    15.82
                                                         ============      ==========      ==========       ==========

Income (loss) from investment operations
Net investment loss                                        (    0.20)        (   0.37)       (   0.16)        (   0.03)

Net realized and unrealized gain on investments               0.67             2.66            4.34               1.56
                                                         ------------      ----------      ----------       ----------

Total from investment operations                              0.47             2.29            4.18               1.53
                                                         ------------      ----------      ----------       ----------

Less distributions
From net realized gain on investments                      (    0.85)               0        (   0.64)               0
                                                         ------------      ----------      ----------       ----------

Total distributions                                        (    0.85)               0        (   0.64)               0
                                                         ------------      ----------      ----------       ----------

Net asset value end of period                            $    22.80        $   23.18       $   20.89        $    17.35
                                                         ============      ==========      ==========       ==========

Total return +                                                   2.24%         10.96%           24.88%            9.67%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                  2.04%++        2.02%            1.98%            2.09%++

 Total expenses, excluding indirectly paid expenses              2.04%++        2.01%          N/A               N/A

 Net investment loss                                        (    1.87%)++   (   1.80%)       (   1.60%)       (   1.71%)++

Portfolio turnover rate                                            28%             56%             33%              31%

Average commission rate paid per share                $       0.0598     $     0.0531    $     0.0582             N/A

Net assets end of period (thousands)                  $       40,305     $     41,167    $     21,644       $    2,858



                                                       Six Months Ended               Year Ended September 30,
                                                       March 31, 1998# --------------------------------------------------
                                                          (Unaudited)        1997#           1996            1995**
 CLASS C SHARES
Net asset value beginning of period                      $    23.16        $   20.88       $   17.31       $    16.42
                                                         ============      ==========      ==========       ==========

Income (loss) from investment operations
Net investment loss                                       (    0.20)        (   0.36)       (   0.15)        (   0.01)

Net realized and unrealized gain on investments                0.68             2.64            4.36             0.90
                                                         ------------      ----------      ----------       ----------

Total from investment operations                               0.48             2.28            4.21             0.89
                                                         ------------      ----------      ----------       ----------

Less distributions
From net realized gain on investments                     (    0.85)               0        (   0.64)               0
                                                         ------------      ----------      ----------       ----------

Total distributions                                       (    0.85)               0        (   0.64)               0
                                                         ------------      ----------      ----------       ----------

Net asset value end of period                            $    22.79        $   23.16       $   20.88        $    17.31
                                                         ============      ==========      ==========       ==========

Total return +                                                 2.29%           10.92%          25.11%           5.42%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                2.04%++          2.02%           1.96%           2.09%++

 Total expenses, excluding indirectly paid expenses            2.04%++          2.01%            N/A             N/A

 Net investment loss                                      (    1.87%)++     (   1.80%)      (   1.57%)      (   1.51%)++

Portfolio turnover rate                                          28%              56%             33%             31%

Average commission rate paid per share                $       0.0598     $     0.0531    $     0.0582            N/A

Net assets end of period (thousands)                  $        3,767     $      3,992    $        991       $    416


# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from July 7, 1995 (commencement of class operations) to September 30, 1995.
** For the period from August 3, 1995 (commencement of class operations) to September 30, 1995.














                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Aggressive Growth Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                       Six Months Ended              Year Ended September 30,
                                                       March 31, 1998# ------------------------------------------------
                                                          (Unaudited)        1997#           1996            1995*
 CLASS  Y  SHARES
Net asset value beginning of period                      $    23.57        $   21.09       $   17.38       $    15.79
                                                         ===========       ==========      ==========      ==========

Income (loss) from investment operations
Net investment loss                                      (    0.09)        (   0.17)       (   0.06)       (   0.01)

Net realized and unrealized gain on investments               0.67             2.65            4.41              1.60
                                                         -----------       ----------      ----------      ----------

Total from investment operations                              0.58             2.48            4.35              1.59
                                                         -----------       ----------      ----------      ----------

Less distributions
From net realized gain on investments                    (    0.85)               0        (   0.64)              0
                                                         -----------       ----------      ----------      ----------

Total distributions                                      (    0.85)               0        (   0.64)              0
                                                         -----------       ----------      ----------      ----------

Net asset value end of period                           $    23.30        $   23.57       $   21.09       $    17.38
                                                         ===========       ==========      ==========      ==========

Total return                                                  2.68%           11.76%          25.84%          10.07%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                               1.01%+           1.01%           0.97%           1.08%+

 Total expenses, excluding indirectly paid expenses           1.01%+           1.00%           N/A              N/A

 Net investment loss                                     (    0.86%)+      (   0.78%)      (   0.60%)      (   0.71%)+

Portfolio turnover rate                                         28%              56%             33%             31%

Average commission rate paid per share                $     0.0598       $   0.0531    $     0.0582             N/A

Net assets end of period (thousands)                  $     32,043       $   44,384    $     25,918      $    1,889


# Net investment income is based on average shares outstanding during the period.
+ Annualized.
* For the period from July 11, 1995 (commencement of class operations) to September 30, 1995.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Evergreen Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                       Six Months Ended              Year Ended September 30,
                                                       March 31, 1998# ------------------------------------------------
                                                          (Unaudited)        1997#           1996            1995*
 CLASS A SHARES
Net asset value beginning of period                      $    22.96       $   17.64       $   15.55        $    11.97
                                                         ===========      ============    ============     ==========

Income from investment operations
Net investment income                                         0.03            0.11            0.12               0.01

Net realized and unrealized gain on investments               2.73            5.71            2.61               3.57
                                                         -----------      ------------    ------------     ----------

Total from investment operations                              2.76            5.82            2.73               3.58
                                                         -----------      ------------    ------------     ----------

Less distributions
From net investment income                               (    0.10)        (   0.09)       (   0.06)              0

From net realized gain on investments                    (    0.50)        (   0.41)       (   0.58)              0
                                                         -----------      ------------    ------------     ----------

Total distributions                                      (    0.60)        (   0.50)       (   0.64)              0
                                                         -----------      ------------    ------------     ----------

Net asset value end of period                           $    25.12       $   22.96       $   17.64        $    15.55
                                                         ===========      ============    ============     ==========

Total return +                                               12.35%          33.72%          18.07%         29.91%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                               1.44%++         1.40%           1.45%          1.70%++

 Total expenses, excluding indirectly paid expenses           1.44%++         1.40%            N/A            N/A

 Total expenses, excluding fee waivers & expense
  reimbursements                                               N/A             N/A             N/A           1.75%++

 Net investment income                                        0.23%++         0.58%           0.63%          0.13%++

Portfolio turnover rate                                          4%             12%             15%            19%

Average commission rate paid per share                 $      0.0571      $  0.0577     $   0.0603           N/A

Net assets end of period (millions)                    $         219      $     161     $        87      $       29



                                                       Six Months Ended               Year Ended September 30,
                                                       March 31, 1998#   -----------------------------------------------
                                                          (Unaudited)        1997#              1996             1995*
 CLASS B SHARES
Net asset value beginning of period                      $   22.69        $   17.49       $   15.48        $    11.97
                                                         ============      ==========      ==========       ==========

Income (loss) from investment operations
Net investment loss                                        (  0.05)        (   0.03)       (   0.03)        (   0.02)

Net realized and unrealized gain on investments               2.71             5.64            2.64             3.53
                                                         ------------      ----------      ----------       ----------

Total from investment operations                              2.66             5.61            2.61             3.51
                                                         ------------      ----------      ----------       ----------

Less distributions
From net investment income                                       0                0        (   0.02)               0

From net realized gain on investments                    (    0.50)        (   0.41)       (   0.58)               0
                                                         ------------      ----------      ----------       ----------

Total distributions                                      (    0.50)        (   0.41)       (   0.60)               0
                                                         ------------      ----------      ----------       ----------

Net asset value end of period                            $   24.85        $   22.69       $   17.49        $    15.48
                                                         ============      ==========      ==========       ==========

Total return +                                               11.98%           32.69%          17.29%            29.32%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                               2.19%++          2.15%           2.18%             2.32%++

 Total expenses, excluding indirectly paid expenses           2.19%++          2.15%          N/A           N/A

 Total expenses, excluding fee waivers & expense
  reimbursements                                               N/A              N/A           N/A                2.34%++

 Net investment loss                                     (    0.52%)++     (   0.16%)      (   0.10%)        (   0.48%)++

Portfolio turnover rate                                          4%              12%             15%               19%

Average commission rate paid per share                $     0.0571     $     0.0577    $     0.0603              N/A

Net assets end of period (millions)                   $        664     $        503    $        254        $       74


# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Evergreen Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                       Six Months Ended               Year Ended September 30,
                                                       March 31, 1998# --------------------------------------------------
                                                          (Unaudited)        1997#           1996             1995*
 CLASS C SHARES
Net asset value beginning of period                      $   22.66        $   17.47       $   15.48        $    11.97
                                                         ============      ==========      ==========       ==========

Income (loss) from investment operations
Net investment income (loss)                               (  0.03)        (   0.04)              0           (   0.01)

Net realized and unrealized gain on investments               2.67             5.64            2.61               3.52
                                                         ------------      ----------      ----------       ----------

Total from investment operations                              2.64             5.60            2.61               3.51
                                                         ------------      ----------      ----------       ----------

Less distributions
From net investment income                                       0                0        (   0.04)                 0

From net realized gain on investments                      (  0.50)        (   0.41)       (   0.58)                 0
                                                         ------------      ----------      ----------       ----------

Total distributions                                        (  0.50)        (   0.41)       (   0.62)                 0
                                                         ------------      ----------      ----------       ----------

Net asset value end of period                            $   24.80        $   22.66       $   17.47         $    15.48
                                                         ============      ==========      ==========       ==========

Total return +                                                11.91%           32.67%          17.29%            29.32%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                2.19%++          2.16%           2.14%             2.12%++

 Total expenses, excluding indirectly paid expenses            2.19%++          2.16%            N/A              N/A

 Total expenses, excluding fee waivers & expense
  reimbursements                                               N/A               N/A            2.38%             5.31%++

 Net investment loss                                       (    0.51%)++    (   0.18%)      (   0.07%)        (   0.31%)++

Portfolio turnover rate                                            4%             12%             15%               19%

Average commission rate paid per share                $       0.0571     $     0.0577    $     0.0603          N/A

Net assets end of period (millions)                   $           13     $          9    $          6       $        2


# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Evergreen Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                             Six Months Ended
                                             March 31, 1998#
                                                (Unaudited)
 CLASS  Y  SHARES
Net asset value beginning of period            $    23.07
                                               ==========

Income from investment operations
Net investment income                               0.05

Net realized and unrealized gain on
 investments                                        2.76
                                               ----------

Total from investment operations                    2.81
                                               ----------

Less distributions
From net investment income                       (  0.14)

From net realized gain on investments            (  0.50)
                                               -----------

Total distributions                              (  0.64)
                                               -----------

Net asset value end of period                  $   25.24
                                               ===========

Total return                                       12.54%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                     1.18%+

 Total expenses, excluding indirectly paid
  expenses                                          1.18%+

 Interest expense                                 N/A

 Net investment income                              0.48%

Portfolio turnover rate                                4%

Average commission rate paid per share       $     0.0571

Net assets end of period (millions)          $      1,258




                                                                    Year Ended September 30,
                                            -------------------------------------------------------------------------
                                                1997#           1996           1995          1994          1993
 CLASS  Y  SHARES
Net asset value beginning of period          $   17.71       $   15.59       $   14.62     $   14.46     $   13.10
                                             ============    ============    =========     =========     =========

Income from investment operations
Net investment income                            0.16            0.24             0.10          0.07          0.09

Net realized and unrealized gain on
 investments                                     5.73            2.55             3.10          0.79          1.96
                                             ------------    ------------    ---------     ---------     ---------

Total from investment operations                 5.89            2.79             3.20          0.86          2.05
                                             ------------    ------------    ---------     ---------     ---------

Less distributions
From net investment income                   (   0.12)       (   0.09)        (   0.07)     (   0.09)     (   0.07)

From net realized gain on investments        (   0.41)       (   0.58)        (   2.16)     (   0.61)     (   0.62)
                                             ------------    ------------    ----------    ----------    ----------

Total distributions                          (   0.53)       (   0.67)        (   2.23)     (   0.70)     (   0.69)
                                             ------------    ------------    ----------    ----------    ----------

Net asset value end of period               $   23.07       $   17.71         $  15.59     $   14.62     $   14.46
                                             ============    ============    ==========    ==========    ==========

Total return                                    34.08%          18.43%           26.79%         6.16%        15.83%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                     1.15%           1.15%         1.16%         1.13%         1.11%

 Total expenses, excluding indirectly paid
  expenses                                          1.15%            N/A          N/A           N/A           N/A

 Interest expense                                    N/A             N/A          0.06%         0.09%         0.01%

 Net investment income                              0.80%          0.93%          0.53%         0.40%         0.60%

Portfolio turnover rate                               12%            15%            19%           19%           21%

Average commission rate paid per share       $    0.0577     $   0.0603           N/A           N/A           N/A

Net assets end of period (millions)          $     1,104     $      841      $     612    $      526    $      657



                                                                               Year Ended September 30,
                                                         --------------------------------------------------------------------
                                                              1992         1991          1990          1989         1988*
 CLASS  Y  SHARES
Net asset value beginning of period                       $   13.32     $   9.66      $   14.01    $   12.47      $   15.12
                                                          =========     ========      =========    =========      =========

Income (loss) from investment operations
Net investment income                                          0.09         0.17           0.24         0.32           0.21

Net realized and unrealized gain (loss) on investments         0.55         3.93       (   3.62)        1.99       (   1.05)
                                                          ---------     --------      ---------    ---------      ---------

Total from investment operations                               0.64         4.10       (   3.38)        2.31       (   0.84)
                                                          ---------     --------      ---------    ---------      ---------

Less distributions
From net investment income                                 (   0.17)     (  0.18)      (   0.36)    (   0.21)      (   0.25)

From net realized gain on investments                      (   0.69)     (  0.26)      (   0.61)    (   0.56)      (   1.56)
                                                          ----------    ---------     ---------    ----------     ---------

Total distributions                                         (   0.86)     (  0.44)     (   0.97)     (   0.77)     (   1.81)
                                                          ----------    ---------     ---------    ----------     ---------

Net asset value end of period                             $   13.10     $  13.32      $    9.66    $   14.01      $   12.47
                                                          ==========    =========     =========    ==========     =========

Total return                                                   5.19%       43.74%     (  25.38%)       19.99%     (   1.87%)

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                1.13%        1.15%         1.15%         1.11%         1.03%

 Net investment income                                         0.56%        1.45%         1.83%         2.46%         1.70%

Portfolio turnover rate                                          32%          35%           39%           40%           42%

Net assets end of period (millions)                       $     772    $     755     $     525    $      867     $     751


# Net investment income is based on average shares outstanding during the period.
+ Annualized.
* Net of expense limitation in fiscal year 1988.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Micro Cap Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                   Six Months Ended
                                                                   March 31, 1998#
                                                                      (Unaudited)
 CLASS A SHARES
Net asset value beginning of period                                 $    26.68
                                                                    =============

Income (loss) from investment operations
Net investment loss                                                    (    0.15)

Net realized and unrealized gain (loss) on investments                      2.47
                                                                    -------------

Total from investment operations                                            2.32
                                                                    -------------

Less distributions
From net realized gain on investments                                  (    1.39)
                                                                    -------------

Total distributions                                                    (    1.39)
                                                                    -------------

Net asset value end of period                                       $      27.61
                                                                    =============

Total return +                                                              9.04%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                             1.79%++

 Interest expense                                                           0.06%++

 Total expenses, excluding indirectly paid expenses                         1.78%++

 Total expenses, excluding fee waivers & expense reimbursements              N/A

 Net investment loss                                                   (    1.14%)++

Portfolio turnover rate                                                       24%

Average commission rate paid per share                            $        0.0523

Net assets end of period (thousands)                              $         5,922




                                                                               Year Ended September 30,
                                                                  --------------------------------------------------
                                                                      1997#           1996             1995*
 CLASS A SHARES
Net asset value beginning of period                                 $   17.31       $   18.41        $     15.76
                                                                    ==========      ==========       ===========

Income (loss) from investment operations
Net investment loss                                                   (  0.15)       (   0.10)          (   0.10)

Net realized and unrealized gain (loss) on investments                   9.52        (   0.44)              2.75
                                                                    ----------      ----------       -----------

Total from investment operations                                         9.37        (   0.54)              2.65
                                                                    ----------      ----------       -----------

Less distributions
From net realized gain on investments                                       0        (   0.56)                 0
                                                                    ----------      ----------       -----------

Total distributions                                                         0        (   0.56)                 0
                                                                    ----------      ----------       -----------

Net asset value end of period                                        $  26.68       $   17.31         $    18.41
                                                                    ==========      ==========       ===========

Total return +                                                          54.13%       (   2.90%)            16.81%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                          1.79%           1.73%             1.51%++

 Interest expense                                                        0.02%           0.02%              N/A

 Total expenses, excluding indirectly paid expenses                      1.78%             N/A              N/A

 Total expenses, excluding fee waivers & expense reimbursements          N/A              3.08%            4.33%++

 Net investment loss                                                 (   0.73%)       (   0.52%)       (   1.03%)++

Portfolio turnover rate                                                    59%             160%              84%

Average commission rate paid per share                            $    0.0543     $     0.0465              N/A

Net assets end of period (thousands)                              $     2,438     $        903       $    1,089



                                                                   Six Months Ended
                                                                   March 31, 1998#
                                                                      (Unaudited)
 CLASS B SHARES
Net asset value beginning of period                                 $    26.14
                                                                    =============

Income (loss) from investment operations
Net investment loss                                                    (  0.24)

Net realized and unrealized gain (loss) on investments                    2.41
                                                                    -------------

Total from investment operations                                          2.17
                                                                    -------------

Less distributions
From net realized gain on investments                                  (  1.39)
                                                                    -------------

Total distributions                                                    (  1.39)
                                                                    -------------

Net asset value end of period                                       $    26.92
                                                                    =============

Total return +                                                            8.64%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                           2.54%++

 Interest expense                                                         0.06%++

 Total expenses, excluding indirectly paid expenses                       2.53%++

 Total expenses, excluding fee waivers & expense reimbursements           N/A

 Net investment loss                                                 (    1.89%)++

Portfolio turnover rate                                                     24%

Average commission rate paid per share                            $     0.0523

Net assets end of period (thousands)                              $      4,719




                                                                               Year Ended September 30,
                                                                  --------------------------------------------------
                                                                      1997#           1996             1995*
 CLASS B SHARES
Net asset value beginning of period                                 $  17.07        $   18.30        $    15.76
                                                                    ==========      ==========       ===========

Income (loss) from investment operations
Net investment loss                                                   ( 0.28)        (   0.25)         (   0.20)

Net realized and unrealized gain (loss) on investments                  9.35         (   0.42)             2.74
                                                                    ----------      ----------       -----------

Total from investment operations                                        9.07         (   0.67)             2.54
                                                                    ----------      ----------       -----------

Less distributions
From net realized gain on investments                                      0         (   0.56)                0
                                                                    ----------      ----------       -----------

Total distributions                                                        0         (   0.56)                0
                                                                    ----------      ----------       -----------

Net asset value end of period                                       $  26.14        $   17.07        $    18.30
                                                                    ==========      ==========       ===========

Total return +                                                         53.13%        (   3.64%)           16.12%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                         2.59%            2.47%             2.26%++

 Interest expense                                                       0.02%            0.02%              N/A

 Total expenses, excluding indirectly paid expenses                     2.58%             N/A               N/A

 Total expenses, excluding fee waivers & expense reimbursements        N/A               3.26%             3.66%++

 Net investment loss                                                (   1.44%)       (   1.28%)         (  1.77%)++
Portfolio turnover rate                                                   59%             160%               84%

Average commission rate paid per share                            $    0.0543    $     0.0465                N/A

Net assets end of period (thousands)                              $     1,713    $      1,461         $    2,020


# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.









                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Micro Cap Fund




                              Financial Highlights

                (For a share outstanding throughout each period)



                                                                   Six Months Ended
                                                                   March 31, 1998#
                                                                      (Unaudited)
 CLASS C SHARES
Net asset value beginning of period                                 $    26.16
                                                                    =============

Income (loss) from investment operations
Net investment loss                                                    (  0.25)

Net realized and unrealized gain (loss) on investments                    2.42
                                                                    -------------

Total from investment operations                                          2.17
                                                                    -------------

Less distributions
From net realized gain on investments                                  (  1.39)
                                                                    -------------

Total distributions                                                    (  1.39)
                                                                    -------------

Net asset value end of period                                       $    26.94
                                                                    =============

Total return +                                                            8.63%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                           2.54%++

 Interest expense                                                         0.06%++

 Total expenses, excluding indirectly paid expenses                       2.53%++

 Total expenses, excluding fee waivers & expense reimbursements         N/A

 Net investment loss                                                 (    1.93%)++

Portfolio turnover rate                                                     24%

Average commission rate paid per share                            $     0.0523

Net assets end of period (thousands)                              $      3,721




                                                                               Year Ended September 30,
                                                                  --------------------------------------------------
                                                                      1997#           1996             1995*
 CLASS C SHARES
Net asset value beginning of period                                 $   17.09       $   18.31        $    15.76
                                                                    ==========      ==========       ===========

Income (loss) from investment operations
Net investment loss                                                   (  0.25)       (   0.35)         (   0.20)

Net realized and unrealized gain (loss) on investments                   9.32        (   0.31)             2.75
                                                                    ----------      ----------       -----------

Total from investment operations                                         9.07        (   0.66)             2.55
                                                                    ----------      ----------       -----------

Less distributions
From net realized gain on investments                                       0        (   0.56)                0
                                                                    ----------      ----------       -----------

Total distributions                                                         0        (   0.56)                0
                                                                    ----------      ----------       -----------

Net asset value end of period                                       $   26.16       $   17.09        $     18.31
                                                                    ==========      ==========       ===========

Total return +                                                          53.07%       (   3.58%)            16.18%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                          2.56%           2.44%              2.25%++

 Interest expense                                                        0.02%           0.02%              N/A

 Total expenses, excluding indirectly paid expenses                      2.55%           N/A                N/A

 Total expenses, excluding fee waivers & expense reimbursements        N/A              32.28%            41.34%++

 Net investment loss                                                 (   1.50%)      (   1.35%)        (   1.76%)++

Portfolio turnover rate                                                    59%            160%               84%

Average commission rate paid per share                            $     0.0543    $    0.0465               N/A

Net assets end of period (thousands)                              $        261    $        27        $       62


# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 3, 1995 (commencement of class operations) to September 30, 1995.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Micro Cap Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                Year Ended September 30,
                                             Six Months Ended  ----------------------------------------------------------
                                             March 31, 1998#
                                                (Unaudited)        1997#         1996          1995          1994*
 CLASS  Y  SHARES
Net asset value beginning of period            $   26.83        $  17.35       $  18.42      $  21.74     $    21.20
                                               ===========       =========      =========     =========     ==========

Income (loss) from investment
 operations
Net investment loss                              (  0.11)        (  0.09)       (  0.08)      (  0.23)       (  0.05)

Net realized and unrealized gain (loss) on
 investments                                        2.48            9.57        (  0.43)         0.59           0.59
                                               -----------       ---------      ---------     ---------     ----------

Total from investment operations                    2.37            9.48        (  0.51)         0.36           0.54
                                               -----------       ---------      ---------     ---------     ----------

Less distributions
From net investment income                             0               0              0             0              0

From net realized gain on investments            (  1.39)              0        (  0.56)      (  3.68)             0
                                               -----------       ---------      ---------     ---------     ----------

Total distributions                              (  1.39)              0        (  0.56)      (  3.68)             0
                                               -----------       ---------      ---------     ---------     ----------

Net asset value end of period                  $   27.81        $  26.83       $  17.35     $   18.42     $    21.74
                                               ===========       =========      =========     =========     ==========

Total return                                        9.18%          54.64%       (  2.73%)       4.76%          2.55%

Ratios/supplemental data

Ratios to average net assets:
 Total expenses                                     1.54%+          1.59%          1.55%        1.36%          1.37%+

 Interest expense                                   0.06%+          0.02%          0.02%         N/A           N/A

 Total expenses, excluding indirectly paid
  expenses                                          1.53%+          1.58%           N/A          N/A           N/A

 Total expenses, excluding fee waivers &
  expense reimbursements                          N/A                N/A           1.60%         N/A           N/A

 Net investment loss                           (    0.80%)+      (  0.45%)      (  0.38%)    (  0.87%)      (  0.70%)+

Portfolio turnover rate                               24%             59%           160%          84%            36%

Average commission rate paid per share       $    0.0523     $    0.0543    $    0.0465        N/A            N/A

Net assets end of period (thousands)         $    54,721     $    50,732    $    39,622  $  64,721     $   99,340




                                              Year Ended
                                             May 31, 1994
 CLASS  Y  SHARES
Net asset value beginning of period          $    20.87
                                             ==========

Income (loss) from investment
 operations
Net investment loss                            (   0.07)

Net realized and unrealized gain (loss) on
 investments                                       1.67
                                             ----------

Total from investment operations                   1.60
                                             ----------

Less distributions
From net investment income                            0

From net realized gain on investments          (   1.27)
                                             ----------

Total distributions                            (   1.27)
                                             ----------

Net asset value end of period                $    21.20
                                             ==========

Total return                                       7.64%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                    1.26%

 Interest expense                                 N/A

 Total expenses, excluding indirectly paid
  expenses                                        N/A

 Total expenses, excluding fee waivers &
  expense reimbursements                           N/A

 Net investment loss                           (   0.33%)

Portfolio turnover rate                              89%

Average commission rate paid per share             N/A

Net assets end of period (thousands)         $   96,357



                                                                            Year Ended May 31,
                                            -----------------------------------------------------------------------------------
                                                 1993          1992          1991          1990        1989#         1988
 CLASS  Y  SHARES
Net asset value beginning of period           $   21.02    $   18.81     $   17.69     $   21.02     $   16.82      $   18.55
                                              =========    =========     =========     =========     =========      =========

Income from investment operations
Net investment income (loss)                   (   0.03)        0.02          0.56          0.45          0.16              0

Net realized and unrealized gain (loss) on
 investments                                       1.57         3.33          1.67          0.25          4.37       (   0.78)
                                              ---------    ---------     ---------     ---------     ---------      ---------

Total from investment operations                   1.54         3.35          2.23          0.70          4.53       (   0.78)
                                              ---------    ---------     ---------     ---------     ---------      ---------

Less distributions
From net investment income                            0      (   0.14)     (   0.53)     (   0.36)     (   0.05)            0

From net realized gain on investments          (   1.69)     (   1.00)     (   0.58)     (   3.67)     (   0.28)     (   0.95)
                                              ---------    ----------    ----------    ----------    ----------     ---------

Total distributions                            (   1.69)     (   1.14)     (   1.11)     (   4.03)     (   0.33)     (   0.95)
                                              ---------    ----------    ----------    ----------    ----------     ---------

Net asset value end of period                 $   20.87    $   21.02     $   18.81     $   17.69     $   21.02      $   16.82
                                              =========    ==========    ==========    ==========    ==========     =========

Total return                                       7.47%       18.33%        14.42%         4.20%        27.35%      (   4.01%)

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                    1.24%         1.25%         1.32%         1.33%         1.30%         1.47%

 Net investment income (loss)                  (   0.07%)        0.22%         3.32%         2.25%         0.86%         0.01%

Portfolio turnover rate                              29%           55%           59%           46%           45%           47%

Net assets end of period (thousands)          $  80,605    $   62,172    $   45,687    $   37,838    $   37,292     $  23,007


# Net investment income is based on average shares outstanding during the period.
* For the four months ended September 30, 1994. The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1994.
+ Annualized.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Omega Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                              Six Months Ended
                                             March 31, 1998#      Nine Months Ended
                                                (Unaudited)      September 30, 1997#*
 CLASS A SHARES
Net asset value beginning of period            $   22.69             $    19.52
                                               ===========           ==========

Income (loss) from investment
 operations
Net investment income (loss)                      ( 0.04)             (    0.03)

Net realized and unrealized gain (loss) on
 investments                                        3.44                   4.05
                                               -----------           ------------

Total from investment operations                    3.40                   4.02
                                               -----------           ------------

Less distributions
From net realized gain on investments           (   2.13)             (    0.85)
                                               -----------           ------------

Total distributions                             (   2.13)             (    0.85)
                                               -----------           ------------

Net asset value end of period                  $   23.96             $    22.69
                                               ===========           ============

Total return +                                     16.37%                 21.45%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                     1.31%++                1.32%++

 Total expenses, excluding indirectly
  paid expenses                                     1.31%++                1.31%++

 Net investment income (loss)                   (   0.39%)++          (    0.20%)++

Portfolio turnover rate                              108%                    76%

Average commission rate paid per
 share                                       $    0.0587         $       0.0580

Net assets end of period (thousands)         $   179,362         $      162,847




                                                           Year Ended December 31,
                                            ------------------------------------------------------
                                                  1996          1995         1994         1993
 CLASS A SHARES
Net asset value beginning of period           $   19.56       $  15.54    $   17.11    $   15.84
                                              ==========      ========    =========    =========

Income (loss) from investment
 operations
Net investment income (loss)                   (   0.06)             0         0.04      (  0.07)

Net realized and unrealized gain (loss) on
 investments                                       2.15           5.58       (  1.00)        3.07
                                              ----------      --------    ---------    ---------

Total from investment operations                   2.09           5.58       (  0.96)        3.00
                                              ----------      --------    ---------    ---------

Less distributions
From net realized gain on investments          (   2.13)      (  1.56)     (  0.61)     (  1.73)
                                              ----------      --------    ---------    ---------

Total distributions                            (   2.13)      (  1.56)     (  0.61)     (  1.73)
                                              ----------      --------    ---------    ---------

Net asset value end of period                 $   19.52       $  19.56    $   15.54    $   17.11
                                              ==========      ========    =========    =========

Total return +                                    11.31%         36.94%     (  5.66%)      19.33%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                    1.33%          1.38%        1.41%        1.51%

 Total expenses, excluding indirectly
  paid expenses                                    1.32%          1.37%         N/A          N/A

 Net investment income (loss)                  (   0.29%)         0.00%        0.27%     (  0.48%)

Portfolio turnover rate                             173%           159%         137%         162%

Average commission rate paid per
 share                                      $    0.0621            N/A          N/A          N/A

Net assets end of period (thousands)        $   154,825       $135,079    $  99,569    $  90,404



                                                           Year Ended December 31,
                                                         ---------------------------
                                                            1992#         1991
 CLASS A SHARES
Net asset value beginning of period                       $    17.68    $    13.37
                                                          ==========    ==========

Income (loss) from investment operations
Net investment income (loss)                                       0      (   0.04)

Net realized and unrealized gain (loss) on investments          0.39          6.92
                                                          ----------    ----------

Total from investment operations                                0.39          6.88
                                                          ----------    ----------

Less distributions
From net investment income                                         0      (   0.02)

In excess of net investment income                                 0      (   0.05)

From net realized gain on investments                       (   2.23)     (   2.50)
                                                          ----------    ----------

Total distributions                                         (   2.23)     (   2.57)
                                                          ----------    ----------

Net asset value end of period                             $    15.84    $    17.68
                                                          ==========    ==========

Total return +                                                  4.00%        54.49%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                 1.52%         1.57%

 Net investment income (loss)                               (   0.01%)    (   0.31%)

Portfolio turnover rate                                          176%          115%

Net assets end of period (thousands)                      $   73,144    $   58,671




                                                                    Year Ended December 31,
                                                         ----------------------------------------------
                                                              1990          1989            1988
 CLASS A SHARES
Net asset value beginning of period                       $    16.03    $   13.66       $     12.08
                                                          ==========    =========       ===========

Income (loss) from investment operations
Net investment income (loss)                                    0.11         0.17              0.30 (a)

Net realized and unrealized gain (loss) on investments      (   0.39)        4.30              1.40
                                                          ----------    ---------       -----------

Total from investment operations                            (   0.28)        4.47              1.70
                                                          ----------    ---------       -----------

Less distributions
From net investment income                                  (   0.25)    (   0.20)        (   0.12)

In excess of net investment income                          (   0.04)           0                0

From net realized gain on investments                       (   2.09)    (   1.90)               0
                                                          ----------   ----------      -----------

Total distributions                                         (   2.38)    (   2.10)        (   0.12)
                                                          ----------   ----------      -----------

Net asset value end of period                             $    13.37    $   16.03      $     13.66
                                                          ==========    ==========      ===========

Total return +                                              (   2.38%)      33.05%          14.05%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                 1.73%        1.84%           1.78%

 Net investment income (loss)                                   0.70%        1.03%           2.22%

Portfolio turnover rate                                          108%          77%               84%

Net assets end of period (thousands)                      $   38,531    $  39,682       $    33,951


#   Net investment income is based on average shares outstanding during the period.
+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
* The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
(a) Includes a $0.17 per share relating to a special non-recurring distribution from Inco Limited.











                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Omega Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                     Six Months Ended
                                    March 31, 1998#      Nine Months Ended
                                       (Unaudited)      September 30, 1997#**
 CLASS B SHARES
Net asset value beginning of
 period                               $   21.71              $    18.83
                                      ===========            ==========

Income (loss) from investment
 operations
Net investment loss                    (   0.12)              (    0.15)

Net realized and unrealized gain
 (loss) on investments                     3.26                    3.88
                                      -----------            ------------

Total from investment operations           3.14                    3.73
                                      -----------            ------------

Less distributions
From net realized gain on
 investments                           (   2.13)              (    0.85)
                                      -----------            ------------

Total distributions                    (   2.13)              (    0.85)
                                      -----------            ------------

Net asset value end of period         $   22.72              $    21.71
                                      ===========            ============

Total return +                            15.94%                  20.68%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                            2.12%++                 2.18%++

 Total expenses, excluding
  indirectly paid expenses                 2.12%++                 2.17%++

 Net investment loss                   (   1.20%)++           (    1.06%)++

Portfolio turnover rate                     108%                     76%

Average commission rate paid
 per share                          $    0.0587          $       0.0580

Net assets end of period
 (thousands)                        $   124,631          $      110,349




                                                     Year Ended December 31,
                                   --------------------------------------------------------
                                        1996          1995         1994            1993*
 CLASS B SHARES
Net asset value beginning of
 period                              $  19.10      $   15.34    $   17.06      $     17.29
                                     =========     =========    =========      ===========

Income (loss) from investment
 operations
Net investment loss                   (  0.17)       (  0.09)     (  0.06)        (   0.05)

Net realized and unrealized gain
 (loss) on investments                   2.03            5.41     (  1.60)            1.55
                                     ---------     ---------    ---------      -----------

Total from investment operations         1.86            5.32     (  1.66)            1.50
                                     ---------     ---------    ---------      -----------

Less distributions
From net realized gain on
 investments                           ( 2.13)       (  1.56)     (  0.06)        (   1.73)
                                     ---------     ---------    ---------      -----------

Total distributions                    (  2.13)      (  1.56)     (  0.06)        (   1.73)
                                     ---------     ---------    ---------      -----------

Net asset value end of period        $  18.83      $   19.10    $   15.34      $     17.06
                                     =========     =========    =========      ===========

Total return +                          10.31%         35.70%     (  6.57%)           9.02%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                          2.20%          2.29%        2.30%            2.57%++

 Total expenses, excluding
  indirectly paid expenses               2.18%          2.27%        N/A            N/A

 Net investment loss                  (  1.15%)      (  0.94%)    (  0.58%)       (   1.73%)++

Portfolio turnover rate                   173%           159%         137%             162%

Average commission rate paid
 per share                         $   0.0621            N/A          N/A            N/A

Net assets end of period
 (thousands)                       $   89,921      $  71,636    $  32,266      $     7,423



                                     Six Months Ended
                                    March 31, 1998#      Nine Months Ended
                                       (Unaudited)      September 30, 1997#**
 CLASS C SHARES
Net asset value beginning of
 period                               $   21.74              $    18.86
                                      ===========            ==========

Income (loss) from investment
 operations
Net investment loss                      ( 0.13)              (    0.15)

Net realized and unrealized gain
 (loss) on investments                     3.29                    3.88
                                      -----------            ------------

Total from investment operations           3.16                    3.73
                                      -----------            ------------

Less distributions
From net realized gain on
 investments                             ( 2.13)              (    0.85)
                                      -----------            ------------

Total distributions                      ( 2.13)              (    0.85)
                                      -----------            ------------

Net asset value end of period         $   22.77              $    21.74
                                      ===========            ============

Total return +                            15.96%                  20.65%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                            2.12%++                 2.18%++

 Total expenses, excluding
  indirectly paid expenses                 2.12%++                 2.17%++

 Net investment loss                   (   1.20%)++           (    1.05%)++

Portfolio turnover rate                     108%                     76%

Average commission rate paid
 per share                          $    0.0587          $       0.0580

Net assets end of period
 (thousands)                        $    16,566          $       16,067




                                                     Year Ended December 31,
                                   -----------------------------------------------------------
                                        1996          1995         1994            1993*
 CLASS C SHARES
Net asset value beginning of
 period                              $  19.13      $   15.37    $   17.09      $     17.29
                                     =========     =========    =========      ===========

Income (loss) from investment
 operations
Net investment loss                   (  0.18)       (  0.13)     (  0.07)        (   0.06)

Net realized and unrealized gain
 (loss) on investments                   2.04           5.45      (  1.04)            1.59
                                     ---------     ---------    ---------      -----------

Total from investment operations         1.86           5.32      (  1.11)            1.53
                                     ---------     ---------    ---------      -----------

Less distributions
From net realized gain on
 investments                          (  2.13)       (  1.56)     (  0.61)        (   1.73)
                                     ---------     ---------    ---------      -----------

Total distributions                   (  2.13)       (  1.56)     (  0.61)        (   1.73)
                                     ---------     ---------    ---------      -----------

Net asset value end of period        $  18.86      $   19.13    $   15.37      $     17.09
                                     =========     =========    =========      ===========

Total return +                          10.29%         35.62%     (  6.56%)           9.20%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                          2.21%          2.30%        2.30%            2.48%++

 Total expenses, excluding
  indirectly paid expenses               N/A            N/A          N/A            N/A

 Net investment loss                  (  1.17%)      (  0.91%)    (  0.63%)       (   1.64%)++

Portfolio turnover rate                   173%           159%         137%             162%

Average commission rate paid
 per share                         $   0.0621            N/A          N/A            N/A

Net assets end of period
 (thousands)                       $   17,628      $  13,963    $   9,900      $     3,620


# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from August 2, 1993 (commencement of class operations) to December 31, 1993.
** The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Omega Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                        Six Months Ended
                                                       March 31, 1998#        Period Ended
                                                          (Unaudited)      September 30, 1997#*
 CLASS  Y  SHARES
Net asset value beginning of period                       $   22.68            $    19.98
                                                          =========            ==========

Income (loss) from investment operations
Net investment loss                                        (   0.02)            (    0.01)

Net realized and unrealized gain on investments                3.44                  3.56
                                                          ----------           -----------

Total from investment operations                               3.42                  3.55
                                                          ----------           -----------

Less distributions
From net realized gain on investments                       (  2.13)            (    0.85)
                                                          ----------           -----------

Total distributions                                         (  2.13)            (    0.85)
                                                          ----------           -----------

Net asset value end of period                             $   23.97            $    22.68
                                                          ==========           ===========

Total return                                                  16.47%                18.60%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                1.07%+                1.24%+

 Total expenses, excluding indirectly paid expenses            1.07%+                1.24%+

 Net investment loss                                       (   0.17%)+          (    0.21%)+

Portfolio turnover rate                                         108%                   76%

Average commission rate paid per share                 $     0.0587         $      0.0580

Net assets end of period (thousands)                   $          6         $           5


# Net investment income is based on average shares outstanding during the period.
* For the period from January 13, 1997 (commencement of class operations) to September 30, 1997.
+ Annualized.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Small Company Growth Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                                                               Period Ended
                                                                                             March 31, 1998#*
                                                                                               (Unaudited)
 CLASS A SHARES
Net asset value beginning of period                                                            $    7.75
                                                                                               ==========

Income from investment operations
Net investment income                                                                                 0

Net realized and unrealized gain on investments and foreign currency related transactions           1.01
                                                                                               ----------

Total from investment operations                                                                    1.01
                                                                                               ----------

Net asset value end of period                                                                  $    8.76
                                                                                               ==========

Total return +                                                                                     13.03%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                                                     1.06%++

 Total expenses, excluding indirectly paid expenses                                                 1.06%++

 Net investment loss                                                                            (   0.21%)++

Portfolio turnover rate                                                                               41%

Average commission rate paid per share                                                      $     0.0507

Net assets end of period (millions)                                                         $      1,035


#   Net investment income is based on average shares outstanding during the period.
* For the period from January 20, 1998 (commencement of class operations) to March 31, 1998.
+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Small Company Growth Fund

                             Financial Highlights
                (For a share outstanding throughout each period)


                                           Six Months Ended         Four-Month
                                          March 31, 1998#        Period Ended
                                             (Unaudited)      September 30, 1997#*
 CLASS B SHARES
Net asset value beginning of period         $    9.44             $    8.44
                                            ===========           =========

Income (loss) from investment
 operations
Net investment loss                            ( 0.06)             (   0.04)

Net realized and unrealized gain (loss)
 on investments and foreign currency
 related transactions                            0.15                  1.74
                                            -----------           -----------

Total from investment operations                 0.09                  1.70
                                            -----------           -----------

Less distributions
From net realized gain on investments
 and foreign currency related
 transactions                                  ( 0.78)             (   0.70)
                                            -----------           -----------

Total distributions                            ( 0.78)             (   0.70)
                                            -----------           -----------

Net asset value end of period               $    8.75             $    9.44
                                            ===========           ===========

Total return +                                   1.64%                21.43%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                  1.19%++               1.77%++

 Total expenses, excluding indirectly
  paid expenses                                  1.19%++               1.77%++

 Net investment loss                         (   0.81%)++          (   1.43%)++

Portfolio turnover rate                            41%                   28%

Average commission rate paid per
 share                                    $    0.0507         $      0.0525

Net assets end of period (millions)       $       407         $       1,546




                                                          Year Ended May 31,
                                         ----------------------------------------------------
                                              1997           1996         1995        1994
 CLASS B SHARES
Net asset value beginning of period        $  10.35       $  8.62      $   7.64    $   7.95
                                           =========      ========     ========    ========

Income (loss) from investment
 operations
Net investment loss                         (  0.11)       ( 0.13)      ( 0.07)     ( 0.12)

Net realized and unrealized gain (loss)
 on investments and foreign currency
 related transactions                       (  0.78)         2.87          1.68       0.63
                                           ---------      --------     --------    --------

Total from investment operations            (  0.89)         2.74          1.61       0.51
                                           ---------      --------     --------    --------

Less distributions
From net realized gain on investments
 and foreign currency related
 transactions                               (  1.02)       ( 1.01)      ( 0.63)     ( 0.82)
                                           ---------      --------     --------    --------

Total distributions                         (  1.02)       ( 1.01)      ( 0.63)     ( 0.82)
                                           ---------      --------     --------    --------

Net asset value end of period              $   8.44       $ 10.35      $   8.62    $   7.64
                                           =========      ========     ========    ========

Total return +                             (   8.61%)       33.03%        23.58%       6.84%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                1.75%         1.73%         1.78%       1.73%

 Total expenses, excluding indirectly
  paid expenses                                1.73%         1.72%        N/A         N/A

 Net investment loss                        (  1.32%)      ( 1.34%)      ( 1.10%)    ( 1.49%)

Portfolio turnover rate                          48%           94%           38%         60%

Average commission rate paid per
 share                                   $   0.0551    $   0.0563       N/A         N/A

Net assets end of period (millions)      $    1,407    $    2,006      $  1,460    $  1,006



                                                                               Year Ended May 31,
                                                        ----------------------------------------------------------------
                                                           1993#        1992#        1991#        1990#       1989#
 CLASS B SHARES
Net asset value beginning of period                       $   7.61     $   7.17     $   6.24    $   5.66     $   4.48
                                                          ========     ========     ========    ========     ========

Income (loss) from investment operations
Net investment income (loss)                               (  0.12)     (  0.08)     (  0.04)           0        0.02

Net realized and unrealized gain (loss) on investments
 and foreign currency related transactions                    1.82         0.98         1.17        0.63         1.20
                                                          --------     --------     --------    ---------    --------

Total from investment operations                              1.70         0.90         1.13        0.63         1.22
                                                          --------     --------     --------    ---------    --------

Less distributions
From net investment income                                       0            0            0      (  0.05)     (  0.01)

From net realized gain on investments and foreign
 currency related transactions                             (  1.36)     (  0.46)     (  0.20)           0      (  0.03)
                                                          --------     --------     --------    ---------    ---------

Total distributions                                        (  1.36)     (  0.46)     (  0.20)     (  0.05)     (  0.04)
                                                          --------     --------     --------    ---------    ---------

Net asset value end of period                             $   7.95     $   7.61     $   7.17    $   6.24     $   5.66
                                                          ========     ========     ========    =========    =========

Total return +                                               28.76%       13.45%       19.42%      11.24%       27.45%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                               2.04%        1.47%        1.48%       1.40%        1.27%

 Net investment income (loss)                              (  1.68%)    (  1.09%)    (  0.68%)      0.02%        0.47%

Portfolio turnover rate                                         78%          81%          73%         77%          57%

Net assets end of period (millions)                       $    966     $    702     $    623    $    538    $     504


# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1997.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Small Company Growth Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                                                               Period Ended
                                                                                            March 31, 1998#*
                                                                                               (Unaudited)
 CLASS C SHARES
Net asset value beginning of period                                                            $    7.73
                                                                                               ==========

Income (loss) from investment operations
Net investment loss                                                                              (  0.02)

Net realized and unrealized gain on investments and foreign currency related transactions           1.04
                                                                                               ----------

Total from investment operations                                                                    1.02
                                                                                               ----------

Net asset value end of period                                                                  $    8.75
                                                                                               ==========

Total return +                                                                                     13.20%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                                                     1.81%++

 Total expenses, excluding indirectly paid expenses                                                 1.81%++

 Net investment loss                                                                            (   1.13%)++

Portfolio turnover rate                                                                               41%

Average commission rate paid per share                                                      $     0.0507

Net assets end of period (millions)                                                         $          6



                                                                                               Period Ended
                                                                                            March 31, 1998#*
                                                                                               (Unaudited)
 CLASS  Y SHARES
Net asset value beginning of period                                                            $    7.73
                                                                                               ==========

Income from investment operations
Net investment income                                                                                  0

Net realized and unrealized gain on investments and foreign currency related transactions           1.04
                                                                                               ----------

Total from investment operations                                                                    1.04
                                                                                               ----------

Net asset value end of period                                                                  $    8.77
                                                                                               ==========

Total return                                                                                       13.45%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                                                     0.82%++

 Total expenses, excluding indirectly paid expenses                                                 0.82%++

 Net investment loss                                                                            (   0.15%)++

Portfolio turnover rate                                                                               41%

Average commission rate paid per share                                                      $     0.0507

Net assets end of period (millions)                                                         $          1


# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* For the period from January 26, 1998 (commencement of class operations) to March 31, 1998.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Strategic Growth Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                                                               Period Ended
                                                                                            March 31, 1998#*
                                                                                               (Unaudited)
 CLASS A SHARES
Net asset value beginning of period                                                           $    9.12
                                                                                              ===========

Income from investment operations
Net investment income                                                                              0.01

Net realized and unrealized gain on investments and foreign currency related transactions          1.40
                                                                                              -----------

Total from investment operations                                                                   1.41
                                                                                              -----------

Net asset value end of period                                                                 $   10.53
                                                                                              ===========

Total return +                                                                                    15.46%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                                                    1.10%++

 Total expenses, excluding indirectly paid expenses                                                1.10%++

 Net investment income                                                                             0.38%++

Portfolio turnover rate                                                                              70%

Average commission rate paid per share                                                      $    0.0020

Net assets end of period (millions)                                                         $       825


# Net investment income is based on average shares outstanding during the period.
* For the period from January 20, 1998 (commencement of class operations) to March 31, 1998.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Strategic Growth Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                                           Eleven-Month
                                                        Six Months Ended   Period Ended
                                                       March 31, 1998#   September 30,
                                                          (Unaudited)        1997#*
 CLASS B SHARES
Net asset value beginning of period                      $     10.61          $8.68
                                                         ===========        ==========

Income (loss) from investment operations
Net investment income (loss)                                (   0.01)          0.01

Net realized and unrealized gain on investments and
 foreign currency related transactions                          1.24           2.96
                                                         -----------        ----------

Total from investment operations                                1.23           2.97
                                                         -----------        ----------

Less distributions
From net investment income                                         0              0

In excess of net investment income                                 0              0

From net realized gain on investments and foreign
 currency related transactions                              (   1.33)       (  1.04)

In excess of net realized gain on investments and
 foreign currency related transactions                             0              0
                                                         -----------        ----------

Total distributions                                         (   1.33)        ( 1.04)
                                                         -----------        ----------

Net asset value end of period                            $     10.51        $  10.61
                                                         ===========        ==========

Total return +                                                 13.46%          37.74%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                 1.17%++         1.19%++

 Total expenses, excluding indirectly paid expenses             1.17%++         1.18%++

 Net investment income (loss)                               (   0.14%)++        0.12%++

Portfolio turnover rate                                           70%             71%

Average commission rate paid per share                 $      0.0020      $   0.0222

Net assets end of period (millions)                    $         157      $      920




                                                                   Year Ended October 31,
                                                      -------------------------------------------------
                                                           1996         1995        1994        1993
 CLASS B SHARES
Net asset value beginning of period                     $  8.05      $   7.54    $   9.00    $   7.60
                                                        ========     ========    ========    ========

Income (loss) from investment operations
Net investment income (loss)                             ( 0.04)       ( 0.02)          0      ( 0.06)

Net realized and unrealized gain on investments and
 foreign currency related transactions                     1.04          1.13        0.23        1.89
                                                        --------     --------    --------    --------

Total from investment operations                           1.00          1.11        0.23        1.83
                                                        --------     --------    --------    --------

Less distributions
From net investment income                                ( 0.01)        0.00           0           0

In excess of net investment income                             0            0           0      ( 0.03)

From net realized gain on investments and foreign
 currency related transactions                            ( 0.36)      ( 0.60)     ( 1.66)     ( 0.40)

In excess of net realized gain on investments and
 foreign currency related transactions                         0            0      ( 0.03)          0
                                                        --------     --------    --------    --------

Total distributions                                       ( 0.37)      ( 0.60)     ( 1.69)     ( 0.43)
                                                        --------     --------    --------    --------

Net asset value end of period                           $  8.68      $   8.05    $   7.54    $   9.00
                                                        ========     ========    ========    ========

Total return +                                            12.95%        15.05%       3.55%      24.97%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                            1.91%         2.01%       1.73%       1.83%

 Total expenses, excluding indirectly paid expenses        1.90%         2.00%        N/A         N/A

 Net investment income (loss)                            ( 0.48%)      ( 0.25%)    ( 0.17%)    ( 0.57%)

Portfolio turnover rate                                     156%          140%         68%         65%

Average commission rate paid per share                $  0.0042           N/A         N/A         N/A

Net assets end of period (millions)                   $     497     $     492    $    417    $    404



                                                                             Year Ended October 31,
                                                    ------------------------------------------------------------------------
                                                        1992           1991           1990           1989           1988
 CLASS B SHARES
Net asset value beginning of period                   $   8.18      $   6.52        $   7.67      $   6.53       $   7.55
                                                      ========      ========        ========      ========       ========

Income (loss) from investment operations
Net investment income (loss)                           (  0.01)         0.08            0.08          0.16           0.18

Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                             0.42          2.24         (  0.80)         1.21           0.19
                                                      --------      --------        --------      --------       --------

Total from investment operations                          0.41          2.32         (  0.72)         1.37           0.37
                                                      --------      --------        --------      --------       --------

Less distributions
From net investment income                             (  0.01)       (  0.16)       (  0.18)       (  0.18)       (  0.14)

In excess of net investment income                     (  0.05)             0              0              0              0

From net realized gain on investments and foreign
 currency related transactions                         (  0.93)       (  0.50)       (  0.25)       (  0.05)       (  1.25)
                                                      --------      ---------       --------      ---------      ---------

Total distributions                                    (  0.99)       (  0.66)       (  0.43)       (  0.23)       (  1.39)
                                                      --------      ---------       --------      ---------      ---------

Net asset value end of period                         $   7.60      $    8.18        $  6.52      $   7.67       $   6.53
                                                      ========      =========       ========      =========      =========

Total return +                                            6.38%         38.77%       ( 10.05%)       21.74%          7.73%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                           1.58%          1.52%          1.65%         1.59%          1.69%

 Net investment income (loss)                          (  0.15%)         0.99%          1.64%         2.06%          2.14%

Portfolio turnover rate                                     62%            86%            30%           40%            89%

Net assets end of period (millions)                   $    322      $     339       $    234      $    330      $     328


# Net investment income is based on average shares outstanding during the period.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
* The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1997.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Strategic Growth Fund




                             Financial Highlights

                (For a share outstanding throughout each period)


                                                                                               Period Ended
                                                                                             March 31, 1998#*
                                                                                               (Unaudited)
 CLASS C SHARES
Net asset value beginning of period                                                           $     9.25
                                                                                              ============

Income (loss) from investment operations
Net investment loss                                                                             (   0.02)

Net realized and unrealized gain on investments and foreign currency related transactions           1.29
                                                                                              ------------

Total from investment operations                                                                    1.27
                                                                                              ------------

Net asset value end of period                                                                 $    10.52
                                                                                              ============

Total return +                                                                                     13.73%

Ratios/supplemental data
Ratios to average net assets:
 Total expenses                                                                                     1.90%++

 Total expenses, excluding indirectly paid expenses                                                 1.90%++

 Net investment loss                                                                          (     0.37%)++

Portfolio turnover rate                                                                               70%

Average commission rate paid per share                                                     $      0.0020

Net assets end of period (thousands)                                                       $         133


# Net investment income is based on average shares outstanding during the period.
* For the period from January 22, 1998 (commencement of class operations) to March 31, 1998.
+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Aggressive Growth Fund


                            Schedule of Investments
                           March 31, 1998 (unaudited)



    Shares                                             Value
COMMON STOCKS - 99.0%
                            Building - 1.2%
 80,000        Oakwood Homes Corp. ............    $  2,930,000
                                                   ------------
               Business Services - 9.2%
100,000  *     APAC TeleServices, Inc. ........       1,293,750
 75,000  *     Fiserv, Inc. ...................       4,753,125
100,000        Paychex, Inc. ..................       5,768,750
 50,000  *     Saville Systems Plc, ADR .......       2,562,500
100,000  *     Sitel Corporation ..............       1,275,000
125,000  *     Sterling Commerce, Inc. ........       5,796,875
                                                   ------------
                                                     21,450,000
                                                   ------------
               Communication Systems &
                            Services - 7.7%
200,000  *     Cisco Systems, Inc. ............      13,675,000
100,000  *     WorldCom, Inc. .................       4,306,250
                                                   ------------
                                                     17,981,250
                                                   ------------
                Consumer/Diversified - 1.4%
125,000  *     Republic Industries, Inc. ......       3,226,563
                                                   ------------
               Educational Services - 0.8%
 40,000  *     Sylvan Learning Systems, Inc. ..       1,885,000
                                                   ------------
                           Financial - 2.0%
100,000        SunAmerica, Inc. ...............       4,787,500
                                                   ------------
                         Healthcare - 12.4%
 50,000        HBO & Company ..................       3,018,750
150,000  *     Health Management Associates, Inc.     4,293,750

 60,000  *     HEALTHSOUTH Corporation ........       1,683,750
 70,000  *     Medicis Pharmaceutical Corporation     3,053,750
108,750  *     MedQuest, Inc. .................       4,003,359
150,000        Medtronic, Inc. ................       7,781,250
135,000  *     Renal Care Group, Inc. .........       5,130,000
     85+ *     Surgical Laser Technologies ....               0
                                                   ------------
                                                     28,964,609
                                                   ------------
                   Oil/Gas-Drilling - 14.0%
 70,000  *     Cliffs Drilling Company ........       2,891,875
 80,000        Diamond Offshore Drilling, Inc.        3,630,000
116,000        ENSCO International, Inc. ......       3,219,000
115,000  *     Global Marine, Inc. ............       2,846,250
140,000        Marine Drilling Companies, Inc.        3,027,500
140,000  *     Noble Drilling Corporation .....       4,278,750
180,000  *     Patterson Energy, Inc. .........       2,070,000
100,000  *     R & B Falcon Corporation .......       2,962,500


    Shares                                             Value
COMMON STOCKS - continued
               Oil/Gas-Drilling - continued
150,000        Transocean Offshore, Inc. ......    $  7,715,625
                                                   ------------
                                                     32,641,500
                                                   ------------
               Oil/Gas-Equipment & Services -
                                     11.3%
120,000  *     EVI, Inc. ......................       5,557,500
256,000  *     Global Industries Ltd. .........       5,216,000
 63,000  *     Halliburton Company ............       3,161,812
120,000  *     Petroleum Geo-Services, ADR ....       7,125,000
 48,000        Schlumberger Ltd. ..............       3,636,000
 31,000  *     SEACOR SMIT, Inc. ..............       1,803,813
                                                   ------------
                                                     26,500,125
                                                   ------------
               Retail (Specialty) - 18.2%
115,000  *     Action Performance Companies, Inc.     4,046,563

 75,000  *     Bed Bath & Beyond, Inc. ........       3,464,063
120,000  *     Central Garden & Pet Company ...       4,687,500
 85,000  *     Ethan Allen Interiors, Inc. ....       5,078,750
 80,000        Family Dollar Stores, Inc. .....       3,040,000
 60,000  *     Fastenal Company ...............       2,602,500
115,000        Home Depot, Inc. ...............       7,755,312
215,000  *     Office Depot, Inc. .............       6,691,875
   806+  *     Sound Advice, Inc.
               Warrants, Expiring 6/14/99 .....               0
225,000  *     Staples, Inc. ..................       5,217,187
                                                   ------------
                                                     42,583,750
                                                   ------------
                Software/Technology - 20.8%
125,000  *      American Power Conversion Corp.        3,585,938
110,000         Analysts International Corporation     3,217,500

106,000  *      BMC Software, Inc. .............       8,884,125
 49,500  *      Citrix Systems, Inc. ...........       2,682,281
125,000  *      EMC Corp. ......................       4,726,563
 52,500  *      Etec Systems, Inc. .............       3,097,500
130,000         Microsoft Corporation ..........      11,635,000
 86,250  *      Networks Associates, Inc. ......       5,714,062
150,000  *      Parametric Technology Corporation      4,996,875
                                                   ------------
                                                     48,539,844
                                                   ------------
               Total Investments -
                (cost $137,403,145) ..  99.0%       231,490,141
               Other Assets and
                Liabilities - net ....   1.0          2,373,593
                                       -----       ------------
               Net Assets ............ 100.0%      $233,863,734
                                       =====       ============

*  Non-income producing securities.
+ No market quotation available. Valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees.

Summary of Abbreviations:
ADR   American Depository Receipts

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Evergreen Fund

                            Schedule of Investments

                           March 31, 1998 (unaudited)




      Shares                                                         Value
COMMON STOCKS - 82.1%
                     Aerospace & Defense - 0.2%
       85,000        Orbital Sciences Corp. ..............     $ 3,814,375
                                                               -----------
                     Automotive Equipment &
                      Manufacturing - 0.2%
       92,900   *    Lear Corp. ..........................       5,237,238
                                                               -----------
                             Banks - 15.8%
      435,624        1st Source Corp. ....................      15,845,823
       90,450        Amcore Financial, Inc. ..............       2,442,150
      100,000   *    American Bancshares, Inc. ...........       1,200,000
      116,650        AmSouth Bancorp .....................       6,889,641
        1,500        Anchor Financial Corp. ..............          61,875
      121,555        Arrow Financial Corp. ...............       3,798,594
      121,495        Banc One Corp. ......................       7,684,559
       45,000        Bank of Commerce ....................         787,500
      532,240        BankBoston Corp. ....................      58,679,460
      242,437        BSB Bancorp, Inc. ...................       7,515,547
       85,000        Cape Cod Bank & Trust Co. ...........       3,740,000
       44,500        CCB Financial Corp. .................       4,920,031
       35,000   *    Century Bancshares, Inc. ............         385,000
      140,018        Chittenden Corp. ....................       5,233,173
       45,000   *    Columbia Banking Systems, Inc. ......       1,434,375
       77,000        Comerica, Inc. ......................       8,147,562
       65,000        Compass Bancshares, Inc. ............       3,266,250
        5,000        CoreStates Financial Corp. ++ .......         448,750
       99,380        Cornerstone Bank ** .................       2,037,290
       70,000        Corus Bankshares, Inc. ..............       3,071,250
       70,000        Crestar Financial Corp. .............       4,138,750
       14,800        Cullen/Frost Bankers, Inc. ..........         874,125
      127,000        First Empire State Corp. ............      63,484,125
       62,500        First State Bancorp .................       1,593,750
       30,013        FNB Corp. ...........................       1,163,004
       54,903        Glacier Bancorp, Inc. ...............       1,537,284
      105,000        Gold Banc Corp., Inc. ...............       2,657,813
      889,540        Hibernia Corp. Cl. A ................      18,291,166
       36,300        Hudson Chartered Bancorp, Inc. ......         857,588
       37,500        Independent Bancshares, Inc. ........         646,875
        5,942        ING Groep NV, ADR ...................         338,323
       17,000        Letchworth Independent Bancshares
                     Corp. ...............................         973,250
       67,779        Magna Group, Inc. ...................       3,935,418
       22,000        Merchants Bancorp, Inc. .............         717,750
      169,143        National City Corp. .................      12,400,296
      613,510        NationsBank Corp. ...................      44,747,886
      100,000        North Fork Bancorp, Inc. ............       3,862,500
      179,846        Old Kent Financial Corp. ............       6,901,590
       49,900        ONBANCorp, Inc. .....................       3,455,575
       33,593        One Valley Bancorp of West Virginia,
                     Inc. ................................       1,270,235
       90,000        Reliance Acceptance Group, Inc. .....          22,500
       66,000        Sandwich Bancorp, Inc. ..............       4,174,500
       50,000        Seacoast Banking Corp. of Florida Cl. A     1,850,000
      136,512        State Financial Services Corp. Cl. A        3,515,184
       73,975        Summit Bancorp ......................       3,703,373
      410,000   *    Surety Capital Corp. ** .............       2,357,500
      107,145   *    United Security Bancorp .............       2,330,404
       39,285        Univest Corp. of Pennsylvania .......       2,730,307
       10,000        USBancorp, Inc. .....................         771,250


      Shares                                                         Value
COMMON STOCKS - continued
                     Banks - continued
       43,350        Wachovia Corp. ......................     $ 3,676,622
       17,000        Webster Financial Corp. .............       1,181,500
       53,137        West Coast Bancorp, Inc. (Ore.) .....       1,348,351
       45,560        Western Bancorp. ....................       1,981,860
                                                               -----------
                                                               341,079,484
                                                               -----------
                     Building, Construction &
                        Furnishings - 4.8%
       70,000   *    Burcon Properties Ltd. ..............         750,962
       30,000   *    Castle & Cooke, Inc. ................         504,375
      171,250        Cavalier Homes, Inc. ................       1,958,672
      288,100   *    Champion Enterprises, Inc. ..........       7,688,669
      421,625        Clayton Homes, Inc. .................       8,537,906
      105,000   *    Crossmann Communities, Inc. .........       3,117,188
      242,360        D.R. Horton, Inc. ...................       5,150,150
       80,000   *    Furniture Brands International, Inc.        2,575,000
       70,800        Juno Lighting, Inc. .................       1,495,650
       70,000   *    Knoll, Inc. .........................       2,699,375
      106,800        La-Z-Boy Chair Co. ..................       5,333,325
      281,740        Lennar Corp. ........................       9,702,421
      131,000        Lowe's Companies, Inc. ..............       9,194,562
      159,700   *    M/I Schottenstein Homes, Inc. .......       3,493,438
       61,900        Medusa Corp. ........................       3,783,637
       60,000        Miller (Herman), Inc. ...............       2,011,875
       73,500   *    Monaco Coach Corp. ..................       2,884,875
       22,600   *    Palm Harbor Homes, Inc. .............         833,375
       78,000   *    Royal Group Technologies Ltd. .......       2,554,500
      100,000   *    Southern Energy Homes, Inc. .........       1,212,500
       40,600   *    Stanley Furniture Co., Inc. .........       1,618,925
       90,000   *    Sundance Homes, Inc. ................         202,500
      119,400        TJ International, Inc. ..............       3,820,800
      558,600   *    Toll Brothers, Inc. .................      15,710,625
      158,500   *    US Home Corp. .......................       7,261,281
                                                               -----------
                                                               104,096,586
                                                               -----------
                     Business Equipment & Services -
                                     1.0%
      297,130        First Data Corp. ....................       9,656,725
       84,800   *    Gradco Systems, Inc. ................         604,200
      160,000   *    In Focus Systems, Inc. ..............       1,440,000
      100,000   *    Macromedia, Inc. ....................       1,487,500
       57,000   *    Metromail Corp. .....................       1,973,625
      164,700   *    Zebra Technologies Corp. ............       6,340,950
                                                               -----------
                                                                21,503,000
                                                               -----------
                     Chemical & Agricultural Products -
                                     1.7%
       62,221        Delta & Pine Land Co. ...............       3,235,492
      150,000        H.B. Fuller Co. .....................       8,981,250
       40,000        Nalco Chemical Co. ..................       1,622,500
       16,500        OM Group, Inc. ......................         695,062
      359,568        Schulman (A.), Inc. .................       9,079,092
      335,000        Sigma-Aldrich Corp. .................      12,478,750
       18,900        Tredegar Industries, Inc. ...........       1,369,069
                                                               -----------
                                                                37,461,215
                                                               -----------

                                   EVERGREEN
                                Evergreen Fund

                      Schedule of Investments (continued)
                           March 31, 1998 (unaudited)




      Shares                                                       Value
COMMON STOCKS - continued
                    Communication Systems &
                     Services - 1.9%
      329,250   *   Andrew Corp. .......................     $ 6,523,265
      165,000   *   Cisco Systems, Inc. ................      11,281,875
       50,000   *   Coherent Communications System
                    Corp. ..............................       2,306,250
      232,000   *   Coherent, Inc. .....................       5,611,500
       50,000   *   DSP Group, Inc. ....................         956,250
      120,000   *   Inter-Tel, Inc. ....................       3,232,500
      185,000   *   Powertel, Inc. .....................       3,994,844
       60,000   *   Tellabs, Inc. ......................       4,027,500
      155,000   *   Vertex Communications Corp. ........       3,952,500
                                                             -----------
                                                              41,886,484
                                                             -----------
                    Consumer Products & Services -
                               3.9%
      140,000       Aaron Rents, Inc. Cl. B ............       3,403,750
      732,298   *   Cendant Corp. ......................      29,017,308
      105,000       Commonwealth Industries, Inc. ......       1,830,937
      151,300       Crown Crafts, Inc. .................       3,167,844
       20,000   *   Deckers Outdoor Corp. ..............         145,000
      341,700   *   Gaylord Container Corp. Cl. A ......       2,541,394
       53,000       Gucci Group ........................       2,517,500
      182,300       Heilig-Meyers Co. ..................       2,563,594
      201,030       K2, Inc. ...........................       4,485,482
      326,815       Lancaster Colony Corp. .............      13,869,212
      140,000   *   LoJack Corp. .......................       2,012,500
      155,000   *   Nautica Enterprises, Inc. ..........       4,766,250
       54,400       Nike, Inc. Cl. B ...................       2,407,200
       70,000       Noble Affiliates, Inc. .............       2,913,750
       75,000   *   North Face, Inc. ...................       1,818,750
       45,000   *   Recovery Engineering, Inc. .........       1,327,500
       53,800       Toro Co. ...........................       2,061,212
       79,000       Valspar Corp. ......................       3,100,750
                                                             -----------
                                                              83,949,933
                                                             -----------
                    Electrical Equipment & Services -
                               2.8%
       90,000   *   ADFlex Solutions, Inc. .............       1,541,250
      285,400   *   Atmel Corp. ........................       4,298,837
      388,933       Baldor Electric Co. ................      10,476,883
       82,500   *   Brooks Automation, Inc. ............       1,299,375
       75,000   *   Electro Scientific Industries, Inc.        2,896,875
      163,900       Fair Issac & Co., Inc. .............       6,187,225
       27,000   *   Franklin Electric Co., Inc. ........       1,849,500
      130,400   *   Hadco Corp. ........................       5,167,100
      364,150       Harman International Industries, Inc.     16,022,600
       63,000       Jabil Circuit, Inc. ................       2,098,687
      266,697   *   Paxar Corp. ........................       3,783,764
       45,000   *   Reliability, Inc. ..................         540,000
      226,400   *   SMART Modular Technologies, Inc. ...       5,164,750
                                                             -----------
                                                              61,326,846
                                                             -----------
                    Finance & Insurance - 9.7%
       23,969       Aegon NV ...........................       2,907,739
       71,228       Allmerica Financial Corp. ..........       4,549,688
      368,800       Ambac Financial Group, Inc. ........      21,551,750
      111,900       Countrywide Credit Industries, Inc.        5,951,681
      108,900       Dain Rauscher Corp. ................       6,268,556


      Shares                                                       Value
COMMON STOCKS - continued
                    Finance & Insurance - continued
      330,000       Edwards (A.G.), Inc. ...............     $14,437,500
       29,100       Enhance Financial Services Group, Inc.     2,020,631
       70,000       Executive Risk, Inc. ...............       4,987,500
       15,700       Farm Family Holdings, Inc. .........         608,375
      507,600       Federal Home Loan Mortgage Corp. ...      24,079,275
      618,000       Federal National Mortgage Association.    39,088,500
       37,700       Fidelity National Financial, Inc. ..       1,385,475
      114,000       First American Financial Corp. .....       7,296,000
       50,000   *   First Enterprise Financial Group ...           6,250
       85,000   *   FPIC Insurance Group, Inc. .........       2,741,250
       50,000   *   Itla Capital Corp. .................       1,062,500
      113,100       John Nuveen Co. Cl. A ..............       4,142,287
        6,000       Landamerica Financial Group, Inc. ..         271,500
       27,333       Legg Mason, Inc. ...................       1,621,189
       83,000   *   Life USA Holdings, Inc. ............       1,270,938
       91,515       MBIA, Inc. .........................       7,092,412
       75,000   *   Mego Mortgage Corp. ................         154,688
      507,600       MGIC Investment Corp. ..............      33,342,975
       38,200       Mutual Risk Mgmt Ltd. ..............       1,294,025
       15,000       Ohio Casualty Corp. ................         720,000
      100,000       Penn-America Group, Inc. ...........       2,181,250
       16,600       PennCorp Financial Group, Inc. .....         479,325
       20,000       Price (T.) Rowe & Associates, Inc. .       1,407,500
       54,692       Providian Financial Corp. ..........       3,141,372
       86,000       ReliaStar Financial Corp. ..........       3,961,375
       75,107       Resource Bancshares Mortgage Group,
                    Inc. ...............................       1,192,324
       30,000       State Auto Financial Corp. .........       1,192,500
       52,500       SunAmerica, Inc. ...................       2,513,437
       89,250       Trenwick Group, Inc. ...............       3,346,875
       14,100       Vesta Insurance Group, Inc. ........         756,113
                                                             -----------
                                                             209,024,755
                                                             -----------
                    Food & Beverage Products - 0.1%
       16,500       Coca Cola Bottling Co. .............         952,875
       40,000       Wendy's International, Inc. ........         892,500
                                                             -----------
                                                               1,845,375
                                                             -----------
                    Healthcare Products & Services -
                              10.3%
       24,000   *   Abiomed, Inc. ......................         363,000
      165,000       ADAC Laboratories ..................       3,815,625
       75,000       Arbor Drugs, Inc. ..................       1,767,188
       60,000       Arrow International, Inc. ..........       2,062,500
       40,000   *   Arterial Vascular Engineering, Inc.        1,465,000
      110,000       Beckman Instruments, Inc. ..........       6,304,375
      130,000       Beverly Enterprises Inc. ...........       1,730,625
       18,750   *   Bio-Rad Laboratories, Inc. Cl. A ...         503,906
      190,000       Biomet, Inc. .......................       5,700,000
       98,298   *   Boston Scientific Corp. ............       6,635,115
      148,900   *   Chad Therapeutics, Inc. ............       1,135,363
      205,300       Columbia / HCA Healthcare Corp. ....       6,620,925
        8,025   *   Coram Healthcare Corp. Warrants -
                    $22.125 Expiring 7/11/99+...........               0
       51,825       ESC Medical Systems Ltd. ...........       1,820,353
      112,800   *   Exactech, Inc. .....................         740,250
      40,000    *   Express Scripts, Inc. Cl. A ........       3,391,250

                                   EVERGREEN
                                Evergreen Fund

                      Schedule of Investments (continued)

                           March 31, 1998 (unaudited)


      Shares                                                        Value
COMMON STOCKS - continued
                    Healthcare Products & Services -
                     continued
       50,000       First Health Group Corp. ............     $ 2,712,500
       67,666   *   Foundation Health Systems, Inc. .....       1,865,044
      220,000       HBO & Co. ...........................      13,282,500
       70,575   *   Health Management Associates, Inc.
                    Cl. A ...............................       2,020,209
       23,600   *   HEALTHSOUTH Corp. ...................         662,275
      215,000   *   Hologic, Inc. .......................       5,966,250
      300,000   *   Idexx Laboratories, Inc. ............       5,400,000
       30,000       Invacare Corp. ......................         780,000
      390,000       Johnson & Johnson ...................      28,591,875
       13,400   *   Lincare Holdings, Inc. ..............         946,375
       43,100   *   Maxxim Medical, Inc. ................       1,236,431
      235,800       McKesson Corp. ......................      13,617,450
      144,361   *   MedPartners, Inc. ...................       1,479,700
      500,000       Merck & Co., Inc. ...................      64,187,500
       35,000       Meridian Diagnostics, Inc. ..........         446,250
        1,446       Pacificare Health Systems, Inc. Cl. A .       107,004
        4,545   *   Pacificare Health Systems, Inc. Cl. B .       342,011
       59,163       Pharmerica Inc. .....................         880,050
      127,500   *   St. Jude Medical, Inc. ..............       4,263,281
      468,000       Stryker Corp. .......................      21,937,500
       90,000   *   Sun Healthcare Group, Inc. ..........       1,676,250
       72,950       Tenet Healthcare Corp. ..............       2,648,997
       46,500       U.S. Surgical Corp. .................       1,534,500
       45,600       West Co., Inc. ......................       1,373,700
                                                              -----------
                                                              222,013,127
                                                              -----------
                    Industrial Specialty Products &
                        Service - 5.4%
      121,000       AptarGroup, Inc. ....................       7,267,562
       33,000       BHA Group Holdings, Inc. Cl. A ......         589,875
       40,500   *   Chemfab Corp. .......................         992,250
      145,000   *   Dionex Corp. ........................       8,083,750
      122,000       Dover Corp. .........................       4,636,000
      191,400       Furon Co. ...........................       4,509,863
       43,200   *   Global Industrial Technologies, Inc.          712,800
      198,000   *   Input/Output, Inc. ..................       4,628,250
      160,000       Kaydon Corp. ........................       6,540,000
      180,800       Leggett & Platt, Inc. ...............       9,299,900
       18,400       Nacco Industries, Inc. Cl. A ........       2,465,600
       66,000   *   Osmonics, Inc. ......................       1,093,125
      247,900       Pall Corp. ..........................       5,329,850
      140,700       Park Electrochemical Corp. ..........       3,631,819
      133,200       Robbins & Myers, Inc. ...............       5,078,250
       30,000   *   Simula, Inc. ........................         478,125
      241,500       Snap-on, Inc. .......................      11,018,437
      185,000       Spartech Corp. ......................       4,058,438
       20,000   *   Special Devices, Inc. ...............         570,000
      147,200       Tecumseh Products Co. Cl. A .........       7,912,000
       57,800       Tecumseh Products Co. Cl. B .........       3,258,475
      230,000       Teleflex, Inc. ......................       9,660,000
       20,000   *   U.S. Rentals, Inc. ..................         552,500
      202,400   *   UCAR International, Inc. ............       6,350,300
       50,000       Wescast Industries, Inc. ............       1,468,750


      Shares                                                        Value
COMMON STOCKS - continued
                    Industrial Specialty Products &
                    Service - continued
      104,000       Woodward Governor Co. ...............     $ 2,899,000
       90,000       Zero Corp. ..........................       2,542,500
                                                              -----------
                                                              115,627,419
                                                              -----------
                    Information Services &
                     Technology - 7.7%
       60,000   *   Adaptec, Inc. .......................       1,177,500
      150,000   *   American Business Information, Inc. .       2,137,500
      150,000       American Business Information, Inc.
                    Cl. A ...............................       1,968,750
       54,850   *   Analytical Surveys, Inc. ............       2,811,063
      120,000       Autodesk, Inc. ......................       5,175,000
       40,000       Compaq Computer Corp. ...............       1,035,000
       75,000       Computer Associates International, Inc.     4,331,250
       50,000   *   Computer Products, Inc. .............       1,165,625
       52,000       Comverse Technology, Inc. ...........       2,541,500
      120,000   *   Dialogic Corp. ......................       5,122,500
      101,400   *   Dupont Photomasks, Inc. .............       4,385,550
      335,000   *   Gateway 2000, Inc. ..................      15,724,062
      405,468       Hewlett-Packard Co. .................      25,696,534
      156,250   *   IFR Systems, Inc. ...................       3,476,563
      598,000       Intel Corp. .........................      46,681,375
       75,000   *   KLA-Tencor Corp. ....................       2,868,750
       96,000       Micros Systems Inc. .................       5,772,000
      140,995       Molex, Inc. .........................       3,877,363
       33,750   *   National Instruments Corp. ..........       1,151,719
      380,000   *   Parametric Technology Corp. .........      12,658,750
      406,000   *   Sun Microsystems, Inc. ..............      16,937,812
                                                              -----------
                                                              166,696,166
                                                              -----------
                    Leisure & Tourism - 0.1%
       75,000       American Skiing Co. .................       1,256,250
                                                              -----------
                     Oil/Energy - 0.8%
       25,000   *   Barrett Resources Corp. .............         873,438
      100,000   *   COHO Energy, Inc. ...................         781,250
       60,000   *   Global Marine, Inc. .................       1,485,000
       30,000       KN Energy, Inc. .....................       1,771,875
       50,000   *   Noble Drilling Corp. ................       1,528,125
       20,000       Penn Virginia Corp. .................         582,500
      187,600       Precision Drilling Corp. ............       3,963,050
       80,000       Ranger Oil Ltd. .....................         520,000
       60,000   *   Stolt Comex Seaway, SA ..............       1,511,250
      118,590       Tosco Corp. .........................       4,180,297
                                                              -----------
                                                               17,196,785
                                                              -----------
                    Oil Field Services - 0.6%
      140,000       Global Industries Ltd. ..............       2,852,500
      170,000   *   Hvide Marine, Inc. Cl. A ............       2,996,250
       61,500       Lufkin Industries, Inc. .............       1,998,750
      100,000   *   Offshore Logistics, Inc. ............       1,987,500
      118,000       R & B Falcon Corp. ..................       3,495,750
                                                              -----------
                                                               13,330,750
                                                              -----------
                    Paper & Packaging - 0.5%
       15,400       Avery Dennison Corp. ................         821,975
       31,815       Kimberly-Clark Corp. ................       1,594,727

                                   EVERGREEN
                                Evergreen Fund

                      Schedule of Investments (continued)

                           March 31, 1998 (unaudited)

      Shares                                                          Value
COMMON STOCKS - continued
                    Paper & Packaging - continued
       87,000       St. Joe Corp. .........................     $   2,925,375
      186,662       Wausau Mosinee Paper Corp. ............         4,304,892
                                                                -------------
                                                                    9,646,969
                                                                -------------
                     Pharmaceuticals - 0.1%
       75,000       Dura Pharmaceuticals, Inc. ............         1,846,875
                                                                -------------
                    Publishing, Broadcasting &
                       Entertainment - 6.1%
       45,000   *   American Radio Systems Corp. Cl. A ....         2,854,687
      252,000       Belo (A.H.) Corp.
                    Ser. A ................................        13,860,000
      150,000       Cadmus Communications Corp. ...........         3,562,500
       18,180       CBS Corp. .............................           616,984
       30,000   *   CellularVision USA, Inc. ..............           150,000
       45,000   *   Chancellor Media Corp. ................         2,064,375
      857,000   *   Clear Channel Communications, Inc. ....        83,986,000
       10,000       Gaylord Entertainment Co. .............           357,500
      205,800   *   Jacor Communications, Inc. ............        12,142,200
      137,500   *   Obie Media Corp. ......................         1,615,625
      190,000       Wiley (John) & Sons, Inc. Cl. A .......        10,461,875
                                                                -------------
                                                                  131,671,746
                                                                -------------
                    Real Estate - 2.2%
      139,460   *   Alexander's, Inc. REIT ................        13,065,659
       46,200       Apartment Investment & Management
                    Co. Cl. A REIT ........................         1,778,700
       28,900       Arden Realty Group, Inc. REIT .........           823,650
      172,500   *   Candlewood Hotel Co., Inc. ............         1,401,562
       54,000       Chelsea GCA Realty, Inc. REIT .........         1,998,000
      148,600       Continental Homes Holding Corp. .......         6,909,900
       78,000       Del Webb Corp. ........................         2,379,000
       75,000   *   Entertainment Properties Trust REIT ...         1,471,875
       19,062       Equity Residential Properties Trust REIT          957,866
       10,000       Forest City Enterprises, Inc. .........           564,375
       47,400   *   FRP Properties, Inc. ..................         1,540,500
       44,000   *   Grubb & Ellis Co. .....................           445,500
       50,000       Horizon Group, Inc. REIT ..............           615,625
      120,000   *   Host Marriott Corp. ...................         2,272,500
       20,000   *   Irvine Apartment Communities, Inc.
                    REIT ..................................           630,000
       33,000   *   John Q. Hammons Hotels, Inc. Cl. A ....           259,875
       40,000       LNR Property Corp. ....................         1,070,000
      321,661   *   Prime Hospitality Corp. ...............         6,272,389
      115,000   *   Servico, Inc. .........................         2,429,375
        7,625   *   Wellsford Real Properties, Inc. 144A ..           110,563
                                                                -------------
                                                                   46,996,914
                                                                -------------
                    Retailing & Wholesale - 3.0%
      145,000       Avnet, Inc. ...........................         8,346,562
      219,000   *   Cole National Corp. Cl. A .............         8,458,875
      120,000   *   Costco Companies, Inc. ................         6,405,000
       98,200       Dillards, Inc. ........................         3,627,262
      256,800       Fingerhut Companies, Inc. .............         6,660,750
      100,000       Finish Line, Inc. Cl. A ...............         2,375,000
       50,000   *   Footstar, Inc. ........................         1,800,000
       80,000   *   Home Products International, Inc. .....         1,290,000
       34,800       IMC Global, Inc. ......................         1,324,575


      Shares                                                          Value
COMMON STOCKS - continued
                    Retailing & Wholesale - continued
       60,800   *   Jones Apparel Group, Inc. .............     $   3,347,800
      122,900       Mercantile Stores Co., Inc. ...........         8,257,344
       29,500   *   Payless Shoesource, Inc. ..............         2,219,875
       43,750       Proffitts, Inc. .......................         1,585,938
      268,000       Seaway Food Town, Inc. ** .............         7,504,000
       50,000       SED International Holdings, Inc. ......           568,750
       35,000       St. John Knits, Inc. ..................         1,653,750
                                                                -------------
                                                                   65,425,481
                                                                -------------
                    Telecommunication Services &
                           Equipment - 0.3%
       40,000       ADC Telecommunications Inc. ...........         1,102,500
      158,000   *   Aspect Telecommunications Corp. .......         4,236,375
                                                                -------------
                                                                    5,338,875
                                                                -------------
                    Thrift Institutions - 1.2%
      295,000       Dime Financial Corp. ** ...............        10,620,000
      185,100       First Palm Beach Bancorp, Inc. ........         7,450,275
       73,500   *   Hawthorne Financial Corp. .............         1,451,625
      148,500       Maryland Federal Bancorp, Inc. ........         5,810,063
                                                                -------------
                                                                   25,331,963
                                                                -------------
                      Transportation - 1.7%
      125,000       ASA Holdings, Inc. ....................         4,601,562
       58,000       Delta Air Lines, Inc. .................         6,858,500
       25,700       GATX Corp. ............................         2,004,600
      217,465   *   Heartland Express, Inc. ...............         6,034,654
       25,000       Skywest, Inc. .........................           912,500
      423,500       SouthWest Airlines Co. ................        12,519,719
      120,000       U.S. Freightways Corp. ................         4,320,000
                                                                -------------
                                                                   37,251,535
                                                                -------------
                    Total Common Stocks
                    (cost $764,681,273)....................     1,770,856,146
                                                                -------------


    Principal
    Amount
SHORT-TERM INVESTMENTS - 14.9%
                 Commercial Paper - 13.8%
$19,600,000      Allianz Of America Finance Corp.
                 5.53%, 5/5/98 ................     19,497,634
  1,495,000      Asset Portfolio Funding
                 5.50%, 4/7/98 ................      1,493,630
  8,450,000      Banc One Funding Corp
                 5.53%, 4/22/98 ...............      8,422,742
 11,000,000      BMW U.S. Capital Corp.
                 5.51%, 5/13/98 ...............     10,929,288
 19,350,000      Daimler-Benz North America Corp.
                 5.52%, 5/19/98 ...............     19,207,584
  2,380,000      Delaware Funding Corp.
                 5.53%, 5/20/98 ...............      2,362,086
  5,530,000      Dominion Semiconductor
                 5.52%, 5/4/98 ................      5,502,018
                 Duke Capital Corp.
  7,000,000       5.51%, 4/13/98 ..............      6,987,143
 11,750,000       5.52%, 4/13/98 ..............     11,728,380
    350,000      Duke University
                 5.48%, 4/3/98 ................        349,893

                                   EVERGREEN
                                Evergreen Fund


                      Schedule of Investments (continued)

                           March 31, 1998 (unaudited)


   Principal
    Amount                                                 Value
SHORT-TERM INVESTMENTS - 14.9%
               Commercial Paper - 13.8%
 $19,000,000   Eiger Capital Corp.
               5.52%, 5/8/98 .....................    $   18,892,207
               Fina Oil & Chemical Co.
   2,200,000    5.54%, 5/12/98 ...................         2,186,119
  15,750,000    5.54%, 5/18/98 ...................        15,636,084
   1,075,000   Finova Capital Corp.
               5.54%, 5/22/98 ....................         1,066,563
  15,000,000   Four Winds Funding Corp.
               5.50%, 4/14/98 ....................        14,970,208
   4,750,000   Great Lakes Chemical Corp.
               5.52%, 4/8/98 .....................         4,744,902
  27,650,000   Market Street Funding Corp.
               5.52%, 4/17/98 ....................        27,582,165
   3,650,000   Massachusetts College of Pharmacy
               and Allied Health Services
               5.58%, 5/11/98 ....................         3,627,370
   3,880,000   Park Avenue Recreation Corp.
               5.53%, 5/21/98 ....................         3,850,199
  26,100,000   Pfizer, Inc.
               5.50%, 4/30/98 ....................        25,984,363


   Principal
    Amount                                                 Value
SHORT-TERM INVESTMENTS - continued
               Commercial Paper - continued
 $27,150,000   Republic Industries Funding Corp.
               5.52%, 4/24/98 ....................    $   27,054,251
  25,000,000   Safeco Corp.
               5.50%, 4/20/98 ....................        24,927,431
  12,850,000   Southland Corp. 5.53%, 5/6/98 .....        12,780,913
  20,625,000   Trident Capital Finance, Inc.
               5.54%, 4/30/98 ....................        20,532,955
   7,250,000   Wood Street Funding Corp. 5.50%,
               4/9/98 ............................         7,241,139
                                                      --------------
                                                         297,557,267
                                                      --------------
               U.S. Government Agency
                Obligations - 1.1%
  23,175,000   Federal Home Loan Mortgage Corp.
               5.44%, 4/3/98 .....................        23,167,996
                                                      --------------
               Total Short-Term Investments
               (cost $320,725,263)................       320,725,263
                                                      --------------
               Total Investments -
               (cost $1,085,406,536).....  97.0%       2,091,581,409
               Other Assets and
               Liabilities - net ........   3.0           63,669,314
                                          -----       --------------
               Net Assets ............... 100.0%      $2,155,250,723
                                          =====       ==============

Summary of Portfolio Abbreviations:
ADR   American Depository Receipt
NV    Naamloze Veunootschap (Dutch Corporation)
REIT  Real Estate Investment Trust
SA    Sociedad Anonyme (Spanish Corporation)

*  Non-income producing securities.
** Investment in non-controlled affiliate holding over 5% of outstanding voting shares. At March 31, 1998, the Fund held investments in the following securities:



                                                                         Dividends
        Security Name       Shares         Cost           Value           Earned
------------------------     -----           -----          ------       ------
Cornerstone Bank             99,380      $1,089,310      $ 2,037,290    $  18,900
Dime Financial Corp.        295,000       3,573,760       10,620,000       67,850
Seaway Food Town, Inc.      268,000       1,563,474        7,504,000       32,160
Surety Capital Corp.        410,000       1,559,388        2,357,500            -

+ No market quotation available. Valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees.
++ At March 31, 1998 the Fund owned 5,000 shares of common stock of CoreStates Financial Corp., at a cost of $364,090. During the six month period ended March 31, 1998, the Fund earned $5,000 in dividend income from this investment. These shares were purchased prior to the acquisition of CoreStates Financial Corp. by First Union.
144A Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Micro Cap Fund

                            Schedule of Investments

                           March 31, 1998 (unaudited)




      Shares                                        Value
COMMON STOCKS - 99.0%
                    Aerospace &
                    Defense - 0.4%
      9,900 *       Ducommun, Inc. ......     $  289,575
                                              ----------
                    Automotive Equipment &
                     Manufacturing - 0.7%
     45,000 *       Noble International
                    Ltd..................        472,500
                                              ----------

                            Banks - 11.6%
      19,360        BT Financial Corp....      1,079,320
      10,000        CNB Financial Corp...        370,000
       2,500        First Keystone
                    Financial, Inc.......         45,625
      20,000        First Oak Brook
                    Bancshares,
                    Inc. Cl. A ..........      1,000,000
       2,850        First West Virginia
                    Bancorp, Inc.........         80,156
      26,997        Independent Bank
                    Corp.................      1,052,883
       2,900        Northern States
                    Financial Corp.......        464,000
       5,000        Peoples Bancorp, Inc.        241,250
      12,500        Pinnacle Financial
                    Services, Inc........        621,094
      20,000        Second Bancorp, Inc..        641,250
     15,000 *       Six Rivers National
                    Bank.................        288,750
      31,725        Washington Trust
                    Bancorp, Inc.........      1,070,719
      41,875        West Coast Bancorp,
                    Inc. (Ore.)..........      1,062,578
                                              ----------

                                               8,017,625
                                              ----------
                    Building, Construction
                    & Furnishings - 4.4%
      23,750        Cavalier Homes, Inc.         271,641
      15,000   *    Crossmann Communities,
                    Inc..................        445,313
     32,000    *    Mity Lite, Inc. .....        624,000
     45,000    *    Modtech, Inc. .......        925,312
     20,000    *    Stanley Furniture Co.,
                    Inc..................        797,500
                                              ----------

                                               3,063,766
                                              ----------
                    Business Equipment &
                          Services - 4.5%
      50,000    *   Equitrac Corp. ......      1,012,500
      94,750        General Employment
                    Enterprises, Inc.....      1,113,313
      20,000    *   Personnel Managment,
                    Inc..................        280,000
      37,300    *   TEAM America Corp....        515,206
      32,000    *   Uniflex, Inc.........        192,000
                                              ==========
                                               3,113,019
                                              ==========
                    Chemical & Agricultural
                          Products - 3.1%
      44,000        Balchem Corp. .......        748,000
      42,600        Chase Corp. .........        788,100
      51,318        Hawkins Chemical,
                    Inc..................        577,328
                                              ----------
                                               2,113,428
                                              ----------
                    Consumer Products &
                          Services - 7.7%
      22,000        Bush Industries, Inc.
                    Cl. A................        624,250
      35,000        Cooker Restaurant
                    Corp.................        352,187
      47,000        First Years, Inc.....      1,650,875
      55,000    *   Fountain Power Boat
                    Industries, Inc......        577,500
     110,000    *   Gotham Apparel Corp.**+        5,500
      15,000    *   Meadowcraft, Inc.....        219,375
      80,000    *   Play By Play Toys &
                    Novelties, Inc.......      1,510,000
      31,600        Stephan Co. .........        398,950
                                              ----------
                                               5,338,637
                                              ----------


      Shares                                        Value
COMMON STOCKS - continued
                    Electrical Equipment &
                          Services - 5.4%
      50,000    *   Ault, Inc. ..........     $  393,750
      63,270    *   Del Global Technologies
                    Corp.................        719,696
      20,000    *   Graham Corp. ........        326,250
       8,400        L.S. Starrett, Co.
                    Cl. A................        326,550
      52,000    *   OSI Systems, Inc. ...        604,500
      60,000    *   Powell Industries,
                    Inc..................        641,250
      20,000    *   Reliability, Inc.....        240,000
      21,000        Todd-AO Corp. Cl. A .        221,813
      20,000    *   Vicon Industries, Inc.       232,500
                                              ----------
                                               3,706,309
                                              ----------
                    Finance &
                    Insurance - 3.1%
      70,500    *   ACE Cash Express,
                    Inc..................      1,026,657
      21,600    *   CorVel Corp. ........        858,600
                                              ----------
      11,804    *   Grand Premier
                    Financial, Inc.......        223,538
                                              ----------
                                               2,108,795
                                              ----------
                    Food & Beverage
                    Products - 1.0%
      43,333        Worthington Foods,
                    Inc..................        720,411
                                              ----------

                    Healthcare Products &
                         Services - 10.2%
      40,000    *   Alcide Corp..........      2,160,000
     120,500    *   Biosource
                    International, Inc...        775,719
      44,888        Del Laboratories, Inc.     1,436,416
      25,000    *   Empi, Inc. ..........        404,687
      25,000        Kewaunee Scientific
                    Corp.................        287,500
      62,100        Meridian Diagnostics,
                    Inc..................        791,775
      60,000    *   Mesa Laboratories, Inc.      348,750
      70,300    *   Neogen Corp. ..........      812,844
                                              ==========
                                               7,017,691
                                              ==========
                    Industrial Specialty
                    Products & Services - 15.3%
      27,500    *   AG Services of America,
                    Inc..................        493,281
      25,000    *   American Eco Corp....        242,188
      19,900        American Precision
                    Industries, Inc......        376,856
      44,100        Badger Meter, Inc....      1,582,087
      23,050    *   Benthos, Inc.........        322,700
      20,000    *   Chemfab Corp.........        490,000
      20,000    *   Fibermark, Inc.......        466,250
      40,000    *   General Bearing Corp.        515,000
      14,000        General Magnaplate
                    Corp.................        106,750
      30,000    *   Genlyte Group, Inc...        577,500
      35,000        Gorman Rupp Co.......        682,500
      60,000    *   Hitox Corp. of
                    America..............        108,750
      40,000    *   Meade Instruments
                    Corp.................        387,500
      53,250        Met-Pro Corp. .......        828,703
      22,500        Modern Controls, Inc.        202,500
      71,000        RPC, Inc. ...........        869,750
      17,500    *   Special Devices, Inc.        498,750
      26,500    *   Steel of West Virginia,
                    Inc..................        274,938
      25,000    *   Sterignics
                    International, Inc...        550,000
      46,350        World Fuel Services
                    Corp.................      1,019,700
                                              ----------
                                              10,595,703
                                              ----------

                                   EVERGREEN
                                 Micro Cap Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (unaudited)




   Shares                                           Value
COMMON STOCKS - continued
            Information Services &
                            Technology - 11.5%
    25,000 *Advanced Communications Systems,
            Inc. ............................    $   289,063
    72,500 *American Science & Engineering,
            Inc..............................        987,812
    15,000 *Analytical Surveys, Inc. ........        768,750
    12,500 *Comarco, Inc. ...................        269,531
    29,600 *Diversified Corporate Resources,
            Inc..............................        414,400
    23,000 *Equinox Systems, Inc. ...........        491,625
    33,750  IFR Systems, Inc. ...............        750,937
    27,000 *Norstan, Inc. ...................        668,250
    37,750 *Optelecom, Inc. .................        268,969
    25,000 *Percon Acquisition, Inc. ........        277,344
    40,000 *SBS Technologies, Inc. ..........      1,150,000
    51,000 *Viagrafix Corp. .................        771,375
    80,000 *WPI Group, Inc. .................        660,000
    10,000 *Zygo Corp. ......................        145,000
                                                 -----------
                                                   7,913,056
                                                 -----------
                  Machinery-Diversified - 0.6%
    50,000 *Plasma Therm, Inc. ..............        378,125
                                                 -----------
             Manufacturing-Distributing - 1.1%
    40,000 *Koala Corp. .....................        720,000
    21,600 *Top Air Manufacturing, Inc. .....         55,350
                                                 -----------
                                                     775,350
                                                 -----------
                             Oil/Energy - 0.7%
    20,000 *Mitcham Industries, Inc. ........        250,000
    14,500 *Prima Energy Corp. ..............        261,000
                                                 -----------
                                                     511,000
                                                 -----------
            Oil Field Services - 3.5%
    48,500 *Dawson Geophysical Co. ..........        769,937
    42,600 *Eagle Geophysical, Inc. .........        686,925
    80,000 *Omni Energy Services Corp. ......        950,000
                                                 -----------
                                                   2,406,862
                                                 -----------
            Publishing, Broadcasting &
                          Entertainment - 0.2%
    10,400 *Clark (Dick) Productions, Inc. ..        139,100
                                                 -----------
            Real Estate - 0.4%
    20,000 *Execustay Corp. .................        255,000
                                                 -----------
            Retailing & Wholesale - 4.5%
    59,000 *Bowlin Outdoor Advertising &
            Travel Centers, Inc. ............        516,250
    60,000  Craftmade International Inc. ....        885,000
    27,000 *Kenneth Cole Productions, Inc.
            Cl. A............................        543,375

    34,500  Lacrosse Footwear, Inc. .........        405,375
    35,000 *Rocky Shoes & Boots, Inc. .......        562,187


   Shares                                           Value
COMMON STOCKS - continued
            Retailing & Wholesale - continued
    20,000 *Shoe Pavilion, Inc. .............    $   198,750
                                                 -----------
                                                   3,110,937
                                                 -----------
            Telecommunication Services &
                              Equipment - 0.9%
    40,000 *Cognitronics Corp. ..............        652,500
                                                 -----------
            Textile & Apparel - 1.2%
    30,000  Culp, Inc. ......................        615,000
    20,000  Decorator Industries, Inc. ......        210,000
                                                 -----------
                                                     825,000
                                                 -----------
            Thrift Institutions - 4.4%
    30,000  Horizon Financial Corp. .........        562,500
    14,600  Iroquois Bancorp, Inc. ..........        365,000
    30,710  Parkvale Financial Corp. ........        959,687
    25,000 *WSFS Financial Corp. ............        537,500
    25,000  York Financial Corp. ............        643,750
                                                 -----------
                                                   3,068,437
                                                 -----------
                         Transportation - 1.3%
    23,000 *MTL, Inc. .......................        885,500
                                                 -----------
                     Utilities-Electric - 0.1%
     1,591  Eselco, Inc. ....................         64,237
                                                 -----------
                    Utilities-Telephone - 1.2%
    22,800  Hickory Tech Corp. ..............        843,600
                                                 -----------
            Total Common Stocks
            (cost $49,929,588) ..............     68,386,163
                                                 -----------
  Principal
     Amount
SHORT-TERM INVESTMENTS - 0.6%
            Government Agency Notes &
               Bonds - 0.6%
            Federal Home Loan Mortgage
            Corp.
$   25,000   5.41%, 4/3/98 ..................         24,992
   310,000   5.46%, 4/20/98 .................        309,107
   120,000   5.50%, 4/20/98 .................        119,652
                                                 -----------
                                                     453,751
                                                 -----------
            Total Short-Term Investments
            (cost $453,751) .................        453,751
                                                 -----------
            Total Investments -
            (cost $50,383,339) .....  99.6%       68,839,914
            Other Assets and
            Liabilities - net ......   0.4           242,781
                                     -----       -----------
            Net Assets ............. 100.0%      $69,082,695
                                     =====       ===========

*  Non-income producing securities.
** Investment in non-controlled affiliate-holding over 5% of outstanding voting securities. This investment was acquired by the Fund at a cost of $665,880. During the six months ended March 31, 1998, the Fund recognized no dividend income from this security.
+ No market quotation available. Valued at fair value as determined in good faith under procedures establised by the Fund's Board of Trustees.






                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                   Omega Fund




                            Schedule of Investments

                           March 31, 1998 (unaudited)




      Shares                                        Value
COMMON STOCKS - 98.0%
                    Automotive Equipment &
                    Manufacturing - 1.8
       90,000       Ford Motor Co. ......     $5,833,125
                                              ----------
                    Banks - 11.1
       40,000       Astoria Financial
                    Corp.................      2,472,500

       54,700       BankBoston Corp. ....      6,030,675
      100,000       First American Corp..      4,887,500
       75,000       Fleet Financial Group,
                    Inc..................      6,379,687
      101,200   *   Golden St. Bancorp,
                    Inc..................      3,864,575
      100,000       North Fork Bancorp,
                    Inc..................      3,862,500
      155,000       TCF Financial Corp...      5,260,313
       83,800       Westamerica Bancorp..      2,799,444
                                              ----------
                                              35,557,194
                                              ----------
                    Building, Construction
                    & Furnishings - 2.2%
     217,900 *      Furniture Brands.....      7,013,656
                                              ----------
                    International, Inc.
                    Business Equipment &
                    Services - 1.4%
       80,000       Paychex, Inc.........      4,612,500
                                              ----------
                    Chemical & Agricultural
                    Products - 1.6%
      100,000       Monsanto Co..........      5,200,000
                                              ----------
                    Communication Systems &
                    Services - 3.4
       77,500   *   Cisco Systems, Inc...      5,301,484
      200,000   *   Loral Space &
                    Communications.......      5,587,500
                                              ----------

                                              10,888,984
                                              ----------
                    Consumer Products &
                    Services - 3.9%
       85,000   *   Action Performance
                    Companies, Inc.......      2,982,969
      240,333   *   Cendant Corp. .......      9,523,206
                                              ----------
                                              12,506,175
                                              ----------
                    Diversified
                    Companies - 3.8%
       90,000       Trinity Industries,        4,938,750
                    Inc.
      130,000       Tyco International Ltd.    7,101,250
                                              ----------

                                              12,040,000
                                              ----------
                    Electrical Equipment &
                    Services - 3.4%
      125,000       General Electric Co.      10,773,438
                                              ----------
                    Finance &
                    Insurance - 8.9%
       40,000       American International     5,037,500
                    Group, Inc.
       43,500       CMAC Investment Corp.      2,903,625
      140,000       Greenpoint Financial
                    Corp. ...............      5,031,250
       45,000       PMI Group, Inc. .....      3,633,750
       47,700       SLM Holding Corp. ...      2,080,912
      102,499       Travelers Group, Inc.      6,149,940
       85,000       Travelers Property
                    Casualty Corp.Cl. A .      3,740,000
                                              ----------
                                              28,576,977
                                              ----------


      Shares                                        Value
COMMON STOCKS - continued
                    Food & Beverage
                    Products - 4.4%
       95,000   *   International Home
                    Foods, Inc. .........     $3,158,750
       90,000       Pepsico, Inc. .......      3,841,875
       65,000   *   Philip Morris
                    Companies, Inc. .....      2,709,688
       70,000       Suiza Foods Corp. ...      4,305,000
                                              ----------
                                              14,015,313
                                              ----------
                    Healthcare Products &
                    Services - 7.1%
       49,250       Cardinal Health,
                    Inc..................      4,343,234
       80,000       HBO & Co. ...........      4,827,500
      187,500   *   Health Management
                    Associates, Inc......      5,367,187
      200,000   *   HEALTHSOUTH Corp. ...      5,612,500
       64,100   *   Omnicare, Inc. ......      2,539,963
                                              ----------
                                              22,690,384
                                              ----------
                    Information Services &
                    Technology - 11.9%
      146,666   *   Analog Devices, Inc..      4,876,645
      209,600   *   EMC Corp. ...........      7,925,500
       50,000       Gateway 2000, Inc. ..      2,346,875
       40,000       Intel Corp. .........      3,121,250
       35,000       International Business
                    Machines Corp. ......      3,635,625
       78,000   *   Microsoft Corp. .....      6,978,562
      120,000   *   Parametric Technology
                    Corp.................      3,993,750
      100,000   *   PeopleSoft, Inc. ....      5,265,625
                                              ----------
                                              38,143,832
                                              ----------
                    Leisure &
                    Tourism - 3.0%
       55,000       Disney (Walt) Co.....      5,871,250
       65,000   *   Premier Parks, Inc...      3,770,000
                                              ----------
                                               9,641,250
                                              ----------
                           Oil/Energy - 4.9%
       50,000       Anadarko Petroleum
                    Corp.................      3,450,000
       70,000       Burlington Resources,
                    Inc..................      3,355,625
       95,000       Pennzoil Co. ........      6,139,375
       75,000       Unocal Corp. ........      2,901,563
                                              ----------
                                              15,846,563
                                              ----------
                     Pharmaceuticals - 11.5%
       65,000       American Home Products
                    Corp.................      6,199,375
      157,200       Pfizer, Inc. ........     15,670,875
       60,000       Schering-Plough Corp.      4,901,250
       60,000       Warner-Lambert Co....     10,218,750
                                              ----------
                                              36,990,250
                                              ----------
                    Publishing,
                    Broadcasting &
                    Entertainment - 7.6%
      200,000       CBS Corp. ...........      6,787,500
       50,000       Central Newspapers,
                    Inc..................      3,553,125
       90,000       Dow Jones & Co.,
                    Inc..................      4,764,375
      110,000   *   Viacom, Inc. Cl. B...      5,912,500
      100,000   *   World Color Press,
                    Inc..................      3,475,000
                                              ----------
                                              24,492,500
                                              ----------

                                   EVERGREEN
                                   Omega Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (unaudited)


  Shares                                           Value
COMMON STOCKS - continued
           Retailing & Wholesale - 6.1%
  82,813   Dollar General Corp. ...........    $  3,203,809
  65,000   Ethan Allen Interiors, Inc. ....       3,883,750
 100,000   General Nutrition Companies, Inc.      3,968,750
 232,500   Staples, Inc. ..................       5,376,562
  52,200   Williams Sonoma, Inc. ..........       3,021,075
                                               ------------
                                                 19,453,946
                                               ------------
           Total Common Stocks
           (cost $236,989,692) ............     314,276,087
                                               ------------


   Principal
    Amount                                                         Value
REPURCHASE AGREEMENT - 2.9%
 $ 9,138,000    Keystone Joint Repurchase
                Agreement, investment in
                repurchase agreements in a joint
                trading account, purchased 3/31/98,
                5.67%, maturing 4/1/98, maturity
                value $9,139,439.
                (cost $9,138,000) (a) ...................     $  9,138,000
                                                              ------------
                Total Investments -
                (cost $246,127,692) ..........  100.9%         323,414,087
                Other Assets and
                Liabilities - net ............  ( 0.9)          (2,849,023)
                                                -----         ------------
                Net Assets ...................  100.0%        $320,565,064
                                                =====         ============

*   Non-income producing securities.
(a) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices plus accrued interest at March 31, 1998.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Small Company Growth Fund




                            Schedule of Investments

                           March 31, 1998 (unaudited)




       Shares                                         Value
COMMON STOCKS - 94.5%
                     Advertising & Related
                     Services - 0.5%
       250,000       ADVO, Inc. ...........     $ 6,906,250
                                                -----------
                     Automotive Equipment &
                      Manufacturing - 0.8%
       256,860       Tower Automotive,
                     Inc.................        11,558,700
                                                -----------
                              Banks - 7.8%
       414,862  *    Astoria Financial
                     Corp................        25,643,657
       318,240       Bostonfed Bancorp,
                     Inc.................         7,319,520
        30,200       Dime Community Bancorp,
                     Inc.................           736,125
       196,334  *    Hubco, Inc. ..........       7,515,911
       171,370  *    Long Island Bancorp,
                     Inc.................        10,828,442
       385,080  *    North Fork Bancorp,
                     Inc.................        14,873,715
         5,000       Prime Bancshares,
                     Inc.................           127,500
       148,196       Queens County Bancorp,
                     Inc.................         6,539,148
       718,536  *    Sovereign Bancorp,
                     Inc.................        13,068,373
       621,960  *    TCF Financial Corp..        21,107,767
       154,938  *    Westamerica Bancorp.         5,175,898
                                                -----------
                                                112,936,056
                                                -----------
                     Building, Construction &
                     Furnishings - 2.8%
       126,500       Cable Design
                     Technologies Corp...         3,810,812
       145,000       Essex International,
                     Inc.................         5,727,500
       165,500       General Cable Corp..         7,509,562
       141,491       Oakwood Homes Corp..         5,182,108
       150,000       Texas Industries,
                     Inc.................         8,671,875
       119,420       Toll Brothers, Inc..         3,358,688
       253,200       Wackenhut Corrections
                     Corp................         6,345,825
                                                -----------
                                                 40,606,370
                                                -----------
                     Business Equipment &
                           Services - 4.1%
       197,956       Billing Information
                     Concepts Corp.......         5,128,298
       175,855       BISYS Group, Inc.
                     (a).................         6,182,402
       504,670  *    Comdisco, Inc.......        22,016,229
        90,521  *    G & K Services, Inc.
                     Cl. A...............         3,943,321
       279,000       GTS Duratek, Inc....         3,470,062
        28,200       International Telecomm
                     Systems, Inc........           735,844
       111,996  *    Norrell Corp. ........       2,526,910
       104,000       Outsource International,
                     Inc.................         2,509,000
         7,000       Rental Service Corp.           162,750
       150,000       Superior Consultant,
                     Inc.................         5,428,125
       256,317       Vincam Group, Inc...         7,385,133
                                                -----------
                                                 59,488,074
                                                -----------
                     Chemical & Agricultural
                     Products - 0.6%
       220,940  *    OM Group, Inc. .....         9,307,098
                                                -----------
                     Consumer Products &
                     Services - 4.0%
      343,517 *      Action Performance
                     Companies, Inc......        12,055,300
       381,800       Coleman Co., Inc....        11,764,212
       396,869       Equity Corp.
                     International.......         9,500,052
       342,100       Helen of Troy Ltd...         6,318,159
        95,600       Oneida Ltd..........         2,915,800
       200,000       Oregon Steel Mills,
                     Inc.................         4,400,000
       101,700       Rock Of Ages Corp.
                     Cl. A...............         1,798,819
       124,000  *    Russ Berrie & Co.,
                     Inc.................         3,758,750


       Shares                                         Value
COMMON STOCKS - continued
                     Consumer Products &
                     Services - continued
        51,900       Universal Corp......       $ 2,286,844
      200,000 *      Weider Nutrition
                     International, Inc.
                     Cl. A ..............         3,100,000
                                                -----------
                                                 57,897,936
                                                -----------
                          Education - 1.5%
       250,000       Computer Learning
                     Centers, Inc........         4,195,312
         1,500       CorporateFamily
                     Solutions, Inc......            39,469
       512,484       Devry, Inc. ..........      17,520,547
                                                -----------
                                                 21,755,328
                                                -----------
                     Electrical Equipment &
                           Services - 8.1%
       215,200       Applied Power, Inc.
                     Cl. A...............         8,285,200
       261,200       Asyst Technologies,
                     Inc.................         6,015,763
       662,600       Cypress Semiconductor
                     Corp................         6,708,825
       611,080       DII Group, Inc......        13,176,412
       230,000       Integrated Device
                     Technology..........         3,241,563
        42,800       Jabil Circuit, Inc..         1,425,775
        75,500       Lattice Semiconductor
                     Corp................         3,883,531
       147,000       Lexmark International
                     Group, Inc. Cl. A ..         6,633,375
        15,000  *    Linear Technology
                     Corp................         1,034,531
        30,000       Mattson Technology,
                     Inc.................           187,500
       300,778       Maxim Integrated
                     Products, Inc.......        10,959,598
       200,000       Microchip Technology,
                     Inc.................         4,212,500
       344,186       Natural Microsystems
                     Corp................        13,649,126
       322,400       Ortel Corp. ........         4,291,950
       200,000       Parlex Corp. .......         3,575,000
       436,200       Pri Automation, Inc.        11,422,988
        25,200       QLogic Corp. .......           904,050
       100,000       Radisys Corp. ......         2,503,125
       392,514       Sipex Corp. ........        13,002,026
        50,000       Vitesse Semiconductor
                     Corp................         2,357,813
                                                -----------
                                                117,470,651
                                                -----------
                     Finance &
                     Insurance - 4.5%
       292,500       Allied Group, Inc...         9,433,125
       150,000       Arthur J. Gallagher &
                     Co..................         6,496,875
       100,000       Berkley W R Corp....         4,762,500
        50,000       Blanch E W Holdings,
                     Inc.................         1,918,750
        11,900  *    CMAC Investment
                     Corp................           794,325
       108,500       Delphi Financial Group,
                     Inc.................         5,777,625
       218,922       First Alliance Co...         3,413,815
       221,180       Firstplus Financial
                     Group, Inc. ........         9,289,560
       186,023  *    HCC Insurance Holdings,
                     Inc.................         4,278,529
       267,000       Highlands Insurance
                     Group, Inc. ........         7,175,625
        62,800       Horace Mann Educators
                     Corp................         2,205,850
       150,000       Leucadia National
                     Corp................         5,906,250
        58,200  *    Penn-America Group,
                     Inc.................         1,265,850
        50,000       Reinsurance Group
                     America, Inc........         2,500,000
                                                -----------
        10,000       State Auto Financial
                     Corp................           395,000
                                                -----------
                                                 65,613,679
                                                -----------
                     Food & Beverage
                     Products - 1.3%
       259,000       Suiza Foods Corp....        15,928,500
       171,866       Worthington Foods,
                     Inc.................         2,868,010
                                                -----------
                                                 18,796,510
                                                -----------

                                   EVERGREEN
                           Small Company Growth Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (unaudited)




       Shares                                       Value
COMMON STOCKS - continued
                     Healthcare Products &
                     Services - 9.2%
        20,500       Chirex, Inc. .......     $   387,578
         7,501       Concentra Managed
                     Care, Inc...........         230,890
       296,000       Cyberonics, Inc. ...       9,416,500
       437,444  *    Cytyc Corp. ........      10,826,739
       150,000       Genesis Health
                     Ventures, Inc.......       4,218,750
       335,700       Graham Field Health
                     Products, Inc.......       2,685,600
       860,839       Health Management
                     Associates, Inc.
                     Cl. A ..............      24,641,516
       277,585       Idexx Laboratories,
                     Inc.................       5,005,205
       300,000       Mariner Health Group,
                     Inc.................       5,100,000
        50,000       Megabios Corp. .....         450,000
       101,000       Norland Medical
                     Systems, Inc........         369,281
       516,000       Novacare, Inc. .....       7,675,500
       363,000  *    Oxford Health Plans,
                     Inc.................       5,410,969
       218,684       Parexel International
                     Corp................       6,806,540
       135,620       Pediatrix Medical
                     Group, Inc..........       6,306,330
       242,320       Perclose, Inc. .....       6,830,395
        19,000       Renal Care Group,
                     Inc.................         720,219
       111,100       Respironics, Inc....       3,218,428
       376,180       Thermo Cardiosystems,
                     Inc.................      10,180,371
       389,351       Total Renal Care
                     Holdings, Inc.......      12,970,255
       235,800       Vivus, Inc. ........       2,785,388
       215,300       Wesley Jessen
                     Visioncare, Inc.....       7,172,181
                                              -----------
                                              133,408,635
                                              ===========
                     Industrial Specialty
                     Products & Services - 4.2%
       259,260       BMC Industries,
                     Inc.................       5,039,366
       200,400       Cognex Corp. .......       4,296,075
             1       Docucorp International
                     Inc.................               5
       500,000       Halter Marine Group,
                     Inc.................       7,937,500
       195,000  *    Kaydon Corp. .......       7,970,625
     1,000,000       Roper Industries,
                     Inc.................      29,687,500
       157,737  *    United States Filter
                     Corp................       5,540,512
        25,000       White Capital
                     Industries Corp.....         568,750
                                              -----------
                                               61,040,333
                                              ===========
                     Information Services &
                     Technology - 17.8%
       151,640       Analog Devices,
                     Inc.................       5,042,030
       243,600       Avid Technology,
                     Inc.................       9,987,600
       200,000       Axent Technologies,
                     Inc.................       6,087,500
       183,095       BMC Software, Inc...      15,351,371
       315,380       Cambridge Technology
                     Partners............      15,621,166
        35,500       CMG Information
                     Services Inc........       2,054,563
       243,000       Cognicase, Inc......       4,480,313
       238,900  *    Discreet Logic,
                     Inc.................       3,904,522
       180,900       Documentum, Inc.....       9,774,253
       380,000       Eletronics for
                     Imaging, Inc........       9,891,875
        89,400       FileNet Corp. ......       4,363,838
       386,000       Geoworks ...........       2,895,000
       214,100       JDA Software Group,
                     Inc.................      11,360,681
         5,200       Lycos, Inc. ........         230,425
       416,000       Mapics, Inc. .......       7,345,000
       200,000       Maximus, Inc. ......       5,987,500
        40,600       Metacreations Corp..         294,984
       132,054       National Data Corp..       5,488,494


       Shares                                       Value
COMMON STOCKS - continued
                     Information Services & Technology -
                     continued
        50,290  *    Networks Associates,
                     Inc.................     $ 3,334,856
       292,800       Objective Systems
                     Integrators, Inc....       4,007,700
       542,480       Parametric Technology
                     Corp................      18,054,412
        50,000       Platinum Software
                     Corp................       1,159,375
       539,281       Project Software &
                     Development, Inc....      12,875,334
       200,000       PSW Technologies,
                     Inc.................       1,437,500
       286,000       QAD, Inc. ..........       4,182,750
       146,000       Quadramed Corp. ....       4,863,625
       150,000       Radiant Systems,
                     Inc.................       3,731,250
     1,134,800       Rational Software
                     Corp................      14,716,937
       515,816       Safeguard Scientifics,
                     Inc.................      19,407,577
       338,323       Security Dynamics
                     Technology..........      13,892,388
       367,279  *    Synopsys, Inc. .....      12,039,865
       150,000       Transition Systems,
                     Inc.................       3,084,375
       290,000       Unisys Corp. .......       5,510,000
       252,000       USweb Corp. ........       5,567,625
       150,000       Veritas DGC, Inc....       7,584,375
        51,997       Wind River Systems,
                     Inc.................       2,073,380
                                              -----------
                                              257,684,439
                                              -----------
                     Leisure &
                     Tourism - 2.4%
        49,395       Casino America, Inc.
                     Warrants Expires
                     5/3/2001............             494
       479,589       Colorado Gaming &
                     Entertainment
                     Co. (b) ............       2,997,431
       240,000       Gametech
                     International, Inc..       1,687,500
        18,000       Pegasus Systems,
                     Inc.................         462,938
       525,000       Regal Cinemas, Inc..      15,717,187
       400,000       Rio Hotel & Casino,
                     Inc.................      10,375,000
       385,900       Sodak Gaming, Inc...       2,749,538
                                              -----------
                                               33,990,088
                                              -----------
                     Manufacturing-Distributing - 0.8%
       200,000       NBTY, Inc. .........      12,143,750
                                              -----------
                     Metal Products &
                     Services - 0.7%
       366,300       Maverick Tube Corp..       6,456,037
       116,496       Special Metals Corp.       1,893,060
        40,000       Steel Dynamics, Inc.         851,250
        30,900       Wolverine Tube, Inc.       1,239,863
                                              -----------
                                               10,440,210
                                              -----------
                     Oil/Energy - 4.0%
       204,500       Basin Exploration,
                     Inc.................       4,224,203
       242,700       Forcenergy, Inc.....       6,431,550
       133,000       Newfield Exploration
                     Co..................       3,466,313
     1,307,656       Newpark Resources,
                     Inc.................      23,864,722
       100,000       Nuevo Energy Co.....       3,581,250
       234,000       Ocean Energy, Inc...       5,513,625
       300,000  *    Santa Fe Energy
                     Resources, Inc......       3,300,000
       100,000  *    Seven Seas Petroleum,
                     Inc.................       2,593,750
        83,586  *    St. Mary Land &
                     Exploration Co......       3,194,552
       100,000       Vintage Petroleum,
                     Inc.................       2,100,000
                                              -----------
                                               58,269,965
                                              -----------
                     Oil Field
                     Services - 2.2%
        56,742       Carbo Ceramics, Inc. .     2,198,753
       187,400       Core Laboratories NV .     4,579,587
       200,300       Friede Goldman
                     International, Inc. .      5,771,144

                                   EVERGREEN
                           Small Company Growth Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (unaudited)





      Shares                                                   Value

COMMON STOCKS - continued
                 Oil Field Services - continued
      250,000 *  Hvide Marine, Inc. Cl. A ............    $    4,390,625
       500,100   R & B Falcon Corp. ..................        14,815,462
                                                          --------------
                                                              31,755,571
                                                          --------------
                 Pharmaceuticals - 1.2%
       415,500   Dura Pharmaceuticals, Inc. ..........        10,218,703
       100,000   Incyte Pharmacuticals, Inc. .........         4,637,500
       435,000   Magainin Pharmaceuticals ............         2,406,094
                                                          --------------
                                                              17,262,297
                                                          --------------
                 Publishing, Broadcasting &
                 Entertainment - 2.0%
        56,200   Big Flower Holdings, Inc. ...........         1,707,075
        13,200   Cox Radio, Inc. .....................           640,200
       108,700   Hearst-Argyle Television, Inc. ......         3,858,850
       259,000   Jacor Communications, Inc. ..........        15,321,469
       130,000   Sinclair Broadcast Group, Inc. Cl. A          7,487,187
                                                          --------------
                                                              29,014,781
                                                          --------------
                 Real Estate - 0.1%
        60,300   Capital Automotive REIT .............         1,143,815
         4,900  *Host Marriott Corp. .................            92,794
                                                          --------------
                                                               1,236,609
                                                          --------------
                 Retailing & Wholesale - 3.7%
       156,600  *Brylane, Inc. .......................         8,779,388
       363,100  *Central Garden & Pet Co. ............        14,172,247
     1,282,480   Corporate Express, Inc. .............        12,804,761
       138,000   Cutter & Buck, Inc. .................         3,570,750
       121,100   Good Guys, Inc. .....................         1,271,550
        23,000   REX Stores Corp. ....................           339,250
       150,000   Shopko Stores, Inc. .................         4,753,125
        70,100   Stage Stores, Inc. ..................         3,607,959
       145,400   Tefron Ltd. .........................         3,544,125
                                                          --------------
                                                              52,843,155
                                                          --------------
                 Telecommunication Services &
                 Equipment - 3.8%
       199,000  *ACC Corp. ...........................        10,571,875
        88,300   Boston Communications Group .........           860,925
       200,000   Global TeleSystems Group, Inc. ......         9,387,500
       250,000   LCC International, Inc. .............         4,953,125
        78,300   Metronet Communications Corp. .......         1,957,500
       100,000   Pacific Gateway Exchange, Inc. ......         5,706,250
       600,000   Pairgain Technologies, Inc. .........        14,381,250
        29,700   Spectrian Corp. .....................           494,691
       101,800   Univision Communications, Inc. Cl. A          3,792,050
       160,000   Viatel, Inc. ........................         2,185,000
                                                          --------------
                                                              54,290,166
                                                          --------------





      Shares                                                   Value

COMMON STOCKS - continued
                 Transportation - 2.1%
       112,700  *ASA Holdings, Inc. ..................    $    4,145,247
       136,399   Coach USA, Inc. .....................         5,933,357
        62,900   Eagle USA Airfreight, Inc. ..........         1,717,956
       200,000   Expeditores International Washington,
                 Inc. ................................         8,525,000
       340,900   Fritz Companies, Inc. ...............         5,443,747
       200,000   Overseas Shipholding Group, Inc. ....         4,275,000
                                                          --------------
                                                              30,040,307
                                                          --------------
                 Utilities-Telephone - 4.3%
       300,000   American Communications Services,
                 Inc. ................................         5,446,875
         9,000   Associated Group, Inc. Cl. A ........           344,250
       311,000   Associated Group, Inc. Cl. B ........        11,468,125
        50,000   Centennial Cellular Corp. Cl. A .....         1,314,062
       266,000   McLeod USA, Inc., Cl. A .............        11,205,250
       150,000   Primus Telecomm Group, Inc. .........         4,350,000
        39,500   Rural Celluar Corp. Cl. A ...........           681,375
       125,000   Star Telecommunications, Inc. .......         6,937,500
        39,600   Superior Telecom, Inc. ..............         1,653,300
       258,500   Telegroup, Inc. .....................         5,226,547
       395,000   United States Cellular Corp. ........        13,405,312
        50,000   Vanguard Cellular Systems, Inc. Cl. A           914,063
                                                          --------------
                                                              62,946,659
                                                          --------------
                 Total Common Stocks
                 (cost $1,004,017,151)................     1,368,703,617
                                                          --------------



   Principal
    Amount
REPURCHASE AGREEMENTS - 5.1%
 $69,423,000   Goldman Sachs Repurchase
               Agreement, purchased 3/31/98,
               5.95%, maturing 4/1/98, maturity
               value $69,434,474
               (cost $69,423,000) (c)..............        69,423,000
                                                           ----------
   4,858,000   Keystone Joint Repurc hase
               Agreement, investment in repurchase
               agreements, in a joint trading
               account, purchased 3/31/98, 5.99%,
               maturing 4/1/98, maturity value
               $4,858,808
               (cost $4,858,000) (d)...............         4,858,000
                                                           ----------
               Total Investments -
               (cost $1,078,298,151) .....  99.6%       1,442,984,617
               Other Assets and
               Liabilities - net .........   0.4            5,277,485
                                           -----       --------------
               Net Assets ................ 100.0%      $1,448,262,102
                                           =====       ==============

*  Non-income producing securities.

(a) At March 31, 1998, the Fund owned 175,855 shares of common stock of The BISYS Group, Inc. at a cost of $4,437,038. During the six months ended March 31, 1998 the Fund earned no dividend income from this investment. These shares were purchased prior to Evergreen Distributors Inc., a wholly owned subsidiary of The BISYS Group, Inc. becoming the Fund's principal underwriter and BISYS Fund Services, Inc. becoming the Fund's sub-administrator.

(b) Investment in non-controlled affiliate holding over 5% of outstanding shares. At March 31, 1998, the Fund held 479,589 shares of Colorado Gaming & Entertainment company with a value of $2,997,431 and acquisition cost of $2,766,251. The Fund has not earned any income from this investment.

(c)  At March 31, 1998, the repurchase agreement was fully collateralized by:
     $69,423,000 Federal Home Loan Mortgage Corp., 7.00%, 8/1/27, value including accrued interest - $69,436,314.

(d) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices plus accrued interest at March 31, 1998.



Summary of Abbreviations:
REIT Real Estate Investment Trust

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Strategic Growth Fund




                            Schedule of Investments

                           March 31, 1998 (unaudited)




      Shares                                                          Value
COMMON STOCKS - 96.6%
                    Automotive Equipment &
                        Manufacturing - 1.8%
      275,000       Ford Motor Co. .....................     $ 17,823,438
                                                             ------------
                    Banks - 9.7%
      160,000       Astoria Financial Corp. ............        9,890,000
      156,700       BankBoston Corp. ...................       17,276,175
      170,000   *   First American Corp. ...............        8,308,750
      235,000       Fleet Financial Group, Inc. ........       19,989,687
      303,200   *   Golden St. Bancorp, Inc. ...........       11,578,450
      220,000       North Fork Bancorp, Inc. ...........        8,497,500
      320,000       TCF Financial Corp. ................       10,860,000
      271,300       Westamerica Bancorp ................        9,063,116
                                                             ------------
                                                               95,463,678
                                                             ------------
                    Building, Construction &
                    Furnishings - 1.2%
      375,000   *   Furniture Brands International, Inc. .     12,070,313
                                                             ------------
                    Business Equipment & Services -
                    2.2%
      150,000       G & K Services, Inc. Cl. A .........        6,534,375
      265,000       Paychex, Inc. ......................       15,278,906
                                                             ------------
                                                               21,813,281
                                                             ------------
                    Chemical & Agricultural Products -
                    1.5%
      280,000       Monsanto Co. .......................       14,560,000
                                                             ------------
                    Communication Systems &
                    Services - 3.4%
      230,000   *   Cisco Systems, Inc. ................       15,733,437
       65,000   *   Iridium World Communications, Inc.
                    Cl. A ..............................        4,050,313
     500,000    *   Loral Space & Communications .......       13,968,750
                                                             ------------
                                                               33,752,500
                                                             ------------
                    Consumer Products & Services -
                    2.7%
      668,681       Cendant Corp. ......................       26,496,485
                                                             ------------
                    Diversified Companies - 1.7%
      301,600       Tyco International Ltd. ............       16,474,900
                                                             ------------
                    Electrical Equipment & Services -
                    3.9%
      440,000       General Electric Co. ...............       37,922,500
                                                             ------------
                    Finance & Insurance - 7.6%
      105,000       American International Group, Inc. .       13,223,437
      430,000       Greenpoint Financial Corp. .........       15,453,125
      135,000       PMI Group, Inc. ....................       10,901,250
      152,600       SLM Holding Corp. ..................        6,657,175
      277,500       Travelers Group, Inc. ..............       16,650,000
      255,000       Travelers Property Casualty
                    Corp. Cl. A ........................       11,220,000
                                                             ------------
                                                               74,104,987
                                                             ------------
                    Food & Beverage Products - 3.6%
      215,000       Coca Cola Co. ......................       16,649,062
      250,000       Pepsico, Inc. ......................       10,671,875
      200,000       Philip Morris Companies, Inc. ......        8,337,500
                                                             ------------
                                                               35,658,437
                                                             ------------


      Shares                                                          Value
COMMON STOCKS - continued
                    Healthcare Products & Services - 7.1%
      141,200       Cardinal Health, Inc. ..............     $ 12,452,075
      250,000       HBO & Co. ..........................       15,085,937
      310,000   *   Health Care & Retirement Corp. .....       13,310,625
      280,000   *   Health Management Associates, Inc.
                    Cl. A ..............................        8,015,000
      490,000   *   HEALTHSOUTH Corp. ..................       13,750,625
      173,700       Omnicare, Inc. .....................        6,882,863
                                                             ------------
                                                               69,497,125
                                                             ------------
                    Industrial Specialty Products &
                    Services - 1.2%
      220,000       Trinity Industries, Inc. ...........       12,072,500
                                                             ------------
                    Information Services &
                    Technology - 11.4%
      450,000   *   Analog Devices, Inc. ...............       14,962,500
      130,000   *   BMC Software, Inc. .................       10,899,688
      100,000       Electronic Data Systems Corp. ......        4,587,500
      560,600   *   EMC Corp. ..........................       21,197,687
      150,000   *   Gateway 2000, Inc. .................        7,040,625
      125,000       Intel Corp. ........................        9,753,906
      130,000       International Business Machines Corp.      13,503,750
      240,000   *   Microsoft Corp. ....................       21,472,500
      240,000   *   Parametric Technology Corp. ........        7,987,500
                                                             ------------
                                                              111,405,656
                                                             ------------
                    Leisure & Tourism - 2.7%
      182,500       Disney (Walt) Co. ..................       19,481,875
      125,000   *   Premier Parks, Inc. ................        7,250,000
                                                             ------------
                                                               26,731,875
                                                             ------------
                    Oil/Energy - 8.3%
      200,000       Anadarko Petroleum Corp. ...........       13,800,000
       80,000       British Petroleum Plc, ADR .........        6,885,000
      220,000       Burlington Resources, Inc. .........       10,546,250
      215,000       Exxon Corp. ........................       14,539,375
      300,000       Pennzoil Co. .......................       19,387,500
      120,000       Texaco, Inc. .......................        7,230,000
      225,000       Unocal Corp. .......................        8,704,687
                                                             ------------
                                                               81,092,812
                                                             ------------
                    Pharmaceuticals - 11.8%
      200,000       American Home Products Corp. .......       19,075,000
      487,800       Pfizer, Inc. .......................       48,627,562
      180,000       Schering-Plough Corp. ..............       14,703,750
      236,000       Shire Pharmaceuticals Group Plc. ...        5,029,750
      165,000       Warner-Lambert Co. .................       28,101,563
                                                             ------------
                                                              115,537,625
                                                             ------------
                    Publishing, Broadcasting &
                    Entertainment - 7.6%
      650,000       CBS Corp. ..........................       22,059,375
      135,000       Central Newspapers, Inc. Cl. A .....        9,593,438
      285,000       Dow Jones & Co., Inc. ...................  15,087,187
      350,000   *   Viacom, Inc. Cl. B .................       18,812,500
       64,719       Wolters Kluwer NV ..................        9,250,228
                                                             ------------
                                                               74,802,728
                                                             ------------

                                   EVERGREEN
                             Strategic Growth Fund




                      Schedule of Investments (continued)

                           March 31, 1998 (unaudited)


  Shares                                            Value
COMMON STOCKS - continued
           Retailing & Wholesale - 5.9%
 259,375   Dollar General Corp. ...........    $ 10,034,570
 115,000   Ethan Allen Interiors, Inc. ....       6,871,250
 250,000  *General Nutrition Companies, Inc.      9,921,875
 697,500  *Staples, Inc. ..................      16,129,688
 300,000   Wal-Mart Stores, Inc. ..........      15,243,750
                                               ------------
                                                 58,201,133
                                               ------------
            Utilities-Telephone - 1.3%
 200,000   AT&T Corp. .....................      13,125,000
                                               ------------
           Total Common Stocks
           (cost $704,540,922) ............     948,606,973
                                               ------------
PREFERRED STOCKS - 0.0%
           Iron & Steel - 0.0%
 180,000   Compania Vale do Rio Doce
           Navegacao SA ...................              16
                                               ------------
           Total Preferred Stocks
           (cost $0) ......................              16
                                               ------------


    Principal
     Amount                                                Value
                 REPURCHASE AGREEMENT - 4.9%
$  47,854,000    Keystone Joint Repurchase
                 Agreement, investment in
                 repurchase agreements, in a joint
                 trading account, purchased 3/31/98,
                 5.99%, maturing 4/1/98, maturity
                 value $47,861,962
                 (cost-$47,854,000)(a)............    $  47,854,000
                                                      -------------
                 Total Investments -
                 (cost $752,394,922) ... 101.5%         996,460,989
                 Other Assets and
                 Liabilities - net ..... ( 1.5)         (14,339,571)
                                         -----        -------------
                 Net Assets ............ 100.0%       $ 982,121,418
                                         =====        =============


Summary of Portfolio Abbreviations:
ADR   American Depository Receipts
NV    Naamloze Veunootschap (Dutch Corporation)
SA    Sociedad Anonyme (Spanish Corporation)

*   Non-income producing securities.

(a) The repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices plus accrued interest at March 31, 1998.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Domestic Growth Funds




                      Statements of Assets and Liabilities

                           March 31, 1998 (Unaudited)


                                                 Aggressive
                                                   Growth           Evergreen
                                                    Fund              Fund
                                              --------------- -------------------
Assets
 Investments at value (identified
  cost - $137,403,145,
  $1,085,406,536, $50,383,339
  $246,127,692, $1,078,298,151 and
  $752,394,922, respectively)................  $231,490,141     $ 2,091,581,409
 Cash .......................................         1,015              65,863
 Receivable for investments sold ............     4,659,933           1,917,480
 Receivable for Fund shares sold ............       173,900          70,910,894
 Dividends and interest receivable ..........        17,605             856,096
 Unamortized organization expenses ..........        12,014                   0
 Prepaid expenses and other assets ..........       172,020             563,738
---------------------------------------------  ------------     ---------------
  Total assets ..............................   236,526,628       2,165,895,480
---------------------------------------------  ------------     ---------------
Liabilities
 Payable for investments purchased ..........     1,895,000           6,650,393
 Payable for Fund shares repurchased ........       572,330           1,687,001
 Advisory fee payable .......................       119,483           1,577,913
 Distribution Plan expenses payable .........        53,839             527,484
 Due to related parties .....................         5,572                   0
 Accrued expenses and other liabilities .....        16,670             201,966
---------------------------------------------  ------------     ---------------
  Total liabilities .........................     2,662,894          10,644,757
---------------------------------------------  ------------     ---------------
Net assets ..................................  $233,863,734     $ 2,155,250,723
=============================================  ============     ===============
Net assets represented by
 Paid-in capital ............................  $126,475,191     $ 1,127,748,366
 Undistributed net investment income
  (accumulated net investment loss) .........    (1,444,884)            567,538
 Accumulated net realized gain on
  investments and foreign currency
  related transactions ......................    14,746,431          20,759,946
 Net unrealized appreciation of
  investments and foreign currency
  related transactions ......................    94,086,996       1,006,174,873
---------------------------------------------  ------------     ---------------
  Total net assets ..........................  $233,863,734     $ 2,155,250,723
=============================================  ============     ===============
Net assets consists of
 Class A ....................................  $157,748,820     $   219,050,597
 Class B ....................................    40,305,416         664,461,486
 Class C ....................................     3,766,890          13,368,612
 Class Y ....................................    32,042,608       1,258,370,028
---------------------------------------------  ------------     ---------------
                                               $233,863,734     $ 2,155,250,723
                                               ============     ===============
Shares outstanding
 Class A ....................................     6,803,939           8,719,430
 Class B ....................................     1,767,420          26,743,936
 Class C ....................................       165,290             538,996
 Class Y ....................................     1,375,233          49,865,265
---------------------------------------------  ------------     ---------------
Net asset value per share
 Class A ....................................  $      23.18     $         25.12
=============================================  ============     ===============
 Class A - Offering price (based on
  sales charge of 4.75%) ....................  $      24.34     $         26.37
=============================================  ============     ===============
 Class B ....................................  $      22.80     $         24.85
=============================================  ============     ===============
 Class C ....................................  $      22.79     $         24.80
=============================================  ============     ===============
 Class Y ....................................  $      23.30     $         25.24
=============================================  ============     ===============



                                                   Micro                           Small          Strategic
                                                    Cap            Omega          Company           Growth
                                                   Fund            Fund         Growth Fund          Fund
                                              -------------- --------------- ----------------- ---------------
Assets
 Investments at value (identified
  cost - $137,403,145,
  $1,085,406,536, $50,383,339
  $246,127,692, $1,078,298,151 and
  $752,394,922, respectively)................  $68,839,914    $323,414,087    $1,442,984,617    $996,460,989
 Cash .......................................        2,764             720               231           1,013
 Receivable for investments sold ............      198,656         886,308        22,440,620         333,007
 Receivable for Fund shares sold ............      183,025       1,277,065         3,496,793         319,551
 Dividends and interest receivable ..........       24,309         117,510           116,222         641,847
 Unamortized organization expenses ..........            0               0                 0               0
 Prepaid expenses and other assets ..........       53,908         162,126           625,077         218,443
---------------------------------------------- -----------    ------------    --------------    ------------
  Total assets ..............................   69,302,576     325,857,816     1,469,663,560     997,974,850
---------------------------------------------- -----------    ------------    --------------    ------------
Liabilities
 Payable for investments purchased ..........       40,324       4,625,375        13,498,618      14,441,274
 Payable for Fund shares repurchased ........       32,580         342,922         6,475,223         569,637
 Advisory fee payable .......................       56,913         194,282           598,807         415,731
 Distribution Plan expenses payable .........       10,479         129,184           469,197         233,851
 Due to related parties .....................           42               0            22,000          12,000
 Accrued expenses and other liabilities .....       79,543             989           337,613         180,939
---------------------------------------------- -----------    ------------    --------------    ------------
  Total liabilities .........................      219,881       5,292,752        21,401,458      15,853,432
---------------------------------------------- -----------    ------------    --------------    ------------
Net assets ..................................  $69,082,695    $320,565,064    $1,448,262,102    $982,121,418
============================================== ===========    ============    ==============    ============
Net assets represented by
 Paid-in capital ............................  $46,291,829    $212,852,976    $  950,277,740    $652,159,526
 Undistributed net investment income
  (accumulated net investment loss) .........     (281,639)     (1,086,240)       (4,553,025)       (158,699)
 Accumulated net realized gain on
  investments and foreign currency
  related transactions ......................    4,615,930      31,511,933       137,850,921      86,054,898
 Net unrealized appreciation of
  investments and foreign currency
  related transactions ......................   18,456,575      77,286,395       364,686,466     244,065,693
---------------------------------------------- -----------    ------------    --------------    ------------
  Total net assets ..........................  $69,082,695    $320,565,064    $1,448,262,102    $982,121,418
============================================== ===========    ============    ==============    ============
Net assets consists of
 Class A ....................................  $ 5,921,809    $179,361,601    $1,034,801,326    $824,652,814
 Class B ....................................    4,718,936     124,631,115       407,011,561     157,335,328
 Class C ....................................    3,721,119      16,566,218         5,653,585         133,276
 Class Y ....................................   54,720,831           6,130           795,630               -
---------------------------------------------- -----------    ------------    --------------    ------------
                                               $69,082,695    $320,565,064    $1,448,262,102    $982,121,418
============================================== ===========    ============    ==============    ============
Shares outstanding
 Class A ....................................      214,490       7,486,922       118,095,911      78,345,704
 Class B ....................................      175,297       5,486,066        46,522,202      14,966,162
 Class C ....................................      138,127         727,547           646,071          12,674
 Class Y ....................................    1,967,698             256            90,759               -
---------------------------------------------- -----------    ------------    --------------    ------------
Net asset value per share
 Class A ....................................  $     27.61    $      23.96    $         8.76    $      10.53
============================================== ===========    ============    ==============    ============
 Class A - Offering price (based on
  sales charge of 4.75%) ....................  $     28.99    $      25.15    $         9.20    $      11.06
============================================== ===========    ============    ==============    ============
 Class B ....................................  $     26.92    $      22.72    $         8.75    $      10.51
============================================== ===========    ============    ==============    ============
 Class C ....................................  $     26.94    $      22.77    $         8.75    $      10.52
============================================== ===========    ============    ==============    ============
 Class Y ....................................  $     27.81    $      23.97    $         8.77               -
============================================== ===========    ============    ==============    ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Domestic Growth Funds




                            Statements of Operations

                  Six Months Ended March 31, 1998 (Unaudited)


                                                       Aggressive                         Micro
                                                         Growth         Evergreen         Cap
                                                          Fund            Fund            Fund
                                                    --------------- ---------------- -------------
Investment income
 Dividends (net of foreign withholding taxes of
  $1,509, $648, $0, $0, $0 and $47,834,
  respectively) ...................................  $     165,077    $  6,770,606    $  204,532
 Interest .........................................         23,728       8,781,061         8,612
---------------------------------------------------  -------------    ------------    ----------
Total income ......................................        188,805      15,551,667       213,144
Expenses
 Advisory fee .....................................        713,403       8,340,563       296,776
 Distribution Plan expenses .......................        408,914       3,055,171        27,834
 Transfer agent fees ..............................        344,724       1,797,699        41,806
 Trustees fees ....................................         15,266          44,631         1,588
 Custodian fees ...................................         26,200         266,252        10,354
 Administrative service fees ......................         38,075               0             0
 Professional fees ................................         16,264          45,114        23,049
 Printing .........................................         44,100         499,457        30,953
 Registration fees ................................          4,785          55,796        33,844
 Amortization of organization expense .............          2,548               0             0
 Other ............................................          8,545          15,513        19,856
---------------------------------------------------  -------------    ------------    ----------
  Total expenses ..................................      1,622,824      14,120,196       486,060
 Less: Indirectly paid expenses ...................           (176)         (2,559)       (2,935)
---------------------------------------------------  -------------    ------------    ----------
  Net expenses ....................................      1,622,648      14,117,637       483,125
---------------------------------------------------  -------------    ------------    ----------
 Net investment income (loss) .....................     (1,433,843)      1,434,030      (269,981)
---------------------------------------------------  -------------    ------------    ----------
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions
 Net realized gain (loss) on:
  Investments .....................................     14,914,609      25,690,208     4,692,805
  Foreign currency related transactions ...........              0               0             0
---------------------------------------------------  -------------    ------------    ----------
 Net realized gain on investments and foreign
  currency related transactions ...................     14,914,609      25,690,208     4,692,805
---------------------------------------------------  -------------    ------------    ----------
 Net change in unrealized appreciation
  (depreciation) of investments and foreign
  currency related transactions ...................     (9,057,990)    204,130,251     1,111,468
---------------------------------------------------  -------------    ------------    ----------
 Net realized and unrealized gain on
  investments and foreign currency related
  transactions ....................................      5,856,619     229,820,459     5,804,273
---------------------------------------------------  -------------    ------------    ----------
 Net increase in net assets resulting from
  operations ......................................  $   4,422,776    $231,254,489    $5,534,292
===================================================  =============    ============    ==========



                                                                           Small          Strategic
                                                          Omega          Company           Growth
                                                          Fund         Growth Fund          Fund
                                                    --------------- ----------------- ---------------
Investment income
 Dividends (net of foreign withholding taxes of
  $1,509, $648, $0, $0, $0 and $47,834,
  respectively) ...................................  $  1,027,982    $     1,694,510   $  3,842,430
 Interest .........................................       298,038          1,938,506      1,477,826
---------------------------------------------------- ------------    ---------------   ------------
Total income ......................................     1,326,020          3,633,016      5,320,256
Expenses
 Advisory fee .....................................     1,071,249          3,442,352      2,409,615
 Distribution Plan expenses .......................       791,749          2,587,617      1,418,980
 Transfer agent fees ..............................       325,376          1,440,061        848,270
 Trustees fees ....................................         4,120             26,358         17,412
 Custodian fees ...................................        43,818            240,599        178,512
 Administrative service fees ......................        27,517            142,018         88,451
 Professional fees ................................        12,945             51,727         25,973
 Printing .........................................       105,183            131,407        134,729
 Registration fees ................................        19,180             62,664         23,089
 Amortization of organization expense .............             0                  0              0
 Other ............................................         9,030             52,311         36,363
---------------------------------------------------- ------------    ---------------   ------------
  Total expenses ..................................     2,410,167          8,177,114      5,181,394
 Less: Indirectly paid expenses ...................          (796)            (7,721)        (6,557)
---------------------------------------------------- ------------    ---------------   ------------
  Net expenses ....................................     2,409,371          8,169,393      5,174,837
---------------------------------------------------- ------------    ---------------   ------------
 Net investment income (loss) .....................    (1,083,351)        (4,536,377)       145,419
---------------------------------------------------- ------------    ---------------   ------------
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions
 Net realized gain (loss) on:
  Investments .....................................    41,833,216        158,575,256    118,433,855
  Foreign currency related transactions ...........             0               (493)       228,151
---------------------------------------------------- ------------    ---------------   ------------
 Net realized gain on investments and foreign
  currency related transactions ...................    41,833,216        158,574,763    118,662,006
---------------------------------------------------- ------------    ---------------   ------------
 Net change in unrealized appreciation
  (depreciation) of investments and foreign
  currency related transactions ...................     4,055,324       (131,342,345)      (605,792)
---------------------------------------------------- ------------    ---------------   ------------
 Net realized and unrealized gain on
  investments and foreign currency related
  transactions ....................................    45,888,540         27,232,418    118,056,214
---------------------------------------------------- ------------    ---------------   ------------
 Net increase in net assets resulting from
  operations ......................................  $ 44,805,189    $    22,696,041   $118,201,633
==================================================== ============    ===============   ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Domestic Growth Funds




                      Statements of Changes in Net Assets

                  Six Months Ended March 31, 1998 (Unaudited)


                                                Aggressive                             Micro
                                                 Growth            Evergreen           Cap
                                                  Fund               Fund              Fund
                                            ---------------- ------------------- ---------------
Operations
 Net investment income (loss) .............  $  (1,433,843)   $       1,434,030   $   (269,981)
 Net realized gain on investments and
  foreign currency related
  transactions ............................     14,914,609           25,690,208      4,692,805
 Net change in unrealized appreciation
  (depreciation) of investments and
  foreign currency related
  transactions ............................     (9,057,990)         204,130,251      1,111,468
-------------------------------------------  -------------    -----------------   ------------
  Net increase in net assets resulting
   from operations ........................      4,422,776          231,254,489      5,534,292
-------------------------------------------  -------------    -----------------   ------------
Distributions to shareholders
 From net investment income
  Class A .................................              0             (756,350)             0
  Class B .................................              0                    0              0
  Class Y .................................              0           (6,894,400)             0
 From net realized gain on investments
  and foreign currency related
  transactions
  Class A .................................     (6,090,321)          (3,670,523)      (142,183)
  Class B .................................     (1,515,887)         (11,529,535)      (114,702)
  Class C .................................       (134,112)            (199,185)       (57,650)
  Class Y .................................     (1,606,606)         (23,699,502)    (2,593,995)
-------------------------------------------  -------------    -----------------   ------------
  Total distributions to shareholders .....     (9,346,926)         (46,749,495)    (2,908,530)
-------------------------------------------  -------------    -----------------   ------------
Capital share transactions
 Proceeds from shares sold ................     29,456,167        1,185,754,807     18,839,496
 Payment for shares redeemed ..............    (62,333,251)      (1,033,937,663)    (9,651,827)
 Net asset value of shares issued in
  reinvestment of distributions ...........      8,139,251           40,832,191      2,124,920
 Shares issued in acquisition of
  Keystone Small Company Growth
  Fund II .................................              0                    0              0
-------------------------------------------  -------------    -----------------   ------------
  Net increase (decrease) in net
   assets resulting from capital share
   transactions ...........................    (24,737,833)         192,649,335     11,312,589
-------------------------------------------  -------------    -----------------   ------------
   Total increase (decrease) in net
    assets ................................    (29,661,983)         377,154,329     13,938,351
Net assets
 Beginning of period ......................    263,525,717        1,778,096,394     55,144,344
-------------------------------------------  -------------    -----------------   ------------
 End of period ............................  $ 233,863,734    $   2,155,250,723   $ 69,082,695
===========================================  =============    =================   ============
Undistributed net investment income
 (accumulated net investment loss) ........  $  (1,444,884)   $         567,538   $   (281,639)
===========================================  =============    =================   ============



                                                                     Small           Strategic
                                                   Omega           Company            Growth
                                                  Fund           Growth Fund           Fund
                                            ---------------- ------------------ -----------------
Operations
 Net investment income (loss) .............  $  (1,083,351)    $   (4,536,377)   $       145,419
 Net realized gain on investments and
  foreign currency related
  transactions ............................     41,833,216        158,574,763        118,662,006
 Net change in unrealized appreciation
  (depreciation) of investments and
  foreign currency related
  transactions ............................      4,055,324       (131,342,345)          (605,792)
-------------------------------------------- -------------     --------------    ---------------
  Net increase in net assets resulting
   from operations ........................     44,805,189         22,696,041        118,201,633
-------------------------------------------- -------------     --------------    ---------------
Distributions to shareholders
 From net investment income
  Class A .................................              0                  0                  0
  Class B .................................              0                  0         (1,289,169)
  Class Y .................................              0                  0                  0
 From net realized gain on investments
  and foreign currency related
  transactions
  Class A .................................    (14,940,773)                 0                  0
  Class B .................................    (10,805,705)      (124,537,167)      (113,103,093)
  Class C .................................     (1,549,758)                 0                  0
  Class Y .................................           (493)                 0                  0
-------------------------------------------- -------------     --------------    ---------------
  Total distributions to shareholders .....    (27,296,729)      (124,537,167)      (114,392,262)
-------------------------------------------- -------------     --------------    ---------------
Capital share transactions
 Proceeds from shares sold ................     20,153,834        292,899,083         32,907,571
 Payment for shares redeemed ..............    (31,661,208)      (427,194,274)       (76,128,595)
 Net asset value of shares issued in
  reinvestment of distributions ...........     25,295,380        105,065,592        101,552,338
 Shares issued in acquisition of
  Keystone Small Company Growth
  Fund II .................................              0         33,587,309                  0
-------------------------------------------- -------------     --------------    ---------------
  Net increase (decrease) in net
   assets resulting from capital share
   transactions ...........................     13,788,006          4,357,710         58,331,314
-------------------------------------------- -------------     --------------    ---------------
   Total increase (decrease) in net
    assets ................................     31,296,466        (97,483,416)        62,140,685
Net assets
 Beginning of period ......................    289,268,598      1,545,745,518        919,980,733
-------------------------------------------- -------------     --------------    ---------------
 End of period ............................  $ 320,565,064     $1,448,262,102    $   982,121,418
============================================ =============     ==============    ===============
Undistributed net investment income
 (accumulated net investment loss) ........  $  (1,086,240)    $   (4,553,025)   $      (158,699)
============================================ =============     ==============    ===============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Domestic Growth Funds




                      Statements of Changes in Net Assets

                         Year Ended September 30, 1997


                                             Aggressive                              Micro
                                              Growth            Evergreen            Cap
                                               Fund               Fund              Fund
                                         ---------------- ------------------- ----------------
Operations
 Net investment income (loss) ..........  $  (1,900,304)   $       7,514,387   $     (209,402)
 Net realized gain on investments
  and foreign currency related
  transactions .........................     12,171,177           36,805,817        3,640,708
 Net change in unrealized
  appreciation of investments and
  foreign currency related
  transactions .........................     16,257,433          388,053,134       16,316,906
----------------------------------------  -------------    -----------------   --------------
  Net increase in net assets
   resulting from operations ...........     26,528,306          432,373,338       19,748,212
----------------------------------------  -------------    -----------------   --------------
Distributions to shareholders
 From net investment income
  Class A ..............................              0             (454,970)               0
  Class Y ..............................              0           (5,485,239)               0
 From net realized gain on
  investments and foreign currency
  related transactions
  Class A ..............................              0           (2,174,311)               0
  Class B ..............................              0           (6,498,011)               0
  Class C ..............................              0             (143,970)               0
  Class Y ..............................              0          (18,647,833)               0
----------------------------------------  -------------    -----------------   --------------
  Total distributions to
   shareholders ........................              0          (33,404,334)               0
----------------------------------------  -------------    -----------------   --------------
Capital share transactions
 Proceeds from shares sold .............    109,161,502        1,988,694,819        7,828,678
 Payment for shares redeemed ...........    (99,552,842)      (1,825,979,211)     (14,445,981)
 Net asset value of shares issued in
  reinvestment of distributions ........              0           28,705,464                0
 Shares issued in acquisition of
  Keystone Mid-Cap Growth Fund
  (S-3) ................................              0                    0                0
 Shares issued in acquisition of
  Keystone America Hartwell
  Emerging Growth Fund .................     82,227,499                    0                0
----------------------------------------  -------------    -----------------   --------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions ..................     91,836,159          191,421,072       (6,617,303)
----------------------------------------  -------------    -----------------   --------------
   Total increase in net assets ........    118,364,465          590,390,076       13,130,909
Net assets
 Beginning of year .....................    145,161,252        1,187,706,318       42,013,435
----------------------------------------  -------------    -----------------   --------------
 End of year ...........................  $ 263,525,717    $   1,778,096,394   $   55,144,344
========================================  =============    =================   ==============
Undistributed net investment income
 (accumulated net investment loss) .....  $     (11,041)   $       6,784,258   $      (11,658)
========================================  =============    =================   ==============



                                                                    Small
                                                 Omega            Company           Strategic
                                               Fund***         Growth Fund**      Growth Fund*
                                         ------------------ ------------------ -----------------
Operations
 Net investment income (loss) ..........   $ (1,130,464)      $   (7,065,364)   $       655,106
 Net realized gain on investments
  and foreign currency related
  transactions .........................     17,255,823          110,149,243         80,803,578
 Net change in unrealized
  appreciation of investments and
  foreign currency related
  transactions .........................     35,276,768          184,561,753        105,055,036
-----------------------------------------  -------------      --------------    ---------------
  Net increase in net assets
   resulting from operations ...........     51,402,127          287,645,632        186,513,720
-----------------------------------------  -------------      --------------    ---------------
Distributions to shareholders
 From net investment income
  Class A ..............................              0                    0                  0
  Class Y ..............................              0                    0                  0
 From net realized gain on
  investments and foreign currency
  related transactions
  Class A ..............................     (6,112,342)                   0                  0
  Class B ..............................     (4,386,128)        (114,171,454)       (59,854,176)
  Class C ..............................       (657,041)                   0                  0
  Class Y ..............................               (1)                 0                  0
-----------------------------------------  ---------------    --------------    ---------------
  Total distributions to
   shareholders ........................    (11,155,512)        (114,171,454)       (59,854,176)
-----------------------------------------  --------------     --------------    ---------------
Capital share transactions
 Proceeds from shares sold .............     43,285,351          243,488,031        120,935,075
 Payment for shares redeemed ...........    (66,967,170)        (369,839,740)      (165,997,292)
 Net asset value of shares issued in
  reinvestment of distributions ........     10,330,073           91,854,430         53,539,767
 Shares issued in acquisition of
  Keystone Mid-Cap Growth Fund
  (S-3) ................................              0                    0        287,967,178
 Shares issued in acquisition of
  Keystone America Hartwell
  Emerging Growth Fund .................              0                    0                  0
-----------------------------------------  --------------     --------------    ---------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions ..................    (13,351,746)         (34,497,279)       296,444,728
-----------------------------------------  --------------     --------------    ---------------
   Total increase in net assets ........     26,894,869          138,976,899        423,104,272
Net assets
 Beginning of year .....................    262,373,729        1,406,768,619        496,876,461
-----------------------------------------  --------------     --------------    ---------------
 End of year ...........................   $289,268,598       $1,545,745,518    $   919,980,733
=========================================  ==============     ==============    ===============
Undistributed net investment income
 (accumulated net investment loss) .....   $     (2,889)      $      (16,648)   $       985,051
=========================================  ==============     ==============    ===============

* For the eleven-month period ended September 30, 1997. Effective September 30, 1997, the Fund changed its fiscal year end from October 31 to September 30.
** For the four-month period ended September 30, 1997. Effective September 30, 1997, the Fund changed its fiscal year end from May 31 to September 30.
*** For the nine-month period ended September 30, 1997. Effective September 30,
    1997, the Fund changed its fiscal year end from December 31 to September 30.



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Domestic Growth Funds




                      Statements of Changes in Net Assets

                                 Prior Periods


                                                                                              Omega
                                                                                             Fund***
                                                                                        ----------------
Operations
 Net investment loss .................................................................  $  (1,563,271)
 Net realized gain on investments and foreign currency related transactions ...........     35,051,903
 Net change in unrealized depreciation of investments and foreign currency related
  transactions ........................................................................     (8,092,996)
---------------------------------------------------------------------------------------  -------------
  Net increase (decrease) in net assets resulting from operations .....................     25,395,636
---------------------------------------------------------------------------------------  -------------
Distributions to shareholders
 From net investment income
  Class B .............................................................................              0
 From net realized gain on investments and foreign currency related transactions
  Class A .............................................................................    (15,011,932)
  Class B .............................................................................     (9,027,710)
  Class C .............................................................................     (1,879,136)
---------------------------------------------------------------------------------------  -------------
  Total distributions to shareholders ................................................    (25,918,778)
---------------------------------------------------------------------------------------  -------------
Capital share transactions
 Proceeds from shares sold ............................................................     68,666,813
 Payment for shares redeemed ..........................................................    (69,108,584)
 Net asset value of shares issued in reinvestment of distributions ....................     24,060,522
 Shares issued in acquisition of Keystone Hartwell Growth Fund ........................     18,599,730
---------------------------------------------------------------------------------------  -------------
  Net increase (decrease) in net assets resulting from capital share transactions .....     42,218,481
---------------------------------------------------------------------------------------  -------------
   Total increase (decrease) in net assets ............................................     41,695,339
Net assets
 Beginning of year ....................................................................    220,678,390
---------------------------------------------------------------------------------------  -------------
 End of year ..........................................................................  $ 262,373,729
=======================================================================================  =============
Undistributed net investment income (accumulated net investment loss) .................  $           0
=======================================================================================  =============



                                                                                                Small
                                                                                              Company            Strategic
                                                                                           Growth Fund**       Growth Fund*
                                                                                        ------------------- -----------------
Operations
 Net investment loss ..................................................................  $     (22,139,802)  $    (2,412,617)
 Net realized gain on investments and foreign currency related transactions ...........        117,982,561        70,337,618
 Net change in unrealized depreciation of investments and foreign currency related
  transactions ........................................................................       (279,047,661)       (7,283,970)
---------------------------------------------------------------------------------------- -----------------   ---------------
  Net increase (decrease) in net assets resulting from operations .....................       (183,204,902)       60,641,031
---------------------------------------------------------------------------------------- -----------------   ---------------
Distributions to shareholders
 From net investment income
  Class B .............................................................................                  0          (478,981)
 From net realized gain on investments and foreign currency related transactions
  Class A .............................................................................                  0                 0
  Class B .............................................................................       (200,508,632)      (22,079,862)
  Class C .............................................................................                  0                 0
---------------------------------------------------------------------------------------- -----------------   ---------------
  Total distributions to shareholders .................................................       (200,508,632)      (22,558,843)
---------------------------------------------------------------------------------------- -----------------   ---------------
Capital share transactions
 Proceeds from shares sold ............................................................      1,018,919,437        65,085,209
 Payment for shares redeemed ..........................................................     (1,402,606,782)     (118,085,204)
 Net asset value of shares issued in reinvestment of distributions ....................        168,366,921        20,184,450
 Shares issued in acquisition of Keystone Hartwell Growth Fund ........................                  0                 0
---------------------------------------------------------------------------------------- -----------------   ---------------
  Net increase (decrease) in net assets resulting from capital share transactions .....       (215,320,424)      (32,815,545)
---------------------------------------------------------------------------------------- -----------------   ---------------
   Total increase (decrease) in net assets ............................................       (599,033,958)        5,266,643
Net assets
 Beginning of year ...................................................................      2,005,802,577       491,609,818
---------------------------------------------------------------------------------------- -----------------   ---------------
 End of year ..........................................................................  $   1,406,768,619   $   496,876,461
======================================================================================== =================   ===============
Undistributed net investment income (accumulated net investment loss) .................  $          (7,516)  $        85,978
======================================================================================== =================   ===============

*   For the year ended October 31, 1996.
**  For the year ended May 31, 1997.
*** For the year ended December 31, 1996.





                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION


The Evergreen Domestic Growth Funds consist of Evergreen Aggressive Growth Fund ("Aggressive Growth"), Evergreen Fund ("Evergreen"), Evergreen Micro Cap Fund ("Micro Cap"), Evergreen Omega Fund ("Omega"), Evergreen Small Company Growth Fund (formerly, Keystone Small Company Growth Fund (S-4)) ("Small Company Growth") and Evergreen Strategic Growth (formerly, Keystone Strategic Growth Fund (K-2)) ("Strategic Growth"), each of which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each Fund is a series of the Evergreen Equity Trust, a Delaware business Trust organized on September 18, 1997. Formerly, Aggressive Growth, Evergreen, Omega, Small Company Growth and Strategic Growth were organized as either a Massachusetts Business Trust or a series of a Massachusetts Business Trust. Micro Cap was a Maryland Corporation organized in 1983. Aggressive Growth, Evergreen, Micro Cap, Omega, Small Company Growth and Strategic Growth are collectively referred to herein as the "Funds".

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates. Currently, Strategic Growth does not offer Class Y shares.


2. ACQUISITION INFORMATION

Effective on the close of business on August 14, 1997, Aggressive Growth acquired the net assets of Keystone America Hartwell Emerging Growth Fund, an open-end management investment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a non-taxable exchange for 3,462,126, 287,735, and 87,678 Class A, Class B and Class C shares, respectively, of Aggressive Growth. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $26,393,360. The aggregate net assets of Aggressive Growth immediately after the acquisition were $245,798,619.

On April 25, 1996, Omega acquired the net assets of Keystone Hartwell Growth Fund, an open-end management investment company registered under the 1940 Act in an exchange of Class A, Class B and Class C shares. The net assets of Keystone Hartwell Growth Fund were exchanged through a nontaxable exchange for 910,037, 66,754 and 25,665 Class A, Class B and Class C shares, respectively, of Omega. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $7,665,038. The aggregate net assets of Omega immediately after the acquisition were $255,527,188.

Effective at the close of business on January 2, 1998, Small Company Growth acquired the net assets of Keystone Small Company Growth Fund II, an open-end management investment company registered under the 1940 Act in an exchange of shares. The net assets were exchanged through a non-taxable exchange for 825,086, 1,836,073, 504,702 and 63,994 Class A, Class B, Class C and Class Y
shares, respectively, of Small Company Growth. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $490,029. The aggregate net assets of Small Company Growth immediately after the acquisition were $1,340,337,418.


3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
The Funds value securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Funds value securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. U.S. government obligations held by the Funds are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities, and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods

         Combined Notes to Financial Statements (Unaudited) (continued)

based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service ,including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, Omega, Small Company Growth and Strategic Growth, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include: foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. Such gains and losses are included in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

D. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable. Capital gains realized on some foreign securities may be subject to foreign taxes and are accrued as applicable.

F. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

G. Distributions
Distributions from net investment income for the Funds are declared and paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

         Combined Notes to Financial Statements (Unaudited) (continued)

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatments for realized gains from foreign currency related transactions and certain distributions received from real estate investment trusts.

H. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

I. Organization Expenses
Organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.


4. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y, except for Strategic Growth, which does not currently offer Class Y shares. Transactions in shares of the Funds were as follows:

         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
AGGRESSIVE GROWTH



                                                                 Six Months Ended                    Year Ended
                                                                  March 31, 1998                 September 30, 1997
                                                         -------------------------------- --------------------------------
                                                              Shares          Amount           Shares          Amount
                                                         --------------- ---------------- --------------- ----------------
Class A
Shares sold ............................................       590,957    $  12,972,905       2,422,549    $  47,560,544
Shares redeemed ........................................    (1,453,165)     (31,917,265)     (3,066,636)     (61,339,895)
Shares issued on reinvestment of distributions .........       256,170        5,566,568               0                0
Shares issued in acquisition of Hartwell
 Emerging Growth Fund ..................................             0                0       3,462,126       74,280,008
-------------------------------------------------------- -------------   --------------   -------------   --------------
Net increase (decrease) ................................      (606,038)     (13,377,792)      2,818,039       60,500,657
-------------------------------------------------------- -------------   --------------   -------------   --------------
Class B
Shares sold ............................................       189,526        4,095,824         816,050       16,534,301
Shares redeemed ........................................      (267,383)      (5,665,037)       (363,564)      (7,410,013)
Shares issued on reinvestment of distributions .........        69,204        1,481,660
Shares issued in acquisition of Hartwell
 Emerging Growth Fund ..................................             0                0         287,735        6,092,951
-------------------------------------------------------- -------------   --------------   -------------   --------------
Net increase (decrease) ................................        (8,653)         (87,553)        740,221       15,217,239
-------------------------------------------------------- -------------   --------------   -------------   --------------
Class C
Shares sold ............................................       123,286        2,583,846         147,478        2,974,904
Shares redeemed ........................................      (136,462)      (2,913,533)       (110,246)      (2,231,375)
Shares issued on reinvestment of distributions .........         6,094          130,354
Shares issued in acquisition of Hartwell
 Emerging Growth Fund ..................................             0                0          87,678        1,854,540
-------------------------------------------------------- -------------   --------------   -------------   --------------
Net increase (decrease) ................................        (7,082)        (199,333)        124,910        2,598,069
-------------------------------------------------------- -------------   --------------   -------------   --------------
Class Y
Shares sold ............................................       455,957        9,803,592       2,044,325       42,091,753
Shares redeemed ........................................    (1,007,725)     (21,837,416)     (1,390,494)     (28,571,559)
Shares issued on reinvestment of distributions .........        44,007          960,669               0                0
-------------------------------------------------------- -------------   --------------   -------------   --------------
Net increase (decrease) ................................      (507,761)     (11,073,155)        653,831       13,520,194
======================================================== =============   ==============   =============   ==============
Net increase (decrease) ................................    (1,129,534)   $ (24,737,833)      4,337,001    $  91,836,159
======================================================== =============   ==============   =============   ==============

--------------------------------------------------------------------------------
EVERGREEN FUND



                                                                 Six Months Ended                      Year Ended
                                                                  March 31, 1998                   September 30, 1997
                                                         --------------------------------- -----------------------------------
                                                              Shares           Amount           Shares            Amount
                                                         --------------- ----------------- --------------- -------------------
Class A
Shares sold ............................................     8,793,444    $  205,138,298      10,240,806    $    201,289,910
Shares redeemed ........................................    (7,302,378)     (170,138,469)     (8,297,731)       (163,949,566)
Shares issued on reinvestment of distributions .........       197,283         4,385,608         141,874           2,555,157
-------------------------------------------------------- -------------    --------------   -------------   -----------------
Net increase ...........................................     1,688,349        39,385,437       2,084,949          39,895,501
-------------------------------------------------------- -------------    --------------   -------------   -----------------
Class B
Shares sold ............................................     5,791,196       134,053,635       9,332,781         179,140,600
Shares redeemed ........................................    (1,745,783)      (40,283,192)     (2,027,269)        (39,748,674)
Shares issued on reinvestment of distributions .........       516,492        11,383,489         359,029           6,426,786
-------------------------------------------------------- -------------    --------------   -------------   -----------------
Net increase ...........................................     4,561,905       105,153,932       7,664,541         145,818,712
-------------------------------------------------------- -------------    --------------   -------------   -----------------
Class C
Shares sold ............................................       175,464          4.055,320        166,021           3,177,817
Shares redeemed ........................................       (37,092)         (850,601)       (123,428)         (2,398,358)
Shares issued on reinvestment of distributions .........         8,349           183,677           7,595             135,795
-------------------------------------------------------- -------------    ---------------  -------------   -----------------
Net increase ...........................................       146,721         3,388,396          50,188             915,254
-------------------------------------------------------- -------------    ---------------  -------------   -----------------
Class Y
Shares sold ............................................    36,298,302       842,507,555      82,859,843       1,605,086,492
Shares redeemed ........................................   (35,418,726)     (822,665,401)    (83,538,658)     (1,619,882,613)
Shares issued on reinvestment of distributions .........     1,115,169        24,879,416       1,085,192          19,587,726
-------------------------------------------------------- -------------    ---------------  -------------   -----------------
Net increase ...........................................     1,994,745        44,721,570         406,377           4,791,605
======================================================== =============    ===============  =============   =================
Net increase ...........................................     8,391,720    $  192,649,335      10,206,055    $    191,421,072
======================================================== =============    ===============  =============   =================

--------------------------------------------------------------------------------
MICRO CAP



                                                                  Six Months Ended                     Year Ended
                                                                   March 31, 1998                  September 30, 1997
                                                           -------------------------------   ------------------------------
                                                               Shares           Amount          Shares           Amount
                                                           -------------   ---------------   ------------   ---------------
Class A
Shares sold ............................................       281,173      $  7,456,988        115,021      $   2,520,780
Shares redeemed ........................................      (163,462)       (4,335,246)       (75,840)        (1,765,373)
Shares issued on reinvestment of distributions .........         5,408           138,923              0                  0
---------------------------------------------------------  -----------     -------------     ----------     --------------
Net increase ...........................................       123,119         3,260,665         39,181            755,407
---------------------------------------------------------  -----------     -------------     ----------     --------------
Class B
Shares sold ............................................       113,015         2,902,230         16,193            358,523
Shares redeemed ........................................        (7,708)         (200,067)       (36,249)          (699,297)
Shares issued on reinvestment of distributions .........         4,452           111,788              0                  0
---------------------------------------------------------  -----------     -------------     ----------     --------------
Net increase (decrease) ................................       109,759         2,813,951        (20,056)          (340,774)
---------------------------------------------------------  -----------     -------------     ----------     --------------
Class C
Shares sold ............................................       139,168         3,594,481          8,543            214,527
Shares redeemed ........................................       (13,224)         (345,702)          (152)            (3,237)
Shares issued on reinvestment of distributions .........         2,222            55,851              0                  0
---------------------------------------------------------  -----------     -------------     ----------     --------------
Net increase ...........................................       128,166         3,304,630          8,391            211,290
---------------------------------------------------------  -----------     -------------     ----------     --------------
Class Y
Shares sold ............................................       184,825         4,885,797        216,277          4,734,848
Shares redeemed ........................................      (178,344)       (4,770,812)      (609,034)       (11,978,074)
Shares issued on reinvestment of distributions .........        70,343         1,818,358              0                  0
---------------------------------------------------------  -----------     -------------     ----------     --------------
Net increase (decrease) ................................        76,824         1,933,343       (392,757)        (7,243,226)
=========================================================  ===========     =============     ==========     ==============
Net increase (decrease) ................................       437,868      $ 11,312,589       (365,241)     $  (6,617,303)
=========================================================  ===========     =============     ==========     ==============

         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
OMEGA



                                                Six Months Ended               Nine Months Ended
                                                 March 31,1998                September 30, 1997*
                                         ------------------------------ --------------------------------
                                             Shares         Amount           Shares          Amount
                                         ------------- ---------------- --------------- ----------------
Class A
Shares sold ............................     518,105    $   11,513,312        764,570    $  14,997,288
Shares redeemed ........................    (860,994)      (18,993,514)    (1,812,460)     (35,414,920)
Shares issued on reinvestment of
 distributions .........................     652,599        13,593,635        292,502        5,545,839
Shares issued in acquisition of Hartwell
 Growth Fund ...........................           0                 0              0                0
---------------------------------------- -----------   ---------------  -------------   --------------
Net increase (decrease) ................     309,710         6,113,433       (755,388)     (14,871,793)
---------------------------------------- -----------   ---------------  -------------   --------------
Class B
Shares sold ............................     353,738         7,406,039      1,361,525       25,967,636
Shares redeemed ........................    (466,961)       (9,674,282)    (1,280,735)     (24,835,178)
Shares issued on reinvestment of
 distributions .........................     515,277        10,207,810        227,976        4,149,157
Shares issued in acquisition of Hartwell
 Growth Fund ...........................           0                 0              0                0
---------------------------------------- -----------   ---------------  -------------   --------------
Net increase ...........................     402,054         7,939,357        308,766        5,281,615
---------------------------------------- -----------   ---------------  -------------   --------------
Class C
Shares sold ............................      59,792         1,234,483        121,875        2,315,406
Shares redeemed ........................    (146,402)       (2,993,402)      (352,354)      (6,717,072)
Shares issued on reinvestment of
 distributions .........................      75,246         1,493,641         34,837          635,076
Shares issued in acquisition of Hartwell
 Growth Fund ...........................           0                 0              0                0
---------------------------------------- -----------   ---------------  -------------   --------------
Net increase (decrease) ................     (11,364)         (265,278)      (195,642)      (3,766,590)
---------------------------------------- -----------   ---------------  -------------   --------------
Class Y**
Shares sold ............................           0                 0            232            5,021
Shares issued on reinvestment of
 distributions .........................          24               494              0                1
---------------------------------------- -----------   ---------------  -------------   --------------
Net increase ...........................          24               494            232            5,022
======================================== ===========   ===============  =============   ==============
Net increase (decrease) ................     700,424    $   13,788,006       (642,032)   $ (13,351,746)
======================================== ===========   ===============  =============   ==============



                                                    Year Ended
                                                December 31, 1996
                                         --------------------------------
                                              Shares          Account
                                         --------------- ----------------
Class A
Shares sold ............................     1,759,793    $   33,571,953
Shares redeemed ........................    (2,381,626)      (44,999,521)
Shares issued on reinvestment of
 distributions .........................       736,752        13,822,516
Shares issued in acquisition of Hartwell
 Growth Fund ...........................       910,037        16,929,242
------------------------------------------------------   ---------------
Net increase (decrease) ................     1,024,956        19,324,190
------------------------------------------------------   ---------------
Class B
Shares sold ............................     1,552,928        28,806,348
Shares redeemed ........................    (1,062,059)      (19,500,081)
Shares issued on reinvestment of
 distributions .........................       466,572         8,494,665
Shares issued in acquisition of Hartwell
 Growth Fund ...........................        66,754         1,206,044
------------------------------------------------------   ---------------
Net increase ...........................     1,024,195        19,006,976
------------------------------------------------------   ---------------
Class C
Shares sold ............................       336,661         6,288,512
Shares redeemed ........................      (253,439)       (4,608,982)
Shares issued on reinvestment of
 distributions .........................        95,593         1,743,341
Shares issued in acquisition of Hartwell
 Growth Fund ...........................        25,665           464,444
------------------------------------------------------   ---------------
Net increase (decrease) ................       204,480         3,887,315
------------------------------------------------------   ---------------
Class Y**
Shares sold ............................             0                 0
Shares issued on reinvestment of
 distributions .........................             0                 0
------------------------------------------------------   ---------------
Net increase ...........................             0                 0
======================================================   ===============
Net increase (decrease) ................     2,253,631    $   42,218,481
======================================================   ===============

* The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 1997.
** Omega Fund, Class Y commenced operations on July 23, 1997.

         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
SMALL COMPANY GROWTH



                                                      Six Months Ended                  Four Months Ended
                                                       March 31, 1998                  September 30, 1997*
                                             ---------------------------------- ----------------------------------
                                                  Shares            Amount           Shares            Amount
                                             ---------------- ----------------- ---------------- -----------------
Class A
Shares sold ................................      9,162,634    $    76,064,503               0                 0
Automatic conversion of Class B
 shares to Class A shares ..................    124,181,726        962,424,518               0                 0
Shares redeemed ............................    (16,371,535)      (136,786,094)              0                 0
Shares issued in acquisition of Keystone
 Small Company Growth Fund II ..............      1,123,086          8,684,926               0                 0
-------------------------------------------- --------------   ----------------  --------------   ---------------
Net increase ...............................    118,095,911        910,387,853               0                 0
-------------------------------------------- --------------   ----------------  --------------   ---------------
Class B
Shares sold ................................     25,656,880        216,420,010      27,990,885    $  243,488,031
Automatic conversion of Class B shares to
 Class A shares ............................   (124,181,726)      (962,424,518)              0                 0
Shares redeemed ............................    (34,169,410)      (289,770,962)    (42,215,378)     (369,839,740)
Shares issued on reinvestment of
 distributions .............................     13,003,167        105,065,592      11,242,892        91,854,430
Shares issued in acquisition of Keystone
 Small Company Growth Fund II ..............      2,456,961         18,998,994               0                 0
-------------------------------------------- --------------   ----------------  --------------   ---------------
Net decrease ...............................   (117,234,128)      (911,710,884)     (2,981,601)      (34,497,279)
-------------------------------------------- --------------   ----------------  --------------   ---------------
Class C
Shares sold ................................         26,425            221,257               0                 0
Shares redeemed ............................        (56,070)          (469,194)              0                 0
Shares issued in acquisition of Keystone
 Small Company Growth Fund II ..............        675,716          5,225,388               0                 0
-------------------------------------------- --------------   ----------------  --------------   ---------------
Net increase ...............................        646,071          4,977,451               0                 0
-------------------------------------------- --------------   ----------------  --------------   ---------------
Class Y
Shares sold ................................         23,290            193,313               0                 0
Shares redeemed ............................        (20,207)          (168,024)              0                 0
Shares issued in acquisition of Keystone
 Small Company Growth Fund II ..............         87,676            678,001               0                 0
-------------------------------------------- --------------   ----------------  --------------   ---------------
Net increase ...............................         90,759            703,290               0                 0
============================================ ==============   ================  ==============   ===============
Net increase (decrease) ....................      1,598,613    $     4,357,710      (2,981,601)   $  (34,497,279)
============================================ ==============   ================  ==============   ===============



                                                          Year Ended
                                                         May 31, 1997
                                             -------------------------------------
                                                   Shares             Amount
                                             ----------------- -------------------
Class A
Shares sold ................................               0                    0
Automatic conversion of Class B
 shares to Class A shares ..................               0                    0
Shares redeemed ............................               0                    0
Shares issued in acquisition of Keystone
 Small Company Growth Fund II ..............               0                    0
------------------------------------------------------------   ------------------
Net increase ...............................               0                    0
------------------------------------------------------------   ------------------
Class B
Shares sold ................................     121,645,715    $   1,018,919,437
Automatic conversion of Class B shares to
 Class A shares ............................               0                    0
Shares redeemed ............................    (168,659,715)      (1,402,606,782)
Shares issued on reinvestment of
 distributions .............................      19,925,079          168,366,921
Shares issued in acquisition of Keystone
 Small Company Growth Fund II ..............               0                    0
------------------------------------------------------------   ------------------
Net decrease ...............................     (27,088,921)        (215,320,424)
------------------------------------------------------------   ------------------
Class C
Shares sold ................................               0                    0
Shares redeemed ............................               0                    0
Shares issued in acquisition of Keystone
 Small Company Growth Fund II ..............               0                    0
------------------------------------------------------------   ------------------
Net increase ...............................               0                    0
------------------------------------------------------------   ------------------
Class Y
Shares sold ................................               0                    0
Shares redeemed ............................               0                    0
Shares issued in acquisition of Keystone
 Small Company Growth Fund II ..............               0                    0
------------------------------------------------------------   ------------------
Net increase ...............................               0                    0
============================================================   ==================
Net increase (decrease) ....................     (27,088,921)   $    (215,320,424)
============================================================   ==================

* The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1997.

         Combined Notes to Financial Statements (Unaudited) (continued)

--------------------------------------------------------------------------------
STRATEGIC GROWTH



                                                     Six Months Ended                 Eleven Months Ended
                                                      March 31, 1998                  September 30, 1997*
                                             --------------------------------- ----------------------------------
                                                  Shares           Amount           Shares            Amount
                                             --------------- ----------------- ---------------- -----------------
Class A
Shares sold ................................       434,781    $     4,202,496               0                  0
Automatic conversion of Class B shares to
 Class A shares ............................    80,710,264        735,774,137               0                  0
Shares redeemed ............................    (2,799,341)       (27,414,462)              0                  0
-------------------------------------------- -------------   ----------------  --------------   ----------------
Net increase ...............................    78,345,704        712,562,171               0                  0
-------------------------------------------- -------------   ----------------  --------------   ----------------
Class B
Shares sold ................................     2,942,672         28,577,953      13,375,436    $   120,935,075
Automatic conversion of Class B shares to
 Class A shares ............................   (80,710,264)      (735,774,137)              0                  0
Shares redeemed ............................    (5,027,261)       (48,713,833)    (18,734,530)      (165,997,292)
Shares issued on reinvestment of
 distributions .............................    11,014,353        101,552,338       6,585,457         53,539,767
Shares issued in acquisition of Keystone Mid
 Cap Growth Fund (S-3) .....................             0                  0      28,278,170        287,967,178
-------------------------------------------- -------------   ----------------  --------------   ----------------
Net increase (decrease) ....................   (71,780,500)      (654,357,679)     29,504,533        296,444,728
-------------------------------------------- -------------   ----------------  --------------   ----------------
Class C
Shares sold ................................        12,703            127,122               0                  0
Shares redeemed ............................           (29)              (300)              0                  0
-------------------------------------------- -------------   ----------------  --------------   ----------------
Net increase ...............................        12,674            126,822               0                  0
============================================ =============   ================  ==============   ================
Net increase (decrease) ....................     6,577,878    $    58,331,314      29,504,533    $   296,444,728
============================================ =============   ================  ==============   ================



                                                         Year Ended
                                                      October 31, 1996
                                             ----------------------------------
                                                  Shares            Amount
                                             ---------------- -----------------
Class A
Shares sold ................................              0                 0
Automatic conversion of Class B shares to
 Class A shares ............................              0                 0
Shares redeemed ............................              0                 0
-----------------------------------------------------------   ---------------
Net increase ...............................              0                 0
-----------------------------------------------------------   ---------------
Class B
Shares sold ................................      8,012,349    $   65,085,209
Automatic conversion of Class B shares to
 Class A shares ............................              0                 0
Shares redeemed ............................    (14,456,998)     (118,085,204)
Shares issued on reinvestment of
 distributions .............................      2,591,072        20,184,450
Shares issued in acquisition of Keystone Mid
 Cap Growth Fund (S-3) .....................              0                 0
-----------------------------------------------------------   ---------------
Net increase (decrease) ....................     (3,853,577)      (32,815,545)
-----------------------------------------------------------   ---------------
Class C
Shares sold ................................              0                 0
Shares redeemed ............................              0                 0
-----------------------------------------------------------   ---------------
Net increase ...............................              0                 0
===========================================================   ===============
Net increase (decrease) ....................     (3,853,577)   $  (32,815,545)
===========================================================   ===============

* The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 1997.


5. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, were as follows for the six-months ended March 31, 1998:


                                          Cost of       Proceeds
                                         Purchases     from Sales
                                      -------------- --------------
       Aggressive Growth ............  $ 36,206,776   $ 73,205,971
       Evergreen ....................   126,237,589     66,728,721
       Micro Cap ....................    21,230,649     14,273,823
       Omega ........................   212,874,633    222,221,877
       Small Company Growth .........   558,310,578    787,905,083
       Strategic Growth .............   592,544,947    644,980,004

6. DISTRIBUTION PLANS


Evergreen Distributor, Inc. (formerly, Evergreen Keystone Distributor, Inc.) ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the Class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly.

With respect to Class B and Class C shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

         Combined Notes to Financial Statements (Unaudited) (continued)

During the six-months ended March 31, 1998, amounts paid to EDI and/or predecessor pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:


                                   Class A      Class B     Class C
                                 ----------- ------------ ----------
  Aggressive Growth ............  $196,590    $  194,414   $17,910
  Evergreen ....................   221,536     2,782,731    50,904
  Micro Cap ....................     4,149        14,103     9,582
  Omega ........................   153,598       560,048    78,103
  Small Company Growth .........   494,175     2,083,610     9,832
  Strategic Growth .............   379,865     1,039,028        87

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, for Omega, Small Company Growth and Strategic Growth, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EDI and/or its predecessor may continue as compensation for services that had been provided while the Distribution Plan was in effect.

Contingent deferred sales charges paid by redeeming shareholders are paid to EDI or its predecessor.


7. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND OTHER AFFILIATED
TRANSACTIONS

The Capital Management Group of First Union ("CMG"), the investment advisor for Aggressive Growth, is entitled to an annual fee of .60 of 1% of the average daily net assets, pursuant to the Fund's investment advisory agreement.

Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, is the investment advisor for Evergreen and Micro Cap. The management fee paid to Evergreen Asset is determined by applying percentage rates starting at 1.00% and declining to 0.80% per annum as net assets increase, to the average daily net assets, pursuant to the Fund's investment advisory agreement.

Keystone, a subsidiary of First Union, is the investment advisor for Omega, Small Company Growth and Strategic Growth. For Omega, the management fee paid to Keystone is determined by applying percentage rates starting at 0.75% and declining to 0.50% per annum as net assets increase, to the average daily net asset value of the Fund. For Small Company Growth and Strategic Growth, the management fee paid to Keystone is determined by applying percentage rates starting at 0.70% and declining to 0.35% per annum as net assets increase, to the average daily net asset value of the Fund.

Evergreen Investment Services ("EIS")(formerly Evergreen Keystone Investment Services, Inc.), a subsidiary of First Union, is the administrator and BISYS Fund Services is sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS Fund Services provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to .004% per annum as net assets increase, to the average daily net asset value of the Fund. For Evergreen, Micro Cap, Omega, Small Company Growth and Strategic Growth the administration and sub-administration fee is paid by their respective investment advisor and is not a Fund expense. For the six months ended March 31, 1998, Aggressive Growth paid administrative fees of $31,202.

Lieber & Company, an affiliate of First Union, is the investment sub-adviser to Evergreen, and Micro Cap and also provides brokerage services with respect to substantially all security transactions of these Funds effected on the New York or American Stock Exchanges. For the six-months ended March 31, 1998, Evergreen and Micro Cap incurred $138,943 and $26,123 respectively, in brokerage commissions with Lieber & Company. Lieber & Company is reimbursed by Evergreen Asset, at no additional expense to the Fund, for its cost of providing investment advisory services.

         Combined Notes to Financial Statements (Unaudited) (continued)

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company, Inc.), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.


8. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of March 31, 1998, the value of the Trustees deferral account for Aggressive Growth, Evergreen, Micro Cap, Omega, Small Company Growth and Strategic Growth were $13,186, $82,575, $12,231, $4,712, $30,402 and
$19,075, respectively.


10. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street Bank & Trust ("State Street") and a group of Banks (the "Banks") became effective. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds. State Street served as agent for the Banks, and as agent was entitled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union provided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of Banks became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the six months ended March 31, 1998, Aggressive Growth, Evergreen, Omega, Small Company Growth and Strategic Growth had no significant borrowings under these agreements. Micro Cap had borrowings outstanding for 79 days under its line of credit and incurred $16,725 in interest charges related to these borrowings which is included in other expenses. Micro Cap's average amount of debt outstanding during the six months was $515,027 at a weighted average interest rate of 6.513%.

ADDITIONAL INFORMATION (Unaudited)

On December 15, 1997, a special meeting of shareholders for Aggressive Growth, Evergreen, Micro Cap, Omega, and Strategic Growth was held to consider a number of proposals and had the following shares represented at the meeting. On October 16, 1997, the record date for the meeting the Funds had the following shares outstanding:


                                                                                 Aggressive
                                                                                   Growth        Evergreen
                                                                               -------------- --------------
  Record date shares outstanding .............................................   11,078,025     75,531,877
  Shares represented at meeting ..............................................    5,966,387     46,177,059
  Percentage of record date shares represented at meeting ....................         53.9%          61.1%
The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of each Fund as a series of the Evergreen Equity Trust, a Delaware business trust:
      Shares voted "For" .....................................................    5,538,713     43,274,638
      Shares voted "Against" ................................................      134,393        845,072
      Shares voted "Abstain" .................................................      293,281      2,057,349
      Proposal 2 - Reclassification as non-fundamental of the
       investment objective currently classified as fundamental:
      Shares voted "For" .....................................................    5,446,135     42,449,481
      Shares voted "Against" .................................................      197,999      1,557,400
      Shares voted "Abstain" .................................................      322,253      2,170,178
      Proposal 3 - Changes to Fundamental investment restrictions:
      Proposal 3A - To amend the Fundamental restriction concerning diversi-
       fication of investments:
      Shares voted "For" .....................................................    5,448,919     42,566,787
      Shares voted "Against" ................................................      165,629      1,374,856
      Shares voted "Abstain" .................................................      351,839      2,235,416
      Proposal 3B - To amend the Fundamental restriction concerning concentration of a Fund's assets in a particular industry:
      Shares voted "For" .....................................................    5,448,984     42,604,245
      Shares voted "Against" ................................................      165,564      1,337,398
      Shares voted "Abstain" .................................................      351,839      2,235,416
      Proposal 3C - To amend the Fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" .....................................................    5,449,332     42,563,194
      Shares voted "Against" .................................................      165,216      1,378,449
      Shares voted "Abstain" .................................................      351,839      2,235,416
      Proposal 3D - To amend the Fundamental restriction concerning borrowing:
      Shares voted "For" .....................................................    5,448,636     42,585,625
      Shares voted "Against" .................................................      165,912      1,356,018
      Shares voted "Abstain" ................................................      351,839      2,235,416
      Proposal 3E - To amend the Fundamental restriction concerning underwriting:
      Shares voted "For" .....................................................    5,449,185     42,603,388
      Shares voted "Against" .................................................      165,363      1,338,255
      Shares voted "Abstain" ................................................      351,839      2,235,416
      Proposal 3F - To amend the Fundamental restriction concerning investments in Real Estate:
      Shares voted "For" .....................................................    5,448,795     42,595,886
      Shares voted "Against" .................................................      165,753      1,345,757
      Shares voted "Abstain" .................................................      351,839      2,235,416
      Proposal 3G - To amend the Fundamental restriction concerning commodities:
      Shares voted "For" .....................................................    5,447,889     42,580,722
      Shares voted "Against" .................................................      166,173      1,360,921
      Shares voted "Abstain" .................................................      352,325      2,235,416
      Proposal 3H - To amend the Fundamental restriction concerning lending:
      Shares voted "For" .....................................................    5,449,124     42,549,411
      Shares voted "Against" .................................................      165,424      1,392,232
      Shares voted "Abstain" .................................................      351,839      2,235,416



                                                                                   Micro                       Strategic
                                                                                    Cap           Omega         Growth
                                                                               ------------- -------------- --------------
  Record date shares outstanding .............................................   2,056,502     12,949,287     86,442,786
  Shares represented at meeting ..............................................   1,464,068      7,506,720     53,965,593
  Percentage of record date shares represented at meeting ....................        71.2%          58.0%          62.4%
The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of each Fund as a series of the Evergreen Equity Trust, a Delaware business trust:
      Shares voted "For" .....................................................   1,424,176      6,849,189     49,891,028
      Shares voted "Against" .................................................      12,525        169,195      1,127,011
      Shares voted "Abstain" .................................................      27,367        488,336      2,947,554
      Proposal 2 - Reclassification as non-fundamental of the
       investment objective currently classified as fundamental:
      Shares voted "For" .....................................................   1,413,698              -     48,772,836
      Shares voted "Against" .................................................      23,885              -      1,842,439
      Shares voted "Abstain" .................................................      26,485              -      3,350,318
      Proposal 3 - Changes to Fundamental investment restrictions:
      Proposal 3A - To amend the Fundamental restriction concerning diversi-
       fication of investments:
      Shares voted "For" .....................................................   1,413,357      6,702,160     48,505,851
      Shares voted "Against" .................................................      23,898        199,854      1,575,545
      Shares voted "Abstain" .................................................      26,813        604,706      3,884,197
      Proposal 3B - To amend the Fundamental restriction concerning concentration of a Fund's assets in a particular industry:
      Shares voted "For" .....................................................   1,412,945      6,706,423     48,502,849
      Shares voted "Against" .................................................      24,310        198,696      1,589,100
      Shares voted "Abstain" ................................................      26,813        601,601      3,873,644
      Proposal 3C - To amend the Fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" .....................................................   1,412,905      6,704,874     48,490,761
      Shares voted "Against" .................................................      24,350        200,245      1,589,842
      Shares voted "Abstain" .................................................      26,813        601,601      3,884,990
      Proposal 3D - To amend the Fundamental restriction concerning borrowing:
      Shares voted "For" .....................................................   1,412,317      6,703,809     48,477,894
      Shares voted "Against" .................................................      24,938        201,310      1,602,709
      Shares voted "Abstain" ................................................      26,813        601,601      3,884,990
      Proposal 3E - To amend the Fundamental restriction concerning underwriting:
      Shares voted "For" .....................................................   1,412,768      6,705,626     48,480,533
      Shares voted "Against" .................................................      24,487        199,493      1,600,070
      Shares voted "Abstain" ................................................      26,813        601,601      3,884,990
      Proposal 3F - To amend the Fundamental restriction concerning investments in Real Estate:
      Shares voted "For" .....................................................   1,412,768      6,702,717     48,484,385
      Shares voted "Against" .................................................      24,487        202,402      1,596,218
      Shares voted "Abstain" .................................................      26,813        601,601      3,884,990
      Proposal 3G - To amend the Fundamental restriction concerning commodities:
      Shares voted "For" .....................................................   1,412,768      6,704,954     48,471,907
      Shares voted "Against" .................................................      24,487        200,695      1,608,696
      Shares voted "Abstain" ................................................      26,813        601,071      3,884,990
      Proposal 3H - To amend the Fundamental restriction concerning lending:
      Shares voted "For" .....................................................   1,412,768      6,704,984     48,450,709
      Shares voted "Against" .................................................      24,487        200,135      1,627,694
      Shares voted "Abstain" ................................................      26,813        601,601      3,887,190

ADDITIONAL INFORMATION (Unaudited) (continued)


                                                                        Aggressive
                                                                          Growth      Evergreen
                                                                       ------------ ------------
      Proposal 3J9 - Reclassification as nonfundamental of current fundamental restriction: Unseasoned Issuers
      Shares voted "For" .............................................  5,446,264    42,568,910
      Shares voted "Against" .........................................    169,267     1,372,327
      Shares voted "Abstain" .........................................    350,856     2,235,822
      Proposal 3J10 - Reclassification as nonfundamental of current fundamental restriction: Control or Management
      Shares voted "For" .............................................          -    42,593,101
      Shares voted "Against" .........................................          -     1,348,135
      Shares voted "Abstain" .........................................          -     2,235,823
      Proposal 3J11 - Reclassification as nonfundamental of current fundamental restriction: Short Sales
      Shares voted "For" .............................................          -    42,600,540
      Shares voted "Against" .........................................          -     1,340,696
      Shares voted "Abstain" .........................................          -     2,235,823
      Proposal 3J12 - Reclassification as nonfundamental of current fundamental restriction: Margin Purchases
      Shares voted "For" .............................................          -    42,601,965
      Shares voted "Against" .........................................          -     1,339,272
      Shares voted "Abstain" .........................................          -     2,235,822
      Proposal 3J13 - Reclassification as nonfundamental of current fundamental restriction: Other Investment Companies
      Shares voted "For" .............................................          -    42,613,808
      Shares voted "Against" .........................................          -     1,336,108
      Shares voted "Abstain" .........................................          -     2,227,143
      Proposal 3J14 - Reclassification as nonfundamental of current fundamental restriction: Officers' and Director's Ownership of
       Shares ........................................................
      Shares voted "For" .............................................          -    42,616,593
      Shares voted "Against" .........................................          -     1,333,323
      Shares voted "Abstain" .........................................          -     2,227,143
      Proposal 3J15 - Reclassification as nonfundamental of current fundamental restriction: Warrants
      Shares voted "For" .............................................          -    42,615,203
      Shares voted "Against" .........................................          -     1,334,182
      Shares voted "Abstain" .........................................          -     2,227,674
      Proposal 3J16 - Reclassification as nonfundamental of current fundamental restriction: Interests in Oil, Gas,or Other Mineral
       Explorations or Development Programs
      Shares voted "For" .............................................          -    42,612,122
      Shares voted "Against" .........................................          -     1,336,578
      Shares voted "Abstain" .........................................          -     2,228,359
      Proposal 3J17 - Reclassification as nonfundamental of current fundamental restriction: Joint Trading
      Shares voted "For" .............................................          -    42,611,250
      Shares voted "Against" .........................................          -     1,337,450
      Shares voted "Abstain" .........................................          -     2,228,359



                                                                          Micro                  Strategic
                                                                           Cap        Omega        Growth
                                                                       ----------- ----------- -------------
      Proposal 3J9 - Reclassification as nonfundamental of current fundamental restriction: Unseasoned Issuers
      Shares voted "For" .............................................  1,411,309   6,698,292   48,482,003
      Shares voted "Against" .........................................     25,946     206,069    1,598,923
      Shares voted "Abstain" .........................................     26,813     602,359    3,884,667
      Proposal 3J10 - Reclassification as nonfundamental of current fundamental restriction: Control or Management
      Shares voted "For" .............................................  1,411,309   6,699,084   48,475,822
      Shares voted "Against" .........................................     25,946     205,277    1,601,284
      Shares voted "Abstain" .........................................     26,813     602,359    3,888,487
      Proposal 3J11 - Reclassification as nonfundamental of current fundamental restriction: Short Sales
      Shares voted "For" .............................................  1,411,309   6,697,957   48,458,811
      Shares voted "Against" .........................................     25,946     206,159    1,603,812
      Shares voted "Abstain" .........................................     26,813     602,604    3,902,970
      Proposal 3J12 - Reclassification as nonfundamental of current fundamental restriction: Margin Purchases
      Shares voted "For" .............................................  1,411,309   6,697,555   48,434,512
      Shares voted "Against" .........................................     25,946     206,562    1,627,437
      Shares voted "Abstain" .........................................     26,813     602,603    3,903,644
      Proposal 3J13 - Reclassification as nonfundamental of current fundamental restriction: Other Investment Companies
      Shares voted "For" .............................................  1,411,309   6,701,383   48,491,915
      Shares voted "Against" .........................................     25,946     206,562    1,598,557
      Shares voted "Abstain" .........................................     26,813     598,775    3,875,121
      Proposal 3J14 - Reclassification as nonfundamental of current fundamental restriction: Officers' and Director's Ownership of
       Shares ........................................................
      Shares voted "For" .............................................  1,411,309           -            -
      Shares voted "Against" .........................................     25,946           -            -
      Shares voted "Abstain" .........................................     26,813           -            -
      Proposal 3J15 - Reclassification as nonfundamental of current fundamental restriction: Warrants
      Shares voted "For" .............................................  1,411,309           -            -
      Shares voted "Against" .........................................     25,946           -            -
      Shares voted "Abstain" .........................................     26,813           -            -
      Proposal 3J16 - Reclassification as nonfundamental of current fundamental restriction: Interests in Oil, Gas,or Other Mineral
       Explorations or Development Programs
      Shares voted "For" .............................................          -           -            -
      Shares voted "Against" .........................................          -           -            -
      Shares voted "Abstain" .........................................          -           -            -
      Proposal 3J17 - Reclassification as nonfundamental of current fundamental restriction: Joint Trading
      Shares voted "For" .............................................          -           -            -
      Shares voted "Against" .........................................          -           -            -
      Shares voted "Abstain" .........................................          -           -            -

ADDITIONAL INFORMATION (Unaudited) (continued)

On January 6, 1998, a special meeting of shareholders for Evergreen Small Company Growth Fund II (formerly, Keystone Small Company Growth Fund II) and Small Company Growth was held to consider a proposal for reorganization of the Funds and had the following shares represented at the meeting. On November 10, 1997, the record date for the meeting, the Funds had the following shares outstanding:


                                                                                          Small Company   Small Company
                                                                                         Growth Fund II      Growth
                                                                                        ---------------- --------------
Record date shares outstanding ........................................................    3,338,223      159,674,283
Shares represented at meeting .........................................................    1,534,715       87,264,642
Percentage of record date shares represented at meeting ...............................         46.0%            54.7%
   Proposal - The proposed reorganization of each Fund as a series of the Evergreen
Equity Trust,
    a Delaware business trust:
   Shares voted For ...................................................................    1,432,842       79,649,671
   Shares voted Against ...............................................................       16,858        3,134,320
   Shares voted Abstain ..............................................................       85,015        4,480,651

                                 Evergreen Funds


Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal
Bond Fund Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund




Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund




Domestic Growth
Evergreen Fund
Omega Fund
Small Company Growth Fund
Strategic Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
International Equity Fund
Global Opportunities Fund
Natural Resources Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800-346-3858

Investor Services
800-343-2898

Retirement Plan Services
800-247-4075

www.evergreenfunds.com

                                                                       BULK RATE
                                                                    U.S. POSTAGE
                                                                            PAID
                                                                   CHARLOTTE, NC
                                                                  PERMIT NO. 136


(Evergreen Funds(SM) logo appears here)
201 South College St.
Charlotte, NC 28288






                             EVERGREEN EQUITY TRUST

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.


Item 16. Exhibits:

1. Declaration of Trust. Incorporated by reference to Evergreen Equity Trust's Registration Statement on Form N-1A filed on
        October 8, 1997. Registration No. 333-37453 ("Form N-1A Registration Statement")

2.      By-Laws. Incorporated by reference to the Form N-1A Registration
        Statement.

3.      Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5. Declaration of Trust Articles II., III.6(c), IV.(3), IV.(8), V., VI., VII., and VIII and By-Laws Articles II., III., and VIII.

6(a). Investment Advisory Agreement between Evergreen Asset Management Corp. and Evergreen Equity Trust. Incorporated by reference to the Form N-1A Registration Statement.

6(b). Sub-Advisory Agreement between Evergreen Asset Management Corp. and Lieber & Company. Incorporated by reference to Form N-1A Registration Statement.

7(a). Distribution Agreement between Evergreen Distributor, Inc. and Evergreen Equity Trust. Incorporated by reference to the Form N-1A Registration Statement.

7(b). Form of Dealer Agreement for Class A, Class B and Class C shares used by Evergreen Distributor, Inc. Incorporated by reference to the Form N-1A Registration Statement.

8. Form of Deferred Compensation Plan. Incorporated by reference to the Form N-1A Registration Statement.

9. Custody Agreement between State Street Bank and Trust Company and Evergreen Equity Trust. Incorporated by reference to Form N-1A Registration Statement.

10(a). Rule 12b-1 Distribution Plan. Incorporated by reference to the Form N-1A Registration Statement.

10(b). Multi-Class Plan. Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 Filed on November 10, 1997.

11.     Opinion and Consent of Sullivan & Worcester LLP. Filed herewith.

12.     Tax Opinion and Consent of Sullivan & Worcester LLP. Previously Filed

13(a). Transfer Agency Agreement between the Registrant and Evergreen Service Company Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed on March 12, 1998.

14.     Not applicable.

15. Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 7

16.     Proxy Card. Filed herewith.


Item 17.              Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by person who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on the 17th day of May, 1999.


                                             EVERGREEN EQUITY TRUST

                                            By:      /s/ William J. Tomko
                                                     ----------------------
                                                     Name: William J. Tomko
                                                     Title: President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 17th day of May, 1999.



/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer                 Trustee                           Trustee



/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board and         Trustee
                                        Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Vice Chairman of the Board and
                                                                           Trustee
/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima                    /s/ Leroy Keith, Jr.*
-------------------------------         ------------------------------
Richard J. Shima*                       Leroy Keith, Jr.*
Trustee                                 Trustee


*By: /s/ Catherine E. Foley
-------------------------------
Catherine E. Foley
Attorney-in-Fact

     *Catherine E. Foley, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.




                                INDEX TO EXHIBITS


EXHIBIT NO.              EXHIBIT
11             Tax Opinion and Consent of Sullivan & Worcester LLP
17             Proxy Card